UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

Item 1.  Reports to Stockholders.

CONTENTS

Understanding your TIAA-CREF Life Funds report	2

Information on the TIAA-CREF Life Funds	3

About the funds’ benchmarks	4

Important information about expenses	6

Fund performance
Growth Equity Fund	7
Growth & Income Fund	10
International Equity Fund	13
Large-Cap Value Fund	16
Small-Cap Equity Fund	19
Stock Index Fund	22
Social Choice Equity Fund	25
Real Estate Securities Fund	28
Bond Fund	31
Money Market Fund	34

Summary portfolios of investments	37

Financial statements
Statements of assets and liabilities	70
Statements of operations	74
Statements of changes in net assets	78
Financial highlights	85
Notes to financial statements	95

Report of independent registered public accounting firm	107

Trustees and officers	108

Important tax information	115

How to reach us	Inside back cover

UNDERSTANDING YOUR TIAA-CREF LIFE FUNDS REPORT

This annual report contains information about the ten TIAA-CREF Life Funds and describes the funds’ results for the twelve months ended December 31, 2010. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of December 31, 2010. The summary portfolio also lists the fund’s largest individual holdings as of that date.
•	The financial statements contain detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

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INFORMATION ON THE TIAA-CREF LIFE FUNDS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The funds also file complete portfolio listings with the SEC, and they are available to the public.

 You can obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings (called “TIAA-CREF Life Funds Schedules of Investments”) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which is free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

FUND MANAGEMENT

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Life Funds  ¡  2010 Annual Report    3

ABOUT THE FUNDS’ BENCHMARKS

EQUITY INDEXES

BROAD-MARKET INDEX

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

LARGE-CAP INDEXES

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE Index measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

SMALL-CAP INDEX

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

SPECIALTY EQUITY INDEX

The FTSE NAREIT All Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. On December 20, 2010, the benchmark changed its name from the FTSE NAREIT Equity REITs Index to the FTSE NAREIT All Equity REITs Index. At the same time, Timber REITs were added to the index.

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FIXED-INCOME INDEX

The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

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IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the TIAA-CREF Life Funds incur only one of two potential types of costs.

•	Shareholders do not incur transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, they do incur ongoing costs, including management fees.

     The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.

     The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other funds. The examples assume $1,000 was invested on July 1, 2010, and held for six months until December 31, 2010.

ACTUAL EXPENSES

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

     Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table shows hypothetical fund values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

     This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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GROWTH EQUITY FUND

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The Growth Equity Fund returned 13.42% for the year, compared with the 16.71% return of its benchmark, the Russell 1000® Growth Index.

Large-cap growth stocks surpass their value counterparts

In 2010 large-cap growth stocks posted a double-digit gain for the second consecutive year and outperformed the 15.51% return of large-cap value issues, as measured by the Russell 1000 Value Index. Large-cap growth stocks have outpaced large-cap value issues in three of the last four calendar years.

    Its recent outperformance notwithstanding, large-cap growth stocks have lagged large-cap value issues over the ten years ended December 31, 2010. During this time, the Russell 1000 Growth Index posted an average annual return of 0.02%—more than three percentage points behind the 3.26% average return of its value counterpart.

The rally is broad-based

Fueled by solid gains in the second half of the year, every sector of the Russell 1000 Growth Index ended the year in positive territory, with six posting double-digit advances. Two of the benchmark’s largest sectors, consumer discretionary and producer durables, scored the greatest gains, climbing 26.7% and 27.7%, respectively. Anticipation of a recovery in consumer and business spending drove those sectors higher. Technology, the largest sector in the index, returned 11.9%.

    Defensive sectors, which typically outperform in down markets, also helped lift the index’s return. The consumer staples and energy sectors were up 16.8% and 12.7%, respectively. Investors favored companies that might benefit from an improved economic environment.

The fund trails its benchmark

The fund lagged its benchmark primarily because of unfavorable stock choices. These included overweight positions in MasterCard and agricultural giant Monsanto. Overweight holdings in three technology stocks, Cisco Systems, Adobe Systems and Google, also detracted from relative returns.

    Other, favorable stock selections partially offset these detractors. Having extra exposure to software company Intuit contributed positively to the fund’s relative performance, as did an underweight position in Hewlett-Packard. Other boosts came from an overweight position in oil and gas drilling equipment provider National Oilwell Varco, which benefited from increased demand from rising rig activity in the United States, and a nonbenchmark position in Starwood Hotels.

TIAA-CREF Life Funds  ¡  2010 Annual Report    7

GROWTH EQUITY FUND

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return
	1 year	5 years	10 years
Growth Equity Fund (inception: 4/3/2000)	13.42%	3.20%	–0.94%
Russell 1000® Growth Index	16.71	3.75	0.02

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

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GROWTH EQUITY FUND

EXPENSE EXAMPLE

Six months ended December 31, 2010

Growth Equity Fund	Starting fund value (7/1/10)	Ending fund value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)
Actual return	$1,000.00	$1,246.69	$2.94
5% annual hypothetical return	1,000.00	1,022.58	2.65

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

Sector	% of net assets as of 12/31/2010
Information technology	32.9
Consumer discretionary	21.7
Industrials	13.9
Health care	12.8
Energy	8.0
Consumer staples	5.1
Financials	4.2
Materials	2.2
Other assets & liabilities, net	–0.8
Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 12/31/2010
Over $15 billion	73.5
$4 billion–$15 billion	23.2
Under $4 billion	3.3
Total	100.0

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GROWTH & INCOME FUND

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The Growth & Income Fund returned 13.41% for the year, compared with the 15.06% return of its benchmark, the S&P 500® Index.

Large-caps lag the broad market

In 2010 the S&P 500 Index trailed the 16.93% return of the broad-based Russell 3000® Index. This reflected the fact that small- and mid-cap stocks make up more than one-third of the Russell 3000 Index and both categories performed better than large caps during the period. Small-cap stocks, as measured by the Russell 2000® Index, gained 26.85%, while mid-cap stocks, as measured by the Russell Midcap® Index, climbed 25.47%.

For the ten years ended December 31, 2010, the S&P 500 Index experienced considerable volatility. It ended the period with an average annual return of 1.41%, versus 2.16% for the Russell 3000.

All ten industry sectors gain

Fueled by advances in the second half of the year, eight of the S&P 500’s ten industry sectors ended the period with double-digit gains. The largest sector, information technology, climbed 10.2%. The benchmark’s next two largest sectors, financials and energy, also advanced, with returns of 12.1% and 20.5%, respectively.

The greatest gains came from the consumer discretionary (up 27.7%) and industrials (up 26.7%) sectors. Combined, these two sectors comprised more than one-fifth of the market capitalization of the index on December 31, 2010.

Health care (up 2.9%) and utilities (up 5.5%) posted the weakest results for the period. Together, these two sectors made up less than one-sixth of the index at year-end and had a limited effect on its return.

Stock choices limit returns

The fund lagged its benchmark because of unfavorable stock selections. An overweight position in Hewlett-Packard had the largest negative effect on results. Overweights in Medco Health Solutions and Boeing also detracted from the fund’s relative return, as did the exclusion of Ford and energy company ConocoPhillips.

These detractions from relative performance were partially offset by several holdings that were not included in the benchmark. Automotive industry supplier Autoliv and oil and natural gas company Newfield Exploration led the fund’s positive contributors. Semiconductor maker Skyworks Solutions, specialty chemical company Ferro and restaurant chain Chipotle Mexican Grill also boosted the fund’s return.

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GROWTH & INCOME FUND

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return
	1 year	5 years	10 years
Growth & Income Fund (inception: 4/3/2000)	13.41%	5.55%	2.51%
S&P 500 Index	15.06	2.29	1.41

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

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GROWTH & INCOME FUND

EXPENSE EXAMPLE

Six months ended December 31, 2010
Growth & Income Fund	Starting fund value (7/1/10)	Ending fund value (12/31/10)	Expenses paid (7/1/10– 12/31/10	* )
Actual return	$1,000.00	$1,234.94	$2.93
5% annual hypothetical return	1,000.00	1,022.58	2.65

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION
Sector	% of net assets as of 12/31/2010
Information technology	21.0
Financials	15.0
Consumer discretionary	12.5
Health care	11.9
Industrials	11.6
Energy	11.1
Consumer staples	9.7
Materials	3.3
Telecommunication services	2.6
Utilities	0.9
Other assets & liabilities, net	0.4
Total	100.0

HOLDINGS BY COMPANY SIZE
Market capitalization	% of equity investments as of 12/31/2010
Over $15 billion	67.7
$4 billion–$15 billion	22.2
Under $4 billion	10.1
Total	100.0

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INTERNATIONAL EQUITY FUND

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The International Equity Fund returned 19.63% for the year, compared with the 7.75% return of its benchmark, the MSCI EAFE Index.

Foreign stocks trail U.S. shares

In 2010 the return of the EAFE index was less than half the 16.93% gain of the U.S. stock market, as measured by the Russell 3000® Index. The EAFE fell 13.23% in the first half of the year, as investors worried about a spreading debt crisis in Europe and slowing growth in the United States. When the European and U.S. central banks took decisive steps to try to address these issues, investor fears subsided, and the benchmark surged 24.18% in the second half.

A stronger yen, relative to the dollar, elevated the EAFE’s return for U.S. investors. The index returned 4.82% in local currencies versus 7.75% in dollars.

Constrained by losses in Spain and France, European stocks—the EAFE’s largest regional segment—returned just 3.9% in dollars. Japanese stocks, the benchmark’s largest country component, soared 15.4%. Other Pacific stocks climbed 16.9%.

Stock choices magnify returns

The fund outperformed its benchmark by almost twelve percentage points because of numerous successful stock selections. Topping the list of positive contributors to relative performance were overweight holdings in German chemical producer Lanxess; Swedish security systems provider Assa Abloy; Britain’s ICAP, a broker for bankers and other security traders; and Chinese export company Li & Fung. These results were partly offset by other, less favorable holdings, including overweights in three German companies: industrial conglomerate ThyssenKrupp, stock exchange Deutsche Börse and drug maker Bayer. An out-of-benchmark position in China’s Nine Dragons Paper Holdings also reduced returns.

The fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the fund’s benchmark index. They may, however, be taken into account in that day’s NAV to reflect the value of the fund’s holdings at the time the NAV is calculated.

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INTERNATIONAL EQUITY FUND

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return
	1 year	5 years	10 years
International Equity Fund (inception: 4/3/2000)	19.63%	4.09%	4.29%
MSCI EAFE Index	7.75	2.46	3.52

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

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INTERNATIONAL EQUITY FUND

EXPENSE EXAMPLE

Six months ended December 31, 2010

International Equity Fund	Starting fund value (7/1/10)	Ending fund value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)
Actual return	$1,000.00	$1,324.42	$3.52
5% annual hypothetical return	1,000.00	1,022.18	3.06

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.60%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

Sector	% of net assets as of 12/31/2010
Industrials	27.9
Materials	20.5
Consumer discretionary	14.0
Financials	11.9
Consumer staples	11.1
Health care	11.0
Energy	2.4
Utilities	2.4
Information technology	1.2
Other assets & liabilities, net	–2.4
Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 12/31/2010
Over $15 billion	39.8
$4 billion–$15 billion	46.5
Under $4 billion	13.7
Total	100.0

HOLDINGS BY COUNTRY

Country	% of portfolio investments as of 12/31/2010
Germany	25.6
Switzerland	14.8
United Kingdom	14.7
Japan	9.7
China	8.0
Sweden	7.4
Hong Kong	6.9
Macau	3.4
India	3.1
6 other nations	6.4
Total	100.0

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LARGE-CAP VALUE FUND

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The Large-Cap Value Fund returned 18.36% for the year, compared with the 15.51% return of its benchmark, the Russell 1000® Value Index.

Large-cap value stocks trail their growth counterparts

Although large-cap value stocks posted a double-digit gain in 2010, they underperformed large-cap growth issues, which returned 16.71%, as measured by the Russell 1000 Growth Index. Large-cap value stocks have trailed large-cap growth issues in three out of the past five calendar years, largely because the former include the stocks of many commercial banks, which were negatively affected by the economic downturn during that time.

For the five years ended December 31, 2010, the Russell 1000 Value Index posted an average annual return of 1.28%—nearly two-and one-half percentage points behind the 3.75% average return of large-cap growth stocks.

All nine industry sectors gain

Fueled by advances in the second half of the year, eight of the nine industry sectors in the Russell 1000 Value Index ended the period with double-digit gains. Financial services, the index’s largest sector, in terms of market capitalization at year’s end, rose 12.9%. Gains were even stronger in three other large sectors: energy (up 25.7%), consumer discretionary (up 26.9%) and producer durables (up 25.2%).

Stock choices boost performance

The fund outperformed its benchmark by more than two-and-one-half percentage points on the strength of favorable stock selections. An overweight position in Midwestern bank Huntington Bancshares was the largest positive contributor, while an underweight holding in Berkshire Hathaway also aided results. Other favorable positions included an overweight in Smith International, a provider of equipment for oil and gas production, and an out-of-benchmark holding in Magna International, an automotive supplier.

Selections in other securities partially offset these positive contributions. An out-of-benchmark position in the iPath® S&P 500 VIX Short-Term Futures™ ETI, an exchange-traded note, was the biggest drag on fund performance. (An exchange-traded note is a debt security issued by a bank and registered with the SEC.) An overweight position in medical device maker Boston Scientific also trimmed returns. Within the technology sector, a nonbenchmark position in Palm and an overweight in Hewlett-Packard detracted slightly from the fund’s relative return.

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LARGE-CAP VALUE FUND

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return
	1 year	5 years	since inception
Large-Cap Value Fund (inception: 10/28/2002)	18.36%	2.50%	8.49%
Russell 1000 Value Index	15.51	1.28	7.08

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds  ¡  2010 Annual Report    17

LARGE-CAP VALUE FUND

EXPENSE EXAMPLE

Six months ended December 31, 2010

Large-Cap Value Fund	Starting fund value (7/1/10)	Ending fund value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)
Actual return	$1,000.00	$1,251.28	$2.95
5% annual hypothetical return	1,000.00	1,022.58	2.65

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

Sector	% of net assets as of 12/31/2010
Financials	24.1
Health care	13.3
Energy	11.5
Information technology	10.2
Industrials	9.8
Consumer staples	8.6
Consumer discretionary	8.4
Telecommunication services	5.3
Utilities	5.0
Materials	3.6
Other assets & liabilities, net	0.2
Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 12/31/2010
Over $15 billion	61.0
$4 billion–$15 billion	20.4
Under $4 billion	18.6
Total	100.0

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SMALL-CAP EQUITY FUND

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The Small-Cap Equity Fund returned 27.55% for the year, compared with the 26.85% return of its benchmark, the Russell 2000® Index.

Small caps outperform the market

Small-cap stocks outpaced the broad U.S. stock market, which rose 16.93%, as measured by the Russell 3000® Index. For the first half of 2010, small caps returned –1.95%, compared with –6.05% for the broad market. The gap between small caps and the overall market persisted during the second half of the year, when small caps and the overall market gained 29.38% and 24.46%, respectively.

For the five years ended December 31, 2010, small caps retained their advantage. They recorded an average annual gain of 4.47%, versus 2.74% for the Russell 3000 Index.

All sectors score double-digit gains

All nine industry sectors of the Russell 2000 Index posted double-digit advances for 2010. Financial services, technology and consumer discretionary—the index’s three largest sectors—gained 20.4%, 37.1% and 31.8%, respectively. In addition, both the materials and processing and energy sectors rose by more than 30%. Together, these five sectors made up about 65% of the benchmark’s total market capitalization on December 31, 2010. Utilities, health care and consumer staples lagged, returning 15.2%, 17.2% and 17.3%, respectively.

Stock choices lift the fund

The fund outperformed its benchmark primarily because of favorable stock selections. These included overweight positions in five technology companies: ArcSight, Acme Packet, ADC Telecommunications, Riverbed Technology and Compellent Technologies. An overweight holding in oil and natural gas producer McMoRan Exploration also helped.

These positive contributions were partially offset by overweights in Willbros Group, an oil and gas firm; Unisys, a technology company; and GenCorp, an aerospace and defense product manufacturer. Underweight holdings in US Airways and industrial motor provider Baldor Electric also hurt performance.

The fund continued to use proprietary quantitative models to select small-cap stocks that appeared to be attractively priced.

TIAA-CREF Life Funds  ¡  2010 Annual Report    19

SMALL-CAP EQUITY FUND

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return
	1 year	5 years	since inception
Small-Cap Equity Fund (inception: 10/28/2002)	27.55%	4.14%	11.23%
Russell 2000® Index	26.85	4.47	11.08

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

20    2010 Annual Report  ¡  TIAA-CREF Life Funds

SMALL-CAP EQUITY FUND

EXPENSE EXAMPLE

Six months ended December 31, 2010

Small-Cap Equity Fund	Starting fund value (7/1/10)	Ending fund value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)
Actual return	$1,000.00	$1,301.85	$3.19
5% annual hypothetical return	1,000.00	1,022.43	2.80

•

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.55%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION
Sector	% of net assets as of 12/31/2010
Information technology	20.5
Financials	19.5
Industrials	14.9
Consumer discretionary	14.4
Health care	11.5
Energy	6.8
Materials	5.5
Utilities	3.1
Consumer staples	2.7
Telecommunication services	0.8
Other assets & liabilities, net	0.3
Total	100.0

HOLDINGS BY COMPANY SIZE
Market capitalization	% of equity investments as of 12/31/2010
$4 billion–$15 billion	0.8
Under $4 billion	99.2
Total	100.0

TIAA-CREF Life Funds  ¡  2010 Annual Report    21

STOCK INDEX FUND

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The Stock Index Fund returned 16.79% for the year, compared with the 16.93% return of its benchmark, the Russell 3000® Index.

     For the period, the fund’s return slightly trailed that of its benchmark, primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Stocks gain despite early losses

The year began with encouraging U.S. economic data that drove positive stock market returns for the first four months. However, worries about the economic recovery at home and sovereign debt problems in Europe resurfaced in May, causing a sell-off that left the benchmark with a 6.05% loss for the first half of the year.

     Stocks rallied during the third quarter on the strength of strong corporate earnings and the Federal Reserve’s decision to buy U.S. Treasury securities in an effort to lower long-term interest rates. Strong overseas demand for U.S. products and congressional agreement on a package of tax cuts in December helped sustain the rally.

     During the twelve-month period, growth stocks outperformed value issues, 17.64% to 16.23%. Small-cap stocks led the market, with a return of 26.85%. Mid caps performed nearly as well, gaining 25.47%, while large caps returned 16.10%. (Returns by investment style and market capitalization are based on the Russell indexes.)

Consumer discretionary leads

Eight of the benchmark’s nine industry sectors posted double-digit gains for the year. The index’s return was driven by a 27.6% jump in the consumer discretionary sector, followed by a 27.0% advance in producer durables. These results were tempered by less robust returns in technology (up 13.7%) and financial services (up 12.6%), the benchmark’s two largest sectors. The health care sector, with a return of 5.8%, lagged the rest of the market; it was the only sector to post a single-digit gain.

Four of the index’s five largest stocks rise

Four of the five largest stocks in the Russell 3000 registered double-digit gains for the year. Apple posted a 53.1% advance on the strength of strong sales and expectations that Verizon would begin offering the iPhone. Results for the other four stocks, in descending order of market capitalization at period-end, were: Exxon Mobil, 10.1%; Microsoft, –6.5%; General Electric, 24.3%; and IBM, 14.3%.

22    2010 Annual Report  ¡  TIAA-CREF Life Funds

STOCK INDEX FUND

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return
	1 year	5 years	10 years
Stock Index Fund (inception: 1/4/1999)	16.79%	2.78%	2.17%
Russell 3000 Index	16.93	2.74	2.16

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds  ¡  2010 Annual Report    23

STOCK INDEX FUND

EXPENSE EXAMPLE

Six months ended December 31, 2010

Stock Index Fund	Starting fund value (7/1/10)	Ending fund value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)
Actual return	$1,000.00	$1,243.16	$0.51
5% annual hypothetical return	1,000.00	1,024.75	0.46

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.09%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

Sector	% of net assets as of 12/31/2010
Financials	18.0
Information technology	17.9
Industrials	11.3
Consumer discretionary	11.1
Health care	11.0
Energy	11.0
Consumer staples	8.9
Materials	4.2
Utilities	3.3
Telecommunication services	2.8
Other assets & liabilities, net	0.5
Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 12/31/2010
Over $15 billion	63.2
$4 billion–$15 billion	20.1
Under $4 billion	16.7
Total	100.0

24    2010 Annual Report  ¡  TIAA-CREF Life Funds

SOCIAL CHOICE EQUITY FUND

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The Social Choice Equity Fund returned 16.01% for the year, compared with the 16.93% return of its benchmark, the Russell 3000® Index. The fund screens investments according to social criteria, while the benchmark does not.

Stock exclusions trim results

Because of its social screens, the fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these stocks had both positive and negative effects during the period, but the net result was to lower the fund’s return relative to that of its benchmark.

The fund’s underperformance was largely the result of its exclusion of Apple, the second largest stock in the index in terms of market capitalization on December 31, 2010. Apple rose 53.1% on investor enthusiasm for the company’s products and better-than-expected earnings. Also hindering results was the absence of Citigroup, energy giant ConocoPhillips and copper and gold producer Freeport-McMoRan, which rose 42.9%, 38.8% and 52.6%, respectively.

In contrast, relative performance was enhanced by avoiding three large-cap financial companies: Bank of America, Berkshire Hathaway and JPMorgan Chase. The absence of Exxon Mobil, Pfizer and Wal-Mart also aided results.

Strategies help manage risks

Because the fund’s social screens preclude it from investing in some of the stocks within the Russell 3000 Index, the fund’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of the index. One such method is to overweight or underweight specific stocks relative to each one’s percentage of capitalization within the benchmark.

During the period, the fund lagged its benchmark because of several overweight positions that reduced relative performance. Chief among these were holdings in three large-cap technology companies: Hewlett-Packard, Cisco Systems and Microsoft. Overweights in medical device maker Medtronic and biotechnology company Gilead Sciences also detracted from returns.

These results were partly offset by positive contributions to relative performance, such as overweight positions in Ford, entertainment conglomerate Liberty Media and digital television provider DirecTV. Also boosting the fund’s relative returns was an overweight position in power generation equipment manufacturer Cummins, which soared 142.7% over the twelve-month period on a series of better-than-expected quarterly earnings.

TIAA-CREF Life Funds  ¡  2010 Annual Report    25

SOCIAL CHOICE EQUITY FUND

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return
	1 year	5 years	10 years
Social Choice Equity Fund (inception: 4/3/2000)	16.01%	3.26%	2.44%
Russell 3000® Index	16.93	2.74	2.16

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$ 10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

26    2010 Annual Report  ¡  TIAA-CREF Life Funds

SOCIAL CHOICE EQUITY FUND

EXPENSE EXAMPLE

Six months ended December 31, 2010

Social Choice Equity Fund	Starting fund value (7/1/10)	Ending fund value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)
Actual return	$1,000.00	$1,232.39	$1.24
5% annual hypothetical return	1,000.00	1,024.10	1.12

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.22%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

Sector	% of net assets as of 12/31/2010
Information technology	16.6
Financials	15.9
Consumer discretionary	12.9
Industrials	11.6
Health care	11.6
Energy	10.3
Consumer staples	9.6
Materials	5.2
Utilities	4.3
Telecommunication services	2.1
Other assets & liabilities, net	–0.1
Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 12/31/2010
Over $15 billion	64.3
$4 billion–$15 billion	24.1
Under $4 billion	11.6
Total	100.0

TIAA-CREF Life Funds  ¡  2010 Annual Report    27

REAL ESTATE SECURITIES FUND

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The Real Estate Securities Fund returned 31.16% for the year, compared with the 27.95% return of its benchmark, the FTSE NAREIT All Equity REITs Index.

REITs outpace the broad market

During the year, the FTSE NAREIT All Equity REITs Index topped the 16.93% return of the broad U.S. stock market, as measured by the Russell 3000® Index. It also outperformed the 6.54% return of the U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index.

The benchmark rose in three of the four quarters of 2010. It lost ground in the second quarter when U.S. growth rates slowed, fueling concerns of a double-dip recession. Returns from REITs improved in the second half of the year on rising corporate profits and the Federal Reserve’s decision to buy U.S. Treasury securities.

For the five years ended December 31, 2010, the benchmark returned an average annual 3.03%, narrowly surpassing the 2.74% average return of the Russell 3000. However, it trailed the 5.80% average annual gain of the Barclays Capital aggregate index.

All property sectors advance

All sectors of the benchmark but one posted double-digit gains for the year. The apartment sector, the index’s top performer, rose 47.0%, as reduced interest in home buying continued throughout the year. Hotels posted an impressive 42.8% return, helped by improving travel demand, particularly business travel. Benefiting from a rise in occupancy rates and rents, malls and shopping centers returned 34.6% and 30.8%, respectively. The office sector trailed other property sectors, yet ended the period with a gain of 18.4%.

Stock selection lifts performance

The fund outperformed its benchmark because of favorable security choices. An overweight position in Glimcher Realty Trust, an operator of regional malls and community centers, was the fund’s largest positive contributor. An overweight in FelCor Lodging Trust, an operator of hotels and resorts, also aided results, as did underweights in Plum Creek Timber Company and Liberty Property Trust.

These results were partially offset by other selections that did not perform as well. These included underweight holdings in three apartment owners and property managers: Equity Residential, Apartment Investment and Management, and Post Properties. A nonbenchmark position in Forestar Group, an owner of mixed-use real estate, also detracted from the fund’s results.

28    2010 Annual Report  ¡  TIAA-CREF Life Funds

REAL ESTATE SECURITIES FUND

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return
	1 year	5 years	since inception
Real Estate Securities Fund (inception: 10/28/2002)	31.16%	2.64%	11.31%
FTSE NAREIT All Equity REITs Index*	27.95	3.03	11.72

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*	On December 20, 2010, the benchmark changed its name from the FTSE NAREIT Equity REITs Index to the FTSE NAREIT All Equity REITs Index. At the same time, Timber REITs were added to the index.

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds  ¡  2010 Annual Report    29

REAL ESTATE SECURITIES FUND

EXPENSE EXAMPLE

Six months ended December 31, 2010

Real Estate Securities Fund	Starting fund value (7/1/10)	Ending fund value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)
Actual return	$1,000.00	$1,230.81	$3.21
5% annual hypothetical return	1,000.00	1,022.33	2.91

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.57%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION
Sector	% of net assets as of 12/31/2010
Specialized REITs	28.5
Retail REITs	23.6
Residential REITs	16.8
Office REITs	13.1
Diversified REITs	4.7
Industrial REITs	3.8
Real estate operating companies	2.3
Hotels, resorts & cruise lines	2.1
Asset management & custody banks	1.5
Mortgage REITs	0.9
Homebuilding	0.8
Real estate development	0.5
Other assets & liabilities, net	1.4
Total	100.0

HOLDINGS BY COMPANY SIZE
Market capitalization	% of equity investments as of 12/31/2010
Over $15 billion	20.2
$4 billion–$15 billion	49.6
Under $4 billion	30.2
Total	100.0

30    2010 Annual Report  ¡  TIAA-CREF Life Funds

BOND FUND

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The Bond Fund returned 6.91% for the year, compared with the 6.54% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index.

Bonds gain despite year-end losses

During 2010 the U.S. economy continued to recover. Gross domestic product grew 2.9% for the year. But with consumer spending constrained by widespread unemployment, lower housing prices and high household debt, businesses were still reluctant to make capital investments.

To bolster the economy, the Federal Reserve kept the target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% and began buying U.S. Treasury securities in an effort to lower long-term interest rates.

The Barclays Capital U.S. Aggregate Bond Index, which measures the broad domestic investment-grade, fixed-rate bond market, gained 7.94% through September 30, on the strength of robust demand for U.S. Treasuries and high-quality corporate bonds. During this period, investors were concerned about the pace of economic recovery in the United States and a spreading debt crisis in Europe. When the global economy showed signs of improvement in the fourth quarter, some investors sought higher returns in stocks, and the index lost 1.30%.

Corporate bonds outshine Treasuries

The small commercial mortgage-backed sector was the benchmark’s top performer in 2010, gaining 20.4%. Corporate bonds posted a solid 9.0% return, while U.S. Treasuries, agency securities and asset-backed securities underperformed the index, returning 5.9%, 4.6% and 5.9%, respectively. The yield on 2-year Treasury notes fell from 1.14% at year-end 2009 to 0.61% on December 31, 2010. The 10-year yield declined from 3.85% to 3.30%.

The fund tops its benchmark

The fund outperformed the Barclays Capital aggregate index primarily because of its positions in corporate bonds, including out-of-benchmark holdings in high-yield bonds and emerging market securities. Overweight investments and favorable security selections in U.S. agencies, asset-backed securities and commercial mortgage-backed securities also helped. Together, these numerous positive contributions more than offset the negative effects of underweighting U.S. Treasury securities during the second and third quarters, when Treasuries outperformed most other sectors.

TIAA-CREF Life Funds  ¡  2010 Annual Report    31

BOND FUND

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return
	1 year	5 years	since inception
Bond Fund (inception: 7/8/2003)	6.91%	4.97%	4.31%
Barclays Capital U.S. Aggregate Bond Index	6.54	5.80	4.87

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$ 10,000 SINCE JULY 8, 2003 INCEPTION

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

32    2010 Annual Report  ¡  TIAA-CREF Life Funds

BOND FUND

EXPENSE EXAMPLE

Six months ended December 31, 2010

Bond Fund	Starting fund value (7/1/10)	Ending fund value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)
Actual return	$1,000.00	$1,014.41	$1.78
5% annual hypothetical return	1,000.00	1,023.44	1.79

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.35%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2010
Mortgage-backed securities†	28.7
Corporate bonds	22.9
U.S. Treasury securities	18.9
Foreign government & corporate bonds denominated in U.S. dollars	13.6
U.S. agency securities	5.9
Commercial mortgage-backed securities	4.8
Asset-backed securities	2.0
Municipal bonds	0.7
Other assets & liabilities, net	2.5
Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

HOLDINGS BY MATURITY

% of fixed-income investments as of 12/31/2010
Less than 1 year	1.5
1–3 years	15.0
3–5 years	18.9
5–10 years	20.8
Over 10 years	43.8
Total	100.0

HOLDINGS BY CREDIT QUALITY*

% of portfolio investments as of 12/31/2010
Aaa/AAA	66.7
Aa/AA	9.7
A/A	11.4
Baa/BBB	10.1
Ba/BB	1.0
B/B	0.9
Below B/B	0.2
Total	100.0

*	These figures are an average based on credit quality ratings from Moody’s, Standard & Poor’s and Fitch. These ratings are subject to change without notice.

TIAA-CREF Life Funds  ¡  2010 Annual Report    33

MONEY MARKET FUND

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The Money Market Fund returned 0.12% for the year, compared with the 0.04% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of more than 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

The Fed moves to boost the economy

In the first quarter of 2010, gross domestic product (GDP) grew at an annual rate of 3.7%, and unemployment fell below 10%. As a result, the Federal Reserve allowed its stimulus programs to lapse.

In the second quarter, GDP fell to 1.7%, and monthly job losses followed. In an effort to jump-start the economy, the Fed began buying U.S. Treasuries to try to lower long-term interest rates. The Fed also kept its target for the federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25%.

LIBOR spikes in the second quarter

Early in the year, LIBOR yields declined, as expectations waned for a near-term Fed rate hike. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) By mid-year, however, concern about the pace of economic recovery in the United States and a spreading debt crisis in Europe rattled the credit markets. LIBOR yields soared, and businesses paid a premium to borrow cash. Subsequent actions by the Fed and the European Central Bank allayed investor fears, and LIBOR fell. For the year, the three-month LIBOR rose from 0.25% to 0.30%; the twelve-month LIBOR dropped from 0.98% to 0.78%, despite the second quarter’s rise.

The fund outperforms in a challenging year

Within the year’s historically low interest rate environment, the fund outpaced the average iMoneyNet fund. In pursuit of relative value and to comply with new SEC regulations for all money market funds, the fund increased its holdings in U.S. Treasury and agency securities. As a result of new regulations, the fund also lowered its weighted average maturity; it was 49 days on December 28, 2010, versus 45 days for the average iMoneyNet fund. The fund continued to selectively purchase high-quality corporate securities.

34    2010 Annual Report  ¡  TIAA-CREF Life Funds

MONEY MARKET FUND

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDED DECEMBER 28, 2010*

	Current yield	Effective yield
Money Market Fund	0.07%	0.07%
iMoneyNet Money Fund Report Averages—All Taxable†	0.03	0.03

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return
	1 year	5 years	since inception
Money Market Fund (inception: 7/8/2003)	0.12%	2.76%	2.52%
iMoneyNet Money Fund Report Averages— All Taxable†	0.04	2.27	2.02	‡

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund will attempt to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

†	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.
‡	The performance above is computed from August 2003 because the iMoneyNet return is calculated only on a monthly basis.

TIAA-CREF Life Funds  ¡  2010 Annual Report    35

MONEY MARKET FUND

EXPENSE EXAMPLE

Six months ended December 31, 2010

Money Market Fund	Starting fund value (7/1/10)	Ending fund value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)
Actual return	$1,000.00	$1,000.49	$0.76
5% annual hypothetical return	1,000.00	1,024.45	0.77

* “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The fund’s annualized six- month expense ratio for that period was 0.15%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2010
Commercial paper	37.5
U.S. government agency securities	31.9
U.S. Treasury securities	16.6
Certificates of deposit	6.8
Floating-rate securities, corporate	6.6
Bankers’ acceptances	0.5
Other assets & liabilities, net	0.1
Total	100.0

36    2010 Annual Report  ¡  TIAA-CREF Life Funds

SUMMARY PORTFOLIO OF INVESTMENTS

GROWTH EQUITY FUND  ■  DECEMBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
26,816		Johnson Controls, Inc	$1,024,371	2.7%

			1,024,371	2.7

BANKS			10,195	0.0

CAPITAL GOODS
7,180		Boeing Co	468,567	1.2
6,280		Caterpillar, Inc	588,185	1.6
3,542		Cummins, Inc	389,655	1.0
8,240		Danaher Corp	388,681	1.0
16,210		Emerson Electric Co	926,725	2.4
5,339		Precision Castparts Corp	743,242	2.0
5,278		Roper Industries, Inc	403,398	1.1
4,706		United Technologies Corp	370,456	1.0
		Other	521,437	1.4

			4,800,346	12.7

CONSUMER DURABLES & APPAREL
2,291		LVMH Moet Hennessy Louis Vuitton S.A.	376,866	1.0
		Other	1,042,849	2.8

			1,419,715	3.8

CONSUMER SERVICES
8,204	*	Las Vegas Sands Corp	376,974	1.0
193,600	*	Sands China Ltd	425,417	1.1
14,312		Starbucks Corp	459,844	1.3
		Other	641,849	1.7

			1,904,084	5.1

DIVERSIFIED FINANCIALS
2,133		BlackRock, Inc	406,507	1.1
1,228		CME Group, Inc	395,109	1.1
2,172		Goldman Sachs Group, Inc	365,244	1.0
		Other	392,497	1.0

			1,559,357	4.2

ENERGY
4,754	*	Concho Resources, Inc	416,783	1.1
11,188		National Oilwell Varco, Inc	752,393	2.0
4,296		Occidental Petroleum Corp	421,438	1.1
6,888		Schlumberger Ltd	575,148	1.5
		Other	822,826	2.3

			2,988,588	8.0

FOOD & STAPLES RETAILING
7,840		Costco Wholesale Corp	566,126	1.5

			566,126	1.5

FOOD BEVERAGE & TOBACCO
9,506		InBev NV	543,683	1.4
		Other	223,976	0.6

			767,659	2.0

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	37

SUMMARY PORTFOLIO OF INVESTMENTS	continued

GROWTH EQUITY FUND  ■  DECEMBER 31, 2010

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
13,377	*	Express Scripts, Inc	$723,027	1.9%
2,932	*	Intuitive Surgical, Inc	755,723	2.0
		Other	323,926	0.9

			1,802,676	4.8

HOUSEHOLD & PERSONAL PRODUCTS
7,127		Estee Lauder Cos (Class A)	575,149	1.5

			575,149	1.5

MATERIALS
4,162		Air Products & Chemicals, Inc	378,534	1.0
		Other	474,951	1.2

			853,485	2.2

MEDIA
36,839	*	Interpublic Group of Cos, Inc	391,230	1.0
8,157		Omnicom Group, Inc	373,591	1.0
9,085		Viacom, Inc (Class B)	359,857	1.0
23,462		Walt Disney Co	880,059	2.3
		Other	300,449	0.8

			2,305,186	6.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
18,397	*	Celgene Corp	1,087,999	2.9
3,221		Novo Nordisk AS (ADR)	362,588	1.0
15,591		Warner Chilcott plc	351,733	0.9
16,673	*	Watson Pharmaceuticals, Inc	861,160	2.3
		Other	338,818	0.9

			3,002,298	8.0

RETAILING
5,272	*	Amazon.com, Inc	948,960	2.5
1,195	*	Priceline.com, Inc	477,462	1.3
		Other	82,748	0.2

			1,509,170	4.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
8,274		Broadcom Corp (Class A)	360,333	1.0
3,724	*	First Solar, Inc	484,641	1.2
		Other	218,579	0.6

			1,063,553	2.8

SOFTWARE & SERVICES
7,541	*	Baidu, Inc (ADR)	727,933	2.0
2,985	*	Google, Inc (Class A)	1,773,000	4.8
24,591	*	Intuit, Inc	1,212,335	3.3
1,681		Mastercard, Inc (Class A)	376,729	1.0
19,037		Oracle Corp	595,858	1.6
17,080	*	Red Hat, Inc	779,702	2.1
23,062	*	Yahoo!, Inc	383,521	1.0
		Other	490,294	1.3

			6,339,372	17.1

38	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

GROWTH EQUITY FUND  ■  DECEMBER 31, 2010

Shares		Company		Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
5,820	*	Apple, Inc		$1,877,299	5.0%
26,019	*	Juniper Networks, Inc		960,621	2.6
10,558	*	NetApp, Inc		580,268	1.5
9,360	*	Polycom, Inc		364,853	1.0
19,596		Qualcomm, Inc		969,807	2.5
		Other		193,994	0.5

				4,946,842	13.1

TRANSPORTATION				431,651	1.2

		TOTAL COMMON STOCKS	(Cost $33,188,940)	37,869,823	100.8

		TOTAL PORTFOLIO	(Cost $33,188,940)	37,869,823	100.8
		OTHER ASSETS & LIABILITIES, NET		(317,751)	(0.8)

		NET ASSETS		$37,552,072	100.0%

ABBREVIATION(s):

ADR    American Depositary Receipt

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	39

SUMMARY PORTFOLIO OF INVESTMENTS

GROWTH & INCOME FUND  ■  DECEMBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$759,419	1.1%

BANKS
23,473		US Bancorp	633,067	0.9
53,649		Wells Fargo & Co	1,662,582	2.2
		Other	655,114	1.0

			2,950,763	4.1

CAPITAL GOODS
65,863		General Electric Co	1,204,634	1.7
7,025		Goodrich Corp	618,692	0.9
15,811		Honeywell International, Inc	840,513	1.1
3,383		Precision Castparts Corp	470,947	0.7
		Other	2,667,717	3.8

			5,802,503	8.2

COMMERCIAL & PROFESSIONAL SERVICES
5,837	*	Stericycle, Inc	472,330	0.7

			472,330	0.7

CONSUMER DURABLES & APPAREL			2,100,167	2.9

CONSUMER SERVICES
7,659		McDonald’s Corp	587,905	0.8
		Other	928,566	1.3

			1,516,471	2.1

DIVERSIFIED FINANCIALS
252,438	*	Citigroup, Inc	1,194,032	1.7
1,684		CME Group, Inc	541,827	0.8
3,991		Goldman Sachs Group, Inc	671,126	1.0
34,426		JPMorgan Chase & Co	1,460,351	2.0
18,608		Morgan Stanley	506,324	0.7
		Other	1,763,292	2.3

			6,136,952	8.5

ENERGY
8,316		Anadarko Petroleum Corp	633,347	0.9
37,570		Exxon Mobil Corp	2,747,117	3.8
11,213		Halliburton Co	457,827	0.6
8,093	*	Newfield Exploration Co	583,586	0.8
10,236		Occidental Petroleum Corp	1,004,152	1.3
8,827		Schlumberger Ltd	737,054	1.0
22,417	*	Weatherford International Ltd	511,108	0.7
		Other	1,340,811	2.0

			8,015,002	11.1

FOOD & STAPLES RETAILING			1,034,095	1.4

FOOD BEVERAGE & TOBACCO
20,886		Coca-Cola Co	1,373,672	1.9
14,706		Philip Morris International, Inc	860,742	1.2
		Other	1,969,322	2.7

			4,203,736	5.8

40	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

GROWTH & INCOME FUND  ■  DECEMBER 31, 2010

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
10,549	*	Express Scripts, Inc	$570,173	0.8%
17,588		UnitedHealth Group, Inc	635,103	0.8
		Other	1,648,744	2.3

			2,854,020	3.9

HOUSEHOLD & PERSONAL PRODUCTS
20,841		Procter & Gamble Co	1,340,702	1.9
		Other	393,904	0.5

			1,734,606	2.4

INSURANCE
9,416		ACE Ltd	586,146	0.8
8,514		Prudential Financial, Inc	499,857	0.7
		Other	596,339	0.8

			1,682,342	2.3

MATERIALS
12,840		Du Pont (E.I.) de Nemours & Co	640,460	0.9
		Other	1,761,355	2.4

			2,401,815	3.3

MEDIA
13,433		Viacom, Inc (Class B)	532,081	0.7
18,360		Walt Disney Co	688,684	0.9
		Other	679,166	1.0

			1,899,931	2.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
24,598		Bristol-Myers Squibb Co	651,355	0.9
60,328		Pfizer, Inc	1,056,343	1.5
21,203		Warner Chilcott plc	478,340	0.7
12,115	*	Watson Pharmaceuticals, Inc	625,740	0.9
		Other	2,899,925	4.0

			5,711,703	8.0

RETAILING
2,609	*	Amazon.com, Inc	469,620	0.7
19,445		Home Depot, Inc	681,742	1.0
		Other	1,591,143	2.1

			2,742,505	3.8

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
15,614	*	Skyworks Solutions, Inc	447,029	0.6
		Other	595,157	0.8

			1,042,186	1.4

SOFTWARE & SERVICES
2,392	*	Google, Inc (Class A)	1,420,775	2.0
6,313		International Business Machines Corp	926,496	1.2
56,038		Microsoft Corp	1,564,580	2.3
24,311		Oracle Corp	760,934	1.1
		Other	2,959,243	4.0

			7,632,028	10.6

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	41

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

GROWTH & INCOME FUND  ■  DECEMBER 31, 2010

Shares		Company		Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
6,465	*	Apple, Inc		$2,085,350	2.9%
38,040	*	Cisco Systems, Inc		769,548	1.0
27,524	*	EMC Corp		630,300	0.9
19,321		Hewlett-Packard Co		813,414	1.1
15,394		Qualcomm, Inc		761,849	1.1
		Other		1,389,215	1.9

				6,449,676	8.9

TELECOMMUNICATION SERVICES
78,040		Qwest Communications International, Inc		593,884	0.8
35,688		Verizon Communications, Inc		1,276,917	1.8

				1,870,801	2.6

TRANSPORTATION
6,303		Union Pacific Corp		584,036	0.8
14,719		United Parcel Service, Inc (Class B)		1,068,305	1.5
		Other		463,338	0.7

				2,115,679	3.0

UTILITIES				615,182	0.9

		TOTAL COMMON STOCKS	(Cost $64,292,146)	71,743,912	99.6

		TOTAL PORTFOLIO	(Cost $64,292,146)	71,743,912	99.6
		OTHER ASSETS & LIABILITIES, NET		285,213	0.4

		NET ASSETS		$72,029,125	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

42	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

INTERNATIONAL EQUITY FUND  ■  DECEMBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS
BELGIUM
25,114		InBev NV	$1,436,361	1.3%

			1,436,361	1.3

CHINA
477,432		Asian Citrus Holdings Ltd	592,122	0.5
831,534	*	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	1,878,568	1.7
759,000		China South Locomotive and Rolling Stock Corp	997,965	0.9
426,021		CNOOC Ltd	1,010,681	0.9
2,508,620		Nine Dragons Paper Holdings Ltd	3,543,723	3.2
290,000		Zhuzhou CSR Times Electric Co Ltd	1,139,808	1.0

			9,162,867	8.2

FINLAND
87,550		Fortum Oyj	2,635,854	2.4

			2,635,854	2.4

FRANCE
17,273	*	Peugeot S.A.	655,757	0.6
		Other	30,313	0.0

			686,070	0.6

GERMANY
111,037		Bayer AG.	8,205,344	7.3
66,414		Henkel KGaA (Preference)	4,129,935	3.7
112,748		Lanxess AG.	8,904,309	8.1
13,990		Porsche AG.	1,115,334	1.0
24,262		Rheinmetall AG.	1,950,790	1.7
120,572		ThyssenKrupp AG.	4,992,314	4.5

			29,298,026	26.3

HONG KONG
1,253,041		Li & Fung Ltd	7,270,501	6.5
558,000		Trinity Ltd	587,950	0.5

			7,858,451	7.0

INDIA
155,900		Crompton Greaves Ltd	1,080,649	1.0
47,346		HDFC Bank Ltd	2,484,408	2.3

			3,565,057	3.3

INDONESIA
749,050		Bank Rakyat Indonesia	872,922	0.8
1,230,500		PT Bank Central Asia Tbk	874,051	0.8

			1,746,973	1.6

ITALY
13,551		Saipem S.p.A.	667,106	0.6

			667,106	0.6

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	43

SUMMARY PORTFOLIO OF INVESTMENTS	continued

INTERNATIONAL EQUITY FUND  ■  DECEMBER 31, 2010

Shares		Company		Value	% of net assets

JAPAN
32,016		Mitsubishi Electric Corp		$335,973	0.3%
174,953		Mitsubishi UFJ Financial Group, Inc		945,983	0.8
8,520		Mitsubishi UFJ Lease & Finance Co Ltd		337,904	0.3
52,300		Mitsui & Co Ltd		863,829	0.8
84,000		Nippon Electric Glass Co Ltd		1,212,563	1.0
148,000	*	NTN Corp		785,663	0.7
3,512		ORIX Corp		345,620	0.3
80,300		Sanrio Co Ltd		1,882,139	1.6
9,053		Sumitomo Mitsui Financial Group, Inc		322,469	0.3
307,000		Teijin Ltd		1,312,095	1.1
32,500		THK Co Ltd		747,352	0.7
25,400		Ushio, Inc		484,286	0.4
		Other		1,539,565	1.4

				11,115,441	9.7

MACAU
1,773,609	*	Sands China Ltd		3,897,340	3.5

				3,897,340	3.5

NETHERLANDS				81,353	0.1

SWEDEN
92,233		Alfa Laval AB		1,943,220	1.7
138,218		Assa Abloy AB (Class B)		3,894,391	3.5
93,953		SKF AB (B Shares)		2,676,529	2.5

				8,514,140	7.7

SWITZERLAND
90,349		Adecco S.A.		5,918,584	5.3
4,653		Burckhardt Compression Holding AG.		1,288,906	1.2
10,493		Credit Suisse Group		422,750	0.4
3,772		Givaudan S.A.		4,070,533	3.6
7,886		Phonak Holding AG.		1,018,011	0.9
36,399		Tecan Group AG.		3,036,494	2.7
70,264	*	UBS AG. (Switzerland)		1,153,532	1.0

				16,908,810	15.1

UNITED KINGDOM
640,793		ICAP plc		5,344,970	4.7
92,772		Imperial Tobacco Group plc		2,846,530	2.5
56,415		Reckitt Benckiser Group plc		3,100,470	2.8
239,241		Smiths Group plc		4,643,856	4.2
47,867		Tullow Oil plc		941,077	0.8

				16,876,903	15.0

		TOTAL COMMON STOCKS	(Cost $97,320,439)	114,450,752	102.4

44	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

INTERNATIONAL EQUITY FUND  ■  DECEMBER 31, 2010

		Value	% of net assets

TOTAL PORTFOLIO	(Cost $97,320,439)	$114,450,752	102.4%
OTHER ASSETS & LIABILITIES, NET		(2,719,117)	(2.4)

NET ASSETS		$111,731,635	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	45

SUMMARY OF MARKET VALUES BY SECTOR

INTERNATIONAL EQUITY FUND  ■  DECEMBER 31, 2010

Sector	Value	% of net assets
INDUSTRIALS	$31,198,735	27.9%
MATERIALS	22,959,377	20.5
CONSUMER DISCRETIONARY	15,694,742	14.0
FINANCIALS	13,275,687	11.9
CONSUMER STAPLES	12,349,351	11.1
HEALTH CARE	12,259,849	11.0
ENERGY	2,700,218	2.4
UTILITIES	2,635,854	2.4
INFORMATION TECHNOLOGY	1,376,939	1.2
OTHER ASSETS & LIABILITIES, NET	(2,719,117)	(2.4)

NET ASSETS	$111,731,635	100.0%

46	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP VALUE FUND  ■  DECEMBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
42,030	*	American Axle & Manufacturing Holdings, Inc	$540,506	0.8%
		Other	167,086	0.3

			707,592	1.1

BANKS
69,808		Huntington Bancshares, Inc	479,581	0.7
30,155		US Bancorp	813,280	1.3
64,627		Wells Fargo & Co	2,002,792	3.1
		Other	755,456	1.2

			4,051,109	6.3

CAPITAL GOODS
6,870		Boeing Co	448,336	0.7
10,164		Danaher Corp	479,435	0.8
66,649		General Electric Co	1,219,010	1.9
8,613		Honeywell International, Inc	457,868	0.8
35,214		Masco Corp	445,809	0.7
		Other	2,007,182	3.0

			5,057,640	7.9

COMMERCIAL & PROFESSIONAL SERVICES			445,533	0.7

CONSUMER DURABLES & APPAREL
93,941	*	Pulte Homes, Inc	706,437	1.1
		Other	455,160	0.7

			1,161,597	1.8

CONSUMER SERVICES
30,617	*	Orient-Express Hotels Ltd (Class A)	397,715	0.5
		Other	619,868	1.0

			1,017,583	1.5

DIVERSIFIED FINANCIALS
111,301		Bank of America Corp	1,484,755	2.4
234,481	*	Citigroup, Inc	1,109,095	1.7
4,587		Goldman Sachs Group, Inc	771,349	1.1
24,533		JPMorgan Chase & Co	1,040,690	1.6
		Other	2,528,248	4.0

			6,934,137	10.8

ENERGY
6,751		Anadarko Petroleum Corp	514,156	0.8
4,067		Apache Corp	484,908	0.8
9,866		Baker Hughes, Inc	564,039	0.9
11,666		Chevron Corp	1,064,524	1.6
14,314		Marathon Oil Corp	530,048	0.8
9,027		Occidental Petroleum Corp	885,550	1.4
38,695	*	Weatherford International Ltd	882,246	1.4
		Other	2,457,140	3.8

			7,382,611	11.5

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	47

SUMMARY PORTFOLIO OF INVESTMENTS	continued

LARGE-CAP VALUE FUND  ■  DECEMBER 31, 2010

Shares		Company	Value	% of net assets

FOOD & STAPLES RETAILING			$646,261	1.0%

FOOD BEVERAGE & TOBACCO
29,446		Kraft Foods, Inc (Class A)	927,844	1.4
19,064		PepsiCo, Inc	1,245,451	1.9
		Other	667,958	1.1

			2,841,253	4.4

HEALTH CARE EQUIPMENT & SERVICES
112,739	*	Boston Scientific Corp	853,434	1.3
10,601		McKesson Corp	746,098	1.2
32,737		UnitedHealth Group, Inc	1,182,133	1.8
		Other	391,776	0.6

			3,173,441	4.9

HOUSEHOLD & PERSONAL PRODUCTS
30,052		Procter & Gamble Co	1,933,245	3.1
		Other	95,806	0.1

			2,029,051	3.2

INSURANCE
6,755		ACE Ltd	420,499	0.7
15,573		Metlife, Inc	692,064	1.0
12,683		Prudential Financial, Inc	744,620	1.1
		Other	1,443,326	2.3

			3,300,509	5.1

MATERIALS
4,248		Walter Energy, Inc	543,064	0.8
		Other	1,801,999	2.8

			2,345,063	3.6

MEDIA
20,348		Comcast Corp (Class A)	447,046	0.7
21,020		Walt Disney Co	788,460	1.2
		Other	685,507	1.1

			1,921,013	3.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
15,638		Johnson & Johnson	967,210	1.5
16,575		Merck & Co, Inc	597,363	0.9
89,488		Pfizer, Inc	1,566,936	2.5
17,863		Warner Chilcott plc	402,989	0.6
13,371	*	Watson Pharmaceuticals, Inc	690,612	1.1
		Other	1,125,882	1.8

			5,350,992	8.4

REAL ESTATE			1,187,948	1.8

RETAILING
22,320		Lowe’s Cos, Inc	559,785	0.9
		Other	55,244	0.1

			615,029	1.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,077,781	1.8

48	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP VALUE FUND  ■  DECEMBER 31, 2010

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
32,672	*	AOL, Inc		$774,654	1.2%
20,969	*	eBay, Inc		583,567	0.9
17,412		Microsoft Corp		486,144	0.8
30,191	*	Yahoo!, Inc		502,076	0.8
		Other		1,305,029	2.0

				3,651,470	5.7

TECHNOLOGY HARDWARE & EQUIPMENT
46,343		Xerox Corp		533,871	0.8
		Other		1,283,256	2.0

				1,817,127	2.8

TELECOMMUNICATION SERVICES
40,713		AT&T, Inc		1,196,148	1.9
107,309	*	Sprint Nextel Corp		453,918	0.7
33,442		Verizon Communications, Inc		1,196,555	1.8
		Other		572,903	0.9

				3,419,524	5.3

TRANSPORTATION				785,124	1.2

UTILITIES
22,396		Public Service Enterprise Group, Inc		712,417	1.1
137,062	*	RRI Energy, Inc		522,206	0.8
		Other		1,958,385	3.1

				3,193,008	5.0

		TOTAL COMMON STOCKS	(Cost $59,691,586)	64,112,396	99.8

		TOTAL PORTFOLIO	(Cost $59,691,586)	64,112,396	99.8
		OTHER ASSETS & LIABILITIES, NET		164,888	0.2

		NET ASSETS		$64,277,284	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	49

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP EQUITY FUND  ■  DECEMBER 31, 2010

				Value	% of net assets

CORPORATE BONDS
DIVERSIFIED FINANCIAL SERVICES				$—	—%

		TOTAL CORPORATE BONDS	(Cost $3,200)	—	—

Shares		Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS
22,053	*	American Axle & Manufacturing Holdings, Inc		283,602	0.4
15,819	*	Dana Holding Corp		272,245	0.5
		Other		529,221	0.8

				1,085,068	1.7

BANKS
6,324	*	SVB Financial Group		335,488	0.5
		Other		3,540,947	5.9

				3,876,435	6.4

CAPITAL GOODS
8,767		Applied Industrial Technologies, Inc		284,752	0.5
10,410	*	EMCOR Group, Inc		301,683	0.5
5,369		Heico Corp		273,979	0.4
13,183		Quanex Building Products Corp		250,082	0.3
		Other		4,696,730	7.9

				5,807,226	9.6

COMMERCIAL & PROFESSIONAL SERVICES
10,157		Brink’s Co		273,020	0.5
		Other		1,015,797	1.6

				1,288,817	2.1

CONSUMER DURABLES & APPAREL
3,224	*	Deckers Outdoor Corp		257,083	0.4
3,490		Polaris Industries, Inc		272,291	0.4
		Other		2,103,798	3.6

				2,633,172	4.4

CONSUMER SERVICES
7,300		Sotheby’s (Class A)		328,500	0.6
		Other		1,701,161	2.8

				2,029,661	3.4

DIVERSIFIED FINANCIALS
11,185	*	PHH Corp		258,933	0.5
		Other		1,444,444	2.3

				1,703,377	2.8

ENERGY
5,744	*	Bristow Group, Inc		271,978	0.5
11,967	*	Cloud Peak Energy, Inc		277,992	0.5

50	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

SMALL-CAP EQUITY FUND  ■  DECEMBER 31, 2010

Shares		Company	Value	% of net assets

ENERGY — continued
11,494	*	Complete Production Services, Inc	$339,649	0.5%
14,807		W&T Offshore, Inc	264,600	0.4
		Other	2,934,804	4.9

			4,089,023	6.8

FOOD & STAPLES RETAILING			468,142	0.9

FOOD BEVERAGE & TOBACCO			517,003	0.9

HEALTH CARE EQUIPMENT & SERVICES
5,754	*	Catalyst Health Solutions, Inc	267,503	0.4
9,573		Owens & Minor, Inc	281,734	0.4
		Other	3,173,584	5.4

			3,722,821	6.2

HOUSEHOLD & PERSONAL PRODUCTS
9,054		Nu Skin Enterprises, Inc (Class A)	273,974	0.4
		Other	363,450	0.7

			637,424	1.1

INSURANCE
43,189	*	Conseco, Inc	292,821	0.5
12,997		Montpelier Re Holdings Ltd	259,160	0.4
7,028		Platinum Underwriters Holdings Ltd	316,049	0.6
		Other	1,318,441	2.1

			2,186,471	3.6

MATERIALS
9,300	*	Coeur d’Alene Mines Corp	254,075	0.3
4,516		Minerals Technologies, Inc	295,392	0.5
9,010	*	WR Grace & Co	316,521	0.5
		Other	2,460,896	4.2

			3,326,884	5.5

MEDIA			422,555	0.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
15,100	*	Incyte Corp	250,055	0.4
7,065	*	Par Pharmaceutical Cos, Inc	272,073	0.4
16,712	*	Viropharma, Inc	289,452	0.5
		Other	2,401,045	4.0

			3,212,625	5.3

REAL ESTATE
5,371		Equity Lifestyle Properties, Inc	300,399	0.5
8,558		Highwoods Properties, Inc	272,572	0.5
5,329		Tanger Factory Outlet Centers, Inc	272,792	0.5
		Other	3,261,867	5.2

			4,107,630	6.7

RETAILING
10,910	*	AnnTaylor Stores Corp	298,825	0.4
7,112	*	DSW, Inc (Class A)	278,079	0.5
		Other	1,955,715	3.3

			2,532,619	4.2

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	51

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SMALL-CAP EQUITY FUND  ■  DECEMBER 31, 2010

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
6,674	*	Veeco Instruments, Inc		$286,716	0.6%
		Other		2,254,235	3.6

				2,540,951	4.2

SOFTWARE & SERVICES
9,294	*	Commvault Systems, Inc		265,994	0.4
9,732	*	Fortinet, Inc		314,830	0.5
3,969		MAXIMUS, Inc		260,287	0.4
16,975	*	TIBCO Software, Inc		334,578	0.7
10,006	*	Unisys Corp		259,055	0.4
16,154	*	Valueclick, Inc		258,948	0.5
10,330	*	VeriFone Holdings, Inc		398,326	0.8
		Other		3,431,306	5.5

				5,523,324	9.2

TECHNOLOGY HARDWARE & EQUIPMENT
5,960	*	Acme Packet, Inc		316,833	0.5
9,100	*	Blue Coat Systems, Inc		271,817	0.4
9,311	*	InterDigital, Inc		387,709	0.6
8,025		Plantronics, Inc		298,691	0.5
13,520	*	Riverbed Technology, Inc		475,497	0.7
		Other		2,466,643	4.3

				4,217,190	7.0

TELECOMMUNICATION SERVICES				479,298	0.8

TRANSPORTATION
5,037	*	Alaska Air Group, Inc		285,548	0.5
5,022	*	Atlas Air Worldwide Holdings, Inc		280,379	0.4
		Other		1,333,585	2.2

				1,899,512	3.1

UTILITIES
15,181		Portland General Electric Co		329,427	0.5
8,840		Southwest Gas Corp		324,163	0.5
		Other		1,232,144	2.1

				1,885,734	3.1

		TOTAL COMMON STOCKS	(Cost $51,402,674)	60,192,962	99.7

		TOTAL PORTFOLIO	(Cost $51,405,874)	60,192,962	99.7
		OTHER ASSETS & LIABILITIES, NET		241,980	0.3

		NET ASSETS		$60,434,942	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

52	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

STOCK INDEX FUND  ■  DECEMBER 31, 2010

				Value	% of net assets

CORPORATE BONDS
DIVERSIFIED FINANCIAL SERVICES				$—	—%

		TOTAL CORPORATE BONDS	(Cost $200)	—	—

Shares		Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS
40,167	*	Ford Motor Co		674,404	0.3
		Other		961,250	0.6

				1,635,654	0.9

BANKS
23,084		US Bancorp		622,574	0.5
59,426		Wells Fargo & Co		1,841,611	1.1
		Other		3,339,279	1.7

				5,803,464	3.3

CAPITAL GOODS
8,588		3M Co		741,145	0.4
9,358		Boeing Co		610,703	0.3
7,627		Caterpillar, Inc		714,344	0.4
129,541		General Electric Co		2,369,306	1.3
11,329		United Technologies Corp		891,819	0.5
		Other		9,534,611	5.5

				14,861,928	8.4

COMMERCIAL & PROFESSIONAL SERVICES				1,703,042	1.1

CONSUMER DURABLES & APPAREL				2,431,560	1.4

CONSUMER SERVICES
13,179		McDonald’s Corp		1,011,621	0.7
		Other		2,784,353	1.5

				3,795,974	2.2

DIVERSIFIED FINANCIALS
122,461		Bank of America Corp		1,633,630	0.9
259,164	*	Citigroup, Inc		1,225,846	0.6
6,311		Goldman Sachs Group, Inc		1,061,258	0.7
46,449		iShares Russell 3000 Index Fund		3,481,352	1.9
48,245		JPMorgan Chase & Co		2,046,552	1.1
		Other		5,270,810	3.0

				14,719,448	8.2

ENERGY
24,355		Chevron Corp		2,222,395	1.2
18,071		ConocoPhillips		1,230,636	0.7
62,005	d	Exxon Mobil Corp		4,533,807	2.6
9,861		Occidental Petroleum Corp		967,365	0.6
16,585		Schlumberger Ltd		1,384,847	0.8
		Other		9,114,899	5.1

				19,453,949	11.0

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	53

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX FUND  ■  DECEMBER 31, 2010

Shares		Company	Value	% of net assets

FOOD & STAPLES RETAILING
23,528		Wal-Mart Stores, Inc	$1,268,864	0.8%
		Other	2,148,099	1.1

			3,416,963	1.9

FOOD BEVERAGE & TOBACCO
25,081		Altria Group, Inc	617,494	0.3
25,567		Coca-Cola Co	1,681,542	1.0
19,316		Kraft Foods, Inc (Class A)	608,646	0.4
19,581		PepsiCo, Inc	1,279,227	0.8
22,473		Philip Morris International, Inc	1,315,344	0.8
		Other	3,094,865	1.6

			8,597,118	4.9

HEALTH CARE EQUIPMENT & SERVICES			7,765,503	4.4

HOUSEHOLD & PERSONAL PRODUCTS
34,932		Procter & Gamble Co	2,247,175	1.3
		Other	1,442,333	0.8

			3,689,508	2.1

INSURANCE
20,954	*	Berkshire Hathaway, Inc (Class B)	1,678,624	1.0
		Other	5,055,389	2.8

			6,734,013	3.8

MATERIALS
5,656		Freeport-McMoRan Copper & Gold, Inc (Class B)	679,228	0.5
		Other	6,723,752	3.7

			7,402,980	4.2

MEDIA
33,918		Comcast Corp (Class A)	745,179	0.5
23,780		Walt Disney Co	891,989	0.6
		Other	3,658,125	1.9

			5,295,293	3.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
18,742		Abbott Laboratories	897,929	0.5
11,791	*	Amgen, Inc	647,325	0.5
33,622		Johnson & Johnson	2,079,520	1.1
38,050		Merck & Co, Inc	1,371,321	0.7
98,433		Pfizer, Inc	1,723,561	0.9
		Other	4,984,439	2.8

			11,704,095	6.5

REAL ESTATE			4,599,057	2.6

RETAILING
4,306	*	Amazon.com, Inc	775,081	0.5
20,394		Home Depot, Inc	715,013	0.5
		Other	5,116,418	2.8

			6,606,512	3.8

54	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX FUND  ■  DECEMBER 31, 2010

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
67,561		Intel Corp		$1,420,807	0.9%
		Other		3,511,706	1.9

				4,932,513	2.8

SOFTWARE & SERVICES
2,975	*	Google, Inc (Class A)		1,767,060	1.0
15,633		International Business Machines Corp		2,294,299	1.2
93,336		Microsoft Corp		2,605,942	1.4
46,572		Oracle Corp		1,457,705	0.8
		Other		7,006,842	4.0

				15,131,848	8.4

TECHNOLOGY HARDWARE & EQUIPMENT
11,075	*	Apple, Inc		3,572,353	2.0
69,739	*	Cisco Systems, Inc		1,410,819	0.8
28,474		Hewlett-Packard Co		1,198,755	0.6
20,118		Qualcomm, Inc		995,639	0.6
		Other		4,481,098	2.5

				11,658,664	6.5

TELECOMMUNICATION SERVICES
72,036		AT&T, Inc		2,116,417	1.3
34,592		Verizon Communications, Inc		1,237,701	0.7
		Other		1,535,349	0.8

				4,889,467	2.8

TRANSPORTATION
6,258		Union Pacific Corp		579,865	0.4
8,805		United Parcel Service, Inc (Class B)		639,067	0.4
		Other		2,254,844	1.2

				3,473,776	2.0

UTILITIES				5,846,958	3.3

		TOTAL COMMON STOCKS	(Cost $158,927,978)	176,149,287	99.5

RIGHTS/WARRANTS
COMMERCIAL & PROFESSIONAL SERVICES				368	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $398)	368	0.0

		TOTAL PORTFOLIO	(Cost $158,928,576)	176,149,655	99.5
		OTHER ASSETS & LIABILITIES, NET		1,124,330	0.5

		NET ASSETS		$177,273,985	100.0%

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	55

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

STOCK INDEX FUND  ■  DECEMBER 31, 2010

*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

56	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

SOCIAL CHOICE EQUITY FUND  ■  DECEMBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
18,390	*	Ford Motor Co	$308,768	0.9%
		Other	291,659	0.8

			600,427	1.7

BANKS
10,650		US Bancorp	287,231	0.9
17,677		Wells Fargo & Co	547,811	1.6
		Other	854,436	2.3

			1,689,478	4.8

CAPITAL GOODS
3,466		3M Co	299,116	0.9
3,333		Caterpillar, Inc	312,168	1.0
4,807		Danaher Corp	226,746	0.6
2,771		Deere & Co	230,132	0.8
4,634		Emerson Electric Co	264,925	0.8
4,250		Illinois Tool Works, Inc	226,950	0.6
		Other	1,252,839	3.4

			2,812,876	8.1

COMMERCIAL & PROFESSIONAL SERVICES			209,485	0.6

CONSUMER DURABLES & APPAREL
2,746		Nike, Inc (Class B)	234,564	0.7
		Other	329,843	0.9

			564,407	1.6

CONSUMER SERVICES
4,617		McDonald’s Corp	354,400	1.0
		Other	433,964	1.2

			788,364	2.2

DIVERSIFIED FINANCIALS
5,654		American Express Co	242,670	0.7
7,819		Bank of New York Mellon Corp	236,134	0.8
		Other	1,498,904	4.1

			1,977,708	5.6

ENERGY
2,378		Apache Corp	283,528	0.8
3,298		Devon Energy Corp	258,925	0.7
3,016		Hess Corp	230,844	0.7
5,807		Marathon Oil Corp	215,032	0.6
3,461		National Oilwell Varco, Inc	232,751	0.7
		Other	2,420,587	6.8

			3,641,667	10.3

FOOD & STAPLES RETAILING
3,253		Costco Wholesale Corp	234,898	0.6
6,235		CVS Corp	216,791	0.6
5,425		Walgreen Co	211,358	0.6

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	57

SUMMARY PORTFOLIO OF INVESTMENTS	continued

SOCIAL CHOICE EQUITY FUND  ■  DECEMBER 31, 2010

Shares		Company	Value	% of net assets

FOOD & STAPLES RETAILING — continued
		Other	$328,826	1.0%

			991,873	2.8

FOOD BEVERAGE & TOBACCO
7,992		Kraft Foods, Inc (Class A)	251,828	0.7
6,233		PepsiCo, Inc	407,202	1.2
		Other	682,989	1.9

			1,342,019	3.8

HEALTH CARE EQUIPMENT & SERVICES
4,302		Baxter International, Inc	217,767	0.6
6,865		Medtronic, Inc	254,623	0.7
		Other	983,887	2.8

			1,456,277	4.1

HOUSEHOLD & PERSONAL PRODUCTS
9,311		Procter & Gamble Co	598,977	1.7
		Other	471,612	1.3

			1,070,589	3.0

INSURANCE
3,694		Aflac, Inc	208,452	0.7
3,921		Travelers Cos, Inc	218,439	0.7
		Other	842,945	2.2

			1,269,836	3.6

MATERIALS
2,280		Air Products & Chemicals, Inc	207,366	0.7
2,315		Praxair, Inc	221,012	0.6
		Other	1,401,317	3.9

			1,829,695	5.2

MEDIA
9,116		Walt Disney Co	341,942	1.1
		Other	726,562	1.9

			1,068,504	3.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
6,242		Abbott Laboratories	299,054	0.8
4,952	*	Amgen, Inc	271,866	0.9
9,472		Bristol-Myers Squibb Co	250,819	0.7
5,818	*	Gilead Sciences, Inc	210,844	0.7
9,316		Johnson & Johnson	576,195	1.6
11,522		Merck & Co, Inc	415,253	1.2
		Other	610,177	1.6

			2,634,208	7.5

REAL ESTATE			677,930	1.9

RETAILING
8,366		Lowe’s Cos, Inc	209,819	0.6
4,562		Target Corp	274,314	0.7

58	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SOCIAL CHOICE EQUITY FUND  ■  DECEMBER 31, 2010

Shares		Company		Value	% of net assets

RETAILING — continued
		Other		$1,037,376	3.0%

				1,521,509	4.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
21,190		Intel Corp		445,625	1.3
8,124		Texas Instruments, Inc		264,029	0.7
		Other		337,840	1.0

				1,047,494	3.0

SOFTWARE & SERVICES
4,426		Accenture plc		214,617	0.6
848	*	Google, Inc (Class A)		503,688	1.4
4,190		International Business Machines Corp		614,924	1.7
24,292		Microsoft Corp		678,232	1.9
14,278		Oracle Corp		446,901	1.3
		Other		704,821	2.0

				3,163,183	8.9

TECHNOLOGY HARDWARE & EQUIPMENT
21,229	*	Cisco Systems, Inc		429,462	1.3
8,903		Hewlett-Packard Co		374,816	1.1
		Other		864,322	2.3

				1,668,600	4.7

TELECOMMUNICATION SERVICES				758,188	2.1

TRANSPORTATION
2,278		FedEx Corp		211,877	0.6
3,820		United Parcel Service, Inc (Class B)		277,256	0.9
		Other		583,280	1.5

				1,072,413	3.0

UTILITIES				1,522,636	4.3

		TOTAL COMMON STOCKS	(Cost $31,871,138)	35,379,366	100.1

		TOTAL PORTFOLIO	(Cost $31,871,138)	35,379,366	100.1
		OTHER ASSETS & LIABILITIES, NET		(35,780)	(0.1)

		NET ASSETS		$35,343,586	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	59

SUMMARY PORTFOLIO OF INVESTMENTS

REAL ESTATE SECURITIES FUND  ■  DECEMBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS
ASSET MANAGEMENT & CUSTODY BANKS
20,000		iShares Dow Jones US Real Estate Index Fund	$1,119,200	1.5%

			1,119,200	1.5

DIVERSIFIED REITS
42,000		Vornado Realty Trust	3,499,860	4.7

			3,499,860	4.7

HOMEBUILDING
80,000	*	Pulte Homes, Inc	601,600	0.8

			601,600	0.8

HOTELS, RESORTS & CRUISE LINES
120,000	*	Orient-Express Hotels Ltd (Class A)	1,558,800	2.1

			1,558,800	2.1

INDUSTRIAL REITS
30,000		AMB Property Corp	951,300	1.3
19,500		EastGroup Properties, Inc	825,240	1.1
60,000		Prologis	866,400	1.2
		Other	131,400	0.2

			2,774,340	3.8

MORTGAGE REITS
35,000		Annaly Mortgage Management, Inc	627,200	0.9

			627,200	0.9

OFFICE REITS
19,000		Alexandria Real Estate Equities, Inc	1,391,940	1.9
37,000		BioMed Realty Trust, Inc	690,050	0.9
42,000		Boston Properties, Inc	3,616,200	4.9
16,000		Corporate Office Properties Trust	559,200	0.8
22,000		Digital Realty Trust, Inc	1,133,880	1.5
7,500		Kilroy Realty Corp	273,525	0.4
35,000		Mission West Properties, Inc	234,150	0.3
21,000		SL Green Realty Corp	1,417,710	1.9

			9,316,655	12.6

REAL ESTATE DEVELOPMENT
20,000	*	Forestar Real Estate Group, Inc	386,000	0.5

			386,000	0.5

REAL ESTATE OPERATING COMPANIES
407,000	*	Thomas Properties Group, Inc	1,717,540	2.3

			1,717,540	2.3

RESIDENTIAL REITS
44,000		American Campus Communities, Inc	1,397,440	1.9
20,000		Associated Estates Realty Corp	305,800	0.4
22,000		AvalonBay Communities, Inc	2,476,100	3.4
14,000		Camden Property Trust	755,720	1.0

60	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

REAL ESTATE SECURITIES FUND  ■  DECEMBER 31, 2010

Shares		Company		Value	% of net assets

RESIDENTIAL REITS — continued
90,000		Equity Residential		$4,675,500	6.3%
18,000		Essex Property Trust, Inc		2,055,960	2.8
30,000		UDR, Inc		705,600	1.0

				12,372,120	16.8

RETAIL REITS
150,000		Developers Diversified Realty Corp		2,113,500	2.9
17,000		Federal Realty Investment Trust		1,324,810	1.8
70,000		Kimco Realty Corp		1,262,800	1.7
38,000		Macerich Co		1,800,060	2.4
15,000		Realty Income Corp		513,000	0.7
25,000		Regency Centers Corp		1,056,000	1.4
77,500		Simon Property Group, Inc		7,710,475	10.6
15,000		Tanger Factory Outlet Centers, Inc		767,850	1.0
		Other		422,204	0.5

				16,970,699	23.0

SPECIALIZED REITS
34,637		Entertainment Properties Trust		1,601,961	2.2
19,000		Extra Space Storage, Inc		330,600	0.4
50,000	*	FelCor Lodging Trust, Inc		352,000	0.5
78,000		HCP, Inc		2,869,620	3.9
40,000		Health Care REIT, Inc		1,905,600	2.6
85,000		Hersha Hospitality Trust		561,000	0.8
180,000		Host Marriott Corp		3,216,600	4.3
46,000		Nationwide Health Properties, Inc		1,673,480	2.3
20,000		Plum Creek Timber Co, Inc		749,000	1.0
34,000		Public Storage, Inc		3,448,280	4.7
10,000		Sovran Self Storage, Inc		368,100	0.5
35,000	*	Sunstone Hotel Investors, Inc		361,550	0.5
60,000		U-Store-It Trust		571,800	0.8
39,500		Ventas, Inc		2,072,960	2.8
40,000		Weyerhaeuser Co		757,200	1.0
		Other		158,400	0.2

				20,998,151	28.5

		TOTAL COMMON STOCKS	(Cost $66,012,952)	71,942,165	97.5

PREFERRED STOCK
OFFICE REITS
13,000		SL Green Realty Corp		325,000	0.5

				325,000	0.5

RETAIL REITS
19,500		CBL & Associates Properties, Inc		460,590	0.6

				460,590	0.6

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	61

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

REAL ESTATE SECURITIES FUND  ■  DECEMBER 31, 2010

Shares	Company		Value	% of net assets

	TOTAL PREFERRED STOCK	(Cost $720,976)	$785,590	1.1%

	TOTAL PORTFOLIO	(Cost $66,733,928)	72,727,755	98.6
	OTHER ASSETS & LIABILITIES, NET		1,030,777	1.4

	NET ASSETS		$73,758,532	100.0%

ABBREVIATION(s):

REIT     Real Estate Investment Trust

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

62	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

BOND FUND  ■  DECEMBER 31, 2010

Principal		Issuer		Value	% of net assets

BONDS
CORPORATE BONDS
BANKS
$1,000,000		Bank of America Corp	2.380%, 06/22/12	$1,025,810	0.7%
1,000,000		Citigroup, Inc	2.130%, 04/30/12	1,020,293	0.7
900,000	g	Depfa ACS Bank	5.130%, 03/16/37	599,915	0.5
500,000		KeyBank NA	3.200%, 06/15/12	518,689	0.5
		Other		6,086,198	4.4

				9,250,905	6.8

CAPITAL GOODS				867,427	0.7

COMMERCIAL & PROFESSIONAL SERVICES				341,445	0.2

CONSUMER DURABLES & APPAREL				80,821	0.1

CONSUMER SERVICES				167,086	0.1

DIVERSIFIED FINANCIALS
1,000,000		Citigroup Funding, Inc	1.880%, 10/22/12	1,020,026	0.7
1,850,000		General Electric Capital Corp	1.880%–5.500%, 03/12/12–09/16/20	1,900,166	1.3
1,700,000		GMAC, Inc	2.200%, 12/19/12	1,748,498	1.4
		Other		6,704,164	4.9

				11,372,854	8.3

ENERGY				3,735,140	2.7

FOOD & STAPLES RETAILING				162,676	0.1

FOOD BEVERAGE & TOBACCO				1,499,722	1.1

HEALTH CARE EQUIPMENT & SERVICES				527,365	0.3

HOUSEHOLD & PERSONAL PRODUCTS				70,783	0.1

INSURANCE				1,252,345	1.0

MATERIALS				1,253,548	0.9

MEDIA				1,101,383	0.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1,107,414	0.9

REAL ESTATE				589,650	0.4

RETAILING				674,648	0.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				152,220	0.1

SOFTWARE & SERVICES				638,276	0.5

TECHNOLOGY HARDWARE & EQUIPMENT				441,024	0.3

TELECOMMUNICATION SERVICES				2,321,195	1.7

TRANSPORTATION				1,013,155	0.7

UTILITIES				2,624,903	1.9

		TOTAL CORPORATE BONDS	(Cost $40,027,620)	41,245,985	30.2

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	63

SUMMARY PORTFOLIO OF INVESTMENTS	continued

BOND FUND  ■  DECEMBER 31, 2010

Principal		Issuer		Value	% of net assets

GOVERNMENT BONDS
AGENCY SECURITIES
$ 600,000		Federal Farm Credit Bank (FFCB)	2.630%, 04/21/11	$604,356	0.4%
1,000,000		Federal Home Loan Bank (FHLB)	1.880%, 06/21/13	1,023,306	0.7
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	2.130%, 09/21/12	2,051,196	1.5
1,500,000		FHLMC	5.130%, 10/18/16	1,701,287	1.2
1,000,000		Federal National Mortgage Association (FNMA)	3.000%, 09/16/14	1,053,287	0.8
		Other		1,770,247	1.3

				8,203,679	5.9

FOREIGN GOVERNMENT BONDS
500,000		Kreditanstalt fuer Wiederaufbau	4.000%, 01/27/20	518,355	0.4
1,000,000		Province of Ontario Canada	2.630%, 01/20/12	1,020,531	0.7
1,000,000		Province of Ontario Canada	4.000%, 10/07/19	1,027,268	0.6
500,000		Province of Ontario Canada	4.400%, 04/14/20	522,722	0.4
		Other		5,543.620	4.2

				8,632,496	6.3

MORTGAGE BACKED
3,308,641		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.000%–6.500%, 02/01/19–01/01/40	3,528,518	2.5
1,512,658		Federal National Mortgage Association (FNMA)	4.560%, 01/01/15	1,612,175	1.2
514,710		FNMA	4.000%, 02/01/25	532,081	0.4
662,198		FNMA	5.500%, 07/01/33	713,782	0.5
724,054		FNMA	5.500%, 11/01/33	780,456	0.6
709,055		FNMA	5.000%, 03/01/34	749,933	0.5
1,512,271		FNMA	5.000%, 09/01/34	1,597,565	1.2
868,758		FNMA	5.500%, 02/01/38	930,053	0.7
904,035		FNMA	6.000%, 07/01/38	983,740	0.8
874,465		FNMA	6.000%, 10/01/38	951,562	0.8
729,246		FNMA	4.500%, 02/01/39	749,231	0.5
1,709,116		FNMA	4.500%, 04/01/39	1,756,219	1.3
728,173		FNMA	4.000%, 07/01/39	725,112	0.5
509,376		FNMA	6.500%, 07/01/39	566,383	0.4
503,096		FNMA	4.500%, 08/01/39	516,961	0.4
741,171		FNMA	6.000%, 09/01/39	806,053	0.6
486,091		FNMA	5.000%, 06/01/40	513,507	0.4
12,995,428	i	FNMA	4.000%–7.500%, 06/01/13–11/01/40	13,691,712	10.0
679,300		Government National Mortgage Association (GNMA)	4.500%, 03/15/40	706,184	0.5
567,979		GNMA	5.000%, 05/20/40	604,160	0.4
488,521		GNMA	5.000%, 06/15/40	519,713	0.4
571,020		GNMA	4.000%, 07/15/40	576,203	0.4
3,758,228		GNMA	4.000%–6.230%, 07/15/33-09/15/43	4,000,416	2.9
		Other		1,256,534	0.8

				39,368,253	28.7

MUNICIPAL BONDS				914,151	0.7

64	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

BOND FUND  ■  DECEMBER 31, 2010

Principal	Issuer		Value	% of net assets

U.S. TREASURY SECURITIES
$842,500	United States Treasury Bond	5.250%, 02/15/29	$966,242	0.7%
1,531,000	United States Treasury Bond	4.380%, 05/15/40	1,538,411	1.1
1,440,000	United States Treasury Bond	3.880%, 08/15/40	1,326,375	1.0
1,025,000	United States Treasury Note	0.750%, 09/15/13	1,021,717	0.7
635,000	United States Treasury Note	2.000%, 11/30/13	653,752	0.5
4,377,000	United States Treasury Note	1.880%, 04/30/14	4,476,506	3.3
1,613,000	United States Treasury Note	2.250%, 05/31/14	1,668,573	1.2
799,000	United States Treasury Note	2.380%, 08/31/14	827,714	0.6
1,180,000	United States Treasury Note	2.380%, 10/31/14	1,221,392	0.9
4,208,000	United States Treasury Note	1.380%, 11/30/15	4,089,322	3.0
860,000	United States Treasury Note	2.630%, 02/29/16	882,642	0.6
1,100,000	United States Treasury Note	2.380%, 03/31/16	1,113,922	0.8
4,000,000	United States Treasury Note	1.880%, 08/31/17	3,818,436	2.9
779,000	United States Treasury Note	2.630%, 11/15/20	734,816	0.5
	Other		1,559,574	1.1

			25,899,394	18.9

	TOTAL GOVERNMENT BONDS	(Cost $81,245,659)	83,017,973	60.5

STRUCTURED ASSETS
ASSET BACKED
816,545	Flagstar Home Equity Loan Trust
	Series 2007-1A (Class AF3)	5.780%, 01/25/35	675,872	0.6
	Other		2,025,024	1.4

			2,700,896	2.0

OTHER MORTGAGE BACKED			6,540,138	4.8

	TOTAL STRUCTURED ASSETS	(Cost $9,611,439)	9,241,034	6.8

	TOTAL BONDS	(Cost $130,884,718)	133,504,992	97.5

PREFERRED STOCKS
BANKS			13,138	0.0%

	TOTAL PREFERRED STOCKS	(Cost $569,550)	13,138	0.0

	TOTAL PORTFOLIO	(Cost $131,454,268)	133,518,130	97.5
	OTHER ASSETS & LIABILITIES, NET		3,482,246	2.5

	NET ASSETS		$137,000,376	100.0%

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	65

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

BOND FUND  ■  DECEMBER 31, 2010

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2010, the value of these securities amounted to $9,994,310 or 7.30% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

66	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

MONEY MARKET FUND  ■  DECEMBER 31, 2010

Principal	Issuer		Value	% net assets

SHORT-TERM INVESTMENTS
BANKERS’ ACCEPTANCES			$321,828	0.5%

CERTIFICATE OF DEPOSIT
$ 500,000	Bank of Montreal	0.230%, 01/06/11	500,000	0.8
1,000,000	Bank of Nova Scotia	0.290%, 01/20/11	1,000,000	1.7
500,000	BNP Paribas	0.310%, 02/11/11	500,006	0.8
600,000	Toronto-Dominion Bank	0.240%, 02/23/11	600,000	1.0
725,000	Toronto-Dominion Bank	0.240%, 02/25/11	725,000	1.1
	Other		890,000	1.4

			4,215,006	6.8

COMMERCIAL PAPER
800,000	American Honda Finance Corp	01/18/11–02/03/11	799,880	1.3
700,000	Australia & New Zealand Banking Group Ltd	01/10/11	699,955	1.1
505,000	BNP Paribas Finance, Inc	01/10/11	504,968	0.8
545,000	Credit Agricole North America, Inc	02/03/11	544,858	0.9
797,000	Fairway Finance LLC	01/04/11–02/09/11	796,851	1.3
600,000	General Electric Capital Corp	03/14/11	599,712	1.0
515,000	General Electric Capital Corp	03/29/11	514,714	0.8
545,000	ING US Funding LLC	01/10/11	544,965	0.9
1,635,000	Johnson & Johnson	01/14/11–05/03/11	1,634,420	2.6
1,365,000	JPMorgan Chase Bank NA	01/03/11–04/21/11	1,364,495	2.2
755,000	Nestle Capital Corp	02/10/11	754,832	1.2
670,000	Nestle Capital Corp	04/01/11	669,598	1.1
950,000	Old Line Funding LLC	03/03/11	949,541	1.6
685,000	Old Line Funding LLC	01/04/11–01/07/11	684,979	1.1
635,000	Private Export Funding Corp	01/06/11–02/11/11	634,905	1.0
500,000	Procter & Gamble Co	01/05/11	499,987	0.8
700,000	Procter & Gamble International Funding S.C.A	01/13/11	699,958	1.1
1,000,000	Rabobank USA Financial Corp	02/07/11	999,728	1.6
1,060,000	Sheffield Receivables Corp	03/11/11	1,059,431	1.7
1,000,000	Societe Generale North America, Inc	01/14/11–01/24/11	999,860	1.6
555,000	Straight-A Funding LLC	02/14/11	554,830	0.9
600,000	Straight-A Funding LLC	02/15/11	599,828	1.0
750,000	Straight-A Funding LLC	02/17/11	749,774	1.3
585,000	Variable Funding Capital Co LLC	01/25/11	584,890	1.0
	Other		4,681,889	7.6

			23,128,848	37.5

GOVERNMENT AGENCY DEBT
1,000,000	Federal Home Loan Bank (FHLB)	01/21/11	999,917	1.6
940,000	FHLB	01/26/11	939,884	1.5
945,000	FHLB	02/02/11	944,863	1.5
1,000,000	FHLB	02/16/11	999,808	1.6
600,000	FHLB	03/02/11	599,845	1.0
2,465,000	FHLB	01/05/11–05/06/11	2,464,326	4.0

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	67

SUMMARY PORTFOLIO OF INVESTMENTS	continued

MONEY MARKET FUND  ■  DECEMBER 31, 2010

Principal		Issuer		Value	% net assets

GOVERNMENT AGENCY DEBT — continued
$1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	01/18/11	$999,915	1.7%
800,000		FHLMC	02/22/11	799,798	1.3
1,000,000		FHLMC	03/15/11	999,635	1.6
1,264,000		FHLMC	03/21/11	1,263,555	2.1
3,397,000		FHLMC	01/11/11–05/25/11	3,395,820	5.5
735,000		Federal National Mortgage Association (FNMA)	01/04/11	734,987	1.2
516,000		FNMA	02/09/11	515,894	0.8
800,000		FNMA	02/14/11	799,853	1.3
825,000		FNMA	03/02/11	824,725	1.4
2,184,000		FNMA	01/05/11–04/18/11	2,183,071	3.5
		Other		249,997	0.3

				19,715,893	31.9

TREASURY DEBT
1,000,000		United States Treasury Bill	03/10/11	999,660	1.6
1,250,000		United States Treasury Bill	03/24/11	1,249,629	2.0
1,034,000		United States Treasury Bill	03/31/11	1,033,569	1.7
510,000		United States Treasury Bill	04/21/11	509,774	0.8
962,000		United States Treasury Bill	05/12/11	961,377	1.6
1,819,000		United States Treasury Bill	01/20/11–06/23/11	1,818,257	2.9
750,000		United States Treasury Note	0.880%, 01/31/11	750,313	1.2
525,000		United States Treasury Note	0.880%, 02/28/11	525,612	0.9
1,000,000		United States Treasury Note	0.880%, 03/31/11	1,001,726	1.7
500,000		United States Treasury Note	0.880%, 04/30/11	501,032	0.8
500,000		United States Treasury Note	1.000%, 08/31/11	502,389	0.8
		Other		401,069	0.6

				10,254,407	16.6

VARIABLE RATE DEMAND NOTES
500,000	i	Federal Farm Credit Bank (FFCB)	0.290%, 06/17/11	500,070	0.8
1,000,000	i	Federal Home Loan Bank (FHLB)	0.320%, 05/26/11	1,000,000	1.6
500,000	i	FHLB	0.370%, 06/01/11	500,042	0.8
600,000	i	FHLB	0.370%, 06/15/11	600,275	1.0
1,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.180%, 11/09/11	1,499,044	2.4

				4,099,431	6.6

		TOTAL SHORT-TERM INVESTMENTS	(Cost $61,735,413)	61,735,413	99.9

		TOTAL PORTFOLIO	(Cost $61,735,413)	61,735,413	99.9
		OTHER ASSETS & LIABILITIES, NET		30,622	0.1

		NET ASSETS		$61,766,035	100.0%

68	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MONEY MARKET FUND  ■  DECEMBER 31, 2010

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	69

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2010

Growth Equity Fund

ASSETS
Portfolio investments, at value*	$37,869,823
Cash	—
Cash – foreign**	—
Receivable from securities transactions	231,844
Receivable from fund shares sold	86,571
Due from investment advisor	2,133
Dividends and interest receivable	31,806
Other	1,773
Total assets	38,223,950

LIABILITIES
Management fees payable	1,392
Overdraft payable	293,496
Payable for securities transactions	304,158
Payable for fund shares redeemed	59,249
Due to affiliates	3,331
Accrued expenses & other payables	10,252
Total liabilities	671,878
NET ASSETS	$37,552,072

NET ASSETS CONSIST OF:
Paid-in-capital	$54,452,711
Undistributed net investment income (loss)	4,385
Accumulated net realized gain (loss) on total investments	(21,585,924)
Accumulated net unrealized appreciation (depreciation) on total investments	4,680,900
NET ASSETS	$37,552,072

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,345,634
Net asset value per share	$16.01

* Portfolio investments, cost:	$33,188,940
** Foreign cash, cost:	$—

70	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$71,743,912	$114,450,752	$64,112,396	$60,192,962
—	—	262,505	195,172
—	3,627	609	—
752,142	3,308,502	126,588	211,976
8,625	14,535	77,106	145,786
2,716	17,479	2,671	2,578
62,354	110,493	88,221	41,754
2,180	2,476	2,017	1,896
72,571,929	117,907,864	64,672,113	60,792,124

2,670	4,698	2,375	2,395
80,728	947,126	—	—
416,004	5,109,107	365,421	332,128
22,522	64,833	9,005	6,749
6,426	8,820	5,590	4,608
14,454	41,645	12,438	11,302
542,804	6,176,229	394,829	357,182
$72,029,125	$111,731,635	$64,277,284	$60,434,942

$74,734,679	$145,011,393	$71,688,041	$59,922,406
37,969	1,070,103	486,750	(22,069)
(10,195,285)	(51,491,183)	(12,318,438)	(8,252,482)
7,451,762	17,141,322	4,420,931	8,787,087
$72,029,125	$111,731,635	$64,277,284	$60,434,942

2,763,034	6,481,015	2,384,619	2,101,257
$26.07	$17.24	$26.95	$28.76

$64,292,146	$97,320,439	$59,691,586	$51,405,874
$—	$3,619	$605	$—

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	71

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2010

Stock Index Fund

ASSETS
Portfolio investments, at value*	$176,149,655
Cash	969,124
Receivable from securities transactions	4,504
Receivable from fund shares sold	76,940
Due from investment advisor	5,877
Dividends and interest receivable	196,998
Other	3,246
Total assets	177,406,344

LIABILITIES
Management fees payable	875
Payable for securities transactions	200
Payable for fund shares redeemed	84,975
Due to investment advisor	—
Due to affiliates	15,064
Payable for variation margin on open futures contracts	1,595
Accrued expenses & other payables	29,650
Total liabilities	132,359
NET ASSETS	$177,273,985

NET ASSETS CONSIST OF:
Paid-in-capital	$166,548,546
Undistributed net investment income (loss)	552,927
Accumulated net realized gain (loss) on total investments	(7,055,800)
Accumulated net unrealized appreciation (depreciation) on total investments	17,228,312
NET ASSETS	$177,273,985

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,310,030
Net asset value per share	$28.09

* Portfolio investments, cost:	$158,928,576

72	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$35,379,366	$72,727,755	$133,518,130	$61,735,413
151,181	608,510	2,537,667	7,629
357	698,186	—	—
24,635	82,370	37,728	48,843
2,732	2,069	2,885	—
47,775	243,522	951,394	12,627
1,744	2,011	2,875	2,446
35,607,790	74,364,423	137,050,679	61,806,958

439	3,027	3,362	507
—	557,086	—	—
249,407	26,039	5,124	451
—	—	—	14,101
2,878	6,583	14,225	6,635
—	—	—	—
11,480	13,156	27,592	19,229
264,204	605,891	50,303	40,923
$35,343,586	$73,758,532	$137,000,376	$61,766,035

$34,427,243	$87,320,762	$136,344,106	$61,765,368
191,639	(312,503)	30,659	667
(2,783,524)	(19,243,516)	(1,438,252)	—
3,508,228	5,993,789	2,063,863	—
$35,343,586	$73,758,532	$137,000,376	$61,766,035

1,409,658	3,115,940	5,506,573	61,765,369
$25.07	$23.67	$24.88	$1.00

$31,871,138	$66,733,928	$131,454,268	$61,735,413

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	73

STATEMENTS OF OPERATIONS

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED DECEMBER 31, 2010

Growth Equity Fund

INVESTMENT INCOME
Dividends*	$317,293
Interest	57
Total income	317,350

EXPENSES
Management fees	133,583
Fund administration fees	15,634
Custody and accounting fees	15,350
Professional fees	26,498
Shareholder reports	13,773
Shareholder servicing	6,039
Trustee fees and expenses	292
Compliance fees	5,635
Interest expense	864
Other expenses	3,474
Total expenses	221,142
Less: Expenses reimbursed by the investment advisor	(70,754)
Net expenses	150,388

Net investment income (loss)	166,962

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	3,497,058
Futures transactions	—
Foreign currency transactions	(4,293)
Net realized gain (loss) on total investments	3,492,765

Change in unrealized appreciation (depreciation) on:
Portfolio investments	774,487
Futures transactions	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	17
Net change in unrealized appreciation (depreciation) on total investments	774,504
Net realized and unrealized gain (loss) on total investments	4,267,269
Net increase (decrease) in net assets resulting from operations	$4,434,231

* Net of foreign withholding taxes of:	$8,514

74	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$1,115,113	$1,698,701	$1,115,260	$570,714
65	208	133	78
1,115,178	1,698,909	1,115,393	570,792

249,789	407,422	218,368	177,169
29,951	42,169	26,017	22,307
22,317	43,440	28,669	23,388
27,844	37,056	27,403	26,840
20,778	27,024	17,470	15,316
6,673	6,672	6,038	6,038
559	802	481	398
10,798	15,212	9,380	8,047
59	3,752	1,492	246
4,462	25,811	4,122	4,162
373,230	609,360	339,440	283,911
(92,107)	(135,957)	(93,349)	(82,752)
281,123	473,403	246,091	201,159

834,055	1,225,506	869,302	369,633

4,188,479	4,716,023	4,804,311	6,113,786
—	—	—	25,200
(2,959)	(21,818)	3,049	—
4,185,520	4,694,205	4,807,360	6,138,986

3,493,827	12,260,641	4,164,296	5,907,611
—	—	—	—
53	(47,217)	113	—
3,493,880	12,213,424	4,164,409	5,907,611
7,679,400	16,907,629	8,971,769	12,046,597
$8,513,455	$18,133,135	$9,841,071	$12,416,230

$6,467	$159,964	$5,125	$—

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	75

STATEMENTS OF OPERATIONS

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED DECEMBER 31, 2010

Stock Index Fund

INVESTMENT INCOME
Dividends*	$3,039,064
Interest	441
Total income	3,039,505

EXPENSES
Management fees	93,765
Fund administration fees	70,707
Custody and accounting fees	41,643
Professional fees	36,375
Shareholder reports	44,325
Shareholder servicing	6,038
Trustee fees and expenses	1,332
Compliance fees	25,495
Interest expense	157
Other expenses	7,697
Total expenses	327,534
Less: Expenses reimbursed by the investment advisor	(201,441)
Net expenses	126,093

Net investment income (loss)	2,913,412

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	2,739,030
Futures transactions	117,935
Foreign currency transactions	—
Net realized gain (loss) on total investments	2,856,965
Change in unrealized appreciation (depreciation) on:
Portfolio investments	19,469,739
Futures transactions	(8,608)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—
Net change in unrealized appreciation (depreciation) on total investments	19,461,131
Net realized and unrealized gain (loss) on total investments	22,318,096
Net increase (decrease) in net assets resulting from operations	$25,231,508

* Net of foreign withholding taxes of:	$463

76	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$655,931	$1,324,887	$—	$—
3	350	5,203,944	160,143
655,934	1,325,237	5,203,944	160,143

39,748	268,005	316,584	56,683
14,556	30,104	63,805	30,061
19,214	6,630	51,596	15,752
26,292	31,977	38,253	35,617
18,255	19,936	35,679	18,950
6,673	6,038	5,404	4,769
266	537	1,119	454
5,064	10,853	22,969	10,833
58	449	163	80
3,910	3,885	4,118	6,200
134,036	378,414	539,690	179,399
(78,924)	(78,883)	(176,432)	(100,916)
55,112	299,531	363,258	78,483

600,822	1,025,706	4,840,686	81,660

20,787	5,972,488	1,795,137	257
—	—	—	—
—	(1)	—	—
20,787	5,972,487	1,795,137	257

4,258,930	9,906,142	1,778,354	—
—	—	—	—
—	(5)	—	—
4,258,930	9,906,137	1,778,354	–
4,279,717	15,878,624	3,573,491	257
$4,880,539	$16,904,330	$8,414,177	$81,917

$1	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	77

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED DECEMBER 31

	Growth Equity Fund
	2010	2009

OPERATIONS
Net investment income (loss)	$166,962	$277,055
Net realized gain (loss) on total investments	3,492,765	(980,577)
Net change in unrealized appreciation (depreciation) on total investments	774,504	9,719,115
Net increase (decrease) in net assets resulting from operations	4,434,231	9,015,593

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(168,491)	(276,980)
Total distributions	(168,491)	(276,980)

SHAREHOLDER TRANSACTIONS
Subscriptions	5,578,422	9,511,525
Reinvestments of distributions	168,491	276,980
Redemptions	(8,690,629)	(6,797,786)
Net increase (decrease) from shareholder transactions	(2,943,716)	2,990,719

Net increase in net assets	1,322,024	11,729,332

NET ASSETS
Beginning of year	36,230,048	24,500,716
End of year	$37,552,072	$36,230,048

Undistributed net investment income (loss) included in net assets	$4,385	$7,390

CHANGE IN FUND SHARES
Shares sold	387,850	809,825
Shares reinvested	10,544	19,898
Shares redeemed	(606,889)	(597,486)
Net increase (decrease) from shareholder transactions	(208,495)	232,237

78	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		International Equity Fund
2010	2009	2010	2009

$834,055	$1,000,541	$1,225,506	$1,336,744
4,185,520	(2,191,964)	4,694,205	(10,120,683)
3,493,880	15,372,756	12,213,424	30,456,804
8,513,455	14,181,333	18,133,135	21,672,865

(869,222)	(1,005,255)	(1,302,220)	(2,924,055)
(869,222)	(1,005,255)	(1,302,220)	(2,924,055)

5,545,214	5,732,470	19,543,266	12,923,095
869,222	1,005,255	1,302,220	2,924,055
(7,748,610)	(7,429,832)	(19,959,998)	(8,820,527)
(1,334,174)	(692,107)	885,488	7,026,623

6,310,059	12,483,971	17,716,403	25,775,433

65,719,066	53,235,095	94,015,232	68,239,799
$72,029,125	$65,719,066	$111,731,635	$94,015,232

$37,969	$72,373	$1,070,103	$1,089,293

233,377	282,903	1,257,583	1,040,957
33,665	43,764	77,421	205,341
(328,067)	(380,005)	(1,303,919)	(766,561)
(61,025)	(53,338)	31,085	479,737

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	79

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED DECEMBER 31

	Large-Cap Value Fund
	2010	2009

OPERATIONS
Net investment income (loss)	$869,302	$959,424
Net realized gain (loss) on total investments	4,807,360	2,472,091
Net change in unrealized appreciation (depreciation) on total investments	4,164,409	9,297,433
Net increase (decrease) in net assets resulting from operations	9,841,071	12,728,948

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(927,129)	(879,669)
Total distributions	(927,129)	(879,669)

SHAREHOLDER TRANSACTIONS
Subscriptions	9,086,708	9,279,319
Reinvestments of distributions	927,129	879,669
Redemptions	(9,097,195)	(7,863,888)
Net increase (decrease) from shareholder transactions	916,642	2,295,100

Net increase in net assets	9,830,584	14,144,379

NET ASSETS
Beginning of year	54,446,700	40,302,321
End of year	$64,277,284	$54,446,700

Undistributed net investment income (loss) included in net assets	$486,750	$542,611

CHANGE IN FUND SHARES
Shares sold	370,508	471,071
Shares reinvested	35,065	38,447
Shares redeemed	(377,320)	(408,075)
Net increase (decrease) from shareholder transactions	28,253	101,443

80	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Stock Index Fund
2010	2009	2010	2009

$369,633	$476,341	$2,913,412	$2,661,703
6,138,986	(4,279,466)	2,856,965	(2,105,824)

5,907,611	13,023,616	19,461,131	32,930,241
12,416,230	9,220,491	25,231,508	33,486,120

(397,085)	(516,207)	(2,919,196)	(2,599,545)
(397,085)	(516,207)	(2,919,196)	(2,599,545)

10,876,596	3,720,679	18,683,695	20,777,504
397,085	516,207	2,919,196	2,599,545
(5,778,725)	(4,629,229)	(18,955,052)	(14,888,237)
5,494,956	(392,343)	2,647,839	8,488,812

17,514,101	8,311,941	24,960,151	39,375,387

42,920,841	34,608,900	152,313,834	112,938,447
$60,434,942	$42,920,841	$177,273,985	$152,313,834

$(22,069)	$(23,725)	$552,927	$568,880

431,514	199,788	725,306	1,060,212
13,884	23,284	105,083	107,731
(234,898)	(255,684)	(748,139)	(763,487)
210,500	(32,612)	82,250	404,456

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	81

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED DECEMBER 31

	Social Choice Equity Fund
	2010	2009

OPERATIONS
Net investment income (loss)	$600,822	$557,332
Net realized gain (loss) on total investments	20,787	(1,685,462)
Net change in unrealized appreciation (depreciation) on total investments	4,258,930	8,615,710
Net increase (decrease) in net assets resulting from operations	4,880,539	7,487,580

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(608,705)	(569,669)
Total distributions	(608,705)	(569,669)

SHAREHOLDER TRANSACTIONS
Subscriptions	2,274,241	1,839,152
Reinvestments of distributions	608,705	569,669
Redemptions	(2,740,218)	(2,335,259)
Net increase (decrease) from shareholder transactions	142,728	73,562

Net increase in net assets	4,414,562	6,991,473

NET ASSETS
Beginning of year	30,929,024	23,937,551
End of year	$35,343,586	$30,929,024

Undistributed net investment income (loss) included in net assets	$191,639	$199,581

CHANGE IN FUND SHARES
Shares sold	98,376	99,713
Shares reinvested	24,475	26,252
Shares redeemed	(119,990)	(135,063)
Net increase (decrease) from shareholder transactions	2,861	(9,098)

82	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

continued

Real Estate Securities Fund		Bond Fund
2010	2009	2010	2009

$1,025,706	$1,362,613	$4,840,686	$4,532,380
5,972,487	(2,146,638)	1,795,137	673,755

9,906,137	11,435,582	1,778,354	2,202,359
16,904,330	10,651,557	8,414,177	7,408,494

(1,467,001)	(1,742,222)	(4,828,498)	(4,516,061)
(1,467,001)	(1,742,222)	(4,828,498)	(4,516,061)

9,038,745	4,350,296	30,893,827	25,171,346
1,467,001	1,742,222	4,828,498	4,516,061
(5,749,400)	(5,082,859)	(18,172,693)	(8,667,599)
4,756,346	1,009,659	17,549,632	21,019,808

20,193,675	9,918,994	21,135,311	23,912,241

53,564,857	43,645,863	115,865,065	91,952,824
$73,758,532	$53,564,857	$137,000,376	$115,865,065

$(312,503)	$(59,171)	$30,659	$18,471

426,301	325,249	1,228,143	1,042,646
64,654	96,683	194,776	185,388
(281,986)	(377,937)	(717,403)	(360,265)
208,969	43,995	705,516	867,769

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	83

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED DECEMBER 31

	Money Market Fund
	2010	2009

OPERATIONS
Net investment income (loss)	$81,660	$582,287
Net realized gain (loss) on total investments	257	1,301
Net change in unrealized appreciation (depreciation) on total investments	—	—
Net increase (decrease) in net assets resulting from operations	81,917	583,588

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(81,660)	(583,331)
Total distributions	(81,660)	(583,331)

SHAREHOLDER TRANSACTIONS
Subscriptions	50,692,667	73,630,960
Reinvestments of distributions	81,660	583,334
Redemptions	(63,110,100)	(117,434,730)
Net increase (decrease) from shareholder transactions	(12,335,773)	(43,220,436)

Net decrease in net assets	(12,335,516)	(43,220,179)

NET ASSETS
Beginning of year	74,101,551	117,321,730
End of year	$61,766,035	$74,101,551

Undistributed net investment income (loss) included in net assets	$667	$71

CHANGE IN FUND SHARES
Shares sold	50,692,667	73,630,960
Shares reinvested	81,660	583,334
Shares redeemed	(63,110,100)	(117,434,730)
Net increase (decrease) from shareholder transactions	(12,335,773)	(43,220,436)

84	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS

TIAA-CREF LIFE FUNDS  ■  FOR THE YEAR ENDED

	Growth Equity Fund
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.18	$10.55	$18.02	$14.91	$14.23

Gain (loss) from investment operations:
Net investment income (a)	0.07	0.11	0.14	0.13	0.11
Net realized and unrealized gain (loss) on total investments	1.83	3.63	(7.48)	3.10	0.69
Total gain (loss) from investment operations	1.90	3.74	(7.34)	3.23	0.80

Less distributions from:
Net investment income	(0.07)	(0.11)	(0.13)	(0.12)	(0.12)
Total distributions	(0.07)	(0.11)	(0.13)	(0.12)	(0.12)
Net asset value, end of period	$16.01	$14.18	$10.55	$18.02	$14.91

TOTAL RETURN	13.42%	35.47%	(40.71% )	21.68%	5.62%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$37,552	$36,230	$24,501	$42,376	$28,180
Ratio of expenses to average net assets before expense reimbursement	0.63%	0.26%	0.28%	0.26%	0.25%
Ratio of expenses to average net assets after expense reimbursement	0.43%	0.26%	0.28%	0.26%	0.25%
Ratio of net investment income to average net assets	0.48%	0.98%	0.98%	0.81%	0.79%
Portfolio turnover rate	208%	257%	253%	154%	98%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	85

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Growth & Income Fund
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$23.27	$18.50	$29.06	$24.82	$21.56

Gain (loss) from investment operations:
Net investment income (a)	0.30	0.36	0.46	0.43	0.37
Net realized and unrealized gain (loss) on total investments	2.82	4.77	(10.58)	4.21	3.26
Total gain (loss) from investment operations	3.12	5.13	(10.12)	4.64	3.63

Less distributions from:
Net investment income	(0.32)	(0.36)	(0.44)	(0.40)	(0.37)
Total distributions	(0.32)	(0.36)	(0.44)	(0.40)	(0.37)
Net asset value, end of period	$26.07	$23.27	$18.50	$29.06	$24.82

TOTAL RETURN	13.41%	27.76%	(34.80% )	18.68%	16.85%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$72,029	$65,719	$53,235	$83,834	$59,798
Ratio of expenses to average net assets before expense reimbursement	0.56%	0.23%	0.23%	0.24%	0.23%
Ratio of expenses to average net assets after expense reimbursement	0.42%	0.23%	0.23%	0.24%	0.23%
Ratio of net investment income to average net assets	1.26%	1.77%	1.87%	1.56%	1.63%
Portfolio turnover rate	138%	141%	135%	88%	119%

(a)	Based on average shares outstanding.

86	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	International Equity Fund
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.58	$11.43	$24.02	$25.01	$19.54

Gain (loss) from investment operations:
Net investment income (a)	0.19	0.22	0.51	0.42	0.35
Net realized and unrealized gain (loss) on total investments	2.67	3.40	(12.53)	4.26	5.50
Total gain (loss) from investment operations	2.86	3.62	(12.02)	4.68	5.85

Less distributions from:
Net investment income	(0.20)	(0.47)	(0.01)	(0.53)	(0.38)
Net realized gains	—	—	(0.56)	(5.14)	—
Total distributions	(0.20)	(0.47)	(0.57)	(5.67)	(0.38)
Net asset value, end of period	$17.24	$14.58	$11.43	$24.02	$25.01

TOTAL RETURN	19.63%	31.74%	(50.00% )	19.34%	29.95%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$111,732	$94,015	$68,240	$160,045	$111,142
Ratio of expenses to average net assets before expense reimbursement	0.65%	0.30%	0.32%	0.33%	0.29%
Ratio of expenses to average net assets after expense reimbursement	0.50%	0.30%	0.32%	0.33%	0.29%
Ratio of net investment income to average net assets	1.30%	1.78%	2.79%	1.51%	1.59%
Portfolio turnover rate	117%	116%	185%	190%	146%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	87

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Large-Cap Value Fund
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$23.11	$17.87	$31.30	$36.02	$32.04

Gain (loss) from investment operations:
Net investment income (a)	0.37	0.42	0.66	0.71	0.64
Net realized and unrealized gain (loss) on total investments	3.87	5.20	(13.42)	(0.34)	6.26
Total gain (loss) from investment operations	4.24	5.62	(12.76)	0.37	6.90

Less distributions from:
Net investment income	(0.40)	(0.38)	(0.43)	(0.76)	(0.61)
Net realized gains	—	—	(0.24)	(4.33)	(2.31)
Total distributions	(0.40)	(0.38)	(0.67)	(5.09)	(2.92)
Net asset value, end of period	$26.95	$23.11	$17.87	$31.30	$36.02

TOTAL RETURN	18.36%	31.45%	(40.74% )	0.91%	21.58%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$64,277	$54,447	$40,302	$71,350	$66,917
Ratio of expenses to average net assets before expense reimbursement	0.59%	0.25%	0.26%	0.27%	0.24%
Ratio of expenses to average net assets after expense reimbursement	0.43%	0.25%	0.26%	0.27%	0.24%
Ratio of net investment income to average net assets	1.52%	2.12%	2.60%	1.88%	1.83%
Portfolio turnover rate	102%	149%	172%	133%	102%

(a)	Based on average shares outstanding.

88	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Small-Cap Equity Fund
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$22.70	$17.99	$27.17	$32.12	$30.02

Gain (loss) from investment operations:
Net investment income (a)	0.19	0.25	0.34	0.37	0.37
Net realized and unrealized gain (loss) on total investments	6.06	4.74	(9.16)	(2.10)	4.95
Total gain (loss) from investment operations	6.25	4.99	(8.82)	(1.73)	5.32

Less distributions from:
Net investment income	(0.19)	(0.28)	(0.36)	(0.44)	(0.38)
Net realized gains	—	—	—	(2.69)	(2.84)
Return of capital	—	—	—	(0.09)	—
Total distributions	(0.19)	(0.28)	(0.36)	(3.22)	(3.22)
Net asset value, end of period	$28.76	$22.70	$17.99	$27.17	$32.12

TOTAL RETURN	27.55%	27.75%	(32.42% )	(5.62% )	17.84%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$60,435	$42,921	$34,609	$51,868	$57,190
Ratio of expenses to average net assets before expense reimbursement	0.58%	0.11%	0.11%	0.11%	0.10%
Ratio of expenses to average net assets after expense reimbursement	0.41%	0.11%	0.11%	0.11%	0.10%
Ratio of net investment income to average net assets	0.75%	1.33%	1.45%	1.13%	1.12%
Portfolio turnover rate	98%	107%	123%	135%	246%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	89

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Stock Index Fund
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$24.46	$19.39	$31.70	$30.94	$27.45

Gain (loss) from investment operations:
Net investment income (a)	0.47	0.44	0.58	0.59	0.51
Net realized and unrealized gain (loss) on total investments	3.63	5.05	(12.34)	1.02	3.77
Total gain (loss) from investment operations	4.10	5.49	(11.76)	1.61	4.28

Less distributions from:
Net investment income	(0.47)	(0.42)	(0.51)	(0.60)	(0.52)
Net realized gains	—	—	(0.04)	(0.25)	(0.27)
Total distributions	(0.47)	(0.42)	(0.55)	(0.85)	(0.79)
Net asset value, end of period	$28.09	$24.46	$19.39	$31.70	$30.94

TOTAL RETURN	16.79%	28.36%	(37.08% )	5.16%	15.62%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$177,274	$152,314	$112,938	$184,339	$171,015
Ratio of expenses to average net assets before expense reimbursement	0.21%	0.06%	0.06%	0.06%	0.06%
Ratio of expenses to average net assets after expense reimbursement	0.08%	0.06%	0.06%	0.06%	0.06%
Ratio of net investment income to average net assets	1.86%	2.11%	2.19%	1.82%	1.75%
Portfolio turnover rate	7%	7%	7%	13%	14%

(a)	Based on average shares outstanding.

90	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Social Choice Equity Fund
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$21.99	$16.91	$27.12	$26.94	$24.02

Gain (loss) from investment operations:
Net investment income (a)	0.43	0.40	0.48	0.51	0.43
Net realized and unrealized gain (loss) on total investments	3.09	5.09	(10.28)	0.64	3.08
Total gain (loss) from investment operations	3.52	5.49	(9.80)	1.15	3.51

Less distributions from:
Net investment income	(0.44)	(0.41)	(0.32)	(0.51)	(0.43)
Net realized gains	—	—	(0.09)	(0.46)	(0.16)
Total distributions	(0.44)	(0.41)	(0.41)	(0.97)	(0.59)
Net asset value, end of period	$25.07	$21.99	$16.91	$27.12	$26.94

TOTAL RETURN	16.01%	32.51%	(36.09% )	4.25%	14.64%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$35,344	$30,929	$23,938	$37,883	$35,931
Ratio of expenses to average net assets before expense reimbursement	0.42%	0.08%	0.07%	0.07%	0.07%
Ratio of expenses to average net assets after expense reimbursement	0.17%	0.08%	0.07%	0.07%	0.07%
Ratio of net investment income to average net assets	1.87%	2.20%	2.06%	1.81%	1.69%
Portfolio turnover rate	18%	15%	17%	12%	19%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	91

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Real Estate Securities Fund
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$18.43	$15.24	$26.50	$38.04	$30.98

Gain (loss) from investment operations:
Net investment income (a)	0.35	0.49	0.70	0.60	0.82
Net realized and unrealized gain (loss) on total investments	5.37	3.32	(10.87)	(6.68)	9.63
Total gain (loss) from investment operations	5.72	3.81	(10.17)	(6.08)	10.45

Less distributions from:
Net investment income	(0.48)	(0.62)	(1.09)	(1.31)	(1.09)
Net realized gains	—	—	—	(4.15)	(2.30)
Total distributions	(0.48)	(0.62)	(1.09)	(5.46)	(3.39)
Net asset value, end of period	$23.67	$18.43	$15.24	$26.50	$38.04

TOTAL RETURN	31.16%	25.11%	(38.27% )	(16.12% )	34.05%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$73,759	$53,565	$43,646	$74,751	$104,705
Ratio of expenses to average net assets before expense reimbursement	0.60%	0.25%	0.26%	0.27%	0.25%
Ratio of expenses to average net assets after expense reimbursement	0.48%	0.25%	0.26%	0.27%	0.25%
Ratio of net investment income to average net assets	1.63%	3.37%	2.94%	1.62%	2.30%
Portfolio turnover rate	66%	65%	97%	111%	117%

(a)	Based on average shares outstanding.

92	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	continued

	Bond Fund
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$24.13	$23.38	$24.55	$24.41	$24.44

Gain (loss) from investment operations:
Net investment income (a)	0.93	1.06	1.29	1.29	1.21
Net realized and unrealized gain (loss) on total investments	0.73	0.68	(1.19)	0.07	(0.06)
Total gain (loss) from investment operations	1.66	1.74	0.10	1.36	1.15

Less distributions from:
Net investment income	(0.91)	(0.99)	(1.27)	(1.22)	(1.18)
Total distributions	(0.91)	(0.99)	(1.27)	(1.22)	(1.18)
Net asset value, end of period	$24.88	$24.13	$23.38	$24.55	$24.41

TOTAL RETURN	6.91%	7.40%	0.39%	5.60%	4.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$137,000	$115,865	$91,953	$86,661	$71,761
Ratio of expenses to average net assets before expense reimbursement	0.41%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets after expense reimbursement	0.27%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	3.66%	4.41%	5.27%	5.18%	4.88%
Portfolio turnover rate	67%	147%	92%	97%	76%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Annual Report	93

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE YEAR ENDED	concluded

	Money Market Fund
	12/31/10		12/31/09	12/31/08	12/31/07	12/31/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Gain (loss) from investment operations:
Net investment income (a)	0.00	(b)	0.01	0.03	0.05	0.05
Net realized and unrealized gain (loss) on total investments	0.00	(b)	0.00 (b)	—	—	—
Total gain (loss) from investment operations	0.00	(b)	0.01	0.03	0.05	0.05

Less distributions from:
Net investment income	(0.00	)(b)	(0.01)	(0.03)	(0.05)	(0.05)
Total distributions	(0.00	)(b)	(0.01)	(0.03)	(0.05)	(0.05)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.12%		0.54%	2.86%	5.34%	5.10%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$61,766		$74,102	$117,322	$100,444	$53,894
Ratio of expenses to average net assets before expense reimbursement	0.27%		0.09%	0.07%	0.06%	0.06%
Ratio of expenses to average net assets after expense reimbursement	0.12%		0.09%	0.07%	0.06%	0.06%
Ratio of net investment income to average net assets	0.12%		0.58%	2.80%	5.19%	4.99%

(a)	Based on average shares outstanding.

(b)	Amount represents less than $0.01 per share.

94	2010 Annual Report ■ TIAA-CREF Life Funds	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF LIFE FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of ten series (the “Funds” or individually the “Fund”). The Funds are available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Board of Trustees (“Trustees”) and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds

TIAA-CREF Life Funds ■ 2010 Annual Report	95

NOTES TO FINANCIAL STATEMENTS

estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Cash: The Funds hold cash with the custodian. The Funds are charged a fee for any overdrafts.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Securities lending: The Funds (other than the Money Market Fund) may lend their securities to qualified institutional borrowers to earn additional income. Security loans are required to be collateralized by an amount that is at least equal to the market value of the outstanding securities on loan. The Funds invest cash collateral received in the State Street Navigator Securities Lending Prime Portfolio and record a liability for the return of the collateral during the period the securities are on loan. Securities lending income represents the income earned on investing cash collateral, less expenses associated with the loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of December 31, 2010, the Funds did not have any securities out on loan.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Service Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2007-2010) and has

96	2010 Annual Report ■ TIAA-CREF Life Funds

continued

concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryover) under income tax regulations.

For the year ended December 31, 2010, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, expiration of capital loss carryovers, and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the Trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the Trustees are included in Other Assets and Accrued Expenses and Other Payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio Investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the

TIAA-CREF Life Funds ■ 2010 Annual Report	97

NOTES TO FINANCIAL STATEMENTS

extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

98	2010 Annual Report ■ TIAA-CREF Life Funds

continued

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2010, there were no significant transfers between levels by the Funds.

As of December 31, 2010, 100% of the value of investments in the Small-Cap Equity Fund, Stock Index Fund, Social Choice Equity Fund, and the Real Estate Securities Fund were valued based on Level 1 inputs.

As of December 31, 2010, 100% of the value of investments in the International Equity Fund and the Money Market Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of December 31, 2010:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Consumer Discretionary	$7,173,695	$988,830	$—	$8,162,525
Consumer Staples	1,365,251	543,683	—	1,908,934
Energy	2,653,930	334,658	—	2,988,588
Financials	1,569,552	—	—	1,569,552
Health Care*	4,804,973	—	—	4,804,973
Industrials	4,936,408	295,590	—	5,231,998
Information Technology*	12,349,768	—	—	12,349,768
Materials	853,485	—	—	853,485
Total	$35,707,062	$2,162,761	$—	$37,869,823
Growth & Income
Consumer Discretionary	$8,691,652	$326,839	$—	$9,018,491
Consumer Staples	6,456,028	516,409	—	6,972,437
Energy*	8,015,002	—	—	8,015,002
Financials	10,770,058	—	—	10,770,058
Health Care*	8,116,132	449,592	—	8,565,724
Industrials	8,390,510	—	—	8,390,510
Information Technology	14,901,114	222,778	—	15,123,892
Materials	2,401,815	—	—	2,401,815
Telecommunication Services	1,870,801	—	—	1,870,801
Utilities	615,182	—	—	615,182
Total	$70,228,294	$1,515,618	$—	$71,743,912

TIAA-CREF Life Funds ■ 2010 Annual Report	99

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value
Consumer Discretionary	$5,248,205	$174,609	$—	$5,422,814
Consumer Staples	5,516,565	—		5,516,565
Energy*	7,102,485	280,126	—	7,382,611
Financials*	15,404,131	69,572	—	15,473,703
Health Care	7,916,030	608,403	—	8,524,433
Industrials	5,836,655	451,643	—	6,288,298
Information Technology*	6,267,091	279,287		6,546,378
Materials	2,345,063	—	—	2,345,063
Telecommunication Services	3,218,713	200,810	—	3,419,523
Utilities	3,193,008	—	—	3,193,008
Total	$62,047,946	$2,064,450	$—	$64,112,396
Bond
Corporate Bonds	$—	$41,245,985	$—	$41,245,985
Government Bonds	—	83,017,973	—	83,017,973
Structured Assets	—	9,241,034	—	9,241,034
Preferred Stocks	13,138	—	—	13,138
Total	$13,138	$133,504,992	$—	$133,518,130
*	Includes American Depositary Receipts

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. Realized gain (loss) and unrealized appreciation (depreciation) on futures transactions are reported separately in the Statements of Operations. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as

100	2010 Annual Report ■ TIAA-CREF Life Funds

continued

counterparty to all exchange traded funds, guarantees the futures against default. During the year ended December 31, 2010, the Small-Cap Equity Fund and the Stock Index Fund had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At December 31, 2010, the Funds held the following open futures contracts:

Fund	Futures	Number of Contracts	Market Value	Expiration Date	Unrealized Gain/(Loss)
Stock Index	Russell 2000 Mini Index	1	$78,230	March 2011	$1,883
	CME E-Mini Standard & Poor’s 500 Index	10	626,500	March 2011	3,803
	CME E-Mini Standard & Poor’s 400 Index	1	88,982	March 2011	1,548

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between Advisors and the Funds. On March 23, 2010, shareholders of the Funds approved a new investment advisory agreement (“Advisory Agreement”), which took effect on May 1, 2010. Additionally, effective May 1, 2010, the Funds entered into a new Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in overseeing the Funds’ non-advisory operations. All other administrative costs (including, but not limited to, transfer agency, custody, outside legal counsel, audit, printing and mailing of shareholder documents and compliance fees) are borne directly by the Funds.

TIAA-CREF Life Funds ■ 2010 Annual Report	101

NOTES TO FINANCIAL STATEMENTS

As part of the Advisory Agreement, Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and extraordinary expenses) exceeds certain percentages. As of December 31, 2010, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:

Fund	Investment Management Fee	Maximum Expense Amounts*
Growth Equity	0.45%	0.52%
Growth & Income	0.45%	0.52%
International Equity	0.50%	0.60%
Large-Cap Value	0.45%	0.52%
Small-Cap Equity	0.48%	0.55%
Stock Index	0.06%	0.09%
Social Choice Equity	0.15%	0.22%
Real Estate Securities	0.50%	0.57%
Bond	0.30%	0.35%
Money Market	0.10%	0.15%
*	Maximum expense amounts reflect the majority of expenses, including investment management fees. The expense reimbursement arrangements will continue through at least April 30, 2012. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

Prior to May 1, 2010, the Funds were subject to a unitary fee structure under which Advisors provided or paid for virtually all services necessary for the Funds’ operations. The fees were as follows:

Fund	Investment Management Fee
Growth Equity	0.25%
Growth & Income	0.23%
International Equity	0.29%
Large-Cap Value	0.24%
Small-Cap Equity	0.10%
Stock Index	0.06%
Social Choice Equity	0.07%
Real Estate Securities	0.25%
Bond	0.10%
Money Market	0.06%

Fund expenses incurred for each Fund for the period ended December 31, 2010 are reflected in the Statements of Operations.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

102	2010 Annual Report ■ TIAA-CREF Life Funds

continued

Certain registered separate accounts of TIAA-CREF Life, which is a wholly-owned subsidiary of TIAA, have various sub-accounts which invest in the Funds. Additionally, at the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund.

The following is the percentage of the Funds’ shares owned by affiliates as of December 31, 2010:

Fund	Investments in Funds Held By TIAA-CREF Life		Investments in Funds Held By TIAA		Percentage of Net Assets
Growth Equity	$37,552,072	100.0%	$—	—	100.0%
Growth & Income	59,122,337	82.1	12,906,788	17.9%	100.0%
International Equity	85,121,348	76.2	26,610,287	23.8	100.0%
Large-Cap Value	39,914,321	62.1	24,362,963	37.9	100.0%
Small-Cap Equity	35,471,174	58.7	24,963,768	41.3	100.0%
Stock Index	177,273,985	100.0	—	—	100.0%
Social Choice Equity	23,132,162	65.4	12,211,424	34.6	100.0%
Real Estate Securities	40,421,583	54.8	33,336,949	45.2	100.0%
Bond	69,631,840	50.8	67,368,536	49.2	100.0%
Money Market	61,766,035	100.0	—	—	100.0%

Note 5—investments

At December 31, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth Equity	$33,326,965	$4,826,804	$(283,946)	$4,542,858
Growth & Income	64,502,949	8,866,249	(1,625,286)	7,240,963
International Equity	97,565,422	18,240,946	(1,355,616)	16,885,330
Large-Cap Value	61,114,902	5,663,226	(2,665,732)	2,997,494
Small-Cap Equity	51,487,205	9,939,829	(1,234,072)	8,705,757
Stock Index	162,087,608	42,927,500	(28,865,453)	14,062,047
Social Choice Equity	32,035,935	7,940,046	(4,596,615)	3,343,431
Real Estate Securities	70,088,186	5,065,713	(2,426,144)	2,639,569
Bond	131,488,904	4,855,333	(2,826,106)	2,029,227

TIAA-CREF Life Funds ■ 2010 Annual Report	103

NOTES TO FINANCIAL STATEMENTS

Purchases and sales of securities (other than short-term money market instruments) for all of the Funds for the period ended December 31, 2010 were as follows:

Fund	Non-U.S. Government Purchases	U.S Government Purchases	Non-U.S. Government Sales	U.S. Government Sales
Growth Equity	$72,201,627	$—	$74,733,992	$—
Growth & Income	90,066,991	—	91,357,130	—
International Equity	111,006,875	—	108,413,745	—
Large-Cap Value	58,328,759	—	57,779,577	—
Small-Cap Equity	53,149,373	—	47,765,055	—
Stock Index	14,686,716	—	11,106,194	—
Social Choice Equity	5,998,483	—	5,644,395	—
Real Estate Securities	45,655,685	—	40,687,430	—
Bond	40,535,820	76,199,540	26,461,302	59,751,641

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended December 31, 2010 and 2009 were as follows:

	2010			2009
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Growth Equity	$168,491	$—	$168,491	$276,980	$—	$276,980
Growth & Income	869,222	—	869,222	1,005,255	—	1,005,255
International Equity	1,302,220	—	1,302,220	2,924,055	—	2,924,055
Large-Cap Value	927,129	—	927,129	879,669	—	879,669
Small-Cap Equity	397,085	—	397,085	516,207	—	516,207
Stock Index	2,919,196	—	2,919,196	2,599,545	—	2,599,545
Social Choice Equity	608,705	—	608,705	569,669	—	569,669
Real Estate Securities	1,467,001	—	1,467,001	1,742,222	—	1,742,222
Bond	4,828,498	—	4,828,498	4,516,061	—	4,516,061
Money Market	81,660	—	81,660	583,331	—	583,331

104	2010 Annual Report ■ TIAA-CREF Life Funds

continued

As of December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryover	Post- October Losses	Total
Growth Equity	$7,269	$—	$4,542,877	$(21,128,116)	$(320,896)	$(16,898,866)
Growth & Income	33,348	—	7,240,955	(9,976,485)	(1,192)	(2,703,374)
International Equity	1,118,628	—	16,896,341	(51,292,251)	—	(33,277,282)
Large-Cap Value	512,743	—	2,997,614	(10,919,050)	(47)	(7,408,740)
Small-Cap Equity	10,054	—	8,705,754	(8,201,376)	—	514,432
Stock Index	560,332	—	14,062,044	(3,828,230)	(65,461)	10,728,685
Social Choice Equity	194,434	—	3,343,429	(2,618,145)	(1,631)	918,087
Real Estate Securities	497,990	—	2,639,526	(16,697,735)	(1)	(13,560,220)
Bond	33,534	—	2,029,227	(1,403,616)	—	659,145
Money Market	3,113	—	—	—	—	3,113

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies, and the expiration and utilization of capital loss carryovers.

At December 31, 2010, the following Funds had capital loss carryovers, which will expire as follows:

Expiration Date	Growth Equity	Growth & Income	International Equity	Large-Cap Value	Small-Cap Equity
12/31/11	$10,153,999	$5,101,579	$—	$—	$—
12/31/12	3,010,278	—	—	—	—
12/31/13	761,688	—	—	—	—
12/31/16	3,425,349	—	29,128,358	7,244,603	704,705
12/31/17	3,776,802	4,874,906	22,163,893	3,674,447	7,496,671
Total	$21,128,116	$9,976,485	$51,292,251	$10,919,050	$8,201,376

Expiration Date	Stock Index	Social Choice Equity	Real Estate Securities	Bond
12/31/16	$1,222,560	$825,564	$6,967,819	$1,138,017
12/31/17	2,605,670	1,767,944	9,729,916	265,599
12/31/18	—	24,637	—	—
Total	$3,828,230	$2,618,145	$16,697,735	$1,403,616

For the year ended December 31, 2010, the Growth Equity Fund, Growth & Income Fund, International Equity Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Stock Index Fund, Real Estate Securities Fund, and Bond Fund utilized $3,664,635, $3,598,577, $2,674,563, $4,374,778, $5,971,421, $2,570,486, $4,639,296, and

TIAA-CREF Life Funds ■ 2010 Annual Report	105

NOTES TO FINANCIAL STATEMENTS	concluded

$1,813,765, respectively, of their capital loss carryover from prior years. The Growth Equity Fund and Growth & Income Fund had $8,632,497 and $507,024, respectively, of their capital loss carryovers expire on December 31, 2010.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 29, 2010, the unsecured revolving credit facility was $750 million. For the year ended December 31, 2010, there were no borrowings under this credit facility by the Funds.

106	2010 Annual Report ■ TIAA-CREF Life Funds

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of TIAA-CREF Life Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Equity Fund, Growth & Income Fund, International Equity Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Stock Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Bond Fund and Money Market Fund (constituting TIAA-CREF Life Funds, hereafter referred to as the “Funds”) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2011

TIAA-CREF Life Funds ■ 2010 Annual Report	107

TRUSTEES AND OFFICERS (UNAUDITED)

TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2010

Trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990-2005) and Head of Global Product Management (2003-2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003-2005).	68	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation, the Butler Conservation Fund, Inc. and the Elmina B. Sewell Foundation.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990-2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	68	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc.; Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.
Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Trustee	Indefinite term. Trustee since 2005.	President and Chief Executive Officer (since 2000) of Smith Breeden Associates, Inc. (investment adviser).	68	Director, Smith Breeden Associates, Inc. (investment adviser).

108	2010 Annual Report ■ TIAA-CREF Life Funds

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003-2006).	68	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003-2006) and on the faculty (since 1989) of Harvard Law School.	68	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 2001.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997-2006).	68	None
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003-2009); Independent Consultant for Merrill Lynch (2003-2009).	68	Director, Prudential plc; Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; Governors Committee on Scholastic Achievement; William T. Grant Foundation; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

TIAA-CREF Life Funds ■ 2010 Annual Report	109

TRUSTEES AND OFFICERS	continued

TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2010

Trustees—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (since 2008); Mitsui Professor of Economics (since 1996), Head (2006-2008) and Associate Head (1994-2000 and 2001–2006), Economics Department, Massachusetts Institute of Technology (MIT); Program Director, National Bureau of Economic Research (1990-2008).	68	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending June 30, 2012. Trustee since 2001. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	68	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.

110	2010 Annual Report ■ TIAA-CREF Life Funds

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987).	68	Governing Council, Independent Directors Council (mutual fund director organization).

TIAA-CREF Life Funds ■ 2010 Annual Report	111

TRUSTEES AND OFFICERS	continued

TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2010

Officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Marvin W. Adams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/16/57	Executive Vice President	One year term. Executive Vice President since 2010.	Executive Vice President of Shared Services (since 2010) and Technology and Operations (2010) of Teachers Insurance and Annuity Association of America (“TIAA”), Teachers Advisors, Inc. (“Advisors”) and TIAA-CREF Investment Management, LLC (“TCIM”), and Executive Vice President of the TIAA-CREF Funds, CREF, TIAA-CREF Life Funds and TIAA-CREF Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since 2010); President, Fidelity Shared Services, Fidelity Investments (2007-2009); Chief Information Officer and CIO Council Head, Citigroup (2006-2007); Senior Vice President of Corporate Strategy and Chief Information Officer, Ford Motor Company (2000-2006).
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex (since 2009); Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996-2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer, TIAA Separate Account VA-3 and the TIAA-CREF Fund Complex, Vice President, Senior Compliance Officer of Asset Management Compliance of TIAA and Chief Compliance Officer of TCIM (since 2008), Chief Compliance Officer of Advisors (2008); Managing Director/Director of Global Compliance, AIG Global Investment Group (2000-2008).

112	2010 Annual Report ■ TIAA-CREF Life Funds

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2007.	President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007), Executive Vice President (since 1997) of CREF and TIAA Separate Account VA-1, Executive Vice President, Investments, Research, Institute & Strategy (since 2009), Executive Vice President, Head of Asset Management (2006-2009), Executive Vice President and Chief Investment Officer (2005) of TIAA, Director of Advisors (since 2004), President and Chief Executive Officer of TCIM and Advisors and Manager of TCIM (since 2004), Manager of TIAA Realty Capital Management, LLC (2004-2006), Chief Investment Officer of TIAA (2004-2006), Director of TIAA Global Markets, Inc. (2004-2005), Director of TIAA-CREF Life Insurance Company (1997-2006), and Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006-2008).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and

TIAA-CREF Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009), Treasurer of CREF (since 2008), Director of Advisors (since 2008); Chief Financial Officer, Van Kampen Funds
(2005-2006).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Head of Risk Management of TIAA, Executive Vice President of the TIAA-CREF Fund Complex (since 2009), Executive Vice President, Risk Management of Advisors and TCIM (since 2009), Senior Managing Director and Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008-2009), Senior Managing Director, Chief Credit Risk Officer (2004-2008) of TIAA, Director, TIAA-CREF Life Insurance Company (2006-2008), Director, TPIS, Advisors and TCIM (2008), Head of Risk Management of Advisors and TCIM (2005-2006).
William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 2008.	Senior Vice President (since 2010) and Corporate Secretary of TIAA and Vice President and Corporate Secretary of the TIAA-CREF Fund Complex (since 2008); Deputy General Counsel and Corporate Secretary, Bank of America (2005-2008).

TIAA-CREF Life Funds ■ 2010 Annual Report	113

TRUSTEES AND OFFICERS	concluded

TIAA-CREF LIFE FUNDS  ■  DECEMBER 31, 2010

Officers—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One year term. Executive Vice President since 2003.	Executive Vice President, Human Resources (since 2010, 2005-2007) and Executive Vice President of Human Resources and Corporate Services (2007- 2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2003), Director, TIAA-CREF Life Insurance Company (2003-2006).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One year term. Executive Vice President since 2006.	Executive Vice President and Chief Operating Officer (since 2010), Executive Vice President, Product Development and Management (2009-2010), Executive Vice President, Institutional Client Services (2006-2009), and Executive Vice President, Product Management (2005-2006) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2006), Executive Vice President, Institutional Client Services (2006-2008), Director, TCT Holdings, Inc. (since 2007), Executive Vice President, TIAA-CREF Enterprises, Inc., Manager, President and Chief Executive Officer, TIAA-CREF Redwood, LLC (since 2006), Director of Tuition Financing (2006-2009), Senior Vice President, Pension Products (2003-2006).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing and Communications Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Senior Vice President, The Hartford Financial Services Group, Inc. (2008-2010); Executive Vice President and Chief Marketing Officer, BearingPoint (2005-2008).

The Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by telephone at 800 223-1200.

114	2010 Annual Report ■ TIAA-CREF Life Funds

IMPORTANT TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2010, the TIAA-CREF Life Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

Fund	Section 1250 Gains	Long-Term Capital Gains	Total
Growth Equity	$—	$—	$—
Growth & Income	—	—	—
International Equity	—	—	—
Large-Cap Value	—	—	—
Small-Cap Equity	—	—	—
Stock Index	—	—	—
Social Choice Equity	—	—	—
Real Estate Securities	—	—	—
Bond	—	—	—
Money Market	—	—	—

For the fiscal year ended December 31, 2010, the TIAA-CREF Life Funds designate the following percentages (or maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Growth Equity	100.00%
Growth & Income	99.97%
International Equity	0.51%
Large-Cap Value	97.71%
Small-Cap Equity	100.00%
Stock Index	94.76%
Social Choice Equity	99.09%
Real Estate Securities	0.05%

The TIAA-CREF Life International Equity Fund received income from foreign sources during the year ended December 31, 2010 of $1,792,640 ($0.276599 per share), and paid taxes to foreign countries during the year ended December 31, 2010 of $159,964 ($0.024682 per share).

TIAA-CREF Life Funds ■ 2010 Annual Report	115

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HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday-Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411

8 a.m. to 6 p.m. ET, Monday–Friday

FOR THE HEARING- OR

SPEECH-IMPAIRED

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment products are not FDIC insured, are not bank deposits or bank guaranteed, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

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C49793	A10847 (2/11)

Item 2.  Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Life Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)  No response required.

2(c)  During the reporting period, there were no amendments to the code of ethics.

2(d)  During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e)  Not applicable.

2(f)  A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert for the reporting period and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a)  Audit Fees.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $324,200 and $290,000, respectively.

4(b)  Audit Related Fees.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2010 and December 31, 2009, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0; respectively.

4(c)  Tax Fees.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for tax services billed to the Registrant were $108,900 and $105,675, respectively.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d)  All Other Fees.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1)  Preapproval Policy.

The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)  Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2010 and December 31, 2009, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $667,730 and $238,354, respectively.

4(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5.  Audited Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedule of Investments.

(a) TIAA-CREF Life Funds – Schedule of Investments

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.8%
AUTOMOBILES & COMPONENTS -2.7%
26,816		Johnson Controls, Inc	$1,024,371

		TOTAL AUTOMOBILES & COMPONENTS	1,024,371

BANKS - 0.0%
856		Capitol Federal Financial	10,195

		TOTAL BANKS	10,195

CAPITAL GOODS - 12.7%
7,180		Boeing Co	468,567
6,280		Caterpillar, Inc	588,185
3,542		Cummins, Inc	389,655
8,240		Danaher Corp	388,681
16,210		Emerson Electric Co	926,725
2,617		Parker Hannifin Corp	225,847
5,339		Precision Castparts Corp	743,242
5,278		Roper Industries, Inc	403,398
1,975		Schneider Electric S.A.	295,590
4,706		United Technologies Corp	370,456

		TOTAL CAPITAL GOODS	4,800,346

CONSUMER DURABLES & APPAREL - 3.8%
10,645		Burberry Group plc	186,546
3,308		Hasbro, Inc	156,071
6,047		Jarden Corp	186,671
2,291		LVMH Moet Hennessy Louis Vuitton S.A.	376,866
3,918		Nike, Inc (Class B)	334,676
2,839		Phillips-Van Heusen Corp	178,885

		TOTAL CONSUMER DURABLES & APPAREL	1,419,715

CONSUMER SERVICES - 5.1%
3,725		Darden Restaurants, Inc	172,989
8,204	*	Las Vegas Sands Corp	376,974
9,743	*	Orient-Express Hotels Ltd (Class A)	126,562
193,600	*	Sands China Ltd	425,417
2,551		Sotheby’s (Class A)	114,795
14,312		Starbucks Corp	459,844
3,084		Starwood Hotels & Resorts Worldwide, Inc	187,446
1,337		Wyndham Worldwide Corp	40,057

		TOTAL CONSUMER SERVICES	1,904,084

DIVERSIFIED FINANCIALS - 4.2%
2,133		BlackRock, Inc	406,507
13,281		Blackstone Group LP	187,926
7,571		Charles Schwab Corp	129,540
1,228		CME Group, Inc	395,109
2,172		Goldman Sachs Group, Inc	365,244
1,900		Lazard Ltd (Class A)	75,031

		TOTAL DIVERSIFIED FINANCIALS	1,559,357

ENERGY - 8.0%
3,819		Anadarko Petroleum Corp	290,855
5,936		Cenovus Energy, Inc	197,313
4,754	*	Concho Resources, Inc	416,783
7,530		Crescent Point Energy Corp	334,658
11,188		National Oilwell Varco, Inc	752,393
4,296		Occidental Petroleum Corp	421,438
6,888		Schlumberger Ltd	575,148

		TOTAL ENERGY	2,988,588

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.5%
7,840		Costco Wholesale Corp	$566,126

		TOTAL FOOD & STAPLES RETAILING	566,126

FOOD BEVERAGE & TOBACCO - 2.0%
9,506		InBev NV	543,683
3,598		Mead Johnson Nutrition Co	223,976

		TOTAL FOOD BEVERAGE & TOBACCO	767,659

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
4,007	*	Edwards Lifesciences Corp	323,926
13,377	*	Express Scripts, Inc	723,027
2,932	*	Intuitive Surgical, Inc	755,723

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,802,676

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
7,127		Estee Lauder Cos (Class A)	575,149

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	575,149

MATERIALS - 2.2%
4,162		Air Products & Chemicals, Inc	378,534
2,603		Freeport-McMoRan Copper & Gold, Inc (Class B)	312,594
1,270		Walter Energy, Inc	162,357

		TOTAL MATERIALS	853,485

MEDIA - 6.1%
7,205	*	Discovery Communications, Inc (Class A)	300,449
36,839	*	Interpublic Group of Cos, Inc	391,230
8,157		Omnicom Group, Inc	373,591
9,085		Viacom, Inc (Class B)	359,857
23,462		Walt Disney Co	880,059

		TOTAL MEDIA	2,305,186

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
4,934		Allergan, Inc	338,818
18,397	*	Celgene Corp	1,087,999
3,221		Novo Nordisk AS (ADR)	362,588
15,591		Warner Chilcott plc	351,733
16,673	*	Watson Pharmaceuticals, Inc	861,160

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,002,298

RETAILING - 4.0%
5,272	*	Amazon.com, Inc	948,960
2,698	*	Dollar General Corp	82,748
1,195	*	Priceline.com, Inc	477,462

		TOTAL RETAILING	1,509,170

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
8,274		Broadcom Corp (Class A)	360,333
3,724	*	First Solar, Inc	484,641
10,335	*	Micron Technology, Inc	82,887
13,734	*	ON Semiconductor Corp	135,692

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,063,553

SOFTWARE & SERVICES - 17.1%
7,349	*	Autodesk, Inc	280,732
7,541	*	Baidu, Inc (ADR)	727,933
2,985	*	Google, Inc (Class A)	1,773,000
24,591	*	Intuit, Inc	1,212,335
1,681		Mastercard, Inc (Class A)	376,729
7,329	*	Nuance Communications, Inc	133,241
19,037		Oracle Corp	595,858
17,080	*	Red Hat, Inc	779,702

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

1,109	*	Sina Corp	$76,321
23,062	*	Yahoo!, Inc	383,521

		TOTAL SOFTWARE & SERVICES	6,339,372

TECHNOLOGY HARDWARE & EQUIPMENT - 13.1%
5,820	*	Apple, Inc	1,877,299
6,534	*	Finisar Corp	193,994
26,019	*	Juniper Networks, Inc	960,621
10,558	*	NetApp, Inc	580,268
9,360	*	Polycom, Inc	364,853
19,596		Qualcomm, Inc	969,807

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,946,842

TRANSPORTATION - 1.2%
1,944		FedEx Corp	180,811
5,071	*	Swift Transportation Co, Inc	63,438
2,582		United Parcel Service, Inc (Class B)	187,402

		TOTAL TRANSPORTATION	431,651

		TOTAL COMMON STOCKS (Cost $33,188,940)	37,869,823

		TOTAL INVESTMENTS - 100.8% (Cost $33,188,940)	37,869,823

		OTHER ASSETS & LIABILITIES, NET - (0.8)%	$(317,751)

		NET ASSETS - 100.0%	$37,552,072

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1.1%
12,119	*	American Axle & Manufacturing Holdings, Inc	$155,850
4,016		Autoliv, Inc	317,023
3,960	*	BorgWarner, Inc	286,546

		TOTAL AUTOMOBILES & COMPONENTS	759,419

BANKS - 4.1%
1,621		Capitol Federal Financial	19,306
4,077	*	CIT Group, Inc	192,027
3,749	*	First Republic Bank	109,171
27,149		Huntington Bancshares, Inc	186,514
2,439		PNC Financial Services Group, Inc	148,096
23,473		US Bancorp	633,067
53,649		Wells Fargo & Co	1,662,582

		TOTAL BANKS	2,950,763

CAPITAL GOODS - 8.2%
3,463		Ametek, Inc	135,923
4,528		Caterpillar, Inc	424,092
7,529		Dover Corp	440,070
3,959		Eaton Corp	401,878
7,252		Emerson Electric Co	414,597
65,863		General Electric Co	1,204,634
7,025		Goodrich Corp	618,692
3,833		Harsco Corp	108,551
15,811		Honeywell International, Inc	840,513
3,005		Parker Hannifin Corp	259,332
3,383		Precision Castparts Corp	470,947
11,390		Textron, Inc	269,260
2,972		TransDigm Group, Inc	214,014

		TOTAL CAPITAL GOODS	5,802,503

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
5,837	*	Stericycle, Inc	472,330

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	472,330

CONSUMER DURABLES & APPAREL - 2.9%
4,079	*	Deckers Outdoor Corp	325,260
22,264		DR Horton, Inc	265,610
2,480	*	Fossil, Inc	174,790
3,145		Hasbro, Inc	148,381
12,162		Jarden Corp	375,441
18,718		Newell Rubbermaid, Inc	340,293
4,344		Stanley Works	290,483
4,491	*	Tempur-Pedic International, Inc	179,909

		TOTAL CONSUMER DURABLES & APPAREL	2,100,167

CONSUMER SERVICES - 2.1%
1,046	*	Chipotle Mexican Grill, Inc (Class A)	222,442
2,834	*	Las Vegas Sands Corp	130,222
7,659		McDonald’s Corp	587,905
15,531	*	Orient-Express Hotels Ltd (Class A)	201,748
11,645		Starbucks Corp	374,154

		TOTAL CONSUMER SERVICES	1,516,471

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 8.5%
2,040		BlackRock, Inc	$388,783
22,524		Blackstone Group LP	318,715
252,438	*	Citigroup, Inc	1,194,032
1,684		CME Group, Inc	541,827
17,325		Discover Financial Services	321,032
13,373	*	E*Trade Financial Corp	213,968
3,991		Goldman Sachs Group, Inc	671,126
34,426		JPMorgan Chase & Co	1,460,351
6,925		Lazard Ltd (Class A)	273,468
9,319		Moody’s Corp	247,326
18,608		Morgan Stanley	506,324

		TOTAL DIVERSIFIED FINANCIALS	6,136,952

ENERGY - 11.1%
8,316		Anadarko Petroleum Corp	633,347
4,494		Cenovus Energy, Inc	149,381
2,448	*	Concho Resources, Inc	214,616
15,444		El Paso Corp	212,509
37,570		Exxon Mobil Corp	2,747,117
11,213		Halliburton Co	457,827
8,869		Marathon Oil Corp	328,419
4,856		National Oilwell Varco, Inc	326,566
8,093	*	Newfield Exploration Co	583,586
10,236		Occidental Petroleum Corp	1,004,152
2,889		Petroleo Brasileiro S.A. (ADR)	109,320
8,827		Schlumberger Ltd	737,054
22,417	*	Weatherford International Ltd	511,108

		TOTAL ENERGY	8,015,002

FOOD & STAPLES RETAILING - 1.4%
5,739		Costco Wholesale Corp	414,414
7,233		CVS Corp	251,491
5,052	*	United Natural Foods, Inc	185,307
3,615	*	Whole Foods Market, Inc	182,883

		TOTAL FOOD & STAPLES RETAILING	1,034,095

FOOD BEVERAGE & TOBACCO - 5.8%
20,886		Coca-Cola Co	1,373,672
1,979		Diamond Foods, Inc	105,243
4,119		Groupe Danone	258,808
7,319		H.J. Heinz Co	361,998
2,681	*	Hain Celestial Group, Inc	72,548
6,188	*	Hansen Natural Corp	323,509
4,504		InBev NV	257,600
11,105		Kraft Foods, Inc (Class A)	349,919
2,921		Lorillard, Inc	239,697
14,706		Philip Morris International, Inc	860,742

		TOTAL FOOD BEVERAGE & TOBACCO	4,203,736

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
36,674	*	Boston Scientific Corp	277,622
1,985	*	Cerner Corp	188,059
1,730	*	Coventry Health Care, Inc	45,672
3,144	*	Edwards Lifesciences Corp	254,161
10,549	*	Express Scripts, Inc	570,173
14,866	*	Hologic, Inc	279,778
2,912	*	Hospira, Inc	162,169
6,270		McKesson Corp	441,283
17,588		UnitedHealth Group, Inc	635,103

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,854,020

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
2,890		Estee Lauder Cos (Class A)	233,223
5,310		Nu Skin Enterprises, Inc (Class A)	160,681
20,841		Procter & Gamble Co	1,340,702

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,734,606

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

INSURANCE - 2.3%
9,416		ACE Ltd	$586,146
9,992		Allstate Corp	318,545
6,251		Metlife, Inc	277,794
8,514		Prudential Financial, Inc	499,857

		TOTAL INSURANCE	1,682,342

MATERIALS - 3.3%
4,739		Barrick Gold Corp	252,020
5,671		Cytec Industries, Inc	300,903
12,840		Du Pont (E.I.) de Nemours & Co	640,460
4,865		Ecolab, Inc	245,293
3,706		Freeport-McMoRan Copper & Gold, Inc (Class B)	445,054
12,982		Huntsman Corp	202,649
18,398	*	Louisiana-Pacific Corp	174,045
1,106		Walter Energy, Inc	141,391

		TOTAL MATERIALS	2,401,815

MEDIA - 2.6%
6,598		Comcast Corp (Class A)	144,958
1,919	*	Liberty Media Corp - Capital (Series A)	120,053
8,003		Scripps Networks Interactive (Class A)	414,155
13,433		Viacom, Inc (Class B)	532,081
18,360		Walt Disney Co	688,684

		TOTAL MEDIA	1,899,931

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
3,408	*	Amgen, Inc	187,099
3,516		Bayer AG.	259,823
11,081		Biovail Corp	313,481
31,514	*	Biovitrum AB	189,769
24,598		Bristol-Myers Squibb Co	651,355
7,533	*	Celgene Corp	445,501
4,214	*	Genzyme Corp	300,037
11,348	*	Human Genome Sciences, Inc	271,104
1,500	*	Mettler-Toledo International, Inc	226,815
18,476	*	Mylan Laboratories, Inc	390,398
3,512		Novartis AG. (ADR)	207,032
60,328		Pfizer, Inc	1,056,343
7,282	*	Seattle Genetics, Inc	108,866
21,203		Warner Chilcott plc	478,340
12,115	*	Watson Pharmaceuticals, Inc	625,740

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,711,703

RETAILING - 3.8%
2,609	*	Amazon.com, Inc	469,620
3,281	*	ASOS plc	81,437
4,423	*	Bed Bath & Beyond, Inc	217,390
12,381		Foot Locker, Inc	242,915
8,172	*	GameStop Corp (Class A)	186,975
19,445		Home Depot, Inc	681,742
69	*	L’ Occitane International S.A.	191
15,476		Macy’s, Inc	391,543
39,792	*	New Carphone Warehouse plc	245,212
3,621		Tiffany & Co	225,480

		TOTAL RETAILING	2,742,505

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
33,756		ARM Holdings plc	222,778
11,673		Intersil Corp (Class A)	178,247
19,649	*	ON Semiconductor Corp	194,132
15,614	*	Skyworks Solutions, Inc	447,029

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,042,186

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 10.6%
3,482	*	Adobe Systems, Inc	$107,176
4,816	*	Akamai Technologies, Inc	226,593
6,922	*	AOL, Inc	164,121
5,298	*	BMC Software, Inc	249,748
4,429	*	Check Point Software Technologies	204,886
13,105	*	eBay, Inc	364,712
2,392	*	Google, Inc (Class A)	1,420,775
6,313		International Business Machines Corp	926,496
56,038		Microsoft Corp	1,564,580
11,331	*	Monster Worldwide, Inc	267,752
2,078	*	OpenTable, Inc	146,457
24,311		Oracle Corp	760,934
6,137	*	QLIK Technologies, Inc	158,396
2,408	*	RealPage, Inc	74,479
2,102	*	Sina Corp	144,660
23,169	*	Symantec Corp	387,849
6,660	*	Teradata Corp	274,126
4,883	*	VeriFone Holdings, Inc	188,288

		TOTAL SOFTWARE & SERVICES	7,632,028

TECHNOLOGY HARDWARE & EQUIPMENT - 8.9%
6,465	*	Apple, Inc	2,085,350
38,040	*	Cisco Systems, Inc	769,548
27,524	*	EMC Corp	630,300
6,013	*	Finisar Corp	178,526
19,321		Hewlett-Packard Co	813,414
23,572	*	JDS Uniphase Corp	341,323
5,518	*	Polycom, Inc	215,092
15,394		Qualcomm, Inc	761,849
3,570	*	SanDisk Corp	178,000
14,281	*	Seagate Technology, Inc	214,643
22,711		Xerox Corp	261,631

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,449,676

TELECOMMUNICATION SERVICES - 2.6%
78,040		Qwest Communications International, Inc	593,884
35,688		Verizon Communications, Inc	1,276,917

		TOTAL TELECOMMUNICATION SERVICES	1,870,801

TRANSPORTATION - 3.0%
40,714	*	JetBlue Airways Corp	269,120
15,525	*	Swift Transportation Co, Inc	194,218
6,303		Union Pacific Corp	584,036
14,719		United Parcel Service, Inc (Class B)	1,068,305

		TOTAL TRANSPORTATION	2,115,679

UTILITIES - 0.9%
7,947		Constellation Energy Group, Inc	243,417
7,771		PG&E Corp	371,765

		TOTAL UTILITIES	615,182

		TOTAL COMMON STOCKS (Cost $64,292,146)	71,743,912

		TOTAL INVESTMENTS - 99.6% (Cost $64,292,146)	71,743,912
		OTHER ASSETS & LIABILITIES, NET - 0.4%	285,213

		NET ASSETS - 100.0%	$72,029,125

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 102.4%
BELGIUM - 1.3%
25,114		InBev NV	$1,436,361

		TOTAL BELGIUM	1,436,361

CHINA - 8.2%
477,432		Asian Citrus Holdings Ltd	592,122
831,534	*	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	1,878,568
759,000		China South Locomotive and Rolling Stock Corp	997,965
426,021		CNOOC Ltd	1,010,681
2,508,620		Nine Dragons Paper Holdings Ltd	3,543,723
290,000		Zhuzhou CSR Times Electric Co Ltd	1,139,808

		TOTAL CHINA	9,162,867

FINLAND - 2.4%
87,550		Fortum Oyj	2,635,854

		TOTAL FINLAND	2,635,854

FRANCE - 0.6%
17,273	*	Peugeot S.A.	655,757
564		Societe Generale	30,313

		TOTAL FRANCE	686,070

GERMANY - 26.3%
111,037		Bayer AG.	8,205,344
66,414		Henkel KGaA (Preference)	4,129,935
112,748		Lanxess AG.	8,904,309
13,990		Porsche AG.	1,115,334
24,262		Rheinmetall AG.	1,950,790
120,572		ThyssenKrupp AG.	4,992,314

		TOTAL GERMANY	29,298,026

HONG KONG - 7.0%
1,253,041		Li & Fung Ltd	7,270,501
558,000		Trinity Ltd	587,950

		TOTAL HONG KONG	7,858,451

INDIA - 3.3%
155,900		Crompton Greaves Ltd	1,080,649
47,346		HDFC Bank Ltd	2,484,408

		TOTAL INDIA	3,565,057

INDONESIA - 1.6%
749,050		Bank Rakyat Indonesia	872,922
1,230,500		PT Bank Central Asia Tbk	874,051

		TOTAL INDONESIA	1,746,973

ITALY - 0.6%
13,551		Saipem S.p.A.	667,106

		TOTAL ITALY	667,106

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

JAPAN - 9.7%
3,170		Canon, Inc	$164,376
500		Daikin Industries Ltd	17,736
1,872		Denso Corp	64,606
950	*	Fanuc Ltd	145,911
5,303		Kao Corp	142,911
4,380		Komatsu Ltd	132,549
4,643		Mitsubishi Corp	125,697
32,016		Mitsubishi Electric Corp	335,973
174,953		Mitsubishi UFJ Financial Group, Inc	945,983
8,520		Mitsubishi UFJ Lease & Finance Co Ltd	337,904
52,300		Mitsui & Co Ltd	863,829
8,000		Mitsui Trust Holdings, Inc	33,206
84,000		Nippon Electric Glass Co Ltd	1,212,563
950		Nitto Denko Corp	44,756
3,950	*	NOK Corp	82,318
9,053	*	Nomura Holdings, Inc	57,425
148,000	*	NTN Corp	785,663
3,512		ORIX Corp	345,620
80,300		Sanrio Co Ltd	1,882,139
3,850	*	Sony Corp	138,797
10,350		Sumitomo Corp	146,473
14,500		Sumitomo Metal Industries Ltd	35,719
3,200		Sumitomo Metal Mining Co Ltd	55,928
9,053		Sumitomo Mitsui Financial Group, Inc	322,469
3,000		Suruga Bank Ltd	27,934
875		T&D Holdings, Inc	22,201
307,000		Teijin Ltd	1,312,095
32,500		THK Co Ltd	747,352
4,539		Toyo Suisan Kaisha Ltd	101,022
25,400		Ushio, Inc	484,286

		TOTAL JAPAN	11,115,441

MACAU - 3.5%
1,773,609	*	Sands China Ltd	3,897,340

		TOTAL MACAU	3,897,340

NETHERLANDS - 0.1%
2,440		Royal Dutch Shell plc (A Shares)	81,353

		TOTAL NETHERLANDS	81,353

SWEDEN - 7.7%
92,233		Alfa Laval AB	1,943,220
138,218		Assa Abloy AB (Class B)	3,894,391
93,953		SKF AB (B Shares)	2,676,529

		TOTAL SWEDEN	8,514,140

SWITZERLAND - 15.1%
90,349		Adecco S.A.	5,918,584
4,653		Burckhardt Compression Holding AG.	1,288,906
10,493		Credit Suisse Group	422,750
3,772		Givaudan S.A.	4,070,533
7,886		Phonak Holding AG.	1,018,011
36,399		Tecan Group AG.	3,036,494
70,264	*	UBS AG. (Switzerland)	1,153,532

		TOTAL SWITZERLAND	16,908,810

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

UNITED KINGDOM - 15.0%
640,793	ICAP plc	$5,344,970
92,772	Imperial Tobacco Group plc	2,846,530
56,415	Reckitt Benckiser Group plc	3,100,470
239,241	Smiths Group plc	4,643,856
47,867	Tullow Oil plc	941,077

	TOTAL UNITED KINGDOM	16,876,903

	TOTAL COMMON STOCKS (Cost $97,320,439)	114,450,752

	TOTAL INVESTMENTS - 102.4% (Cost $97,320,439)	114,450,752
	OTHER ASSETS & LIABILITIES, NET - (2.4)%	(2,719,117)

	NET ASSETS - 100.0%	$111,731,635

*	Non-income producing.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUE BY SECTOR

December 31, 2010

SECTOR	VALUE	% OF NET ASSETS

INDUSTRIALS	$31,198,735	27.9%
MATERIALS	22,959,377	20.5
CONSUMER DISCRETIONARY	15,694,742	14.0
FINANCIALS	13,275,687	11.9
CONSUMER STAPLES	12,349,351	11.1
HEALTH CARE	12,259,849	11.0
ENERGY	2,700,218	2.4
UTILITIES	2,635,854	2.4
INFORMATION TECHNOLOGY	1,376,939	1.2
OTHER ASSETS & LIABILITIES, NET	(2,719,117)	(2.4)

NET ASSETS	$111,731,635	100.0%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 1.1%
42,030	*	American Axle & Manufacturing Holdings, Inc	$540,506
4,533	*	General Motors Co	167,086

		TOTAL AUTOMOBILES & COMPONENTS	707,592

BANKS - 6.3%
1,436		Capitol Federal Financial	17,103
18,473	*	First Horizon National Corp	217,614
69,808		Huntington Bancshares, Inc	479,581
5,193	*	MGIC Investment Corp	52,916
4,917		PNC Financial Services Group, Inc	298,560
11,429		TCF Financial Corp	169,263
30,155		US Bancorp	813,280
64,627		Wells Fargo & Co	2,002,792

		TOTAL BANKS	4,051,109

CAPITAL GOODS - 7.9%
6,870		Boeing Co	448,336
17,803		CAE, Inc	206,087
10,164		Danaher Corp	479,435
66,649		General Electric Co	1,219,010
1,592		Goodrich Corp	140,207
9,955		Harsco Corp	281,926
8,613		Honeywell International, Inc	457,868
4,631	*	Jacobs Engineering Group, Inc	212,331
2,853		L-3 Communications Holdings, Inc	201,108
35,214		Masco Corp	445,809
4,469		SPX Corp	319,489
11,494		Textron, Inc	271,718
22,241	*	USG Corp	374,316

		TOTAL CAPITAL GOODS	5,057,640

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
10,373	*	Accor Services	245,555
7,264		Waste Connections, Inc	199,978

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	445,533

CONSUMER DURABLES & APPAREL - 1.8%
9,983		Jarden Corp	308,175
8,085		Newell Rubbermaid, Inc	146,985
93,941	*	Pulte Homes, Inc	706,437

		TOTAL CONSUMER DURABLES & APPAREL	1,161,597

CONSUMER SERVICES - 1.5%
30,617	*	Orient-Express Hotels Ltd (Class A)	397,715
4,699	*	Penn National Gaming, Inc	165,170
3,359		Sotheby’s (Class A)	151,155
2,850	*	WMS Industries, Inc	128,934
78,000		Wynn Macau Ltd	174,609

		TOTAL CONSUMER SERVICES	1,017,583

DIVERSIFIED FINANCIALS - 10.8%
19,847		AMMB Holdings BHD	45,249
111,301		Bank of America Corp	1,484,755
5,850		Bank of New York Mellon Corp	176,670
1,074		BlackRock, Inc	204,683
27,294		Blackstone Group LP	386,210
234,481	*	Citigroup, Inc	1,109,095

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

492		CME Group, Inc	$158,301
11,240		Discover Financial Services	208,277
14,810	*	E*Trade Financial Corp	236,960
4,587		Goldman Sachs Group, Inc	771,349
24,533		JPMorgan Chase & Co	1,040,690
9,434		Legg Mason, Inc	342,171
13,332		Morgan Stanley	362,764
4,940		State Street Corp	228,920
5,681		Utilities Select Sector SPDR F	178,043

		TOTAL DIVERSIFIED FINANCIALS	6,934,137

ENERGY - 11.5%
6,751		Anadarko Petroleum Corp	514,156
4,067		Apache Corp	484,908
9,866		Baker Hughes, Inc	564,039
3,072		Cabot Oil & Gas Corp	116,275
6,964		Cenovus Energy, Inc	231,483
885		Chesapeake Energy Corp	22,930
11,666		Chevron Corp	1,064,524
18,241	*	Cobalt International Energy, Inc	222,723
2,490	*	Concho Resources, Inc	218,298
6,303	*,g,m	Crescent Point Energy Corp 144A	280,126
5,016	*	Denbury Resources, Inc	95,755
1,550	*	Devon Energy Corp	121,691
12,232		El Paso Corp	168,312
6,149		Ensco International plc (ADR)	328,234
1,936		Exxon Mobil Corp	141,560
14,314		Marathon Oil Corp	530,048
9,027		Occidental Petroleum Corp	885,550
4,476		Petroleo Brasileiro S.A. (ADR)	169,372
1,979		Questar Market Resources, Inc	71,857
127		Southern Union Co	3,057
361		Spectra Energy Corp	9,021
38,695	*	Weatherford International Ltd	882,246
6,631	*	Western Refining, Inc	70,156
7,536		Williams Cos, Inc	186,290

		TOTAL ENERGY	7,382,611

FOOD & STAPLES RETAILING - 1.0%
9,009		CVS Corp	313,243
6,175		Wal-Mart Stores, Inc	333,018

		TOTAL FOOD & STAPLES RETAILING	646,261

FOOD BEVERAGE & TOBACCO - 4.4%
6,008		Altria Group, Inc	147,917
3,531		Coca-Cola Co	232,234
19,710	*	Dean Foods Co	174,236
29,446		Kraft Foods, Inc (Class A)	927,844
1,384		Lorillard, Inc	113,571
19,064		PepsiCo, Inc	1,245,451

		TOTAL FOOD BEVERAGE & TOBACCO	2,841,253

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
112,739	*	Boston Scientific Corp	853,434
20,817	*	Hologic, Inc	391,776
10,601		McKesson Corp	746,098
32,737		UnitedHealth Group, Inc	1,182,133

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,173,441

HOUSEHOLD & PERSONAL PRODUCTS - 3.2%
1,514		Clorox Co	95,806
30,052		Procter & Gamble Co	1,933,245

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,029,051

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

INSURANCE - 5.1%
6,755		ACE Ltd	$420,499
42	*	Aegon NV	257
8,707		Allstate Corp	277,579
5,355		Axis Capital Holdings Ltd	192,137
4,313		Chubb Corp	257,227
10,496	*	Genworth Financial, Inc (Class A)	137,917
5,969		Lincoln National Corp	165,998
2,239		Max Capital Group Ltd	48,452
15,573		Metlife, Inc	692,064
2,110		PartnerRe Ltd	169,539
12,683		Prudential Financial, Inc	744,620
2,427		RenaissanceRe Holdings Ltd	154,576
768		Transatlantic Holdings, Inc	39,644

		TOTAL INSURANCE	3,300,509

MATERIALS - 3.6%
3,363		Ashland, Inc	171,042
7,274		Dow Chemical Co	248,335
2,600		Du Pont (E.I.) de Nemours & Co	129,688
9,922	*	Ferro Corp	145,258
9,981	*	Georgia Gulf Corp	240,143
2,213		Schnitzer Steel Industries, Inc (Class A)	146,921
8,076	*	Smurfit-Stone Container Enterprises, Inc	206,746
10,742		Sonoco Products Co	361,683
4,248		Walter Energy, Inc	543,064
4,332	*	WR Grace & Co	152,183

		TOTAL MATERIALS	2,345,063

MEDIA - 3.0%
20,348		Comcast Corp (Class A)	447,046
4,077		DISH Network Corp (Class A)	80,154
2,822	*	Liberty Media Corp - Starz	187,607
12,929		News Corp (Class A)	188,246
5,794		Viacom, Inc (Class B)	229,500
21,020		Walt Disney Co	788,460

		TOTAL MEDIA	1,921,013

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
19	*	Affymax, Inc	126
3,009	*	Amgen, Inc	165,194
48,333	*	Biovitrum AB	291,049
15,638		Johnson & Johnson	967,210
3,959		Lonza Group AG.	317,355
16,575		Merck & Co, Inc	597,363
11,639	*	Mylan Laboratories, Inc	245,932
89,488		Pfizer, Inc	1,566,936
11,229	*	Vanda Pharmaceuticals, Inc	106,226
17,863		Warner Chilcott plc	402,989
13,371	*	Watson Pharmaceuticals, Inc	690,612

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,350,992

REAL ESTATE - 1.8%
351		Boston Properties, Inc	30,221
44,414		Chimera Investment Corp	182,542
4,219	b	General Growth Properties, Inc	65,310
16,581		Kimco Realty Corp	299,121
1,130		Plum Creek Timber Co, Inc	42,319
2,512		Rayonier, Inc	131,930
700		Regency Centers Corp	29,568
322		Simon Property Group, Inc	32,036
2,393		SL Green Realty Corp	161,551
6,069		Starwood Property Trust, Inc	130,362
50,735	*	Unitech Corporate Parks plc	24,324
704		Vornado Realty Trust	58,664

		TOTAL REAL ESTATE	1,187,948

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

RETAILING - 1.0%
22,320		Lowe’s Cos, Inc	$559,785
6,484	*	Talbots, Inc	55,244

		TOTAL RETAILING	615,029

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
597	*	Inphi Corp	11,994
14,660		Intel Corp	308,300
26,386	*	Micron Technology, Inc	211,616
31,109	*	RF Micro Devices, Inc	228,651
504,266		Solomon Systech International Ltd	28,545
8,081	*	Spansion, Inc	167,277
9,324	*	Verigy Ltd	121,398

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,077,781

SOFTWARE & SERVICES - 5.7%
3,650	*	Alliance Data Systems Corp	259,259
32,672	*	AOL, Inc	774,654
10,142	*	Autonomy Corp plc	237,976
14,178		CA, Inc	346,510
3,756		DST Systems, Inc	166,579
20,969	*	eBay, Inc	583,567
226	*	Fortinet, Inc	7,311
2,752		Global Payments, Inc	127,170
6,356	*	GSI Commerce, Inc	147,459
17,412		Microsoft Corp	486,144
1,931		Playtech Ltd	12,765
30,191	*	Yahoo!, Inc	502,076

		TOTAL SOFTWARE & SERVICES	3,651,470

TECHNOLOGY HARDWARE & EQUIPMENT - 2.8%
13,908	*	AU Optronics Corp (ADR)	144,922
3,963	*	Ciena Corp	83,421
4,820		Corning, Inc	93,122
5,473	*	JDS Uniphase Corp	79,249
23,699	*	Motorola, Inc	214,950
47		Qualcomm, Inc	2,326
26,196	*	Seagate Technology, Inc	393,726
18,031	*	Smart Technologies, Inc (Class A)	170,213
2,989	*	Western Digital Corp	101,327
46,343		Xerox Corp	533,871

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,817,127

TELECOMMUNICATION SERVICES - 5.3%
40,713		AT&T, Inc	1,196,148
7,173		Frontier Communications Corp	69,793
39,724		Qwest Communications International, Inc	302,300
5,800		Softbank Corp	200,810
107,309	*	Sprint Nextel Corp	453,918
33,442		Verizon Communications, Inc	1,196,555

		TOTAL TELECOMMUNICATION SERVICES	3,419,524

TRANSPORTATION - 1.2%
4,898		Con-way, Inc	179,120
17,938	*	Swift Transportation Co, Inc	224,404
18,000		UTI Worldwide, Inc	381,600

		TOTAL TRANSPORTATION	785,124

UTILITIES - 5.0%
3,900		American Electric Power Co, Inc	140,322
19,170		Centerpoint Energy, Inc	301,352
6,462		Constellation Energy Group, Inc	197,931
777		Entergy Corp	55,035
3,618		Exelon Corp	150,654
8,934		FirstEnergy Corp	330,736

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

4,326		NextEra Energy, Inc	$224,909
9,624		NV Energy, Inc	135,217
5,426		PG&E Corp	259,580
22,396		Public Service Enterprise Group, Inc	712,417
1,979		Questar Corp	34,454
137,062	*	RRI Energy, Inc	522,206
1,473		Sempra Energy	77,303
2,161		Xcel Energy, Inc	50,892

		TOTAL UTILITIES	3,193,008

		TOTAL COMMON STOCKS (Cost $59,691,586)	64,112,396

		TOTAL INVESTMENTS - 99.7% (Cost $59,691,586)	64,112,396
		OTHER ASSETS & LIABILITIES, NET - 0.3%	164,888

		NET ASSETS - 100.0%	$64,277,284

Abbreviation(s):

ADR American Depositary Receipt

SPDR Standard & Poor’s Depository Receipts

*	Non-income producing.

b	In bankruptcy.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/10, the value of these securities amounted to $280,126 or 0.44% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2010

PRINCIPAL			RATE	MATURITY	VALUE

CORPORATE BONDS - 0.0%
Diversified Financial Services - 0.0%
$3200	j	GAMCO Investors, Inc	0.000%	12/31/15	$—

		TOTAL Diversified Financial Services			—

		TOTAL CORPORATE BONDS (Cost $3,200)			—

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 1.7%
22,053	*	American Axle & Manufacturing Holdings, Inc	283,602
2,061		Cooper Tire & Rubber Co	48,598
15,819	*	Dana Holding Corp	272,245
19,041	*	Exide Technologies	179,176
3,382		Standard Motor Products, Inc	46,333
3,326		Superior Industries International, Inc	70,578
4,299	*	Tenneco, Inc	176,947
429	*	Tower International, Inc	7,589

		TOTAL AUTOMOBILES & COMPONENTS	1,085,068

BANKS - 6.3%
1,090		1st Source Corp	22,062
1,720		Berkshire Hills Bancorp, Inc	38,012
6,484		Brookline Bancorp, Inc	70,351
1,880		Cathay General Bancorp	31,396
580		Century Bancorp, Inc	15,538
900		City Holding Co	32,607
2,747		Columbia Banking System, Inc	57,852
2,042		Community Bank System, Inc	56,706
4,144		CVB Financial Corp	35,928
2,030		Danvers Bancorp, Inc	35,870
3,160		Dime Community Bancshares	46,104
747	*	Doral Financial Corp	1,031
7,872		East West Bancorp, Inc	153,898
1,110	*	First Defiance Financial Corp	13,209
9,615		First Financial Bancorp	177,685
442		First Financial Bankshares, Inc	22,622
1,500		First Interstate Bancsystem, Inc	22,860
670		First Merchants Corp	5,936
11,831		FirstMerit Corp	234,135
13,360		FNB Corp	131,195
1,378		Hancock Holding Co	48,037
900		IBERIABANK Corp	53,217
612		Independent Bank Corp	16,555
6,143		International Bancshares Corp	123,044
1,710		Lakeland Bancorp, Inc	18,759
1,723		MainSource Financial Group, Inc	17,936
1,960		MB Financial, Inc	33,947
4,643		National Penn Bancshares, Inc	37,283
2,492		NBT Bancorp, Inc	60,182
10,282		NewAlliance Bancshares, Inc	154,024
13,971		Northwest Bancshares, Inc	164,299
200	*	Pinnacle Financial Partners, Inc	2,716

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,332		Prosperity Bancshares, Inc	$170,161
13,488		Provident Financial Services, Inc	204,074
13,929		Radian Group, Inc	112,407
1,021		Republic Bancorp, Inc (Class A)	24,249
741		SCBT Financial Corp	24,268
1,079	*	Signature Bank	53,950
1,780		Simmons First National Corp (Class A)	50,730
1,901		Southwest Bancorp, Inc	23,572
1,517		Sterling Bancorp	15,883
3,060	*	Sun Bancorp, Inc	14,198
15,031		Susquehanna Bancshares, Inc	145,500
6,324	*	SVB Financial Group	335,488
1,730	*	The Bancorp, Inc	17,594
1,310		Trico Bancshares	21,157
1,000		Trustmark Corp	24,840
4,915		UMB Financial Corp	203,579
3,170		Umpqua Holdings Corp	38,611
610		Union Bankshares Corp	9,016
8,279	*	United Community Banks, Inc	16,144
2,392		United Financial Bancorp, Inc	36,526
910		WesBanco, Inc	17,254
6,216	*	Western Alliance Bancorp	45,750
7,263		Whitney Holding Corp	102,771
3,645		Wilshire Bancorp, Inc	27,775
6,235		Wintrust Financial Corp	205,942

		TOTAL BANKS	3,876,435

CAPITAL GOODS - 9.6%
5,580		A.O. Smith Corp	212,486
1,980		Alamo Group, Inc	55,084
3,820	*	Altra Holdings, Inc	75,865
880	*	American Railcar Industries, Inc	19,474
753		American Science & Engineering, Inc	64,178
1,300		Ameron International Corp	99,281
2,136		Ampco-Pittsburgh Corp	59,915
4,720		Apogee Enterprises, Inc	63,578
8,767		Applied Industrial Technologies, Inc	284,752
9,493	*	Blount International, Inc	149,610
7,273		Briggs & Stratton Corp	143,205
3,300	*	Ceradyne, Inc	104,049
750	*	Chart Industries, Inc	25,335
2,448	*	Columbus McKinnon Corp	49,743
4,784		Cubic Corp	225,566
5,668		Curtiss-Wright Corp	188,178
1,772		Ducommun, Inc	38,594
2,000	*	DXP Enterprises, Inc	48,000
5,475	*	Dycom Industries, Inc	80,756
10,410	*	EMCOR Group, Inc	301,683
5,000	*	EnerSys	160,601
5,672	*	EnPro Industries, Inc	235,728
20,464	*	Force Protection, Inc	112,757
4,083		Franklin Electric Co, Inc	158,910
31,299	*	GenCorp, Inc	161,816
4,435	*	GrafTech International Ltd	87,990
767		Graham Corp	15,340
15,693		Great Lakes Dredge & Dock Corp	115,657
5,369		Heico Corp	273,979
2,573	*	Kadant, Inc	60,646
2,256		Kaman Corp	65,582
1,800		Kaydon Corp	73,296
2,110	*	Layne Christensen Co	72,626
1,470	*	LB Foster Co (Class A)	60,182
1,520		Lindsay Manufacturing Co	90,334
3	*	Michael Baker Corp	93
5,568		Mueller Industries, Inc	182,074

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,191		Nacco Industries, Inc (Class A)	$237,439
222		Nordson Corp	20,397
1,800	*	Polypore International, Inc	73,314
2,760	*	Powell Industries, Inc	90,749
13,183		Quanex Building Products Corp	250,082
52		Seaboard Corp	103,532
2,000		Snap-On, Inc	113,160
2,589	*	Sterling Construction Co, Inc	33,761
4,067		Tennant Co	156,213
4,386		Titan International, Inc	85,702
2,800	*	Titan Machinery, Inc	54,040
9,035	*	United Rentals, Inc	205,546
1,980		Watts Water Technologies, Inc (Class A)	72,448
2,500		Woodward Governor Co	93,900

		TOTAL CAPITAL GOODS	5,807,226

COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
1,807	*	Acacia Research (Acacia Technologies)	46,874
6,486		Administaff, Inc	190,039
10,157		Brink’s Co	273,020
3,470	*	Consolidated Graphics, Inc	168,052
229	*	CoStar Group, Inc	13,181
1,694	*	Exponent, Inc	63,576
262	*	Heritage-Crystal Clean, Inc	2,615
3,931	*	SYKES Enterprises, Inc	79,642
7,266	*	Tetra Tech, Inc	182,086
9,733	*	TrueBlue, Inc	175,097
2,633		Viad Corp	67,063
835		VSE Corp	27,572

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,288,817

CONSUMER DURABLES & APPAREL - 4.4%
5,291		American Greetings Corp (Class A)	117,249
2,100	*	Arctic Cat, Inc	30,744
10,300	*	Beazer Homes USA, Inc	55,517
1,946		Blyth, Inc	67,098
8,633		Brunswick Corp	161,782
343	*	Carter’s, Inc	10,122
7,967	*	CROCS, Inc	136,395
3,224	*	Deckers Outdoor Corp	257,083
29,590	*	Eastman Kodak Co	158,602
4,457	*	iRobot Corp	110,890
4,597	*	Jakks Pacific, Inc	83,757
3,607	*	Kenneth Cole Productions, Inc (Class A)	45,051
19,000	*	Liz Claiborne, Inc	136,040
3,881		Oxford Industries, Inc	99,392
3,490		Polaris Industries, Inc	272,291
11,300	*	Quiksilver, Inc	57,291
5,991		Ryland Group, Inc	102,027
54,331	*	Standard-Pacific Corp	249,922
825	*	Steven Madden Ltd	34,419
441		Sturm Ruger & Co, Inc	6,743
7,136	*	Timberland Co (Class A)	175,474
1,200	*	Universal Electronics, Inc	34,044
4,199	*	Warnaco Group, Inc	231,239

		TOTAL CONSUMER DURABLES & APPAREL	2,633,172

CONSUMER SERVICES - 3.4%
3,379	*	American Public Education, Inc	125,834
2,700	*	Buffalo Wild Wings, Inc	118,395
5,657	*	California Pizza Kitchen, Inc	97,753
2,045	*	Capella Education Co	136,156
2,170		CBRL Group, Inc	118,851
3,078	*	CEC Entertainment, Inc	119,519
6,936	*	Cheesecake Factory	212,658

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

452		CPI Corp	$10,193
9,235	*	Denny’s Corp	33,061
5,019	*	Domino’s Pizza, Inc	80,053
1,333	*	O’Charleys, Inc	9,598
2,260	*	Papa John’s International, Inc	62,602
4,828		PF Chang’s China Bistro, Inc	233,964
1,244	*	Pre-Paid Legal Services, Inc	74,951
5,089		Regis Corp	84,477
7,300		Sotheby’s (Class A)	328,500
8,315		Universal Technical Institute, Inc	183,096

		TOTAL CONSUMER SERVICES	2,029,661

DIVERSIFIED FINANCIALS - 2.8%
6,495		Advance America Cash Advance Centers, Inc	36,632
32,300	*	American Capital Ltd	244,189
10,420		BGC Partners, Inc (Class A)	86,590
22,593	*	Broadpoint Securities Group, Inc	53,545
3,924		Calamos Asset Management, Inc (Class A)	54,936
4,646	*	Cardtronics, Inc	82,234
5,121		Cash America International, Inc	189,118
200	*,b	DVI, Inc	0
5,439	*	E*Trade Financial Corp	87,024
4,558		Evercore Partners, Inc (Class A)	154,972
1,000		GAMCO Investors, Inc (Class A)	48,010
1,517		Kayne Anderson Energy Development Co	27,321
6,800		MCG Capital Corp	47,396
4,978		Nelnet, Inc (Class A)	117,929
11,185	*	PHH Corp	258,933
4,427	*	Piper Jaffray Cos	154,989
400	*	Portfolio Recovery Associates, Inc	30,080
541		Qc Holdings, Inc	2,023
520	*	World Acceptance Corp	27,456

		TOTAL DIVERSIFIED FINANCIALS	1,703,377

ENERGY - 6.8%
8,876	*	Basic Energy Services, Inc	146,276
3,889		Berry Petroleum Co (Class A)	169,949
5,744	*	Bristow Group, Inc	271,978
5,900	*	Cheniere Energy, Inc	32,568
973	*	Clayton Williams Energy, Inc	81,703
11,967	*	Cloud Peak Energy, Inc	277,992
11,494	*	Complete Production Services, Inc	339,649
2,468	*	Contango Oil & Gas Co	142,971
2,263	*	Dawson Geophysical Co	72,190
9,001	*	Energy XXI Bermuda Ltd	249,058
2,589	*	Goodrich Petroleum Corp	45,670
3,439		Gulf Island Fabrication, Inc	96,911
2,270	*	Gulfport Energy Corp	49,146
31,897	*	Hercules Offshore, Inc	110,364
6,355	*	McMoRan Exploration Co	108,925
7,402	*	Oasis Petroleum, Inc	200,742
15,038	*	Pacific Asia Petroleum, Inc	29,926
6,483	*	Patriot Coal Corp	125,576
1,724	*	Petroleum Development Corp	72,770
23,918	*	Petroquest Energy, Inc	180,103
13,329	*	Pioneer Drilling Co	117,428
9,512		RPC, Inc	172,357
8,356	*	Stone Energy Corp	186,255
6,725	*	Tetra Technologies, Inc	79,826
6,700	*	USEC, Inc	40,334
14,807		W&T Offshore, Inc	264,600
16,700	*	Western Refining, Inc	176,686
632	*	Westmoreland Coal Co	7,546
6,624		World Fuel Services Corp	239,524

		TOTAL ENERGY	4,089,023

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 0.9%
5,403		Andersons, Inc	$196,399
664		Casey’s General Stores, Inc	28,227
6,707	*	Pantry, Inc	133,201
510		Village Super Market (Class A)	16,830
2,318		Weis Markets, Inc	93,485

		TOTAL FOOD & STAPLES RETAILING	468,142

FOOD BEVERAGE & TOBACCO - 0.9%
10,591	*	Alliance One International, Inc	44,906
3,380	*	Chiquita Brands International, Inc	47,388
432		Coca-Cola Bottling Co Consolidated	24,011
3,866	*	Darling International, Inc	51,340
5,300	*	Dole Food Co, Inc	71,603
1,664		J&J Snack Foods Corp	80,271
730		National Beverage Corp	9,592
4,800	*	Pilgrim’s Pride Corp	34,032
3,930		Sanderson Farms, Inc	153,860

		TOTAL FOOD BEVERAGE & TOBACCO	517,003

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
8,048	*	Align Technology, Inc	157,258
2,997	*	Almost Family, Inc	115,145
3,608	*	Amedisys, Inc	120,868
5,159	*	American Medical Systems Holdings, Inc	97,299
2,021	*	AMERIGROUP Corp	88,762
5,139		Cantel Medical Corp	120,253
5,754	*	Catalyst Health Solutions, Inc	267,503
11,989	*	Continucare Corp	56,109
429	*	Cynosure, Inc (Class A)	4,389
3,478	*	DynaVox, Inc	17,842
2,400	*	Genoptix, Inc	45,648
3,667	*	Hanger Orthopedic Group, Inc	77,704
1,969	*	ICU Medical, Inc	71,869
6,191	*	Immucor, Inc	122,768
7,353		Invacare Corp	221,766
400	*	IRIS International, Inc	4,092
2,463	*	Kensey Nash Corp	68,545
9,882	*	Kindred Healthcare, Inc	181,532
2,329	*	Magellan Health Services, Inc	110,115
8,485	*	Medidata Solutions, Inc	202,622
6,505	*	Molina Healthcare, Inc	181,164
3,145	*	NxStage Medical, Inc	78,248
5,400	*	Omnicell, Inc	78,030
909	*	Orthofix International NV	26,361
9,573		Owens & Minor, Inc	281,734
9,584	*	PharMerica Corp	109,737
1,917	*	Providence Service Corp	30,806
5,344	*	Sirona Dental Systems, Inc	223,271
3,719	*	Skilled Healthcare Group, Inc (Class A)	33,397
2,984	*	SonoSite, Inc	94,294
3,978		STERIS Corp	145,038
1,243	*	Synovis Life Technologies, Inc	20,025
2,391	*	Triple-S Management Corp (Class B)	45,620
6,975		Universal American Financial Corp	142,639
5,175	*	Wright Medical Group, Inc	80,368

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,722,821

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
4,208	*	Central Garden and Pet Co (Class A)	41,575
1,761		Inter Parfums, Inc	33,195
3,285	*	Medifast, Inc	94,871
9,054		Nu Skin Enterprises, Inc (Class A)	273,974
7,618	*	Prestige Brands Holdings, Inc	91,035
4,320	*	Revlon, Inc (Class A)	42,509
1,387	*	USANA Health Sciences, Inc	60,265

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	637,424

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

INSURANCE - 3.6%
985		American Equity Investment Life Holding Co	$12,362
2,087	*	American Safety Insurance Holdings Ltd	44,620
2,879		Amtrust Financial Services, Inc	50,383
1,627		Argo Group International Holdings Ltd	60,931
436	*	CNA Surety Corp	10,324
43,189	*	Conseco, Inc	292,821
6,040	*	Crawford & Co (Class B)	20,536
5,042		FBL Financial Group, Inc (Class A)	144,554
12,057		First American Financial Corp	180,132
9,196		Flagstone Reinsurance Holdings Ltd	115,870
2,960	*	Hallmark Financial Services	26,936
13,180		Horace Mann Educators Corp	237,767
3,916		Maiden Holdings Ltd	30,780
6,014		Max Capital Group Ltd	130,143
7,825		Meadowbrook Insurance Group, Inc	80,206
12,997		Montpelier Re Holdings Ltd	259,160
7,558	*	National Financial Partners Corp	101,277
7,028		Platinum Underwriters Holdings Ltd	316,049
3,946		Selective Insurance Group, Inc	71,620

		TOTAL INSURANCE	2,186,471

MATERIALS - 5.5%
2,912		A. Schulman, Inc	66,656
2,100		Arch Chemicals, Inc	79,653
4,395	*	Brush Engineered Materials, Inc	169,823
1,612	*	Clearwater Paper Corp	126,220
9,300	*	Coeur d’Alene Mines Corp	254,075
257	*	Contango ORE, Inc	2,699
2,950		Domtar Corporation	223,964
2,700	*	Georgia Gulf Corp	64,962
12,910	*	Golden Star Resources Ltd	59,257
15,353	*	Hecla Mining Co	172,875
3,674		Kaiser Aluminum Corp	184,030
4,516		Minerals Technologies, Inc	295,392
1,000		NewMarket Corp	123,370
2,593	*	Noranda Aluminium Holding Corp	37,858
4,946	*	OM Group, Inc	190,470
13,824	*	Omnova Solutions, Inc	115,569
9,058	*	PolyOne Corp	113,134
4,439	*	Rockwood Holdings, Inc	173,654
5,300	*	Senomyx, Inc	37,789
1,652		Stepan Co	125,998
3,568	*	Thompson Creek Metals Co, Inc	52,521
2,887		Wausau Paper Corp	24,857
5,100		Westlake Chemical Corp	221,697
5,100		Worthington Industries, Inc	93,840
9,010	*	WR Grace & Co	316,521

		TOTAL MATERIALS	3,326,884

MEDIA - 0.7%
2,800	*	AH Belo Corp (Class A)	24,360
750	*	Carmike Cinemas, Inc	5,790
2,501	*	Global Sources Ltd	23,810
4,000		Harte-Hanks, Inc	51,080
11,083	*	Journal Communications, Inc (Class A)	55,969
5,078		Scholastic Corp	150,004
898	*	Valassis Communications, Inc	29,050
5,793		World Wrestling Entertainment, Inc (Class A)	82,492

		TOTAL MEDIA	422,555

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.3%
1,552	*	Acorda Therapeutics, Inc	42,308
13,980	*	Affymetrix, Inc	70,319
2,400	*	Alkermes, Inc	29,472
1,800	*	AMAG Pharmaceuticals, Inc	32,580

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

243	*	Ardea Biosciences, Inc	$6,318
8,568	*	Ariad Pharmaceuticals, Inc	43,697
9,275	*	Arqule, Inc	54,444
4,000	*	Array Biopharma, Inc	11,960
6,533	*	AVANIR Pharmaceuticals, Inc	26,655
6,129	*	Bruker BioSciences Corp	101,741
5,634	*	Caliper Life Sciences, Inc	35,720
4,700	*	Celera Corp	29,610
1,920	*	Cornerstone Therapeutics, Inc	11,117
8,202	*	Cubist Pharmaceuticals, Inc	175,522
10,426	*	Depomed, Inc	66,309
5,191	*	Emergent Biosolutions, Inc	121,781
4,800	*	Enzon Pharmaceuticals, Inc	58,416
22,450	*	Exelixis, Inc	184,314
1,089	*	Impax Laboratories, Inc	21,900
15,100	*	Incyte Corp	250,055
6,823	*	Inspire Pharmaceuticals, Inc	57,313
907	*	ISTA Pharmaceuticals, Inc	4,653
1,100	*	Martek Biosciences Corp	34,430
8,920	*	Medicines Co	126,040
1,632		Medicis Pharmaceutical Corp (Class A)	43,721
7,246	*	Medivation, Inc	109,922
8,353	*	Nektar Therapeutics	107,336
12,387	*	Neurocrine Biosciences, Inc	94,637
1,800	*	Novacea, Inc	13,320
7,534	*	NPS Pharmaceuticals, Inc	59,519
1,948	*	Obagi Medical Products, Inc	22,499
861	*	Onyx Pharmaceuticals, Inc	31,745
1,787	*	Osiris Therapeutics, Inc	13,921
7,065	*	Par Pharmaceutical Cos, Inc	272,073
6,107	*	Questcor Pharmaceuticals, Inc	89,956
1,110	*	Salix Pharmaceuticals Ltd	52,126
13,390	*	Santarus, Inc	43,785
5,610	*	Sciclone Pharmaceuticals, Inc	23,450
8,943	*	Seattle Genetics, Inc	133,698
2,900	*	Spectrum Pharmaceuticals, Inc	19,923
6,340	*	SuperGen, Inc	16,611
3,310	*	Targacept, Inc	87,715
9,571	*	Vanda Pharmaceuticals, Inc	90,542
16,712	*	Viropharma, Inc	289,452

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,212,625

REAL ESTATE - 6.7%
4,102		Agree Realty Corp	107,431
160		Alexander’s, Inc	65,965
850		BioMed Realty Trust, Inc	15,853
3,702		CBL & Associates Properties, Inc	64,785
1,400		Colonial Properties Trust	25,270
4,310		DiamondRock Hospitality Co	51,720
5,200		Entertainment Properties Trust	240,500
5,371		Equity Lifestyle Properties, Inc	300,399
13,300		Extra Space Storage, Inc	231,420
3,295	*	FelCor Lodging Trust, Inc	23,197
15,926	*	First Industrial Realty Trust, Inc	139,512
5,909		Getty Realty Corp	184,834
7,715		Glimcher Realty Trust	64,806
8,558		Highwoods Properties, Inc	272,572
3,300		Invesco Mortgage Capital, Inc	72,072
722		Kilroy Realty Corp	26,331
6,170		LaSalle Hotel Properties	162,888
4,237		LTC Properties, Inc	118,975
1,866		MFA Mortgage Investments, Inc	15,227
3,320		Mid-America Apartment Communities, Inc	210,787
1,434		Mission West Properties, Inc	9,593
4,596		National Health Investors, Inc	206,912

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

10,207		Omega Healthcare Investors, Inc	$229,045
4,345		Parkway Properties, Inc	76,124
7,319		Pennsylvania Real Estate Investment Trust	106,345
3,402		PS Business Parks, Inc	189,559
2,327		Saul Centers, Inc	110,183
2,700		Sovran Self Storage, Inc	99,387
2,900		Sun Communities, Inc	96,599
5,329		Tanger Factory Outlet Centers, Inc	272,792
3,730		Urstadt Biddle Properties, Inc (Class A)	72,549
8,492		U-Store-It Trust	80,929
5,262		Washington Real Estate Investment Trust	163,069

		TOTAL REAL ESTATE	4,107,630

RETAILING - 4.2%
6,645	*	1-800-FLOWERS.COM, Inc (Class A)	17,875
10,910	*	AnnTaylor Stores Corp	298,825
5,860		Cato Corp (Class A)	160,623
4,230	*	Children’s Place Retail Stores, Inc	209,977
1,618	*	Citi Trends, Inc	39,722
7,771	*	Coldwater Creek, Inc	24,634
7,600	*	Collective Brands, Inc	160,360
1,834	*	Core-Mark Holding Co, Inc	65,272
4,500		Dillard’s, Inc (Class A)	170,730
7,112	*	DSW, Inc (Class A)	278,079
12,797		Finish Line, Inc (Class A)	219,980
2,008	*	Jo-Ann Stores, Inc	120,922
5,702	*	Kirkland’s, Inc	79,999
5,300		Nutri/System, Inc	111,459
10,087	*	OfficeMax, Inc	178,540
3,715	*	Overstock.com, Inc	61,223
911		PetMed Express, Inc	16,225
5,980	*	Shutterfly, Inc	209,480
4,662		Stein Mart, Inc	43,124
1,064	*	Ulta Salon Cosmetics & Fragrance, Inc	36,176
6,900	*	Zale Corp	29,394

		TOTAL RETAILING	2,532,619

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
15,161	*	Amkor Technology, Inc	112,040
1,650	*	Cabot Microelectronics Corp	68,393
12,939	*	Cirrus Logic, Inc	206,765
1,604	*	Energy Conversion Devices, Inc	7,378
10,322	*	Entegris, Inc	77,105
20,140	*	Entropic Communications, Inc	243,292
7,348	*	FEI Co	194,061
25,284	*	GT Solar International, Inc	230,590
6,621	*	Integrated Silicon Solution, Inc	53,167
5,108	*	Kopin Corp	21,249
15,967	*	Kulicke & Soffa Industries, Inc	114,962
39,622	*	Lattice Semiconductor Corp	240,109
1,274	*	MEMSIC, Inc	4,191
13,414	*	Mindspeed Technologies, Inc	81,825
503	*	NVE Corp	29,088
10,000	*	Photronics, Inc	59,100
28,414	*	RF Micro Devices, Inc	208,843
5,318	*	Tessera Technologies, Inc	117,794
6,674	*	Veeco Instruments, Inc	286,716
3,332	*	Volterra Semiconductor Corp	77,169
12,172	*	Zoran Corp	107,114

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,540,951

SOFTWARE & SERVICES - 9.2%
7,978	*	Actuate Corp	45,475
9,215	*	Acxiom Corp	158,037
5,156	*	Ancestry.com, Inc	146,018
1,470		Blackbaud, Inc	38,073

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,357	*	Blackboard, Inc	$56,044
2,460	*	CACI International, Inc (Class A)	131,364
9,294	*	Commvault Systems, Inc	265,994
6,671	*	CSG Systems International, Inc	126,349
2,000	*	Digital River, Inc	68,840
38	*	Dynamics Research Corp	509
20,782		Earthlink, Inc	178,725
5,861	*	Euronet Worldwide, Inc	102,216
1,380		Forrester Research, Inc	48,700
9,732	*	Fortinet, Inc	314,830
2,366	*	Interactive Intelligence, Inc	61,895
4,001	*	j2 Global Communications, Inc	115,829
3,030	*	Kenexa Corp	66,024
6,200	*	Lionbridge Technologies	22,878
4,528	*	LogMeIn, Inc	200,772
9,500	*	Magma Design Automation, Inc	47,595
4,382	*	Manhattan Associates, Inc	133,826
1,470	*	Mantech International Corp (Class A)	60,755
3,969		MAXIMUS, Inc	260,287
2,336	*	MicroStrategy, Inc (Class A)	199,658
4,194	*	ModusLink Global Solutions, Inc	28,100
691	*	NCI, Inc (Class A)	15,886
5,917	*	Netscout Systems, Inc	136,150
312	*	Open Text Corp	14,371
100	*	OpenTable, Inc	7,048
1,545		Opnet Technologies, Inc	41,360
8,736	*	Quest Software, Inc	242,337
5,011	*	RightNow Technologies, Inc	118,610
1,802	*	Rosetta Stone, Inc	38,238
5,934	*	S1 Corp	40,945
2,083	*	Saba Software, Inc	12,748
6,393	*	SolarWinds, Inc	123,065
8,156	*	Sourcefire, Inc	211,485
1,870	*	StarTek, Inc	9,481
804	*	SuccessFactors, Inc	23,284
196	*	TeleCommunication Systems, Inc (Class A)	915
6,548	*	TeleTech Holdings, Inc	134,823
2,607	*	THQ, Inc	15,798
16,975	*	TIBCO Software, Inc	334,578
10,006	*	Unisys Corp	259,055
11,000		United Online, Inc	72,600
16,154	*	Valueclick, Inc	258,948
10,330	*	VeriFone Holdings, Inc	398,326
6,641	*	Websense, Inc	134,480

		TOTAL SOFTWARE & SERVICES	5,523,324

TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
5,960	*	Acme Packet, Inc	316,833
1,200		Adtran, Inc	43,452
4,377	*	Agilysys, Inc	24,643
2,311		Anixter International, Inc	138,036
20,382	*	Arris Group, Inc	228,686
9,100	*	Blue Coat Systems, Inc	271,817
4,870	*	Brightpoint, Inc	42,515
3,960	*	Coherent, Inc	178,754
5,633	*	Compellent Technologies, Inc	155,413
8,707		Comtech Telecommunications Corp	241,445
5,250	*	Cray, Inc	37,538
2,427		CTS Corp	26,843
3,462	*	DG FastChannel, Inc	99,983
12,073	*	Extreme Networks, Inc	37,306
11,810	*	Harris Stratex Networks, Inc (Class A)	59,877
9,311	*	InterDigital, Inc	387,709
563	*	Loral Space & Communications, Inc	43,070
656		MTS Systems Corp	24,574

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,957	*	Multi-Fineline Electronix, Inc	$104,821
1,518	*	Netgear, Inc	51,126
4,273	*	Newport Corp	74,222
9,552	*	Novatel Wireless, Inc	91,222
2,259	*	Oplink Communications, Inc	41,724
5,620	*	OSI Systems, Inc	204,343
8,025		Plantronics, Inc	298,691
23,467	*	Power-One, Inc	239,363
5,704	*	Quantum Corp	21,219
2,200		Richardson Electronics Ltd	25,718
13,520	*	Riverbed Technology, Inc	475,497
5,253	*	Symmetricom, Inc	37,244
4,660	*	Synaptics, Inc	136,911
3,004	*	Vishay Precision Group, Inc	56,595

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,217,190

TELECOMMUNICATION SERVICES - 0.8%
100		Atlantic Tele-Network, Inc	3,834
663	*	Cogent Communications Group, Inc	9,375
4,247	*	Global Crossing Ltd	54,871
4,693		IDT Corp (Class B)	120,375
6,790	*	Neutral Tandem, Inc	98,048
6,061		USA Mobility, Inc	107,704
37,987	*	Vonage Holdings Corp	85,091

		TOTAL TELECOMMUNICATION SERVICES	479,298

TRANSPORTATION - 3.1%
5,037	*	Alaska Air Group, Inc	285,548
1,600	*	Amerco, Inc	153,664
5,035		Arkansas Best Corp	138,060
5,022	*	Atlas Air Worldwide Holdings, Inc	280,379
9,282	*	Celadon Group, Inc	137,281
1,774	*	Dynamex, Inc	43,924
8,300	*	Excel Maritime Carriers Ltd	46,729
4,760	*	Genco Shipping & Trading Ltd	68,544
15,373	*	Hawaiian Holdings, Inc	120,524
7,361		Heartland Express, Inc	117,923
24,210	*	JetBlue Airways Corp	160,028
1,100	*	PAM Transportation Services, Inc	12,342
3,400	*	Pinnacle Airlines	26,860
7,011	*	US Airways Group, Inc	70,180
10,510		Werner Enterprises, Inc	237,526

		TOTAL TRANSPORTATION	1,899,512

UTILITIES - 3.1%
10,206		Avista Corp	229,839
3,778		Black Hills Corp	113,340
1,984		Chesapeake Utilities Corp	82,376
7,582		Cleco Corp	233,222
3,139	*	El Paso Electric Co	86,417
4,423		Idacorp, Inc	163,563
4,568		Laclede Group, Inc	166,915
2,120		Nicor, Inc	105,830
15,181		Portland General Electric Co	329,427
8,840		Southwest Gas Corp	324,163
1,413		Unisource Energy Corp	50,642

		TOTAL UTILITIES	1,885,734

		TOTAL COMMON STOCKS (Cost $51,402,674)	60,192,962

		TOTAL INVESTMENTS - 99.7% (Cost $51,405,874)	60,192,962
		OTHER ASSETS & LIABILITIES, NET - 0.3%	241,980

		NET ASSETS - 100.0%	$60,434,942

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

*	Non-income producing.

b	In bankruptcy.

j	Zero coupon.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS

December 31, 2010

PRINCIPAL			RATING	MATURITY	VALUE

CORPORATE BONDS - 0.0%
Diversified Financial Services - 0.0%
$200	j	GAMCO Investors, Inc	0.000%	12/31/15	$—

		TOTAL Diversified Financial Services			—

		TOTAL CORPORATE BONDS (Cost $200)			—

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 0.9%
839	*	American Axle & Manufacturing Holdings, Inc	10,790
234	*	Amerigon, Inc (Class A)	2,546
1,100		Autoliv, Inc	86,833
1,424	*	BorgWarner, Inc	103,040
700		Cooper Tire & Rubber Co	16,506
1,719	*	Dana Holding Corp	29,584
133	*	Dorman Products, Inc	4,820
290		Drew Industries, Inc	6,589
816	*	Exide Technologies	7,679
261	*	Federal Mogul Corp (Class A)	5,390
40,167	*	Ford Motor Co	674,404
280	*	Fuel Systems Solutions, Inc	8,226
1,676		Gentex Corp	49,543
2,887	*	Goodyear Tire & Rubber Co	34,211
2,834		Harley-Davidson, Inc	98,255
8,104		Johnson Controls, Inc	309,572
633	*	Lear Corp (New)	62,483
500	*	Modine Manufacturing Co	7,750
355		Spartan Motors, Inc	2,162
188		Standard Motor Products, Inc	2,576
173	*	Stoneridge, Inc	2,732
280		Superior Industries International, Inc	5,942
743	*	Tenneco, Inc	30,582
180	*	Tesla Motors, Inc	4,793
400		Thor Industries, Inc	13,584
943	*	TRW Automotive Holdings Corp	49,696
353	*	Winnebago Industries, Inc	5,366

		TOTAL AUTOMOBILES & COMPONENTS	1,635,654

BANKS - 3.3%
180		1st Source Corp	3,643
266	*	1st United Bancorp, Inc	1,838
278		Abington Bancorp, Inc	3,317
51		Alliance Financial Corp	1,650
71		American National Bankshares, Inc	1,672
283		Ameris Bancorp	2,983
77		Ames National Corp	1,669
106		Arrow Financial Corp	2,916
2,146		Associated Banc-Corp	32,512
951		Astoria Financial Corp	13,228
130		Bancfirst Corp	5,355
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	5,501
46		Bancorp Rhode Island, Inc	1,338
1,007		Bancorpsouth, Inc	16,062

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

838		Bank Mutual Corp	$4,006
578		Bank of Hawaii Corp	27,287
61		Bank of Marin Bancorp	2,135
221		Bank of the Ozarks, Inc	9,580
300		BankFinancial Corp	2,925
8,332		BB&T Corp	219,048
392	*	Beneficial Mutual Bancorp, Inc	3,461
165		Berkshire Hills Bancorp, Inc	3,647
87	*	BofI Holding, Inc	1,349
290		BOK Financial Corp	15,486
826		Boston Private Financial Holdings, Inc	5,410
75		Bridge Bancorp, Inc	1,849
668		Brookline Bancorp, Inc	7,248
86		Bryn Mawr Bank Corp	1,501
87		Camden National Corp	3,152
101		Capital City Bank Group, Inc	1,273
3,675		CapitalSource, Inc	26,093
541		Capitol Federal Financial	6,443
286		Cardinal Financial Corp	3,326
1,028		Cathay General Bancorp	17,168
431	*	Center Financial	3,267
261		Centerstate Banks of Florida, Inc	2,067
168		Century Bancorp, Inc	4,501
294		Chemical Financial Corp	6,512
2,384	*	CIT Group, Inc	112,286
101		Citizens & Northern Corp	1,501
5,368	*	Citizens Republic Bancorp, Inc	3,301
262		City Holding Co	9,492
554		City National Corp	33,993
112		Clifton Savings Bancorp, Inc	1,211
105		CNB Financial Corp	1,555
395		CoBiz, Inc	2,402
490		Columbia Banking System, Inc	10,319
2,368		Comerica, Inc	100,024
868		Commerce Bancshares, Inc	34,500
400		Community Bank System, Inc	11,108
182		Community Trust Bancorp, Inc	5,271
632		Cullen/Frost Bankers, Inc	38,628
933		CVB Financial Corp	8,089
241		Danvers Bancorp, Inc	4,258
309		Dime Community Bancshares	4,508
92	*	Doral Financial Corp	127
118	*	Eagle Bancorp, Inc	1,703
1,835		East West Bancorp, Inc	35,874
90		Enterprise Financial Services Corp	941
110		ESB Financial Corp	1,786
197		ESSA Bancorp, Inc	2,604
115		Federal Agricultural Mortgage Corp (Class C)	1,877
9,574		Fifth Third Bancorp	140,546
126		Financial Institutions, Inc	2,390
174		First Bancorp (NC)	2,664
1,292	*	First Bancorp (Puerto Rico)	594
107		First Bancorp, Inc	1,690
625		First Busey Corp	2,938
70		First Citizens Bancshares, Inc (Class A)	13,234
1,229		First Commonwealth Financial Corp	8,701
189		First Community Bancshares, Inc	2,824
747		First Financial Bancorp	13,805
299		First Financial Bankshares, Inc	15,303
188		First Financial Corp	6,606
133		First Financial Holdings, Inc	1,531
2,791	*	First Horizon National Corp	32,874
149		First Interstate Bancsystem, Inc	2,271
557		First Merchants Corp	4,935
893		First Midwest Bancorp, Inc	10,287

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,512		First Niagara Financial Group, Inc	$35,118
66		First of Long Island Corp	1,908
88		First South Bancorp, Inc	569
1,217		FirstMerit Corp	24,084
552	*	Flagstar Bancorp, Inc	900
358		Flushing Financial Corp	5,012
1,179		FNB Corp	11,578
2,104		Fulton Financial Corp	21,755
133		German American Bancorp, Inc	2,449
860		Glacier Bancorp, Inc	12,995
135		Great Southern Bancorp, Inc	3,185
145	*	Greene County Bancshares, Inc	464
365		Hancock Holding Co	12,724
158		Heartland Financial USA, Inc	2,759
121	*	Heritage Financial Corp	1,684
106	*	Home Bancorp, Inc	1,465
266		Home Bancshares, Inc	5,860
199		Home Federal Bancorp, Inc	2,442
5,693		Hudson City Bancorp, Inc	72,528
156		Hudson Valley Holding Corp	3,863
8,705		Huntington Bancshares, Inc	59,803
323		IBERIABANK Corp	19,099
252		Independent Bank Corp	6,817
674		International Bancshares Corp	13,500
579	*	Investors Bancorp, Inc	7,596
227		Kearny Financial Corp	1,952
10,596		Keycorp	93,775
249		Lakeland Bancorp, Inc	2,732
147		Lakeland Financial Corp	3,155
885		M&T Bank Corp	77,039
216		MainSource Financial Group, Inc	2,249
6,483		Marshall & Ilsley Corp	44,862
661		MB Financial, Inc	11,449
60		Merchants Bancshares, Inc	1,654
119	*	Meridian Interstate Bancorp, Inc	1,403
2,499	*	MGIC Investment Corp	25,465
56		Midsouth Bancorp, Inc	860
82		MidWestOne Financial Group, Inc	1,239
460	*	Nara Bancorp, Inc	4,517
100		NASB Financial, Inc	1,676
84		National Bankshares, Inc	2,645
1,529		National Penn Bancshares, Inc	12,278
374		NBT Bancorp, Inc	9,032
5,240		New York Community Bancorp, Inc	98,773
1,211		NewAlliance Bancshares, Inc	18,141
227		Northfield Bancorp, Inc	3,024
1,214		Northwest Bancshares, Inc	14,277
97		OceanFirst Financial Corp	1,248
892	*	Ocwen Financial Corp	8,510
1,045		Old National Bancorp	12,425
148	*	OmniAmerican Bancorp, Inc	2,005
458		Oriental Financial Group, Inc	5,720
670		Oritani Financial Corp	8,201
60		Orrstown Financial Services, Inc	1,645
154		Pacific Continental Corp	1,549
369		PacWest Bancorp	7,889
165		Park National Corp	11,991
99		Peapack Gladstone Financial Corp	1,292
47		Penns Woods Bancorp, Inc	1,871
164	*	Pennsylvania Commerce Bancorp, Inc	1,806
75		Peoples Bancorp, Inc	1,174
4,471		People’s United Financial, Inc	62,639
400	*	Pinnacle Financial Partners, Inc	5,432
1,998	*	PMI Group, Inc	6,593
6,334		PNC Financial Services Group, Inc	384,600

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

12,307	*	Popular, Inc	$38,644
630		PrivateBancorp, Inc	9,059
555		Prosperity Bancshares, Inc	21,800
753		Provident Financial Services, Inc	11,393
421		Provident New York Bancorp	4,416
1,623		Radian Group, Inc	13,098
15,116		Regions Financial Corp	105,812
195		Renasant Corp	3,297
120		Republic Bancorp, Inc (Class A)	2,850
97		Rockville Financial, Inc	1,185
100		Roma Financial Corp	1,060
300		S&T Bancorp, Inc	6,777
210		S.Y. Bancorp, Inc	5,156
250		Sandy Spring Bancorp, Inc	4,608
151		SCBT Financial Corp	4,945
87		Sierra Bancorp	934
475	*	Signature Bank	23,750
207		Simmons First National Corp (Class A)	5,900
188		Southside Bancshares, Inc	3,961
383		Southwest Bancorp, Inc	4,749
163		State Bancorp, Inc	1,508
256		StellarOne Corp	3,722
318		Sterling Bancorp	3,329
994		Sterling Bancshares, Inc	6,978
88		Suffolk Bancorp	2,172
6,019		SunTrust Banks, Inc	177,621
1,616		Susquehanna Bancshares, Inc	15,643
520	*	SVB Financial Group	27,586
9,246		Synovus Financial Corp	24,409
118	*	Taylor Capital Group, Inc	1,552
1,554		TCF Financial Corp	23,015
150		Territorial Bancorp, Inc	2,987
429	*	Texas Capital Bancshares, Inc	9,125
956		TFS Financial Corp	8,623
265	*	The Bancorp, Inc	2,695
130		Tompkins Trustco, Inc	5,091
42		Tower Bancorp, Inc	926
232		TowneBank	3,686
171		Trico Bancshares	2,762
852		Trustco Bank Corp NY	5,402
774		Trustmark Corp	19,226
403		UMB Financial Corp	16,692
1,383		Umpqua Holdings Corp	16,845
167		Union Bankshares Corp	2,468
437		United Bankshares, Inc	12,760
1,406	*	United Community Banks, Inc	2,742
201		United Financial Bancorp, Inc	3,069
198		Univest Corp of Pennsylvania	3,796
23,084		US Bancorp	622,574
1,935		Valley National Bancorp	27,671
173		ViewPoint Financial Group	2,022
253	*	Virginia Commerce Bancorp	1,564
113		Washington Banking Co	1,549
1,416		Washington Federal, Inc	23,959
138		Washington Trust Bancorp, Inc	3,019
770		Webster Financial Corp	15,169
59,426		Wells Fargo & Co	1,841,611
301		WesBanco, Inc	5,707
189		West Bancorporation, Inc	1,472
1,128	*	West Coast Bancorp	3,181
390		Westamerica Bancorporation	21,633
712	*	Western Alliance Bancorp	5,240
366		Westfield Financial, Inc	3,386
1,210		Whitney Holding Corp	17,122
1,103		Wilmington Trust Corp	4,787

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

167		Wilshire Bancorp, Inc	$1,273
375		Wintrust Financial Corp	12,386
100		WSFS Financial Corp	4,744
2,132		Zions Bancorporation	51,658

		TOTAL BANKS	5,803,464

CAPITAL GOODS - 8.4%
215	*	3D Systems Corp	6,770
8,588		3M Co	741,145
429		A.O. Smith Corp	16,336
876	*	A123 Systems, Inc	8,357
129		Aaon, Inc	3,639
468	*	AAR Corp	12,856
282		Aceto Corp	2,538
878		Actuant Corp (Class A)	23,372
523		Acuity Brands, Inc	30,161
1,146	*	Advanced Battery Technologies, Inc	4,412
1,142	*	Aecom Technology Corp	31,942
168	*	Aerovironment, Inc	4,507
1,130	*	AGCO Corp	57,246
532		Aircastle Ltd	5,559
78		Alamo Group, Inc	2,170
301		Albany International Corp (Class A)	7,131
434	*	Alliant Techsystems, Inc	32,303
296	*	Altra Holdings, Inc	5,879
90	*	American Railcar Industries, Inc	1,992
140		American Science & Engineering, Inc	11,932
544	*	American Superconductor Corp	15,553
125		American Woodmark Corp	3,068
105		Ameron International Corp	8,019
1,943		Ametek, Inc	76,243
79		Ampco-Pittsburgh Corp	2,216
311		Apogee Enterprises, Inc	4,189
984	*	Applied Energetics, Inc	837
508		Applied Industrial Technologies, Inc	16,500
144		Applied Signal Technology, Inc	5,456
89	*	Argan, Inc	825
213		Armstrong World Industries, Inc	9,159
1,176	*	ArvinMeritor, Inc	24,132
237	*	Astec Industries, Inc	7,681
111	*	Astronics Corp	2,331
129		AZZ, Inc	5,161
1,381	*	Babcock & Wilcox Co	35,340
258		Badger Meter, Inc	11,409
542		Baldor Electric Co	34,168
565		Barnes Group, Inc	11,679
1,148	*	BE Aerospace, Inc	42,510
543	*	Beacon Roofing Supply, Inc	9,703
565		Belden CDT, Inc	20,803
570	*	Blount International, Inc	8,983
9,358		Boeing Co	610,703
586		Brady Corp (Class A)	19,109
600		Briggs & Stratton Corp	11,814
4,337	*	Broadwind Energy, Inc	10,018
1,010		Bucyrus International, Inc (Class A)	90,294
1,363	*	Builders FirstSource, Inc	2,685
232	*	CAI International, Inc	4,547
2,895	*	Capstone Turbine Corp	2,779
741		Carlisle Cos, Inc	29,447
126		Cascade Corp	5,957
7,627		Caterpillar, Inc	714,344
321	*	Ceradyne, Inc	10,121
405	*	Chart Industries, Inc	13,681
1,217	*	Chicago Bridge & Iron Co NV	40,039
170		CIRCOR International, Inc	7,188

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

615		Clarcor, Inc	$26,377
311	*	CNH Global NV	14,847
242	*	Colfax Corp	4,455
196	*	Columbus McKinnon Corp	3,983
409		Comfort Systems USA, Inc	5,387
301	*	Commercial Vehicle Group, Inc	4,891
2,017		Cooper Industries plc	117,571
593		Crane Co	24,355
170		Cubic Corp	8,016
2,415		Cummins, Inc	265,674
554		Curtiss-Wright Corp	18,393
6,682		Danaher Corp	315,190
5,116		Deere & Co	424,883
334	*	DigitalGlobe, Inc	10,591
944		Donaldson Co, Inc	55,016
141		Douglas Dynamics, Inc	2,136
2,250		Dover Corp	131,513
121		Ducommun, Inc	2,635
82	*	DXP Enterprises, Inc	1,968
596	*	Dycom Industries, Inc	8,791
270		Dynamic Materials Corp	6,094
2,019		Eaton Corp	204,949
772	*	EMCOR Group, Inc	22,373
9,071		Emerson Electric Co	518,589
255		Encore Wire Corp	6,395
583	*	Ener1, Inc	2,210
404	*	Energy Recovery, Inc	1,479
579	*	EnerSys	18,597
215	*	EnPro Industries, Inc	8,935
317		ESCO Technologies, Inc	11,995
359	*	Esterline Technologies Corp	24,624
1,593		Fastenal Co	95,436
743		Federal Signal Corp	5,097
413	*	Flow International Corp	1,689
686		Flowserve Corp	81,785
2,152		Fluor Corp	142,593
1,262	*	Force Protection, Inc	6,954
277		Franklin Electric Co, Inc	10,781
227		Freightcar America, Inc	6,569
1,210	*	FuelCell Energy, Inc	2,795
408	*	Furmanite Corp	2,819
655		Gardner Denver, Inc	45,077
538		GATX Corp	18,981
575	*	GenCorp, Inc	2,973
233	*	Generac Holdings, Inc	3,768
640	*	General Cable Corp	22,458
4,162		General Dynamics Corp	295,336
129,541		General Electric Co	2,369,306
264	*	GeoEye, Inc	11,191
916	*	Gibraltar Industries, Inc	12,430
1,495		Goodrich Corp	131,665
194		Gorman-Rupp Co	6,270
730		Graco, Inc	28,799
1,560	*	GrafTech International Ltd	30,950
128		Graham Corp	2,560
466		Granite Construction, Inc	12,782
670		Great Lakes Dredge & Dock Corp	4,938
231	*	Greenbrier Cos, Inc	4,849
686	*	Griffon Corp	8,740
334	*	H&E Equipment Services, Inc	3,864
969		Harsco Corp	27,442
347		Heico Corp	17,707
153	*	Herley Industries, Inc	2,650
1,161	*	Hexcel Corp	21,002
9,231		Honeywell International, Inc	490,720

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

186		Houston Wire & Cable Co	$2,500
728		Hubbell, Inc (Class B)	43,775
978		IDEX Corp	38,259
276	*	II-VI, Inc	12,795
5,306		Illinois Tool Works, Inc	283,340
3,877		Ingersoll-Rand plc	182,568
466	*	Insituform Technologies, Inc (Class A)	12,354
155		Insteel Industries, Inc	1,936
392	*	Interline Brands, Inc	8,926
2,210		ITT Industries, Inc	115,163
1,484	*	Jacobs Engineering Group, Inc	68,041
308		John Bean Technologies Corp	6,200
1,240		Joy Global, Inc	107,570
148	*	Kadant, Inc	3,488
380		Kaman Corp	11,047
428		Kaydon Corp	17,428
1,971		KBR, Inc	60,056
983		Kennametal, Inc	38,789
128	*	KEYW Holding Corp	1,878
192	*	Kratos Defense & Security Solutions, Inc	2,529
1,407		L-3 Communications Holdings, Inc	99,179
138	*	LaBarge, Inc	2,168
153	*	Ladish Co, Inc	7,437
45		Lawson Products, Inc	1,120
220	*	Layne Christensen Co	7,572
111	*	LB Foster Co (Class A)	4,544
560		Lennox International, Inc	26,482
513		Lincoln Electric Holdings, Inc	33,484
136		Lindsay Manufacturing Co	8,082
101	*	LMI Aerospace, Inc	1,615
3,879		Lockheed Martin Corp	271,181
131		LSI Industries, Inc	1,108
201	*	Lydall, Inc	1,618
1,601		Manitowoc Co, Inc	20,989
4,339		Masco Corp	54,931
573	*	Mastec, Inc	8,360
171		Met-Pro Corp	2,020
80	*	Michael Baker Corp	2,488
218	*	Middleby Corp	18,404
115		Miller Industries, Inc	1,636
548	*	Moog, Inc (Class A)	21,810
597		MSC Industrial Direct Co (Class A)	38,620
447		Mueller Industries, Inc	14,617
2,364		Mueller Water Products, Inc (Class A)	9,858
209	*	MYR Group, Inc	4,389
66		Nacco Industries, Inc (Class A)	7,152
855	*	Navistar International Corp	49,513
222	*	NCI Building Systems, Inc	3,106
407		Nordson Corp	37,395
3,627		Northrop Grumman Corp	234,957
96	*	Northwest Pipe Co	2,307
706	*	Orbital Sciences Corp	12,094
434	*	Orion Marine Group, Inc	5,034
1,078	*	Oshkosh Truck Corp	37,989
1,345	*	Owens Corning, Inc	41,897
4,395		Paccar, Inc	252,361
1,415		Pall Corp	70,156
1,937		Parker Hannifin Corp	167,163
1,158		Pentair, Inc	42,279
313		Perini Corp	6,701
200	*	Pike Electric Corp	1,716
144	*	PMFG, Inc	2,362
314	*	Polypore International, Inc	12,789
94	*	Powell Industries, Inc	3,091
222	*	PowerSecure International, Inc	1,727

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,713		Precision Castparts Corp	$238,467
28		Preformed Line Products Co	1,639
237		Primoris Services Corp	2,261
450		Quanex Building Products Corp	8,537
2,530	*	Quanta Services, Inc	50,398
192		Raven Industries, Inc	9,156
4,808		Raytheon Co	222,803
262	*	RBC Bearings, Inc	10,239
464		Regal-Beloit Corp	30,977
310		Robbins & Myers, Inc	11,092
1,711		Rockwell Automation, Inc	122,696
1,895		Rockwell Collins, Inc	110,403
1,133		Roper Industries, Inc	86,595
820	*	RSC Holdings, Inc	7,987
333	*	Rush Enterprises, Inc (Class A)	6,807
2,251	*	SatCon Technology Corp	10,130
200	*	Sauer-Danfoss, Inc	5,650
4		Seaboard Corp	7,964
134		SeaCube Container Leasing Ltd	1,884
1,022	*	Shaw Group, Inc	34,983
459		Simpson Manufacturing Co, Inc	14,188
694		Snap-On, Inc	39,267
1,276	*	Spirit Aerosystems Holdings, Inc (Class A)	26,554
608		SPX Corp	43,466
151		Standex International Corp	4,516
133	*	Sterling Construction Co, Inc	1,734
122		Sun Hydraulics Corp	4,612
200		TAL International Group, Inc	6,174
812	*	Taser International, Inc	3,816
208	*	Tecumseh Products Co (Class A)	2,714
433	*	Teledyne Technologies, Inc	19,039
200		Tennant Co	7,682
1,277	*	Terex Corp	39,638
112		Textainer Group Holdings Ltd	3,191
3,324		Textron, Inc	78,579
645	*	Thomas & Betts Corp	31,154
1,085		Timken Co	51,787
512		Titan International, Inc	10,004
82	*	Titan Machinery, Inc	1,583
419		Toro Co	25,827
530		TransDigm Group, Inc	38,165
314		Tredegar Corp	6,085
189	*	Trex Co, Inc	4,528
198	*	Trimas Corp	4,051
964		Trinity Industries, Inc	25,652
201		Triumph Group, Inc	17,971
100		Twin Disc, Inc	2,986
6,436		Tyco International Ltd	266,708
747	*	United Rentals, Inc	16,994
11,329		United Technologies Corp	891,819
233		Universal Forest Products, Inc	9,064
443	*	UQM Technologies, Inc	1,014
1,020	*	URS Corp	42,442
813	*	USG Corp	13,683
255		Valmont Industries, Inc	22,626
200		Vicor Corp	3,280
716		W.W. Grainger, Inc	98,886
1,287	*	Wabash National Corp	15,251
745	*	WABCO Holdings, Inc	45,393
334		Watsco, Inc	21,069
341		Watts Water Technologies, Inc (Class A)	12,477
516	*	WESCO International, Inc	27,245
577		Westinghouse Air Brake Technologies Corp	30,518
728		Woodward Governor Co	27,344
95	*,b	Xerium Technologies, Inc	1,515

		TOTAL CAPITAL GOODS	14,861,928

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
873		Aaron’s, Inc	$17,800
549		ABM Industries, Inc	14,439
392	*	Acacia Research (Acacia Technologies)	10,168
684	*	ACCO Brands Corp	5,828
335		Administaff, Inc	9,816
188	*	Advisory Board Co	8,954
200		American Ecology Corp	3,476
412	*	American Reprographics Co	3,127
318	*	APAC Customer Services, Inc	1,930
1,360		Avery Dennison Corp	57,582
97		Barrett Business Services, Inc	1,508
550		Brink’s Co	14,784
297	*	Casella Waste Systems, Inc (Class A)	2,106
854	*	CBIZ, Inc	5,329
100		CDI Corp	1,859
676	*	Cenveo, Inc	3,610
1,502		Cintas Corp	41,996
283	*	Clean Harbors, Inc	23,795
100	*	Consolidated Graphics, Inc	4,843
869	*	Copart, Inc	32,457
387		Corporate Executive Board Co	14,532
1,411	*	Corrections Corp of America	35,360
248	*	CoStar Group, Inc	14,275
73		Courier Corp	1,133
1,527		Covanta Holding Corp	26,249
167	*	CRA International, Inc	3,926
567		Deluxe Corp	13,052
365	*	Dolan Media Co	5,081
647		Dun & Bradstreet Corp	53,112
904		EnergySolutions, Inc	5,035
236	*	EnerNOC, Inc	5,643
269		Ennis, Inc	4,600
1,500		Equifax, Inc	53,400
172	*	Exponent, Inc	6,455
148	*	Franklin Covey Co	1,271
571	*	FTI Consulting, Inc	21,287
190	*	Fuel Tech, Inc	1,845
387		G & K Services, Inc (Class A)	11,962
772	*	Geo Group, Inc	19,038
191	*	GP Strategies Corp	1,956
825		Healthcare Services Group	13,423
200		Heidrick & Struggles International, Inc	5,730
700		Herman Miller, Inc	17,710
126	*	Higher One Holdings, Inc	2,549
270	*	Hill International, Inc	1,747
567		HNI Corp	17,690
376	*	Hudson Highland Group, Inc	2,192
279	*	Huron Consulting Group, Inc	7,380
209	*	ICF International, Inc	5,375
571	*	IHS, Inc (Class A)	45,903
259	*	Innerworkings, Inc	1,696
597		Interface, Inc (Class A)	9,343
2,177		Iron Mountain, Inc	54,447
343	*	KAR Auction Services, Inc	4,733
300	*	Kelly Services, Inc (Class A)	5,640
366	*	Kforce, Inc	5,922
300		Kimball International, Inc (Class B)	2,070
546		Knoll, Inc	9,135
500	*	Korn/Ferry International	11,555
107	*	M&F Worldwide Corp	2,472
938		Manpower, Inc	58,869
274		McGrath RentCorp	7,184
802	*	Metalico, Inc	4,716
352		Mine Safety Appliances Co	10,958

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

172	*	Mistras Group, Inc	$2,319
400	*	Mobile Mini, Inc	7,876
105		Multi-Color Corp	2,043
631	*	Navigant Consulting, Inc	5,805
282	*	On Assignment, Inc	2,298
2,502		Pitney Bowes, Inc	60,498
2,448		R.R. Donnelley & Sons Co	42,767
3,913		Republic Services, Inc	116,842
514		Resources Connection, Inc	9,555
1,798		Robert Half International, Inc	55,019
773		Rollins, Inc	15,257
100		Schawk, Inc (Class A)	2,058
241	*	School Specialty, Inc	3,357
624	*	Spherion Corp	6,090
189	*	Standard Parking Corp	3,570
235		Standard Register Co	801
838		Steelcase, Inc (Class A)	8,858
959	*	Stericycle, Inc	77,602
460	*	SYKES Enterprises, Inc	9,320
390	*	Team, Inc	9,438
728	*	Tetra Tech, Inc	18,244
512		Towers Watson & Co	26,655
550	*	TrueBlue, Inc	9,895
155		Unifirst Corp	8,533
306	*	United Stationers, Inc	19,526
1,242	*	Verisk Analytics, Inc	42,327
263		Viad Corp	6,699
150	*	Volt Information Sciences, Inc	1,298
48		VSE Corp	1,585
1,429		Waste Connections, Inc	39,340
5,818		Waste Management, Inc	214,509

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,703,042

CONSUMER DURABLES & APPAREL - 1.4%
1,343	*	American Apparel, Inc	2,229
479		American Greetings Corp (Class A)	10,615
148	*	Arctic Cat, Inc	2,167
1,108	*	Beazer Homes USA, Inc	5,972
75		Blyth, Inc	2,586
139	*	Brookfield Homes Corp	1,307
1,127		Brunswick Corp	21,120
806		Callaway Golf Co	6,504
695	*	Carter’s, Inc	20,509
72	*	Cavco Industries, Inc	3,362
65		Cherokee, Inc	1,223
3,674		Coach, Inc	203,209
137		Columbia Sportswear Co	8,261
1,032	*	CROCS, Inc	17,668
46		CSS Industries, Inc	948
109	*	Culp, Inc	1,129
474	*	Deckers Outdoor Corp	37,797
67	*	Delta Apparel, Inc	905
3,350		DR Horton, Inc	39,966
3,150	*	Eastman Kodak Co	16,884
279		Ethan Allen Interiors, Inc	5,583
1,783		Fortune Brands, Inc	107,426
633	*	Fossil, Inc	44,614
642	*	Furniture Brands International, Inc	3,300
1,360		Garmin Ltd	42,146
205	*	G-III Apparel Group Ltd	7,206
1,141	*	Hanesbrands, Inc	28,981
852	*	Harman International Industries, Inc	39,448
1,546		Hasbro, Inc	72,940
334	*	Helen of Troy Ltd	9,933
64		Hooker Furniture Corp	904

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

988	*	Hovnanian Enterprises, Inc (Class A)	$4,041
870	*	Iconix Brand Group, Inc	16,800
231	*	iRobot Corp	5,747
311	*	Jakks Pacific, Inc	5,666
1,231		Jarden Corp	38,001
488	*	Joe’s Jeans, Inc	761
1,084		Jones Apparel Group, Inc	16,845
919		KB Home	12,397
100	*	Kenneth Cole Productions, Inc (Class A)	1,249
330	*	K-Swiss, Inc (Class A)	4,115
59		Lacrosse Footwear, Inc	968
628	*	La-Z-Boy, Inc	5,665
256	*	Leapfrog Enterprises, Inc	1,421
1,780		Leggett & Platt, Inc	40,513
1,951		Lennar Corp (Class A)	36,581
193	*	Libbey, Inc	2,986
112	*	Lifetime Brands, Inc	1,572
1,307	*	Liz Claiborne, Inc	9,358
385	*	M/I Homes, Inc	5,921
300	*	Maidenform Brands, Inc	7,131
4,344		Mattel, Inc	110,468
441		MDC Holdings, Inc	12,688
377	*	Meritage Homes Corp	8,369
664	*	Mohawk Industries, Inc	37,689
200	*	Movado Group, Inc	3,228
58		National Presto Industries, Inc	7,541
3,303		Newell Rubbermaid, Inc	60,049
4,334		Nike, Inc (Class B)	370,210
74	*	NVR, Inc	51,135
200		Oxford Industries, Inc	5,122
161	*	Perry Ellis International, Inc	4,423
680		Phillips-Van Heusen Corp	42,847
379		Polaris Industries, Inc	29,570
663		Polo Ralph Lauren Corp (Class A)	73,540
567		Pool Corp	12,780
4,066	*	Pulte Homes, Inc	30,576
1,598	*	Quiksilver, Inc	8,102
257	*	RC2 Corp	5,595
101		RG Barry Corp	1,123
153	*	Russ Berrie & Co, Inc	1,308
506		Ryland Group, Inc	8,617
1,213	*	Sealy Corp	3,542
403	*	Skechers U.S.A., Inc (Class A)	8,060
100		Skyline Corp	2,608
635	*	Smith & Wesson Holding Corp	2,375
1,250	*	Standard-Pacific Corp	5,750
1,944		Stanley Works	129,995
100	*	Steinway Musical Instruments, Inc	1,985
280	*	Steven Madden Ltd	11,682
228		Sturm Ruger & Co, Inc	3,486
875	*	Tempur-Pedic International, Inc	35,053
558	*	Timberland Co (Class A)	13,721
1,740	*	Toll Brothers, Inc	33,060
304	*	True Religion Apparel, Inc	6,767
857		Tupperware Corp	40,853
399	*	Under Armour, Inc (Class A)	21,881
340	*	Unifi, Inc	5,756
166	*	Universal Electronics, Inc	4,709
154	*	Vera Bradley, Inc	5,082
1,068		VF Corp	92,040
225		Volcom, Inc	4,246
515	*	Warnaco Group, Inc	28,361
60		Weyco Group, Inc	1,469
905		Whirlpool Corp	80,391
600		Wolverine World Wide, Inc	19,128

		TOTAL CONSUMER DURABLES & APPAREL	2,431,560

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.2%
208	*	AFC Enterprises	$2,891
184		Ambassadors Group, Inc	2,116
224	*	American Public Education, Inc	8,342
320		Ameristar Casinos, Inc	5,002
1,561	*	Apollo Group, Inc (Class A)	61,643
656	*	Bally Technologies, Inc	27,677
239	*	BJ’s Restaurants, Inc	8,468
459	*	Bluegreen Corp	1,478
379		Bob Evans Farms, Inc	12,492
704	*	Boyd Gaming Corp	7,462
141	*	Bravo Brio Restaurant Group, Inc	2,703
234	*	Bridgepoint Education, Inc	4,446
1,238		Brinker International, Inc	25,849
218	*	Buffalo Wild Wings, Inc	9,559
262	*	California Pizza Kitchen, Inc	4,527
202	*	Capella Education Co	13,449
812	*	Career Education Corp	16,833
5,267		Carnival Corp	242,861
288		CBRL Group, Inc	15,774
272	*	CEC Entertainment, Inc	10,562
746	*	Cheesecake Factory	22,872
385	*	Chipotle Mexican Grill, Inc (Class A)	81,874
370		Choice Hotels International, Inc	14,160
155		Churchill Downs, Inc	6,727
364	*	Coinstar, Inc	20,544
1,059	*	Corinthian Colleges, Inc	5,517
58		CPI Corp	1,308
1,656		Darden Restaurants, Inc	76,905
949	*	Denny’s Corp	3,397
751		DeVry, Inc	36,033
223	*	DineEquity, Inc	11,012
405	*	Domino’s Pizza, Inc	6,460
431	*	Education Management Corp	7,801
424	*	Gaylord Entertainment Co	15,239
374	*	Grand Canyon Education, Inc	7,327
3,964		H&R Block, Inc	47,210
747		Hillenbrand, Inc	15,545
540	*	Hyatt Hotels Corp	24,710
3,589		International Game Technology	63,489
338		International Speedway Corp (Class A)	8,845
474	*	Interval Leisure Group, Inc	7,650
244	*	Isle of Capri Casinos, Inc	2,494
415	*	ITT Educational Services, Inc	26,431
678	*	Jack in the Box, Inc	14,326
738	*	Jamba, Inc	1,675
310	*	K12, Inc	8,885
587	*	Krispy Kreme Doughnuts, Inc	4,097
3,810	*	Las Vegas Sands Corp	175,070
92		Learning Tree International, Inc	880
484	*	Life Time Fitness, Inc	19,839
288		Lincoln Educational Services Corp	4,467
140		Mac-Gray Corp	2,093
200		Marcus Corp	2,654
3,291		Marriott International, Inc (Class A)	136,708
367		Matthews International Corp (Class A)	12,838
188	*	McCormick & Schmick’s Seafood Restaurants, Inc	1,709
13,179		McDonald’s Corp	1,011,621
3,791	*	MGM Mirage	56,296
200	*	Monarch Casino & Resort, Inc	2,500
510	*	Morgans Hotel Group Co	4,626
322	*	Multimedia Games, Inc	1,797
300	*	O’Charleys, Inc	2,160
1,101	*	Orient-Express Hotels Ltd (Class A)	14,302
360	*	Panera Bread Co (Class A)	36,436

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

263	*	Papa John’s International, Inc	$7,285
149	*	Peet’s Coffee & Tea, Inc	6,219
807	*	Penn National Gaming, Inc	28,366
277		PF Chang’s China Bistro, Inc	13,423
793	*	Pinnacle Entertainment, Inc	11,118
154	*	Pre-Paid Legal Services, Inc	9,279
150	*	Red Robin Gourmet Burgers, Inc	3,221
674		Regis Corp	11,188
1,568	*	Royal Caribbean Cruises Ltd	73,696
779	*	Ruby Tuesday, Inc	10,174
200	*	Ruth’s Chris Steak House, Inc	926
774	*	Scientific Games Corp (Class A)	7,709
2,964		Service Corp International	24,453
646	*	Shuffle Master, Inc	7,397
729	*	Sonic Corp	7,377
810		Sotheby’s (Class A)	36,450
164		Speedway Motorsports, Inc	2,512
8,974		Starbucks Corp	288,335
2,283		Starwood Hotels & Resorts Worldwide, Inc	138,761
20	*	Steak N Shake Co	8,204
185	*	Steiner Leisure Ltd	8,640
1,142		Stewart Enterprises, Inc (Class A)	7,640
171		Strayer Education, Inc	26,030
687	*	Texas Roadhouse, Inc (Class A)	11,796
228		Universal Technical Institute, Inc	5,021
437	*	Vail Resorts, Inc	22,741
572		Weight Watchers International, Inc	21,444
3,949		Wendy’s/Arby’s Group, Inc (Class A)	18,244
698	*	WMS Industries, Inc	31,578
2,126		Wyndham Worldwide Corp	63,695
908		Wynn Resorts Ltd	94,287
5,629		Yum! Brands, Inc	276,102

		TOTAL CONSUMER SERVICES	3,795,974

DIVERSIFIED FINANCIALS - 8.2%
700		Advance America Cash Advance Centers, Inc	3,948
615	*	Affiliated Managers Group, Inc	61,020
4,101	*	American Capital Ltd	31,004
12,944		American Express Co	555,557
3,099		Ameriprise Financial, Inc	178,347
2,330		Apollo Investment Corp	25,793
2,310		Ares Capital Corp	38,069
341		Artio Global Investors, Inc	5,030
96	*	Asset Acceptance Capital Corp	569
133		Asta Funding, Inc	1,077
122,461		Bank of America Corp	1,633,630
14,607		Bank of New York Mellon Corp	441,131
574		BGC Partners, Inc (Class A)	4,770
678		BlackRock Kelso Capital Corp	7,499
1,126		BlackRock, Inc	214,593
945	*	Broadpoint Securities Group, Inc	2,240
200		Calamos Asset Management, Inc (Class A)	2,800
5,497		Capital One Financial Corp	233,953
47		Capital Southwest Corp	4,879
396	*	Cardtronics, Inc	7,009
400		Cash America International, Inc	14,772
160		CBOE Holdings, Inc	3,658
11,919		Charles Schwab Corp	203,934
259,164	*	Citigroup, Inc	1,225,846
791		CME Group, Inc	254,504
207		Cohen & Steers, Inc	5,403
398		Compass Diversified Trust	7,041
155		CompuCredit Corp	1,082
436	*	Cowen Group, Inc	2,032
51	*	Credit Acceptance Corp	3,201

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

22		Diamond Hill Investment Group, Inc	$1,591
6,550		Discover Financial Services	121,372
300	*	Dollar Financial Corp	8,589
332		Duff & Phelps Corp	5,598
2,652	*	E*Trade Financial Corp	42,432
1,406		Eaton Vance Corp	42,503
161	*	Encore Capital Group, Inc	3,775
160		Epoch Holding Corp	2,485
186		Evercore Partners, Inc (Class A)	6,324
545	*	Ezcorp, Inc (Class A)	14,786
653	*	FBR Capital Markets Corp	2,494
1,069		Federated Investors, Inc (Class B)	27,976
544		Fifth Street Finance Corp	6,604
153	*	Financial Engines, Inc	3,034
363	*	First Cash Financial Services, Inc	11,249
641	*	First Marblehead Corp	1,391
1,893		Franklin Resources, Inc	210,521
80		Friedman Billings Ramsey Group, Inc (Class A)	1,919
69		GAMCO Investors, Inc (Class A)	3,313
704		GFI Group, Inc	3,302
239		Gladstone Capital Corp	2,753
252		Gladstone Investment Corp	1,928
6,311		Goldman Sachs Group, Inc	1,061,258
92		Golub Capital BDC, Inc	1,575
60	*	Green Dot Corp	3,404
354		Greenhill & Co, Inc	28,915
322	*	Harris & Harris Group, Inc	1,410
426		Hercules Technology Growth Capital, Inc	4,413
225	*	HFF, Inc (Class A)	2,174
441		Interactive Brokers Group, Inc (Class A)	7,859
890	*	IntercontinentalExchange, Inc	106,044
153	*	International Assets Holding Corp	3,611
5,634		Invesco Ltd	135,554
524	*	Investment Technology Group, Inc	8,578
46,449		iShares Russell 3000 Index Fund	3,481,352
2,289		Janus Capital Group, Inc	29,688
1,431		Jefferies Group, Inc	38,108
173		JMP Group, Inc	1,320
48,245		JPMorgan Chase & Co	2,046,552
107		Kayne Anderson Energy Development Co	1,927
422		KBW, Inc	11,782
1,234	*	Knight Capital Group, Inc (Class A)	17,017
453	*	LaBranche & Co, Inc	1,631
1,144	*	Ladenburg Thalmann Financial Services, Inc	1,338
1,108		Lazard Ltd (Class A)	43,755
1,997		Legg Mason, Inc	72,431
2,290		Leucadia National Corp	66,822
212		Life Partners Holdings, Inc	4,056
210	*	LPL Investment Holdings, Inc	7,638
85		Main Street Capital Corp	1,546
383		MarketAxess Holdings, Inc	7,970
102	*	Marlin Business Services Corp	1,290
778		MCG Capital Corp	5,423
175		Medallion Financial Corp	1,435
1,193	*	MF Global Holdings Ltd	9,973
2,471		Moody’s Corp	65,580
18,362		Morgan Stanley	499,630
1,326	*	MSCI, Inc (Class A)	51,661
407		MVC Capital, Inc	5,942
1,637	*	Nasdaq Stock Market, Inc	38,813
320		Nelnet, Inc (Class A)	7,581
370	*	Netspend Holdings, Inc	4,743
341	*	NewStar Financial, Inc	3,604
300		NGP Capital Resources Co	2,760
2,913		Northern Trust Corp	161,409

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,159		NYSE Euronext	$94,707
116		Oppenheimer Holdings, Inc	3,040
480		optionsXpress Holdings, Inc	7,522
385		PennantPark Investment Corp	4,712
300	*	Penson Worldwide, Inc	1,467
639	*	PHH Corp	14,793
272	*	Pico Holdings, Inc	8,650
236	*	Piper Jaffray Cos	8,262
205	*	Portfolio Recovery Associates, Inc	15,416
499	*	Primus Guaranty Ltd	2,535
519		Prospect Capital Corp	5,605
90		Pzena Investment Management, Inc (Class A)	662
1,150		Raymond James Financial, Inc	37,605
219	*	Safeguard Scientifics, Inc	3,741
209		Sanders Morris Harris Group, Inc	1,515
1,802		SEI Investments Co	42,870
5,809	*	SLM Corp	73,135
69		Solar Capital Ltd	1,710
6,042		State Street Corp	279,986
451	*	Stifel Financial Corp	27,980
42		Student Loan Corp	1,362
289		SWS Group, Inc	1,459
3,162		T Rowe Price Group, Inc	204,075
2,921		TD Ameritrade Holding Corp	55,470
104		THL Credit, Inc	1,353
330		TICC Capital Corp	3,699
359	*	TradeStation Group, Inc	2,423
90		Triangle Capital Corp	1,710
56	*	Virtus Investment Partners, Inc	2,541
1,037		Waddell & Reed Financial, Inc (Class A)	36,596
61		Westwood Holdings Group, Inc	2,438
199	*	World Acceptance Corp	10,507

		TOTAL DIVERSIFIED FINANCIALS	14,719,448

ENERGY - 11.0%
2,642	*	Abraxas Petroleum Corp	12,074
800	*	Allis-Chalmers Energy, Inc	5,672
142		Alon USA Energy, Inc	849
1,446	*	Alpha Natural Resources, Inc	86,803
74	*	Amyris Biotechnologies, Inc	1,974
5,959		Anadarko Petroleum Corp	453,837
4,636		Apache Corp	552,750
180		APCO Argentina, Inc	10,350
104	*	Approach Resources, Inc	2,402
1,955		Arch Coal, Inc	68,542
944	*	Atlas America, Inc	41,508
643	*	ATP Oil & Gas Corp	10,764
675	*	Atwood Oceanics, Inc	25,225
5,167		Baker Hughes, Inc	295,397
448	*	Basic Energy Services, Inc	7,383
617		Berry Petroleum Co (Class A)	26,963
553	*	Bill Barrett Corp	22,745
1,271	*	BPZ Energy, Inc	6,050
1,428	*	Brigham Exploration Co	38,899
433	*	Bristow Group, Inc	20,503
1,249		Cabot Oil & Gas Corp	47,275
1,143	*	Cal Dive International, Inc	6,481
354	*	Callon Petroleum Co	2,096
2,896	*	Cameron International Corp	146,914
235		CARBO Ceramics, Inc	24,332
417	*	Carrizo Oil & Gas, Inc	14,382
599	*	Cheniere Energy, Inc	3,306
8,005		Chesapeake Energy Corp	207,410
24,355		Chevron Corp	2,222,395
1,008		Cimarex Energy Co	89,238

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

90	*	Clayton Williams Energy, Inc	$7,557
485	*	Clean Energy Fuels Corp	6,712
377	*	Cloud Peak Energy, Inc	8,758
897	*	Cobalt International Energy, Inc	10,952
935	*	Complete Production Services, Inc	27,629
599	*	Comstock Resources, Inc	14,711
1,248	*	Concho Resources, Inc	109,412
18,071		ConocoPhillips	1,230,636
2,719		Consol Energy, Inc	132,524
151	*	Contango Oil & Gas Co	8,747
365	*	Continental Resources, Inc	21,480
598		Core Laboratories NV	53,252
456		Crosstex Energy, Inc	4,040
359	*	CVR Energy, Inc	5,450
80	*	Dawson Geophysical Co	2,552
69		Delek US Holdings, Inc	502
3,577	*	Delta Petroleum Corp	2,719
4,811	*	Denbury Resources, Inc	91,842
5,426	*	Devon Energy Corp	425,995
449		DHT Maritime, Inc	2,088
829		Diamond Offshore Drilling, Inc	55,435
994	*	Dresser-Rand Group, Inc	42,334
416	*	Dril-Quip, Inc	32,332
8,557		El Paso Corp	117,744
780	*	Endeavour International Corp	10,764
354	*	Energy Partners Ltd	5,260
607	*	Energy XXI Bermuda Ltd	16,796
3,049		EOG Resources, Inc	278,709
1,792		Equitable Resources, Inc	80,353
1,767		EXCO Resources, Inc	34,315
747	*	Exterran Holdings, Inc	17,891
62,005	d	Exxon Mobil Corp	4,533,807
1,465	*	FMC Technologies, Inc	130,253
1,348	*	Forest Oil Corp	51,184
1,200		Frontier Oil Corp	21,612
623		Frontline Ltd	15,806
386	*	FX Energy, Inc	2,374
1,809	*	Gastar Exploration Ltd	7,779
570		General Maritime Corp	1,853
153	*	Georesources, Inc	3,398
690	*	Global Geophysical Services, Inc	7,162
1,315	*	Global Industries Ltd	9,113
510	*	GMX Resources, Inc	2,815
383		Golar LNG Ltd	5,749
321	*	Goodrich Petroleum Corp	5,662
143	*	Green Plains Renewable Energy, Inc	1,610
190		Gulf Island Fabrication, Inc	5,354
287	*	Gulfmark Offshore, Inc	8,725
394	*	Gulfport Energy Corp	8,530
10,942		Halliburton Co	446,762
978	*	Harvest Natural Resources, Inc	11,902
1,693	*	Helix Energy Solutions Group, Inc	20,553
1,132		Helmerich & Payne, Inc	54,879
1,501	*	Hercules Offshore, Inc	5,193
3,592		Hess Corp	274,919
524		Holly Corp	21,363
301	*	Hornbeck Offshore Services, Inc	6,285
220		Houston American Energy Corp	3,980
1,568	*	International Coal Group, Inc	12,136
1,704	*	ION Geophysical Corp	14,450
13	*	Isramco, Inc	1,096
420	*	James River Coal Co	10,639
1,993	*	Key Energy Services, Inc	25,869
185		Knightsbridge Tankers Ltd	4,120
2,999	*	Kodiak Oil & Gas Corp	19,793

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

192	*	L&L Energy, Inc	$2,074
400		Lufkin Industries, Inc	24,956
1,790	*	Magnum Hunter Resources Corp	12,888
8,544		Marathon Oil Corp	316,384
1,373		Massey Energy Co	73,661
440	*	Matrix Service Co	5,359
2,762	*	McDermott International, Inc	57,146
974	*	McMoRan Exploration Co	16,694
226	*	Miller Petroleum, Inc	1,175
2,306		Murphy Oil Corp	171,912
3,362	*	Nabors Industries Ltd	78,873
5,048		National Oilwell Varco, Inc	339,478
136	*	Natural Gas Services Group, Inc	2,572
1,602	*	Newfield Exploration Co	115,520
1,250	*	Newpark Resources, Inc	7,700
2,103		Noble Energy, Inc	181,026
562		Nordic American Tanker Shipping	14,623
566	*	Northern Oil And Gas, Inc	15,401
570	*	Oasis Petroleum, Inc	15,458
9,861		Occidental Petroleum Corp	967,365
663	*	Oceaneering International, Inc	48,817
597	*	Oil States International, Inc	38,262
283		Overseas Shipholding Group, Inc	10,024
42	*	OYO Geospace Corp	4,163
578	*	Pacific Asia Petroleum, Inc	1,150
85		Panhandle Oil and Gas, Inc (Class A)	2,331
1,722	*	Parker Drilling Co	7,870
942	*	Patriot Coal Corp	18,247
1,800		Patterson-UTI Energy, Inc	38,790
3,235		Peabody Energy Corp	206,975
551		Penn Virginia Corp	9,268
3,628	*	PetroHawk Energy Corp	66,211
229	*	Petroleum Development Corp	9,666
815	*	Petroquest Energy, Inc	6,137
149	*	PHI, Inc	2,807
568	*	Pioneer Drilling Co	5,004
1,462		Pioneer Natural Resources Co	126,931
1,680	*	Plains Exploration & Production Co	53,995
2,036	*	Pride International, Inc	67,188
2,092		Questar Market Resources, Inc	75,961
1,420	*	Quicksilver Resources, Inc	20,931
671	*	RAM Energy Resources, Inc	1,235
1,920		Range Resources Corp	86,362
2,606	*	Rentech, Inc	3,179
460	*	Resolute Energy Corp	6,790
494	*	Rex Energy Corp	6,743
92	*	Rex Stores Corp	1,413
607	*	Rosetta Resources, Inc	22,847
1,533	*	Rowan Cos, Inc	53,517
506		RPC, Inc	9,160
4,435	*	SandRidge Energy, Inc	32,464
16,585		Schlumberger Ltd	1,384,847
156	*	Scorpio Tankers, Inc	1,577
272		SEACOR Holdings, Inc	27,496
135	*	Seahawk Drilling, Inc	1,208
482		Ship Finance International Ltd	10,373
1,467		Southern Union Co	35,311
4,170	*	Southwestern Energy Co	156,083
7,929		Spectra Energy Corp	198,146
754		St. Mary Land & Exploration Co	44,433
539	*	Stone Energy Corp	12,014
1,429		Sunoco, Inc	57,603
943	*	Superior Energy Services	32,996
457	*	Swift Energy Co	17,892
787	*	Syntroleum Corp	1,456

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

142	*	T-3 Energy Services, Inc	$5,656
480		Teekay Corp	15,878
320		Teekay Tankers Ltd (Class A)	3,949
364	*	Tesco Corp	5,780
1,671		Tesoro Corp	30,980
974	*	Tetra Technologies, Inc	11,561
737		Tidewater, Inc	39,680
1,763	*	TransAtlantic Petroleum Ltd	5,871
1,834	*	Ultra Petroleum Corp	87,610
300	*	Union Drilling, Inc	2,184
488	*	Unit Corp	22,682
1,254	*	Uranium Energy Corp	7,574
1,472	*	USEC, Inc	8,861
621		Vaalco Energy, Inc	4,446
6,819		Valero Energy Corp	157,655
5,036	*	Vantage Drilling Co	10,223
231	*	Venoco, Inc	4,262
414		W&T Offshore, Inc	7,398
580	*	Warren Resources, Inc	2,622
8,906	*	Weatherford International Ltd	203,057
605	*	Western Refining, Inc	6,401
704	*	Whiting Petroleum Corp	82,502
1,032	*	Willbros Group, Inc	10,134
7,036		Williams Cos, Inc	173,930
724		World Fuel Services Corp	26,180

		TOTAL ENERGY	19,453,949

FOOD & STAPLES RETAILING - 1.9%
207		Andersons, Inc	7,524
15		Arden Group, Inc (Class A)	1,238
650	*	BJ’s Wholesale Club, Inc	31,135
629		Casey’s General Stores, Inc	26,739
5,349		Costco Wholesale Corp	386,251
16,387		CVS Corp	569,776
184	*	Fresh Market, Inc	7,581
100		Ingles Markets, Inc (Class A)	1,920
7,763		Kroger Co	173,581
180		Nash Finch Co	7,652
248	*	Pantry, Inc	4,925
187		Pricesmart, Inc	7,112
7,015	*	Rite Aid Corp	6,196
520		Ruddick Corp	19,157
4,677		Safeway, Inc	105,186
217		Spartan Stores, Inc	3,678
2,554		Supervalu, Inc	24,595
91	*	Susser Holdings Corp	1,260
7,125		Sysco Corp	209,475
518	*	United Natural Foods, Inc	19,000
77		Village Super Market (Class A)	2,541
11,240		Walgreen Co	437,910
23,528		Wal-Mart Stores, Inc	1,268,864
133		Weis Markets, Inc	5,364
1,659	*	Whole Foods Market, Inc	83,929
610	*	Winn-Dixie Stores, Inc	4,374

		TOTAL FOOD & STAPLES RETAILING	3,416,963

FOOD BEVERAGE & TOBACCO - 4.9%
100		Alico, Inc	2,384
1,062	*	Alliance One International, Inc	4,503
25,081		Altria Group, Inc	617,494
7,745		Archer Daniels Midland Co	232,970
571		B&G Foods, Inc (Class A)	7,840
100	*	Boston Beer Co, Inc (Class A)	9,509
1,272		Brown-Forman Corp (Class B)	88,557
1,735		Bunge Ltd	113,677

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

125		Calavo Growers, Inc	$2,881
200	b	Cal-Maine Foods, Inc	6,316
2,213		Campbell Soup Co	76,902
841	*	Central European Distribution Corp	19,259
536	*	Chiquita Brands International, Inc	7,515
77		Coca-Cola Bottling Co Consolidated	4,280
25,567		Coca-Cola Co	1,681,542
3,839		Coca-Cola Enterprises, Inc	96,090
5,364		ConAgra Foods, Inc	121,119
2,181	*	Constellation Brands, Inc (Class A)	48,309
902		Corn Products International, Inc	41,492
878	*	Darling International, Inc	11,660
2,171	*	Dean Foods Co	19,192
2,385		Del Monte Foods Co	44,838
262		Diamond Foods, Inc	13,933
433	*	Dole Food Co, Inc	5,850
2,959		Dr Pepper Snapple Group, Inc	104,038
200		Farmer Bros Co	3,560
947		Flowers Foods, Inc	25,484
476		Fresh Del Monte Produce, Inc	11,876
7,991		General Mills, Inc	284,399
1,331	*	Green Mountain Coffee Roasters, Inc	43,737
38		Griffin Land & Nurseries, Inc (Class A)	1,230
3,808		H.J. Heinz Co	188,344
490	*	Hain Celestial Group, Inc	13,259
826	*	Hansen Natural Corp	43,183
954	*	Heckmann Corp	4,799
1,853		Hershey Co	87,369
845		Hormel Foods Corp	43,315
125		Imperial Sugar Co	1,671
192		J&J Snack Foods Corp	9,262
1,525		J.M. Smucker Co	100,116
92	*	John B. Sanfilippo & Son, Inc	1,144
3,103		Kellogg Co	158,501
19,316		Kraft Foods, Inc (Class A)	608,646
260		Lancaster Colony Corp	14,872
400		Lance, Inc	9,376
101		Limoneira Co	2,899
1,910		Lorillard, Inc	156,735
1,734		McCormick & Co, Inc	80,683
2,462		Mead Johnson Nutrition Co	153,260
1,586		Molson Coors Brewing Co (Class B)	79,601
129		National Beverage Corp	1,695
19,581		PepsiCo, Inc	1,279,227
22,473		Philip Morris International, Inc	1,315,344
586	*	Pilgrim’s Pride Corp	4,155
661	*	Ralcorp Holdings, Inc	42,972
4,046		Reynolds American, Inc	131,981
272		Sanderson Farms, Inc	10,649
7,959		Sara Lee Corp	139,362
77	*	Seneca Foods Corp	2,077
718	*	Smart Balance, Inc	3,109
1,571	*	Smithfield Foods, Inc	32,410
650	*	Star Scientific, Inc	1,268
215	*	Synutra International, Inc	2,892
379		Tootsie Roll Industries, Inc	10,980
417	*	TreeHouse Foods, Inc	21,305
3,645		Tyson Foods, Inc (Class A)	62,767
302		Universal Corp	12,291
760		Vector Group Ltd	13,163

		TOTAL FOOD BEVERAGE & TOBACCO	8,597,118

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
247	*	Abaxis, Inc	$6,632
400	*	Abiomed, Inc	3,844
143	*	Accretive Health, Inc	2,324
606	*	Accuray, Inc	4,091
5,117		Aetna, Inc	156,120
4,191	*	Agilent Technologies, Inc	173,633
114	*	Air Methods Corp	6,415
835		Alcon, Inc	136,439
700	*	Align Technology, Inc	13,678
312	*	Alliance Imaging, Inc	1,323
544	*	Allied Healthcare International, Inc	1,365
1,563	*	Allscripts Healthcare Solutions, Inc	30,119
72	*	Almost Family, Inc	2,766
620	*	Alphatec Holdings, Inc	1,674
341	*	Amedisys, Inc	11,424
101		America Service Group, Inc	1,529
155	*	American Dental Partners, Inc	2,094
909	*	American Medical Systems Holdings, Inc	17,144
623	*	AMERIGROUP Corp	27,362
3,400		AmerisourceBergen Corp	116,008
357	*	AMN Healthcare Services, Inc	2,192
451	*	Amsurg Corp	9,448
150		Analogic Corp	7,427
275	*	Angiodynamics, Inc	4,227
844	*	Antares Pharma, Inc	1,435
325	*	Arthrocare Corp	10,095
132	*	Assisted Living Concepts, Inc (A Shares)	4,294
404	*	athenahealth, Inc	16,556
18		Atrion Corp	3,230
1,222		Bard (C.R.), Inc	112,143
7,184		Baxter International, Inc	363,653
845		Beckman Coulter, Inc	63,569
2,809		Becton Dickinson & Co	237,416
412	*	Bio-Reference Labs, Inc	9,138
496	*	BioScrip, Inc	2,594
18,299	*	Boston Scientific Corp	138,522
1,034	*	Brookdale Senior Living, Inc	22,138
146		Cantel Medical Corp	3,416
236	*	Capital Senior Living Corp	1,581
4,360		Cardinal Health, Inc	167,032
291	*	CardioNet, Inc	1,362
2,135	*	CareFusion Corp	54,870
456	*	Catalyst Health Solutions, Inc	21,199
593	*	Centene Corp	15,027
829	*	Cerner Corp	78,540
449	*	Cerus Corp	1,105
281		Chemed Corp	17,846
128	*	Chindex International, Inc	2,111
3,324		Cigna Corp	121,858
1,105	*	Community Health Systems, Inc	41,294
185		Computer Programs & Systems, Inc	8,665
342	*	Conceptus, Inc	4,720
450	*	Conmed Corp	11,894
370	*	Continucare Corp	1,732
546		Cooper Cos, Inc	30,762
90	*	Corvel Corp	4,352
1,774	*	Coventry Health Care, Inc	46,834
6,038		Covidien plc	275,694
296	*	Cross Country Healthcare, Inc	2,507
253	*	CryoLife, Inc	1,371
158	*	Cutera, Inc	1,310
327	*	Cyberonics, Inc	10,144
85	*	Cynosure, Inc (Class A)	870

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,251	*	DaVita, Inc	$86,932
545	*	Delcath Systems, Inc	5,341
1,806		Dentsply International, Inc	61,711
689	*	DexCom, Inc	9,405
112	*	DynaVox, Inc	575
1,386	*	Edwards Lifesciences Corp	112,044
208	*	Electro-Optical Sciences, Inc	697
340	*	Emdeon, Inc	4,604
371	*	Emergency Medical Services Corp (Class A)	23,970
280	*	Emeritus Corp	5,519
536	*	Endologix, Inc	3,832
270		Ensign Group, Inc	6,715
78	*	Exactech, Inc	1,468
144	*	EXamWorks, Inc	2,661
6,839	*	Express Scripts, Inc	369,647
374	*	Five Star Quality Care, Inc	2,644
245	*	Genoptix, Inc	4,660
645	*	Gen-Probe, Inc	37,636
376	*	Gentiva Health Services, Inc	10,002
269	*	Greatbatch, Inc	6,496
360	*	Haemonetics Corp	22,745
259	*	Hanger Orthopedic Group, Inc	5,488
191	*	Hansen Medical, Inc	281
3,008	*	Health Management Associates, Inc (Class A)	28,696
1,227	*	Health Net, Inc	33,485
1,191	*	Healthsouth Corp	24,666
627	*	Healthspring, Inc	16,634
402	*	Healthways, Inc	4,486
114	*	HeartWare International, Inc	9,983
1,121	*	Henry Schein, Inc	68,818
759		Hill-Rom Holdings, Inc	29,882
335	*	HMS Holdings Corp	21,698
3,134	*	Hologic, Inc	58,982
1,998	*	Hospira, Inc	111,269
2,014	*	Humana, Inc	110,246
154	*	ICU Medical, Inc	5,621
720	*	Idexx Laboratories, Inc	49,838
866	*	Immucor, Inc	17,173
573	*	Insulet Corp	8,882
289	*	Integra LifeSciences Holdings Corp	13,670
472	*	Intuitive Surgical, Inc	121,658
316		Invacare Corp	9,531
1,041	*	Inverness Medical Innovations, Inc	38,101
220	*	IPC The Hospitalist Co, Inc	8,582
205	*	IRIS International, Inc	2,097
66	*	Kensey Nash Corp	1,837
472	*	Kindred Healthcare, Inc	8,671
744	*	Kinetic Concepts, Inc	31,159
1,367	*	Laboratory Corp of America Holdings	120,187
174		Landauer, Inc	10,435
213	*	LCA-Vision, Inc	1,225
267	*	LHC Group, Inc	8,010
634	*	LifePoint Hospitals, Inc	23,300
1,219		Lincare Holdings, Inc	32,706
430	*	Magellan Health Services, Inc	20,330
303	*	MAKO Surgical Corp	4,612
611		Masimo Corp	17,762
3,073		McKesson Corp	216,278
486	*	MedAssets, Inc	9,812
164	*	Medcath Corp	2,288
5,219	*	Medco Health Solutions, Inc	319,767
147	*	Medical Action Industries, Inc	1,408
231	*	Medidata Solutions, Inc	5,516
140		MedQuist, Inc	1,211

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

13,636		Medtronic, Inc	$505,758
314	*	Merge Healthcare, Inc	1,171
489		Meridian Bioscience, Inc	11,325
310	*	Merit Medical Systems, Inc	4,907
478	*	Metropolitan Health Networks, Inc	2,137
159	*	Molina Healthcare, Inc	4,428
131	*	MWI Veterinary Supply, Inc	8,273
100		National Healthcare Corp	4,627
316	*	Natus Medical, Inc	4,481
250	*	Neogen Corp	10,258
472	*	NuVasive, Inc	12,107
222	*	NxStage Medical, Inc	5,523
1,451		Omnicare, Inc	36,841
387	*	Omnicell, Inc	5,592
360	*	OraSure Technologies, Inc	2,070
181	*	Orthofix International NV	5,249
720	*	Orthovita, Inc	1,447
754		Owens & Minor, Inc	22,190
200	*	Palomar Medical Technologies, Inc	2,842
1,289		Patterson Cos, Inc	39,482
538	*	Pediatrix Medical Group, Inc	36,202
373	*	PharMerica Corp	4,271
97	*	Providence Service Corp	1,559
731	*	PSS World Medical, Inc	16,521
226		Quality Systems, Inc	15,779
1,795		Quest Diagnostics, Inc	96,876
333	*	Quidel Corp	4,812
300	*	RehabCare Group, Inc	7,110
1,820	*	Resmed, Inc	63,045
119	*	Rochester Medical Corp	1,299
611	*	RTI Biologics, Inc	1,631
230	*	Rural	3,353
599	*	Select Medical Holdings Corp	4,379
405	*	Sirona Dental Systems, Inc	16,921
246	*	Skilled Healthcare Group, Inc (Class A)	2,209
685	*	Solta Medical, Inc	2,089
166	*	SonoSite, Inc	5,246
330	*	Spectranetics Corp	1,703
3,988	*	St. Jude Medical, Inc	170,486
407	*	Staar Surgical Co	2,483
300	*	Stereotaxis, Inc	1,149
745		STERIS Corp	27,163
3,794		Stryker Corp	203,737
199	*	Sun Healthcare Group, Inc	2,519
557	*	Sunrise Senior Living, Inc	3,036
147	*	SurModics, Inc	1,745
738	*	SXC Health Solutions Corp	31,631
376	*	Symmetry Medical, Inc	3,478
435	*	Syneron Medical Ltd	4,433
146	*	Synovis Life Technologies, Inc	2,352
193	*	Team Health Holdings, Inc	2,999
484		Teleflex, Inc	26,044
5,785	*	Tenet Healthcare Corp	38,702
682	*	Thoratec Corp	19,314
466	*	TomoTherapy, Inc	1,682
76	*	Transcend Services, Inc	1,489
246	*	Triple-S Management Corp (Class B)	4,694
584	*	Unilife Corp	3,095
14,054		UnitedHealth Group, Inc	507,489
417		Universal American Financial Corp	8,528
1,080		Universal Health Services, Inc (Class B)	46,894
133	*	US Physical Therapy, Inc	2,636
1,505	*	Varian Medical Systems, Inc	104,266
200	*	Vascular Solutions, Inc	2,344

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,033	*	VCA Antech, Inc	$24,059
200	*	Vital Images, Inc	2,796
603	*	Volcano Corp	16,468
481	*	WellCare Health Plans, Inc	14,536
4,811	*	WellPoint, Inc	273,552
397		West Pharmaceutical Services, Inc	16,356
456	*	Wright Medical Group, Inc	7,082
68		Young Innovations, Inc	2,177
2,443	*	Zimmer Holdings, Inc	131,140
255	*	Zoll Medical Corp	9,494

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	7,765,503

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
1,031		Alberto-Culver Co	38,188
5,158		Avon Products, Inc	149,891
798	*	Central Garden and Pet Co (Class A)	7,884
853		Church & Dwight Co, Inc	58,874
1,776		Clorox Co	112,385
5,907		Colgate-Palmolive Co	474,746
350	*	Elizabeth Arden, Inc	8,054
809	*	Energizer Holdings, Inc	58,976
1,327		Estee Lauder Cos (Class A)	107,089
204		Female Health Co	1,161
744		Herbalife Ltd	50,867
140		Inter Parfums, Inc	2,639
5,022		Kimberly-Clark Corp	316,587
152	*	Medifast, Inc	4,390
559		Nu Skin Enterprises, Inc (Class A)	16,915
127	*	Nutraceutical International Corp	1,802
63		Oil-Dri Corp of America	1,354
400	*	Prestige Brands Holdings, Inc	4,780
34,932		Procter & Gamble Co	2,247,175
238	*	Revlon, Inc (Class A)	2,342
217	*	Spectrum Brands, Inc	6,764
92	*	USANA Health Sciences, Inc	3,997
314		WD-40 Co	12,648

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,689,508

INSURANCE - 3.8%
4,050		ACE Ltd	252,113
5,881		Aflac, Inc	331,864
69	*	Alleghany Corp	21,140
599		Allied World Assurance Co Holdings Ltd	35,605
6,476		Allstate Corp	206,455
629		American Equity Investment Life Holding Co	7,894
1,036		American Financial Group, Inc	33,452
1,471	*	American International Group, Inc	84,759
85		American National Insurance Co	7,278
118	*	American Safety Insurance Holdings Ltd	2,523
202	*	Amerisafe, Inc	3,535
294		Amtrust Financial Services, Inc	5,145
4,185		AON Corp	192,552
607	*	Arch Capital Group Ltd	53,446
374		Argo Group International Holdings Ltd	14,006
1,252		Arthur J. Gallagher & Co	36,408
961		Aspen Insurance Holdings Ltd	27,504
1,348		Assurant, Inc	51,925
2,211		Assured Guaranty Ltd	39,135
1,528		Axis Capital Holdings Ltd	54,825
125		Baldwin & Lyons, Inc (Class B)	2,941
20,954	*	Berkshire Hathaway, Inc (Class B)	1,678,624
1,536		Brown & Brown, Inc	36,772
3,706		Chubb Corp	221,026
1,758		Cincinnati Financial Corp	55,711

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

387	*	Citizens, Inc (Class A)	$2,883
303	*	CNA Financial Corp	8,196
198	*	CNA Surety Corp	4,689
2,903	*	Conseco, Inc	19,682
245	*	Crawford & Co (Class B)	833
571		Delphi Financial Group, Inc (Class A)	16,468
143		Donegal Group, Inc (Class A)	2,071
280	*	eHealth, Inc	3,973
60		EMC Insurance Group, Inc	1,358
620		Employers Holdings, Inc	10,838
551		Endurance Specialty Holdings Ltd	25,385
76	*	Enstar Group Ltd	6,428
363		Erie Indemnity Co (Class A)	23,766
710		Everest Re Group Ltd	60,222
155		FBL Financial Group, Inc (Class A)	4,444
2,808		Fidelity National Title Group, Inc (Class A)	38,413
1,253		First American Financial Corp	18,720
136		First Mercury Financial Corp	2,230
472		Flagstone Reinsurance Holdings Ltd	5,947
118	*	Fpic Insurance Group, Inc	4,361
5,894	*	Genworth Financial, Inc (Class A)	77,447
327	*	Greenlight Capital Re Ltd (Class A)	8,767
136	*	Hallmark Financial Services	1,238
539		Hanover Insurance Group, Inc	25,182
168		Harleysville Group, Inc	6,172
5,345		Hartford Financial Services Group, Inc	141,589
1,378		HCC Insurance Holdings, Inc	39,879
525	*	Hilltop Holdings, Inc	5,208
467		Horace Mann Educators Corp	8,425
205		Infinity Property & Casualty Corp	12,669
77		Kansas City Life Insurance Co	2,543
4,052		Lincoln National Corp	112,686
3,792		Loews Corp	147,547
553		Maiden Holdings Ltd	4,347
106	*	Markel Corp	40,082
6,518		Marsh & McLennan Cos, Inc	178,202
1,052		Max Capital Group Ltd	22,765
1,717	*	MBIA, Inc	20,587
694		Meadowbrook Insurance Group, Inc	7,114
303		Mercury General Corp	13,032
7,835		Metlife, Inc	348,186
855		Montpelier Re Holdings Ltd	17,049
667	*	National Financial Partners Corp	8,938
173		National Interstate Corp	3,702
27		National Western Life Insurance Co (Class A)	4,501
149	*	Navigators Group, Inc	7,502
3,022		Old Republic International Corp	41,190
313		OneBeacon Insurance Group Ltd (Class A)	4,745
943		PartnerRe Ltd	75,770
1,675	*	Phoenix Cos, Inc	4,255
543		Platinum Underwriters Holdings Ltd	24,419
200		Presidential Life Corp	1,986
270		Primerica, Inc	6,548
3,855		Principal Financial Group	125,519
400	*	ProAssurance Corp	24,240
8,090		Progressive Corp	160,748
1,036		Protective Life Corp	27,599
5,589		Prudential Financial, Inc	328,129
912		Reinsurance Group of America, Inc (Class A)	48,984
697		RenaissanceRe Holdings Ltd	44,392
224		RLI Corp	11,776
200		Safety Insurance Group, Inc	9,514
257		SeaBright Insurance Holdings, Inc	2,370
656		Selective Insurance Group, Inc	11,906

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

628		Stancorp Financial Group, Inc	$28,348
200		State Auto Financial Corp	3,484
200		Stewart Information Services Corp	2,306
440		Symetra Financial Corp	6,028
993		Torchmark Corp	59,322
503		Tower Group, Inc	12,867
713		Transatlantic Holdings, Inc	36,805
5,879		Travelers Cos, Inc	327,519
257	*	United America Indemnity Ltd	5,256
234		United Fire & Casualty Co	5,223
614		Unitrin, Inc	15,068
4,006		UnumProvident Corp	97,025
962		Validus Holdings Ltd	29,447
1,526		W.R. Berkley Corp	41,782
15		Wesco Financial Corp	5,526
92		White Mountains Insurance Group Ltd	30,875
4,131		XL Capital Ltd	90,138

		TOTAL INSURANCE	6,734,013

MATERIALS - 4.2%
412		A. Schulman, Inc	9,431
78	*	AEP Industries, Inc	2,024
2,557		Air Products & Chemicals, Inc	232,559
1,071		Airgas, Inc	66,895
1,349		AK Steel Holding Corp	22,083
1,104		Albemarle Corp	61,581
12,151		Alcoa, Inc	187,004
1,183		Allegheny Technologies, Inc	65,278
930	*	Allied Nevada Gold Corp	24,468
292		AMCOL International Corp	9,052
241		American Vanguard Corp	2,058
816		Aptargroup, Inc	38,817
297		Arch Chemicals, Inc	11,265
934		Ashland, Inc	47,503
331		Balchem Corp	11,191
1,111		Ball Corp	75,603
1,312		Bemis Co, Inc	42,850
807		Boise, Inc	6,400
300	*	Brush Engineered Materials, Inc	11,592
520		Buckeye Technologies, Inc	10,925
793		Cabot Corp	29,856
730	*	Calgon Carbon Corp	11,038
601	*	Capital Gold Corp	3,047
574		Carpenter Technology Corp	23,098
200	*	Castle (A.M.) & Co	3,682
1,861		Celanese Corp (Series A)	76,617
742	*	Century Aluminum Co	11,523
857		CF Industries Holdings, Inc	115,824
141	*	Clearwater Paper Corp	11,040
1,625		Cleveland-Cliffs, Inc	126,766
1,061	*	Coeur d’Alene Mines Corp	28,987
1,329		Commercial Metals Co	22,048
404		Compass Minerals International, Inc	36,065
1,947	*	Crown Holdings, Inc	64,990
584		Cytec Industries, Inc	30,987
127		Deltic Timber Corp	7,155
508		Domtar Corporation	38,567
13,886		Dow Chemical Co	474,068
10,913		Du Pont (E.I.) de Nemours & Co	544,341
525		Eagle Materials, Inc	14,831
868		Eastman Chemical Co	72,981
2,809		Ecolab, Inc	141,630
1,134	*	Ferro Corp	16,602
876		FMC Corp	69,984

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,656		Freeport-McMoRan Copper & Gold, Inc (Class B)	$679,228
1,260	*	General Moly, Inc	8,165
403	*	Georgia Gulf Corp	9,696
553		Glatfelter	6,785
743		Globe Specialty Metals, Inc	12,698
3,083	*	Golden Star Resources Ltd	14,151
207	*	Graham Packaging Co, Inc	2,699
1,659	*	Graphic Packaging Holding Co	6,454
415		Greif, Inc (Class A)	25,689
605		H.B. Fuller Co	12,415
107		Hawkins, Inc	4,751
128		Haynes International, Inc	5,354
760	*	Headwaters, Inc	3,481
2,915	*	Hecla Mining Co	32,823
716	*	Horsehead Holding Corp	9,337
2,678		Huntsman Corp	41,804
229		Innophos Holdings, Inc	8,262
957		International Flavors & Fragrances, Inc	53,200
5,257		International Paper Co	143,202
498	*	Intrepid Potash, Inc	18,570
1,794	*	Jaguar Mining, Inc	12,791
162		Kaiser Aluminum Corp	8,115
460	*	Kapstone Paper and Packaging Corp	7,038
75		KMG Chemicals, Inc	1,243
239		Koppers Holdings, Inc	8,551
139	*	Kraton Polymers LLC	4,302
230	*	Landec Corp	1,375
1,562	*	Louisiana-Pacific Corp	14,777
161	*	LSB Industries, Inc	3,906
821		Lubrizol Corp	87,748
547		Martin Marietta Materials, Inc	50,455
1,977		MeadWestvaco Corp	51,719
135	*	Metals USA Holdings Corp	2,057
246		Minerals Technologies, Inc	16,091
310	*	Molycorp, Inc	15,469
6,569		Monsanto Co	457,465
1,905		Mosaic Co	145,466
426		Myers Industries, Inc	4,149
1,559		Nalco Holding Co	49,794
162		Neenah Paper, Inc	3,188
125		NewMarket Corp	15,421
5,730		Newmont Mining Corp	351,993
113		NL Industries, Inc	1,261
133	*	Noranda Aluminium Holding Corp	1,942
3,795		Nucor Corp	166,297
943		Olin Corp	19,350
89		Olympic Steel, Inc	2,553
346	*	OM Group, Inc	13,324
511	*	Omnova Solutions, Inc	4,272
1,985	*	Owens-Illinois, Inc	60,940
1,223		Packaging Corp of America	31,602
1,112	*	PolyOne Corp	13,889
2,003		PPG Industries, Inc	168,392
3,684		Praxair, Inc	351,711
116		Quaker Chemical Corp	4,834
881		Reliance Steel & Aluminum Co	45,019
462		Rock-Tenn Co (Class A)	24,925
616	*	Rockwood Holdings, Inc	24,098
686		Royal Gold, Inc	37,476
1,552		RPM International, Inc	34,299
362	*	RTI International Metals, Inc	9,767
246		Schnitzer Steel Industries, Inc (Class A)	16,332
221		Schweitzer-Mauduit International, Inc	13,905
554		Scotts Miracle-Gro Co (Class A)	28,127

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,913		Sealed Air Corp	$48,686
479	*	Senomyx, Inc	3,415
600		Sensient Technologies Corp	22,038
1,110		Sherwin-Williams Co	92,963
1,461		Sigma-Aldrich Corp	97,244
650		Silgan Holdings, Inc	23,277
1,458	*	Solutia, Inc	33,651
1,203		Sonoco Products Co	40,505
2,037		Southern Copper Corp (NY)	99,283
370	*	Spartech Corp	3,463
2,595		Steel Dynamics, Inc	47,489
100		Stepan Co	7,627
574	*	Stillwater Mining Co	12,255
345	*	STR Holdings, Inc	6,900
1,260		Temple-Inland, Inc	26,762
298		Texas Industries, Inc	13,642
96	*	Texas Petrochemicals, Inc	2,911
1,680	*	Thompson Creek Metals Co, Inc	24,730
1,028	*	Titanium Metals Corp	17,661
30	*	United States Lime & Minerals, Inc	1,264
1,738		United States Steel Corp	101,534
72	*	Universal Stainless & Alloy	2,252
334	*	US Energy Corp Wyoming	2,031
1,134	*	US Gold Corp	9,151
1,208		Valspar Corp	41,652
1,507		Vulcan Materials Co	66,851
652		Walter Energy, Inc	83,352
784		Wausau Paper Corp	6,750
220		Westlake Chemical Corp	9,563
735		Worthington Industries, Inc	13,524
878	*	WR Grace & Co	30,844
260		Zep, Inc	5,169
350	*	Zoltek Cos, Inc	4,043

		TOTAL MATERIALS	7,402,980

MEDIA - 3.0%
210	*	AH Belo Corp (Class A)	1,827
361		Arbitron, Inc	14,989
159	*	Ascent Media Corp (Series A)	6,163
162	*	Ballantyne Strong, Inc	1,259
946	*	Belo (A.H.) Corp (Class A)	6,698
2,863		Cablevision Systems Corp (Class A)	96,884
136	*	Carmike Cinemas, Inc	1,050
8,189		CBS Corp (Class B)	156,000
463	*	Central European Media Enterprises Ltd (Class A) Nasdaq	9,422
610		Cinemark Holdings, Inc	10,516
700	*	CKX, Inc	2,821
400	*	Clear Channel Outdoor Holdings, Inc (Class A)	5,616
33,918		Comcast Corp (Class A)	745,179
200	*	Crown Media Holdings, Inc (Class A)	524
605	*	Dex One Corp	4,513
9,880	*	DIRECTV	394,508
3,422	*	Discovery Communications, Inc (Class A)	142,697
2,532		DISH Network Corp (Class A)	49,779
943	*	DreamWorks Animation SKG, Inc (Class A)	27,790
285	*	Entercom Communications Corp (Class A)	3,300
599	*	Entravision Communications Corp (Class A)	1,539
354	*	EW Scripps Co (Class A)	3,593
52	*	Fisher Communications, Inc	1,134
2,876		Gannett Co, Inc	43,399
137	*	Global Sources Ltd	1,304
591	*	Gray Television, Inc	1,105
700		Harte-Hanks, Inc	8,939
5,779	*	Interpublic Group of Cos, Inc	61,373

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

542		John Wiley & Sons, Inc (Class A)	$24,520
474	*	Journal Communications, Inc (Class A)	2,394
284	*	Knology, Inc	4,439
736	*	Lamar Advertising Co (Class A)	29,322
552	*	Lee Enterprises, Inc	1,358
2,848	*	Liberty Global, Inc (Class A)	100,762
878	*	Liberty Media Corp - Capital (Series A)	54,928
638	*	Liberty Media Corp - Starz	42,414
341	*	Lin TV Corp (Class A)	1,807
823	*	Lions Gate Entertainment Corp	5,358
1,699	*	Live Nation, Inc	19,403
562	*	Lodgenet Entertainment Corp	2,389
715	*	Madison Square Garden, Inc	18,433
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	1,056
732	*	McClatchy Co (Class A)	3,418
3,803		McGraw-Hill Cos, Inc	138,467
261	*	Media General, Inc (Class A)	1,509
493	*	Mediacom Communications Corp (Class A)	4,171
426		Meredith Corp	14,761
265		Morningstar, Inc	14,066
460		National CineMedia, Inc	9,159
1,565	*	New York Times Co (Class A)	15,337
27,608		News Corp (Class A)	401,973
3,697		Omnicom Group, Inc	169,323
183		Outdoor Channel Holdings, Inc	1,312
100	*	Playboy Enterprises, Inc (Class B)	522
485		Primedia, Inc	2,037
1,035		Regal Entertainment Group (Class A)	12,151
114	*	Rentrak Corp	3,438
365		Scholastic Corp	10,782
1,080		Scripps Networks Interactive (Class A)	55,890
540		Sinclair Broadcast Group, Inc (Class A)	4,417
46,778	*	Sirius XM Radio, Inc	76,716
157	*	SuperMedia, Inc	1,367
4,505		Thomson Corp	167,901
4,280		Time Warner Cable, Inc	282,608
13,726		Time Warner, Inc	441,566
601	*	Valassis Communications, Inc	19,442
7,281		Viacom, Inc (Class B)	288,400
3,996		Virgin Media, Inc	108,851
23,780		Walt Disney Co	891,989
675	*	Warner Music Group Corp	3,800
77		Washington Post Co (Class B)	33,842
251		World Wrestling Entertainment, Inc (Class A)	3,574

		TOTAL MEDIA	5,295,293

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
18,742		Abbott Laboratories	897,929
552	*	Accelrys, Inc	4,582
457	*	Acorda Therapeutics, Inc	12,458
166	*	Affymax, Inc	1,104
766	*	Affymetrix, Inc	3,853
1,200	*	Akorn, Inc	7,284
276	*	Albany Molecular Research, Inc	1,551
1,079	*	Alexion Pharmaceuticals, Inc	86,913
463	*	Alexza Pharmaceuticals, Inc	579
1,288	*	Alkermes, Inc	15,817
3,663		Allergan, Inc	251,538
955	*	Allos Therapeutics, Inc	4,403
434	*	Alnylam Pharmaceuticals, Inc	4,279
252	*	AMAG Pharmaceuticals, Inc	4,561
11,791	*	Amgen, Inc	647,325
1,697	*	Amylin Pharmaceuticals, Inc	24,963
249	*	Ardea Biosciences, Inc	6,474

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

955	*	Arena Pharmaceuticals, Inc	$1,643
1,355	*	Ariad Pharmaceuticals, Inc	6,911
364	*	Arqule, Inc	2,137
600	*	Array Biopharma, Inc	1,794
567	*	Auxilium Pharmaceuticals, Inc	11,964
745	*	AVANIR Pharmaceuticals, Inc	3,040
132	*	AVEO Pharmaceuticals, Inc	1,930
937	*	AVI BioPharma, Inc	1,986
572	*	BioCryst Pharmaceuticals, Inc	2,957
125	*	Biodel, Inc	229
3,054	*	Biogen Idec, Inc	204,771
1,203	*	BioMarin Pharmaceuticals, Inc	32,397
528	*	BioMimetic Therapeutics, Inc	6,706
247	*	Bio-Rad Laboratories, Inc (Class A)	25,651
794	*	Biosante Pharmaceuticals, Inc	1,302
45	*	Biospecifics Technologies Corp	1,152
252	*	Biotime, Inc	2,099
299	*	BMP Sunstone Corp	2,963
20,708		Bristol-Myers Squibb Co	548,348
869	*	Bruker BioSciences Corp	14,425
480	*	Cadence Pharmaceuticals, Inc	3,624
539	*	Caliper Life Sciences, Inc	3,417
206	*	Cambrex Corp	1,065
906	*	Celera Corp	5,708
5,570	*	Celgene Corp	329,410
175	*	Celldex Therapeutics, Inc	721
908	*	Cephalon, Inc	56,042
712	*	Cepheid, Inc	16,198
799	*	Charles River Laboratories International, Inc	28,396
1,587	*	Chelsea Therapeutics International, Inc	11,903
118	*	Clinical Data, Inc	1,877
59	*	Codexis, Inc	628
804	*	Combinatorx, Inc	1,270
104	*	Compound partnering business	1,503
772	*	Covance, Inc	39,689
805	*	Cubist Pharmaceuticals, Inc	17,227
754	*	Curis, Inc	1,493
565	*	Cypress Bioscience, Inc	3,661
530	*	Cytokinetics, Inc	1,108
335	*	Cytori Therapeutics, Inc	1,739
1,260	*	Cytrx	1,273
1,787	*	Dendreon Corp	62,402
567	*	Depomed, Inc	3,606
241	*	Dionex Corp	28,440
698	*	Durect Corp	2,408
1,197	*	Dyax Corp	2,562
859	*	Dynavax Technologies Corp	2,749
12,599		Eli Lilly & Co	441,469
220	*	Emergent Biosolutions, Inc	5,161
1,415	*	Endo Pharmaceuticals Holdings, Inc	50,530
242	*	Enzo Biochem, Inc	1,278
551	*	Enzon Pharmaceuticals, Inc	6,706
723	*	eResearch Technology, Inc	5,314
218	*	Eurand NV	2,579
422	*	Exact Sciences Corp	2,524
1,296	*	Exelixis, Inc	10,640
3,437	*	Forest Laboratories, Inc	109,915
270	*	Genomic Health, Inc	5,775
3,214	*	Genzyme Corp	228,837
1,012	*	Geron Corp	5,232
10,434	*	Gilead Sciences, Inc	378,127
867	*	Halozyme Therapeutics, Inc	6,867
118	*	Hi-Tech Pharmacal Co, Inc	2,944
2,255	*	Human Genome Sciences, Inc	53,872

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

431	*	Idenix Pharmaceuticals, Inc	$2,172
1,466	*	Illumina, Inc	92,856
811	*	Immunogen, Inc	7,510
1,809	*	Immunomedics, Inc	6,476
738	*	Impax Laboratories, Inc	14,841
1,128	*	Incyte Corp	18,680
224	*	Infinity Pharmaceuticals, Inc	1,328
620	*	Inhibitex, Inc	1,612
708	*	Inspire Pharmaceuticals, Inc	5,947
464	*	InterMune, Inc	16,890
238	*	Ironwood Pharmaceuticals, Inc	2,463
1,170	*	Isis Pharmaceuticals, Inc	11,840
187	*	Jazz Pharmaceuticals, Inc	3,680
33,622		Johnson & Johnson	2,079,520
135	*	Kendle International, Inc	1,470
618	*	Keryx Biopharmaceuticals, Inc	2,830
2,997	*	King Pharmaceuticals, Inc	42,108
2,404	*	Lexicon Pharmaceuticals, Inc	3,462
2,218	*	Life Technologies Corp	123,099
230	*	Ligand Pharmaceuticals, Inc (Class B)	2,052
588	*	Luminex Corp	10,749
641	*	MannKind Corp	5,166
94	*	MAP Pharmaceuticals, Inc	1,574
400	*	Martek Biosciences Corp	12,520
317		Maxygen, Inc	1,246
547	*	Medicines Co	7,729
709		Medicis Pharmaceutical Corp (Class A)	18,994
358	*	Medivation, Inc	5,431
38,050		Merck & Co, Inc	1,371,321
431	*	Metabolix, Inc	5,245
410	*	Mettler-Toledo International, Inc	61,996
964	*	Micromet, Inc	7,828
571	*	Momenta Pharmaceuticals, Inc	8,548
5,284	*	Mylan Laboratories, Inc	111,651
1,132	*	Myriad Genetics, Inc	25,855
612	*	Nabi Biopharmaceuticals	3,543
1,110	*	Nektar Therapeutics	14,264
516	*	Neuralstem, Inc	1,094
559	*	Neurocrine Biosciences, Inc	4,271
410	*	NeurogesX, Inc	2,608
765	*	Novavax, Inc	1,859
709	*	NPS Pharmaceuticals, Inc	5,601
203	*	Obagi Medical Products, Inc	2,345
215	*	Omeros Corp	1,772
797	*	Onyx Pharmaceuticals, Inc	29,385
1,089	*	Opko Health, Inc	3,997
348	*	Optimer Pharmaceuticals, Inc	3,936
224	*	Orexigen Therapeutics, Inc	1,810
170	*	Osiris Therapeutics, Inc	1,324
185	*	Pacific Biosciences of California, Inc	2,943
300		Pain Therapeutics, Inc	2,025
424	*	Par Pharmaceutical Cos, Inc	16,328
647	*	Parexel International Corp	13,736
1,837		PDL BioPharma, Inc	11,445
617	*	Peregrine Pharmaceuticals, Inc	1,419
1,408		PerkinElmer, Inc	36,355
960		Perrigo Co	60,797
98,433		Pfizer, Inc	1,723,561
1,248		Pharmaceutical Product Development, Inc	33,871
468	*	Pharmacyclics, Inc	2,845
351	*	Pharmasset, Inc	15,237
322	*	Pozen, Inc	2,141
300	*	Progenics Pharmaceuticals, Inc	1,638
409	*	Pure Bioscience	908

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

622	*	Questcor Pharmaceuticals, Inc	$9,162
764	*	Regeneron Pharmaceuticals, Inc	25,082
517	*	Rigel Pharmaceuticals, Inc	3,893
722	*	Salix Pharmaceuticals Ltd	33,905
410	*	Sangamo Biosciences, Inc	2,722
630	*	Santarus, Inc	2,060
739	*	Savient Pharmaceuticals, Inc	8,232
450	*	Sciclone Pharmaceuticals, Inc	1,881
1,012	*	Seattle Genetics, Inc	15,129
805	*	Sequenom, Inc	6,456
310	*	SIGA Technologies, Inc	4,340
354	*	Somaxon Pharmaceuticals, Inc	1,115
394	*	Spectrum Pharmaceuticals, Inc	2,707
1,224	*	StemCells, Inc	1,322
703	*	SuperGen, Inc	1,842
271	*	Synta Pharmaceuticals Corp	1,659
614	*	Talecris Biotherapeutics Holdings Corp	14,306
286	*	Targacept, Inc	7,579
463		Techne Corp	30,405
750	*	Theravance, Inc	18,803
4,941	*	Thermo Electron Corp	273,534
596	*	United Therapeutics Corp	37,679
317	*	Vanda Pharmaceuticals, Inc	2,999
2,471	*	Vertex Pharmaceuticals, Inc	86,559
423	*	Vical, Inc	854
931	*	Viropharma, Inc	16,125
979	*	Vivus, Inc	9,173
1,080		Warner Chilcott plc	24,365
1,129	*	Waters Corp	87,735
1,347	*	Watson Pharmaceuticals, Inc	69,573
288	*	Xenoport, Inc	2,454
599	*	ZIOPHARM Oncology, Inc	2,791

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,704,095

REAL ESTATE - 2.6%
483		Acadia Realty Trust	8,810
79		Agree Realty Corp	2,069
24		Alexander’s, Inc	9,895
602		Alexandria Real Estate Equities, Inc	44,103
2,025		AMB Property Corp	64,213
786		American Campus Communities, Inc	24,963
396		American Capital Agency Corp	11,381
7,458		Annaly Mortgage Management, Inc	133,646
1,428		Anworth Mortgage Asset Corp	9,996
1,446		Apartment Investment & Management Co (Class A)	37,365
131		Apollo Commercial Real Estate Finance, Inc	2,142
548	*	Ashford Hospitality Trust, Inc	5,288
672		Associated Estates Realty Corp	10,275
973		AvalonBay Communities, Inc	109,511
110	*	Avatar Holdings, Inc	2,180
1,291		BioMed Realty Trust, Inc	24,077
1,674		Boston Properties, Inc	144,130
1,550		Brandywine Realty Trust	18,058
720		BRE Properties, Inc (Class A)	31,320
806		Camden Property Trust	43,508
373		Campus Crest Communities, Inc	5,229
1,088		Capital Lease Funding, Inc	6,332
838		Capstead Mortgage Corp	10,550
3,368	*	CB Richard Ellis Group, Inc (Class A)	68,977
1,729		CBL & Associates Properties, Inc	30,258
1,018		Cedar Shopping Centers, Inc	6,403
105		Chatham Lodging Trust	1,811
462		Chesapeake Lodging Trust	8,690
10,634		Chimera Investment Corp	43,706

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

509		Cogdell Spencer, Inc	$2,952
806		Colonial Properties Trust	14,548
175		Colony Financial, Inc	3,504
59		Consolidated-Tomoka Land Co	1,705
238		Coresite Realty	3,246
691		Corporate Office Properties Trust	24,150
1,084		Cousins Properties, Inc	9,041
158		CreXus Investment Corp	2,070
523		Cypress Sharpridge Investments, Inc	6,752
2,531		DCT Industrial Trust, Inc	13,440
2,398		Developers Diversified Realty Corp	33,788
1,854		DiamondRock Hospitality Co	22,248
1,048		Digital Realty Trust, Inc	54,014
1,381		Douglas Emmett, Inc	22,925
2,789		Duke Realty Corp	34,751
513		DuPont Fabros Technology, Inc	10,912
142		Dynex Capital, Inc	1,551
305		EastGroup Properties, Inc	12,908
684		Education Realty Trust, Inc	5,315
496		Entertainment Properties Trust	22,940
316		Equity Lifestyle Properties, Inc	17,674
415		Equity One, Inc	7,545
3,355		Equity Residential	174,291
363		Essex Property Trust, Inc	41,462
183		Excel Trust, Inc	2,214
1,040		Extra Space Storage, Inc	18,096
697		Federal Realty Investment Trust	54,317
2,088	*	FelCor Lodging Trust, Inc	14,700
1,135	*	First Industrial Realty Trust, Inc	9,943
447		First Potomac Realty Trust	7,519
1,536	*	Forest City Enterprises, Inc (Class A)	25,636
498	*	Forestar Real Estate Group, Inc	9,611
839		Franklin Street Properties Corp	11,956
4,839	b	General Growth Properties, Inc	74,908
404		Getty Realty Corp	12,637
105		Gladstone Commercial Corp	1,977
1,568		Glimcher Realty Trust	13,171
297		Government Properties Income Trust	7,957
442		Hatteras Financial Corp	13,379
3,728		HCP, Inc	137,152
1,779		Health Care REIT, Inc	84,752
716		Healthcare Realty Trust, Inc	15,158
1,566		Hersha Hospitality Trust	10,336
856		Highwoods Properties, Inc	27,264
429		Home Properties, Inc	23,805
1,473		Hospitality Properties Trust	33,938
7,992		Host Marriott Corp	142,816
292	*	Howard Hughes Corp	15,891
678		HRPT Properties Trust	17,296
467		Hudson Pacific Properties	7,028
843		Inland Real Estate Corp	7,418
352		Invesco Mortgage Capital, Inc	7,688
895		Investors Real Estate Trust	8,028
1,264	*	iStar Financial, Inc	9,884
506		Jones Lang LaSalle, Inc	42,464
255	*	Kennedy-Wilson Holdings, Inc	2,547
620		Kilroy Realty Corp	22,611
5,399		Kimco Realty Corp	97,398
715		Kite Realty Group Trust	3,868
904		LaSalle Hotel Properties	23,866
1,198		Lexington Corporate Properties Trust	9,524
1,259		Liberty Property Trust	40,187
249		LTC Properties, Inc	6,992

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,563		Macerich Co	$74,039
947		Mack-Cali Realty Corp	31,308
3,650	*	Maguire Properties, Inc	10,038
1,127		Medical Properties Trust, Inc	12,205
3,378		MFA Mortgage Investments, Inc	27,564
339		Mid-America Apartment Communities, Inc	21,523
220		Mission West Properties, Inc	1,472
237		Monmouth Real Estate Investment Corp (Class A)	2,015
295		National Health Investors, Inc	13,281
1,013		National Retail Properties, Inc	26,845
1,404		Nationwide Health Properties, Inc	51,078
753	*	Newcastle Investment Corp	5,045
2,419		NorthStar Realty Finance Corp	11,490
499		NRDC Acquisition Corp	4,945
1,045		Omega Healthcare Investors, Inc	23,450
498		One Liberty Properties, Inc	8,317
259		Parkway Properties, Inc	4,538
233		Pebblebrook Hotel Trust	4,735
759		Pennsylvania Real Estate Investment Trust	11,028
204		Pennymac Mortgage Investment Trust	3,703
556		Piedmont Office Realty Trust, Inc	11,198
1,962		Plum Creek Timber Co, Inc	73,477
588		Post Properties, Inc	21,344
481		Potlatch Corp	15,657
6,909		Prologis	99,766
235		PS Business Parks, Inc	13,094
1,796		Public Storage, Inc	182,149
1,238	*	RAIT Investment Trust	2,711
459		Ramco-Gershenson Properties	5,715
964		Rayonier, Inc	50,629
1,234		Realty Income Corp	42,203
936		Redwood Trust, Inc	13,974
1,068		Regency Centers Corp	45,112
500		Resource Capital Corp	3,690
199		Sabra Healthcare REIT, Inc	3,662
133		Saul Centers, Inc	6,298
1,422		Senior Housing Properties Trust	31,199
3,651		Simon Property Group, Inc	363,237
929		SL Green Realty Corp	62,717
311		Sovran Self Storage, Inc	11,448
1,116	*	St. Joe Co	24,385
542		Starwood Property Trust, Inc	11,642
1,873	*	Strategic Hotels & Resorts, Inc	9,908
236		Sun Communities, Inc	7,861
1,224	*	Sunstone Hotel Investors, Inc	12,644
529		Tanger Factory Outlet Centers, Inc	27,080
659		Taubman Centers, Inc	33,266
156	*	Tejon Ranch Co	4,298
108	*	Terreno Realty Corp	1,936
408	*	Thomas Properties Group, Inc	1,722
308		Two Harbors Investment Corp	3,015
1,951		UDR, Inc	45,888
120		UMH Properties, Inc	1,224
200		Universal Health Realty Income Trust	7,306
213		Urstadt Biddle Properties, Inc (Class A)	4,143
1,389		U-Store-It Trust	13,237
1,860		Ventas, Inc	97,613
1,906		Vornado Realty Trust	158,826
287		Walter Investment Management Corp	5,149
704		Washington Real Estate Investment Trust	21,817
1,372		Weingarten Realty Investors	32,599
6,548		Weyerhaeuser Co	123,954
242		Winthrop Realty Trust	3,095

		TOTAL REAL ESTATE	4,599,057

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

RETAILING - 3.8%
3,078	*	1-800-FLOWERS.COM, Inc (Class A)	$8,280
521	*	99 Cents Only Stores	8,305
1,092		Abercrombie & Fitch Co (Class A)	62,932
1,059		Advance Auto Parts, Inc	70,053
1,127	*	Aeropostale, Inc	27,769
4,306	*	Amazon.com, Inc	775,081
2,498		American Eagle Outfitters, Inc	36,546
122	*	America’s Car-Mart, Inc	3,304
671	*	AnnTaylor Stores Corp	18,379
359	*	Asbury Automotive Group, Inc	6,634
200	*	Audiovox Corp (Class A)	1,726
877	*	Autonation, Inc	24,731
346	*	Autozone, Inc	94,316
709		Barnes & Noble, Inc	10,032
380		Bebe Stores, Inc	2,265
3,170	*	Bed Bath & Beyond, Inc	155,806
4,150		Best Buy Co, Inc	142,304
334		Big 5 Sporting Goods Corp	5,100
961	*	Big Lots, Inc	29,272
158	*	Blue Nile, Inc	9,015
142	*	Bon-Ton Stores, Inc/the	1,798
792	*	Borders Group, Inc	713
482		Brown Shoe Co, Inc	6,714
310		Buckle, Inc	11,709
200	*	Build-A-Bear Workshop, Inc	1,528
535	*	Cabela’s, Inc	11,636
2,687	*	Carmax, Inc	85,662
514	*	Casual Male Retail Group, Inc	2,436
525		Cato Corp (Class A)	14,390
2,840	*	Charming Shoppes, Inc	10,082
2,122		Chico’s FAS, Inc	25,528
335	*	Children’s Place Retail Stores, Inc	16,629
390		Christopher & Banks Corp	2,399
243	*	Citi Trends, Inc	5,966
657	*	Coldwater Creek, Inc	2,083
1,063	*	Collective Brands, Inc	22,429
142	*	Conn’s, Inc	665
108	*	Core-Mark Holding Co, Inc	3,844
59	*	Destination Maternity Corp	2,238
1,038	*	Dick’s Sporting Goods, Inc	38,925
550		Dillard’s, Inc (Class A)	20,867
804	*	Dollar General Corp	24,659
1,531	*	Dollar Tree, Inc	85,858
719	*	Dress Barn, Inc	18,996
969	*	Drugstore.Com	2,141
200	*	DSW, Inc (Class A)	7,820
2,472		Expedia, Inc	62,022
189		Express Parent LLC	3,553
1,628		Family Dollar Stores, Inc	80,928
681		Finish Line, Inc (Class A)	11,706
2,149		Foot Locker, Inc	42,163
480		Fred’s, Inc (Class A)	6,605
171		Gaiam, Inc (Class A)	1,317
1,843	*	GameStop Corp (Class A)	42,168
5,533		Gap, Inc	122,501
349	*	Genesco, Inc	13,084
1,912		Genuine Parts Co	98,163
300		Group 1 Automotive, Inc	12,528
756		Guess ?, Inc	35,774
166		Haverty Furniture Cos, Inc	2,155
176	*	hhgregg, Inc	3,687
373	*	Hibbett Sports, Inc	13,764
20,394		Home Depot, Inc	715,013
450		Hot Topic, Inc	2,822

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

475	*	HSN, Inc	$14,554
665	*	J Crew Group, Inc	28,688
3,034		JC Penney Co, Inc	98,029
317	*	Jo-Ann Stores, Inc	19,090
349	*	JOS A Bank Clothiers, Inc	14,072
145	*	Kirkland’s, Inc	2,034
3,696	*	Kohl’s Corp	200,840
7,198	*	Liberty Media Holding Corp (Interactive A)	113,512
3,240		Limited Brands, Inc	99,565
205		Lithia Motors, Inc (Class A)	2,929
1,720	*	LKQ Corp	39,078
17,377		Lowe’s Cos, Inc	435,814
278	*	Lumber Liquidators, Inc	6,925
5,081		Macy’s, Inc	128,549
257	*	MarineMax, Inc	2,403
593		Men’s Wearhouse, Inc	14,813
251	*	Midas, Inc	2,036
362		Monro Muffler, Inc	12,504
481	*	NetFlix, Inc	84,512
512	*	New York & Co, Inc	2,263
1,992		Nordstrom, Inc	84,421
414		Nutri/System, Inc	8,706
3,305	*	Office Depot, Inc	17,847
1,103	*	OfficeMax, Inc	19,523
482	*	Orbitz Worldwide, Inc	2,694
1,637	*	O’Reilly Automotive, Inc	98,908
176	*	Overstock.com, Inc	2,900
886	*	Pacific Sunwear Of California, Inc	4,802
500	*	Penske Auto Group, Inc	8,710
614		PEP Boys - Manny Moe & Jack	8,246
278		PetMed Express, Inc	4,951
1,427		Petsmart, Inc	56,823
1,378	*	Pier 1 Imports, Inc	14,469
568	*	Priceline.com, Inc	226,945
1,485		RadioShack Corp	27,458
793		Rent-A-Center, Inc	25,598
298	*	Retail Ventures, Inc	4,857
1,475		Ross Stores, Inc	93,294
180	*	Rue21, Inc	5,276
1,641	*	Saks, Inc	17,559
1,125	*	Sally Beauty Holdings, Inc	16,346
546	*	Sears Holdings Corp	40,268
660	*	Select Comfort Corp	6,026
66	*	Shoe Carnival, Inc	1,782
322	*	Shutterfly, Inc	11,280
1,056	*	Signet Jewelers Ltd	45,830
481		Sonic Automotive, Inc (Class A)	6,368
411		Stage Stores, Inc	7,127
8,788		Staples, Inc	200,103
200		Stein Mart, Inc	1,850
151		Systemax, Inc	2,129
846	*	Talbots, Inc	7,208
8,868		Target Corp	533,232
1,496		Tiffany & Co	93,156
4,913		TJX Companies, Inc	218,088
864		Tractor Supply Co	41,895
228	*	Tuesday Morning Corp	1,204
377	*	Ulta Salon Cosmetics & Fragrance, Inc	12,818
1,468	*	Urban Outfitters, Inc	52,569
150	*	US Auto Parts Network, Inc	1,260
174	*	Vitacost.com, Inc	992
191	*	Vitamin Shoppe, Inc	6,425
178	*	West Marine, Inc	1,883
1,045	*	Wet Seal, Inc (Class A)	3,867

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,135		Williams-Sonoma, Inc	$40,508
245	*	Zumiez, Inc	6,583

		TOTAL RETAILING	6,606,512

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
395	*	Advanced Analogic Technologies, Inc	1,584
504	*	Advanced Energy Industries, Inc	6,875
7,126	*	Advanced Micro Devices, Inc	58,291
3,633		Altera Corp	129,261
1,245	*	Amkor Technology, Inc	9,201
891	*	Anadigics, Inc	6,175
3,619		Analog Devices, Inc	136,327
16,178		Applied Materials, Inc	227,300
891	*	Applied Micro Circuits Corp	9,516
841	*	Atheros Communications, Inc	30,209
5,300	*	Atmel Corp	65,296
395	*	ATMI, Inc	7,876
1,280		Avago Technologies Ltd	36,442
1,218	*	Axcelis Technologies, Inc	4,214
1,188	*	AXT, Inc	12,403
5,979		Broadcom Corp (Class A)	260,384
831	*	Brooks Automation, Inc	7,537
285	*	Cabot Microelectronics Corp	11,813
534	*	Cavium Networks, Inc	20,121
234	*	Ceva, Inc	4,797
821	*	Cirrus Logic, Inc	13,120
280		Cohu, Inc	4,642
955	*	Conexant Systems, Inc	1,557
1,286	*	Cree, Inc	84,735
364	*	Cymer, Inc	16,405
1,971	*	Cypress Semiconductor Corp	36,621
395	*	Diodes, Inc	10,661
289	*	DSP Group, Inc	2,352
585	*	Energy Conversion Devices, Inc	2,691
1,363	*	Entegris, Inc	10,182
903	*	Entropic Communications, Inc	10,908
2,598	*	Evergreen Solar, Inc	1,515
520	*	Exar Corp	3,630
1,414	*	Fairchild Semiconductor International, Inc	22,073
451	*	FEI Co	11,911
737	*	First Solar, Inc	95,913
593	*	Formfactor, Inc	5,266
1,943	*	FSI International, Inc	8,588
234	*	GSI Technology, Inc	1,895
760	*	GT Solar International, Inc	6,931
319	*	Hittite Microwave Corp	19,472
83	*	Inphi Corp	1,667
1,945	*	Integrated Device Technology, Inc	12,954
306	*	Integrated Silicon Solution, Inc	2,457
67,561		Intel Corp	1,420,807
853	*	International Rectifier Corp	25,326
1,411		Intersil Corp (Class A)	21,546
257	*	IXYS Corp	2,986
2,049		Kla-Tencor Corp	79,173
800	*	Kopin Corp	3,328
848	*	Kulicke & Soffa Industries, Inc	6,106
1,524	*	Lam Research Corp	78,913
1,300	*	Lattice Semiconductor Corp	7,878
2,683		Linear Technology Corp	92,805
7,838	*	LSI Logic Corp	46,950
584	*	LTX-Credence Corp	4,322
6,444	*	Marvell Technology Group Ltd	119,536
609	*	Mattson Technology, Inc	1,827
3,678		Maxim Integrated Products, Inc	86,874
87	*	MaxLinear, Inc	936

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,748	*	MEMC Electronic Materials, Inc	$30,942
797		Micrel, Inc	10,353
2,218		Microchip Technology, Inc	75,878
10,253	*	Micron Technology, Inc	82,229
1,063	*	Microsemi Corp	24,343
378	*	Mindspeed Technologies, Inc	2,306
436	*	MIPS Technologies, Inc	6,610
604	*	MKS Instruments, Inc	14,792
407	*	Monolithic Power Systems, Inc	6,724
316	*	MoSys, Inc	1,798
214	*	Nanometrics, Inc	2,746
2,758		National Semiconductor Corp	37,950
753	*	Netlogic Microsystems, Inc	23,652
1,139	*	Novellus Systems, Inc	36,812
55	*	NVE Corp	3,181
6,799	*	Nvidia Corp	104,705
634	*	Omnivision Technologies, Inc	18,773
4,849	*	ON Semiconductor Corp	47,908
268	*	PDF Solutions, Inc	1,292
304	*	Pericom Semiconductor Corp	3,338
666	*	Photronics, Inc	3,936
410	*	PLX Technology, Inc	1,480
2,763	*	PMC - Sierra, Inc	23,734
297		Power Integrations, Inc	11,922
1,317	*	Rambus, Inc	26,972
3,137	*	RF Micro Devices, Inc	23,057
149	*	Rubicon Technology, Inc	3,141
351	*	Rudolph Technologies, Inc	2,889
936	*	Semtech Corp	21,191
373	*	Sigma Designs, Inc	5,285
1,131	*	Silicon Image, Inc	8,313
555	*	Silicon Laboratories, Inc	25,541
2,126	*	Skyworks Solutions, Inc	60,867
155	*	Spansion, Inc	3,209
300	*	Standard Microsystems Corp	8,649
1,166	*	Sunpower Corp (Class A)	14,960
100	*	Supertex, Inc	2,418
2,167	*	Teradyne, Inc	30,425
605	*	Tessera Technologies, Inc	13,401
14,841		Texas Instruments, Inc	482,332
598	*	Trident Microsystems, Inc	1,064
1,986	*	Triquint Semiconductor, Inc	23,216
267	*	Ultra Clean Holdings	2,486
283	*	Ultratech, Inc	5,626
881	*	Varian Semiconductor Equipment Associates, Inc	32,571
512	*	Veeco Instruments, Inc	21,996
288	*	Volterra Semiconductor Corp	6,670
3,116		Xilinx, Inc	90,302
619	*	Zoran Corp	5,447

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,932,513

SOFTWARE & SERVICES - 8.4%
7,363		Accenture plc	357,032
400	*	ACI Worldwide, Inc	10,748
6,249		Activision Blizzard, Inc	77,738
620	*	Actuate Corp	3,534
820	*	Acxiom Corp	14,063
6,341	*	Adobe Systems, Inc	195,176
187	*	Advent Software, Inc	10,831
2,185	*	Akamai Technologies, Inc	102,804
642	*	Alliance Data Systems Corp	45,601
2,552	*	Amdocs Ltd	70,103
276		American Software, Inc (Class A)	1,869
224	*	Ancestry.com, Inc	6,344
1,083	*	Ansys, Inc	56,392

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,288	*	AOL, Inc	$30,538
146	*	Archipelago Learning, Inc	1,432
1,084	*	Ariba, Inc	25,463
1,879	*	Art Technology Group, Inc	11,236
756	*	Aspen Technology, Inc	9,601
2,757	*	Autodesk, Inc	105,317
6,249		Automatic Data Processing, Inc	289,204
538		Blackbaud, Inc	13,934
426	*	Blackboard, Inc	17,594
2,184	*	BMC Software, Inc	102,954
167	*	Booz Allen Hamilton Holding Co	3,245
300	*	Bottomline Technologies, Inc	6,513
1,693		Broadridge Financial Solutions, Inc	37,127
90	*	BroadSoft, Inc	2,149
4,682		CA, Inc	114,428
372	*	CACI International, Inc (Class A)	19,865
3,247	*	Cadence Design Systems, Inc	26,820
75		Cass Information Systems, Inc	2,846
404	*,b	CDC Corp	1,418
834	*	Ciber, Inc	3,903
2,238	*	Citrix Systems, Inc	153,102
3,779	*	Cognizant Technology Solutions Corp (Class A)	276,963
487	*	Commvault Systems, Inc	13,938
1,859		Computer Sciences Corp	92,206
174	*	Computer Task Group, Inc	1,893
2,948	*	Compuware Corp	34,403
276	*	comScore, Inc	6,158
491	*	Concur Technologies, Inc	25,498
342	*	Constant Contact, Inc	10,599
1,260	*	Convergys Corp	16,594
485	*	CSG Systems International, Inc	9,186
485	*	DealerTrack Holdings, Inc	9,734
235	*	Deltek, Inc	1,706
229	*	DemandTec, Inc	2,482
187	*	Dice Holdings, Inc	2,683
453	*	Digital River, Inc	15,592
85	*	DMRC Corp	2,551
426		DST Systems, Inc	18,893
1,405		Earthlink, Inc	12,083
13,882	*	eBay, Inc	386,335
322	*	Ebix, Inc	7,622
134	*	Echo Global Logistics, Inc	1,613
4,017	*	Electronic Arts, Inc	65,798
94	*	Envestnet, Inc	1,604
698	*	Epicor Software Corp	7,050
405		EPIQ Systems, Inc	5,561
542	*	Equinix, Inc	44,043
589	*	Euronet Worldwide, Inc	10,272
250	*	ExlService Holdings, Inc	5,370
586		Factset Research Systems, Inc	54,943
602		Fair Isaac Corp	14,069
313	*	FalconStor Software, Inc	1,049
3,177		Fidelity National Information Services, Inc	87,018
1,403		First American Corp	25,984
1,837	*	Fiserv, Inc	107,575
178		Forrester Research, Inc	6,282
478	*	Fortinet, Inc	15,463
882	*	Gartner, Inc	29,282
794	*	Genpact Ltd	12,069
483	*	Global Cash Access, Inc	1,541
998		Global Payments, Inc	46,118
2,975	*	Google, Inc (Class A)	1,767,060
749	*	GSI Commerce, Inc	17,377
476	*	Hackett Group, Inc	1,671
451		Heartland Payment Systems, Inc	6,954

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,091	*	IAC/InterActiveCorp	$31,312
213		iGate Corp	4,198
1,047	*	Informatica Corp	46,099
367	*	Infospace, Inc	3,046
174	*	Integral Systems, Inc	1,724
144	*	Interactive Intelligence, Inc	3,767
538	*	Internap Network Services Corp	3,271
15,633		International Business Machines Corp	2,294,299
405	*	Internet Capital Group, Inc	5,759
3,377	*	Intuit, Inc	166,486
544	*	j2 Global Communications, Inc	15,749
1,014		Jack Henry & Associates, Inc	29,558
480	*	JDA Software Group, Inc	13,440
276	*	Kenexa Corp	6,014
168		Keynote Systems, Inc	2,456
239	*	KIT Digital, Inc	3,834
298	*	Knot, Inc	2,944
1,649	*	Lawson Software, Inc	15,253
1,154		Lender Processing Services, Inc	34,066
884	*	Limelight Networks, Inc	5,136
704	*	Lionbridge Technologies	2,598
163	*	Liquidity Services, Inc	2,290
493	*	Liveperson, Inc	5,571
201	*	Local.com Corp	1,304
179	*	LogMeIn, Inc	7,937
297	*	LoopNet, Inc	3,300
629	*	Magma Design Automation, Inc	3,151
311	*	Manhattan Associates, Inc	9,498
292	*	Mantech International Corp (Class A)	12,068
206		Marchex, Inc (Class B)	1,965
1,223		Mastercard, Inc (Class A)	274,087
241		MAXIMUS, Inc	15,805
1,903	*	McAfee, Inc	88,128
1,291	*	Mentor Graphics Corp	15,492
968	*	Micros Systems, Inc	42,456
93,336		Microsoft Corp	2,605,942
100	*	MicroStrategy, Inc (Class A)	8,547
529	*	ModusLink Global Solutions, Inc	3,544
991	*	MoneyGram International, Inc	2,686
165	*	Monotype Imaging Holdings, Inc	1,832
1,517	*	Monster Worldwide, Inc	35,847
2,786	*	Move, Inc	7,160
74	*	NCI, Inc (Class A)	1,701
341	*	Netscout Systems, Inc	7,846
201	*	NetSuite, Inc	5,025
874	*	NeuStar, Inc (Class A)	22,768
612		NIC, Inc	5,943
4,067	*	Novell, Inc	24,077
2,735	*	Nuance Communications, Inc	49,722
222	*	Online Resources Corp	1,032
190	*	OpenTable, Inc	13,391
1,006	*	Openwave Systems, Inc	2,133
155		Opnet Technologies, Inc	4,149
46,572		Oracle Corp	1,457,705
1,404	*	Parametric Technology Corp	31,632
3,887		Paychex, Inc	120,147
162		Pegasystems, Inc	5,934
320	*	Perficient, Inc	4,000
476	*	Progress Software Corp	20,144
147	*	PROS Holdings, Inc	1,674
43	*	QAD, Inc (Class A)	393
11	*	QAD, Inc (Class B)	107
160	*	QLIK Technologies, Inc	4,130
719	*	Quest Software, Inc	19,945

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

124	*	QuinStreet, Inc	$2,382
1,165	*	Rackspace Hosting, Inc	36,593
353	*	Radiant Systems, Inc	6,908
170	*	RealD, Inc	4,406
1,196	*	RealNetworks, Inc	5,023
170	*	RealPage, Inc	5,258
2,509	*	Red Hat, Inc	114,536
100		Renaissance Learning, Inc	1,184
200	*	RightNow Technologies, Inc	4,734
127	*	Rosetta Stone, Inc	2,695
1,230	*	Rovi Corp	76,272
792	*	S1 Corp	5,465
286	*	Saba Software, Inc	1,750
3,460	*	SAIC, Inc	54,876
1,389	*	Salesforce.com, Inc	183,348
1,239		Sapient Corp	14,992
423	*	SAVVIS, Inc	10,795
527	*	Smith Micro Software, Inc	8,295
424	*	SolarWinds, Inc	8,162
839		Solera Holdings, Inc	43,057
439	*	Sonic Solutions, Inc	6,585
328	*	Sourcefire, Inc	8,505
501	*	SRA International, Inc (Class A)	10,245
132	*	SRS Labs, Inc	1,163
154	*	SS&C Technologies Holdings, Inc	3,159
192		Stamps.com, Inc	2,544
759	*	SuccessFactors, Inc	21,981
513	*	SupportSoft, Inc	3,324
9,625	*	Symantec Corp	161,123
203	*	Synchronoss Technologies, Inc	5,422
1,849	*	Synopsys, Inc	49,757
140		Syntel, Inc	6,691
142	*	TA Indigo Holding Corp	2,657
925	*	Take-Two Interactive Software, Inc	11,322
481	*	Taleo Corp (Class A)	13,300
132	*	TechTarget, Inc	1,047
370	*	TeleCommunication Systems, Inc (Class A)	1,728
455	*	TeleTech Holdings, Inc	9,368
2,016	*	Teradata Corp	82,979
704	*	Terremark Worldwide, Inc	9,117
787	*	THQ, Inc	4,769
2,110	*	TIBCO Software, Inc	41,588
207	*	Tier Technologies, Inc	1,240
1,259	*	TiVo, Inc	10,865
303	*	TNS, Inc	6,302
1,957		Total System Services, Inc	30,099
67	*	Travelzoo, Inc	2,762
432	*	Tyler Technologies, Inc	8,968
295	*	Ultimate Software Group, Inc	14,346
586	*	Unisys Corp	15,172
1,056		United Online, Inc	6,970
1,094	*	Valueclick, Inc	17,537
248	*	Vasco Data Security International	2,016
1,025	*	VeriFone Holdings, Inc	39,524
2,200		VeriSign, Inc	71,874
385		VirnetX Holding Corp	5,717
156	*	Virtusa Corp	2,552
5,622		Visa, Inc (Class A)	395,676
527	*	VistaPrint Ltd	24,242
867	*	VMware, Inc (Class A)	77,085
202	*	Vocus, Inc	5,587
947	*	Wave Systems Corp	3,731
648	*	WebMD Health Corp (Class A)	33,087
564	*	Websense, Inc	11,421

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

8,141		Western Union Co	$151,178
465	*	Wright Express Corp	21,390
15,827	*	Yahoo!, Inc	263,203
743	*	Zix Corp	3,173

		TOTAL SOFTWARE & SERVICES	15,131,848

TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
529	*	Acme Packet, Inc	28,122
743		Adtran, Inc	26,904
400	*	Agilysys, Inc	2,252
2,092		Amphenol Corp (Class A)	110,415
200	*	Anaren, Inc	4,170
356		Anixter International, Inc	21,264
11,075	*	Apple, Inc	3,572,353
1,549	*	Arris Group, Inc	17,380
1,424	*	Arrow Electronics, Inc	48,772
878	*	Aruba Networks, Inc	18,333
424	*	Avid Technology, Inc	7,403
1,830	*	Avnet, Inc	60,444
583		AVX Corp	8,996
100		Bel Fuse, Inc (Class B)	2,390
750	*	Benchmark Electronics, Inc	13,620
386	*	BigBand Networks, Inc	1,081
226		Black Box Corp	8,654
479	*	Blue Coat Systems, Inc	14,308
592	*	Bookham, Inc	7,785
840	*	Brightpoint, Inc	7,333
5,354	*	Brocade Communications Systems, Inc	28,323
500	*	Checkpoint Systems, Inc	10,275
1,099	*	Ciena Corp	23,134
69,739	*	Cisco Systems, Inc	1,410,819
459		Cognex Corp	13,504
306	*	Coherent, Inc	13,813
1,138	*	CommScope, Inc	35,528
283	*	Compellent Technologies, Inc	7,808
330		Comtech Telecommunications Corp	9,151
250	*	Comverge, Inc	1,728
18,796		Corning, Inc	363,138
94	*	CPI International, Inc	1,819
347	*	Cray, Inc	2,481
409		CTS Corp	4,524
423		Daktronics, Inc	6,734
160		DDi Corp	1,882
20,497	*	Dell, Inc	277,734
300	*	DG FastChannel, Inc	8,664
772		Diebold, Inc	24,743
400	*	Digi International, Inc	4,440
633	*	Dolby Laboratories, Inc (Class A)	42,221
179	*	DTS, Inc	8,780
330	*	Echelon Corp	3,363
485	*	EchoStar Corp (Class A)	12,110
248		Electro Rent Corp	4,008
300	*	Electro Scientific Industries, Inc	4,809
630	*	Electronics for Imaging, Inc	9,015
24,755	*	EMC Corp	566,890
161	*	EMS Technologies, Inc	3,185
1,000	*	Emulex Corp	11,660
1,016	*	Extreme Networks, Inc	3,139
1,045	*	F5 Networks, Inc	136,016
118	*	Fabrinet	2,537
163	*	FARO Technologies, Inc	5,353
908	*	Finisar Corp	26,959
1,836	*	Flir Systems, Inc	54,620
299	*	Gerber Scientific, Inc	2,353
228	*	Globecomm Systems, Inc	2,280

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,150	*	Harmonic, Inc	$9,856
1,563		Harris Corp	70,804
670	*	Harris Stratex Networks, Inc (Class A)	3,397
28,474		Hewlett-Packard Co	1,198,755
71	*	Hughes Communications, Inc	2,871
285	*	Hutchinson Technology, Inc	1,057
543	*	Hypercom Corp	4,545
400	*	Imation Corp	4,124
289	*	Immersion Corp	1,939
1,220	*	Infinera Corp	12,603
2,058	*	Ingram Micro, Inc (Class A)	39,287
655	*	Insight Enterprises, Inc	8,620
564	*	InterDigital, Inc	23,485
745	*	Intermec, Inc	9,432
278	*	Intevac, Inc	3,895
314	*	IPG Photonics Corp	9,929
477	*	Itron, Inc	26,450
345	*	Ixia	5,789
2,188		Jabil Circuit, Inc	43,957
2,562	*	JDS Uniphase Corp	37,098
6,334	*	Juniper Networks, Inc	233,850
172	*	KVH Industries, Inc	2,055
908	*	L-1 Identity Solutions, Inc	10,814
972	*	Lexmark International, Inc (Class A)	33,845
261		Littelfuse, Inc	12,283
124	*	Loral Space & Communications, Inc	9,486
315	*	Maxwell Technologies, Inc	5,950
114	*	Measurement Specialties, Inc	3,346
223	*	Mercury Computer Systems, Inc	4,099
447		Methode Electronics, Inc	5,798
1,076	*	Microvision, Inc	2,001
1,592		Molex, Inc	36,170
27,991	*	Motorola, Inc	253,877
221		MTS Systems Corp	8,279
160	*	Multi-Fineline Electronix, Inc	4,238
650		National Instruments Corp	24,466
2,098	*	NCR Corp	32,246
4,151	*	NetApp, Inc	228,139
400	*	Netgear, Inc	13,472
455	*	Network Engines, Inc	692
357	*	Network Equipment Technologies, Inc	1,653
407	*	Newport Corp	7,070
435	*	Novatel Wireless, Inc	4,154
252	*	Oplink Communications, Inc	4,654
205	*	OpNext, Inc	361
185	*	OSI Systems, Inc	6,727
232		Park Electrochemical Corp	6,960
237	*	PC-Tel, Inc	1,422
554		Plantronics, Inc	20,620
511	*	Plexus Corp	15,810
1,022	*	Polycom, Inc	39,838
851	*	Power-One, Inc	8,680
1,294	*	Powerwave Technologies, Inc	3,287
343	*	Presstek, Inc	761
1,437	*	QLogic Corp	24,458
20,118		Qualcomm, Inc	995,639
2,574	*	Quantum Corp	9,575
301	*	Rackable Systems, Inc	2,718
187	*	Radisys Corp	1,664
181		Richardson Electronics Ltd	2,116
113	*	Rimage Corp	1,685
1,518	*	Riverbed Technology, Inc	53,388
383	*	Rofin-Sinar Technologies, Inc	13,574
200	*	Rogers Corp	7,650
2,765	*	SanDisk Corp	137,863

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

958	*	Sanmina-SCI Corp	$10,998
321	*	Scansource, Inc	10,240
334	*	Seachange International, Inc	2,856
5,891	*	Seagate Technology, Inc	88,542
495	*	ShoreTel, Inc	3,866
549	*	Smart Modular Technologies WWH, Inc	3,162
3,028	*	Sonus Networks, Inc	8,085
153	*	Spectrum Control, Inc	2,293
488	*	STEC, Inc	8,613
234	*	Stratasys, Inc	7,638
258	*	Super Micro Computer, Inc	2,977
234		Sycamore Networks, Inc	4,818
396	*	Symmetricom, Inc	2,808
424	*	Synaptics, Inc	12,457
233	*	SYNNEX Corp	7,270
616	*	Tech Data Corp	27,116
579		Technitrol, Inc	3,080
806	*	Tekelec	9,599
4,811		Tellabs, Inc	32,619
1,441	*	Trimble Navigation Ltd	57,538
971	*	TTM Technologies, Inc	14,478
364	*	Universal Display Corp	11,157
1,960	*	Utstarcom, Inc	4,038
399	*	Viasat, Inc	17,720
2,260	*	Vishay Intertechnology, Inc	33,177
161	*	Vishay Precision Group, Inc	3,033
2,759	*	Western Digital Corp	93,530
16,550		Xerox Corp	190,656
391	*	X-Rite, Inc	1,787
359	*	Xyratex Ltd	5,855
721	*	Zebra Technologies Corp (Class A)	27,391
198	*	Zygo Corp	2,422

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	11,658,664

TELECOMMUNICATION SERVICES - 2.8%
271		AboveNet, Inc	15,843
463		Alaska Communications Systems Group, Inc	5,139
5,078	*	American Tower Corp (Class A)	262,228
72,036		AT&T, Inc	2,116,417
105		Atlantic Tele-Network, Inc	4,026
277	*	Cbeyond Communications, Inc	4,233
3,619		CenturyTel, Inc	167,088
3,005	*	Cincinnati Bell, Inc	8,414
1,803	*	Clearwire Corp (Class A)	9,285
706	*	Cogent Communications Group, Inc	9,983
305		Consolidated Communications Holdings, Inc	5,887
3,497	*	Crown Castle International Corp	153,274
568	*	FiberTower Corp	2,533
13,108		Frontier Communications Corp	127,541
464	*	General Communication, Inc (Class A)	5,874
358	*	Global Crossing Ltd	4,625
869	*	Globalstar, Inc	1,260
1,150	*	ICO Global Communications Holdings Ltd (Class A)	1,725
164		IDT Corp (Class B)	4,207
406	*	Iridium Communications, Inc	3,350
710	*	Leap Wireless International, Inc	8,705
19,656	*	Level 3 Communications, Inc	19,263
3,026	*	MetroPCS Communications, Inc	38,218
391	*	Neutral Tandem, Inc	5,646
2,003	*	NII Holdings, Inc (Class B)	89,454
363		NTELOS Holdings Corp	6,915
1,409	*	PAETEC Holding Corp	5,270
762	*	Premiere Global Services, Inc	5,182
20,325		Qwest Communications International, Inc	154,673
1,392	*	SBA Communications Corp (Class A)	56,988

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

364		Shenandoah Telecom Co	$6,818
35,612	*	Sprint Nextel Corp	150,639
823	*	Syniverse Holdings, Inc	25,390
1,017		Telephone & Data Systems, Inc	37,171
1,772	*	tw telecom inc (Class A)	30,213
200	*	US Cellular Corp	9,988
250		USA Mobility, Inc	4,443
34,592		Verizon Communications, Inc	1,237,701
1,236	*	Vonage Holdings Corp	2,769
5,817		Windstream Corp	81,089

		TOTAL TELECOMMUNICATION SERVICES	4,889,467

TRANSPORTATION - 2.0%
776	*	Air Transport Services Group, Inc	6,130
2,595	*	Airtran Holdings, Inc	19,177
431	*	Alaska Air Group, Inc	24,433
464		Alexander & Baldwin, Inc	18,574
191		Allegiant Travel Co	9,405
100	*	Amerco, Inc	9,604
4,021	*	AMR Corp	31,324
300		Arkansas Best Corp	8,226
331	*	Atlas Air Worldwide Holdings, Inc	18,480
1,259	*	Avis Budget Group, Inc	19,590
198		Baltic Trading Ltd	2,022
250	*	Celadon Group, Inc	3,698
1,997		CH Robinson Worldwide, Inc	160,139
648		Con-way, Inc	23,697
371		Copa Holdings S.A. (Class A)	21,830
4,688		CSX Corp	302,892
9,752	*	Delta Air Lines, Inc	122,874
347	*	Dollar Thrifty Automotive Group, Inc	16,399
121	*	Dynamex, Inc	2,996
930	*	Eagle Bulk Shipping, Inc	4,631
469	*	Excel Maritime Carriers Ltd	2,640
2,563		Expeditors International Washington, Inc	139,940
3,773		FedEx Corp	350,927
348		Forward Air Corp	9,876
344	*	Genco Shipping & Trading Ltd	4,954
480	*	Genesee & Wyoming, Inc (Class A)	25,416
633	*	Hawaiian Holdings, Inc	4,963
666		Heartland Express, Inc	10,669
2,251	*	Hertz Global Holdings, Inc	32,617
369		Horizon Lines, Inc (Class A)	1,613
500	*	Hub Group, Inc (Class A)	17,570
64		International Shipholding Corp	1,626
1,049		J.B. Hunt Transport Services, Inc	42,810
2,933	*	JetBlue Airways Corp	19,387
1,198	*	Kansas City Southern Industries, Inc	57,336
624	*	Kirby Corp	27,486
691		Knight Transportation, Inc	13,129
605		Landstar System, Inc	24,769
384		Marten Transport Ltd	8,210
4,457		Norfolk Southern Corp	279,989
496	*	Old Dominion Freight Line	15,867
443	*	Pacer International, Inc	3,030
96	*	Park-Ohio Holdings Corp	2,007
16	*	Patriot Transportation Holding, Inc	1,487
219	*	Pinnacle Airlines	1,730
308	*	RailAmerica, Inc	3,989
421	*	Republic Airways Holdings, Inc	3,082
125	*	Roadrunner Transportation Services Holdings, Inc	1,808
655		Ryder System, Inc	34,479
133	*	Saia, Inc	2,206
692		Skywest, Inc	10,809
8,968		Southwest Airlines Co	116,405

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,823	*	UAL Corp	$91,064
833	*	Ultrapetrol Bahamas Ltd	5,356
6,258		Union Pacific Corp	579,865
8,805		United Parcel Service, Inc (Class B)	639,067
68		Universal Truckload Services, Inc	1,083
2,013	*	US Airways Group, Inc	20,150
90	*	USA Truck, Inc	1,191
1,203		UTI Worldwide, Inc	25,504
511		Werner Enterprises, Inc	11,549

		TOTAL TRANSPORTATION	3,473,776

UTILITIES - 3.3%
8,046	*	AES Corp	98,001
939		AGL Resources, Inc	33,663
2,021		Allegheny Energy, Inc	48,989
376		Allete, Inc	14,010
1,335		Alliant Energy Corp	49,088
2,870		Ameren Corp	80,905
5,768		American Electric Power Co, Inc	207,533
225		American States Water Co	7,756
2,099		American Water Works Co, Inc	53,085
1,685		Aqua America, Inc	37,879
77		Artesian Resources Corp	1,459
1,066		Atmos Energy Corp	33,259
658		Avista Corp	14,818
446		Black Hills Corp	13,380
130	*	Cadiz, Inc	1,617
234		California Water Service Group	8,721
4,146	*	Calpine Corp	55,308
5,061		Centerpoint Energy, Inc	79,559
110		Central Vermont Public Service Corp	2,405
250		CH Energy Group, Inc	12,223
107		Chesapeake Utilities Corp	4,443
757		Cleco Corp	23,285
2,771		CMS Energy Corp	51,541
98		Connecticut Water Service, Inc	2,732
3,410		Consolidated Edison, Inc	169,034
160		Consolidated Water Co, Inc	1,467
2,226		Constellation Energy Group, Inc	68,182
7,445		Dominion Resources, Inc	318,051
1,431		DPL, Inc	36,791
2,029		DTE Energy Co	91,954
16,453		Duke Energy Corp	293,028
1,127	*	Dynegy, Inc (Class A)	6,334
3,925		Edison International	151,505
600	*	El Paso Electric Co	16,518
648		Empire District Electric Co	14,386
866		Energen Corp	41,793
2,280		Entergy Corp	161,492
8,234		Exelon Corp	342,863
3,670		FirstEnergy Corp	135,863
1,633		Great Plains Energy, Inc	31,664
1,196		Hawaiian Electric Industries, Inc	27,257
604		Idacorp, Inc	22,336
926		Integrys Energy Group, Inc	44,920
605		ITC Holdings Corp	37,498
250		Laclede Group, Inc	9,135
2,209		MDU Resources Group, Inc	44,776
287		MGE Energy, Inc	12,272
155		Middlesex Water Co	2,844
864		National Fuel Gas Co	56,696
495		New Jersey Resources Corp	21,339
4,993		NextEra Energy, Inc	259,586
545		Nicor, Inc	27,206
3,108		NiSource, Inc	54,763

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,119		Northeast Utilities	$67,554
333		Northwest Natural Gas Co	15,475
435		NorthWestern Corp	12,541
3,121	*	NRG Energy, Inc	60,984
1,328		NSTAR	56,028
2,662		NV Energy, Inc	37,401
1,121		OGE Energy Corp	51,050
1,273		Oneok, Inc	70,613
240		Ormat Technologies, Inc	7,099
540		Otter Tail Corp	12,172
2,652		Pepco Holdings, Inc	48,399
4,760		PG&E Corp	227,719
885		Piedmont Natural Gas Co, Inc	24,745
1,246		Pinnacle West Capital Corp	51,647
1,049		PNM Resources, Inc	13,658
906		Portland General Electric Co	19,660
5,803		PPL Corp	152,735
3,457		Progress Energy, Inc	150,310
6,091		Public Service Enterprise Group, Inc	193,755
2,092		Questar Corp	36,422
9,167	*	RRI Energy, Inc	34,926
1,360		SCANA Corp	55,216
2,983		Sempra Energy	156,548
138		SJW Corp	3,653
377		South Jersey Industries, Inc	19,913
10,255		Southern Co	392,048
542		Southwest Gas Corp	19,875
2,445		TECO Energy, Inc	43,521
1,315		UGI Corp	41,528
612		UIL Holdings Corp	18,336
432		Unisource Energy Corp	15,483
126		Unitil Corp	2,865
980		Vectren Corp	24,872
1,310		Westar Energy, Inc	32,960
625		WGL Holdings, Inc	22,356
1,408		Wisconsin Energy Corp	82,875
5,535		Xcel Energy, Inc	130,349
142		York Water Co	2,455

		TOTAL UTILITIES	5,846,958

		TOTAL COMMON STOCKS (Cost $158,927,978)	176,149,287

RIGHTS / WARRANTS - 0.0%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
75		Celgene Corp	368

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	368

		TOTAL RIGHTS / WARRANTS (Cost $398)	368

		TOTAL INVESTMENTS - 99.5% (Cost $158,928,576)	$176,149,655
		OTHER ASSETS & LIABILITIES, NET - 0.5%	1,124,330

		NET ASSETS - 100.0%	$177,273,985

Abbreviation(s):

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing.

^	Amount represents less than $1,000.

b	In bankruptcy.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

j	Zero coupon.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.1%
AUTOMOBILES & COMPONENTS - 1.7%
749	*	American Axle & Manufacturing Holdings, Inc	$9,632
400	*	BorgWarner, Inc	28,944
18,390	*	Ford Motor Co	308,768
64	*	Fuel Systems Solutions, Inc	1,880
457		Gentex Corp	13,509
1,360		Harley-Davidson, Inc	47,151
3,710		Johnson Controls, Inc	141,722
292	*	Modine Manufacturing Co	4,526
77		Spartan Motors, Inc	469
339		Superior Industries International, Inc	7,194
890	*	Tenneco, Inc	36,632

		TOTAL AUTOMOBILES & COMPONENTS	600,427

BANKS - 4.8%
125		Bank of Hawaii Corp	5,901
4,492		BB&T Corp	118,095
3,121	*	Citizens Republic Bancorp, Inc	1,919
225		City National Corp	13,806
852		Comerica, Inc	35,988
5,493		Fifth Third Bancorp	80,637
1,139	*	First Horizon National Corp	13,421
147		Fulton Financial Corp	1,520
1,473		Hudson City Bancorp, Inc	18,766
4,467		Keycorp	39,533
923		M&T Bank Corp	80,347
1,400		Marshall & Ilsley Corp	9,688
1,191		New York Community Bancorp, Inc	22,451
148		NewAlliance Bancshares, Inc	2,217
145		Old National Bancorp	1,724
189		People’s United Financial, Inc	2,648
200	*	PMI Group, Inc	660
2,645		PNC Financial Services Group, Inc	160,604
13,678	*	Popular, Inc	42,949
355		Provident Financial Services, Inc	5,371
220		Radian Group, Inc	1,775
7,025		Regions Financial Corp	49,175
3,383		SunTrust Banks, Inc	99,832
172	*	SVB Financial Group	9,125
12,826		Synovus Financial Corp	33,861
10,650		US Bancorp	287,231
17,677		Wells Fargo & Co	547,811
100		Zions Bancorporation	2,423

		TOTAL BANKS	1,689,478

CAPITAL GOODS - 8.1%
3,466		3M Co	299,116
40		A.O. Smith Corp	1,523
400	*	AGCO Corp	20,264
19	*	American Superconductor Corp	543
3,042		Ametek, Inc	119,399
100		Apogee Enterprises, Inc	1,347
318		Armstrong World Industries, Inc	13,674
400	*	ArvinMeritor, Inc	8,208
90	*	Astec Industries, Inc	2,917
161		Baldor Electric Co	10,149

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

800		Barnes Group, Inc	$16,536
1,564	*	BE Aerospace, Inc	57,915
200		Briggs & Stratton Corp	3,938
515	*	Builders FirstSource, Inc	1,015
3,333		Caterpillar, Inc	312,168
57	*	Columbus McKinnon Corp	1,158
201		Cooper Industries plc	11,716
1,600		Cummins, Inc	176,016
4,807		Danaher Corp	226,746
2,771		Deere & Co	230,132
217		Dover Corp	12,684
258		Dynamic Materials Corp	5,823
717		Eaton Corp	72,783
4,634		Emerson Electric Co	264,925
358	*	Energy Recovery, Inc	1,310
115		Fastenal Co	6,890
288		Fluor Corp	19,082
312	*	FuelCell Energy, Inc	721
17		Gardner Denver, Inc	1,170
350	*	Gibraltar Industries, Inc	4,750
463		Graco, Inc	18,265
377	*	GrafTech International Ltd	7,480
300		Hubbell, Inc (Class B)	18,039
4,250		Illinois Tool Works, Inc	226,950
431		Ingersoll-Rand plc	20,296
129		John Bean Technologies Corp	2,597
80	*	Layne Christensen Co	2,754
301	*	LB Foster Co (Class A)	12,323
88		Lincoln Electric Holdings, Inc	5,744
2,522		Masco Corp	31,928
905	*	NCI Building Systems, Inc	12,661
482		Nordson Corp	44,286
691	*	Owens Corning, Inc	21,524
1,784		Paccar, Inc	102,437
343		Pall Corp	17,006
277		Pentair, Inc	10,113
137		Precision Castparts Corp	19,072
240		Quanex Building Products Corp	4,553
565	*	Quanta Services, Inc	11,255
454		Rockwell Automation, Inc	32,556
271		Roper Industries, Inc	20,713
147		Snap-On, Inc	8,317
1,353	*	Spirit Aerosystems Holdings, Inc (Class A)	28,156
132	*	Tecumseh Products Co (Class A)	1,723
760		Tennant Co	29,192
500		Tredegar Corp	9,690
760		Tyco International Ltd	31,494
832		W.W. Grainger, Inc	114,908
300	*	WABCO Holdings, Inc	18,279
128	*	WESCO International, Inc	6,758
325		Westinghouse Air Brake Technologies Corp	17,189

		TOTAL CAPITAL GOODS	2,812,876

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
33		Administaff, Inc	967
1,194		Avery Dennison Corp	50,554
42		Corporate Executive Board Co	1,577
160		Deluxe Corp	3,683
513		Dun & Bradstreet Corp	42,112
95	*	FTI Consulting, Inc	3,542
68		Herman Miller, Inc	1,720
168		HNI Corp	5,242

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

418		Iron Mountain, Inc	$10,454
98	*	M&F Worldwide Corp	2,264
253		Manpower, Inc	15,878
1,501	*	Metalico, Inc	8,826
139	*	Navigant Consulting, Inc	1,279
266		Pitney Bowes, Inc	6,432
600		R.R. Donnelley & Sons Co	10,482
792		Robert Half International, Inc	24,235
318	*	Tetra Tech, Inc	7,969
34		Unifirst Corp	1,872
282		Waste Management, Inc	10,397

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	209,485

‘CONSUMER DURABLES & APPAREL - 1.6%
200		Callaway Golf Co	1,614
1,202		Coach, Inc	66,483
779		Garmin Ltd	24,141
30	*	K-Swiss, Inc (Class A)	374
700		Leggett & Platt, Inc	15,932
382	*	Liz Claiborne, Inc	2,735
231	*	M/I Homes, Inc	3,553
3,769		Mattel, Inc	95,846
200	*	Movado Group, Inc	3,228
2,746		Nike, Inc (Class B)	234,564
200		Oxford Industries, Inc	5,122
218		Phillips-Van Heusen Corp	13,736
2,435	*	Quiksilver, Inc	12,345
8,037	*	Standard-Pacific Corp	36,970
71	*	Tempur-Pedic International, Inc	2,844
170		Tupperware Corp	8,104
310		VF Corp	26,716
115		Weyco Group, Inc	2,816
82		Whirlpool Corp	7,284

		TOTAL CONSUMER DURABLES & APPAREL	564,407

CONSUMER SERVICES - 2.2%
521	*	AFC Enterprises	7,242
55		Bob Evans Farms, Inc	1,813
676		Choice Hotels International, Inc	25,871
793		Darden Restaurants, Inc	36,827
13	*	DineEquity, Inc	642
500	*	Gaylord Entertainment Co	17,970
470		Hillenbrand, Inc	9,781
248	*	Interval Leisure Group, Inc	4,003
302		Marcus Corp	4,008
2,088		Marriott International, Inc (Class A)	86,736
4,617		McDonald’s Corp	354,400
232		Regis Corp	3,851
177	*	Sonic Corp	1,791
4,134		Starbucks Corp	132,825
907		Starwood Hotels & Resorts Worldwide, Inc	55,127
100		Stewart Enterprises, Inc (Class A)	669
40		Weight Watchers International, Inc	1,500
365		Wyndham Worldwide Corp	10,935
660		Yum! Brands, Inc	32,373

		TOTAL CONSUMER SERVICES	788,364

‘DIVERSIFIED FINANCIALS - 5.6%
3,165	*	American Capital Ltd	23,927
5,654		American Express Co	242,670
911		Ameriprise Financial, Inc	52,428
7,819		Bank of New York Mellon Corp	236,134
600		BlackRock, Inc	114,348
2,586		Capital One Financial Corp	110,060

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

9,318		Charles Schwab Corp	$159,431
383		CME Group, Inc	123,231
2,547		Discover Financial Services	47,196
388		Duff & Phelps Corp	6,542
226		Eaton Vance Corp	6,832
363		Evercore Partners, Inc (Class A)	12,342
325		Federated Investors, Inc (Class B)	8,505
1,666		Franklin Resources, Inc	185,276
560	*	IntercontinentalExchange, Inc	66,724
3,038		Invesco Ltd	73,094
614		Legg Mason, Inc	22,270
3,301	*	MF Global Holdings Ltd	27,596
595	*	Nasdaq Stock Market, Inc	14,107
1,392	*	NewStar Financial, Inc	14,713
1,416		Northern Trust Corp	78,461
1,848		NYSE Euronext	55,403
55	*	PHH Corp	1,273
600		SEI Investments Co	14,274
3,543		State Street Corp	164,183
1,808		T Rowe Price Group, Inc	116,688

		TOTAL DIVERSIFIED FINANCIALS	1,977,708

ENERGY - 10.3%
3,370	*	Allis-Chalmers Energy, Inc	23,893
2,378		Apache Corp	283,528
378	*	Atlas America, Inc	16,621
1,612	*	ATP Oil & Gas Corp	26,985
32	*	Atwood Oceanics, Inc	1,196
400		Berry Petroleum Co (Class A)	17,480
404	*	BPZ Energy, Inc	1,923
200	*	Bronco Drilling Co, Inc	1,600
790		Cabot Oil & Gas Corp	29,902
1,282	*	Cameron International Corp	65,036
159		CARBO Ceramics, Inc	16,463
40	*	Carrizo Oil & Gas, Inc	1,380
5,662		Chesapeake Energy Corp	146,702
746		Cimarex Energy Co	66,043
1,962	*	Clean Energy Fuels Corp	27,154
355	*	Complete Production Services, Inc	10,490
325	*	Contango Oil & Gas Co	18,827
1,646		Crosstex Energy, Inc	14,584
112	*	Dawson Geophysical Co	3,573
3,247	*	Denbury Resources, Inc	61,985
3,298		Devon Energy Corp	258,925
1,562		Diamond Offshore Drilling, Inc	104,451
100	*	Dril-Quip, Inc	7,772
6,010		El Paso Corp	82,698
1,999		EOG Resources, Inc	182,729
2,465		Equitable Resources, Inc	110,531
124		EXCO Resources, Inc	2,408
49	*	Exterran Holdings, Inc	1,174
709	*	FMC Technologies, Inc	63,037
1,140	*	Global Industries Ltd	7,900
92	*	GMX Resources, Inc	508
369	*	Goodrich Petroleum Corp	6,509
166		Gulf Island Fabrication, Inc	4,678
437	*	Gulfmark Offshore, Inc	13,285
1,203	*	Hercules Offshore, Inc	4,162
3,016		Hess Corp	230,844
1,084	*	Hornbeck Offshore Services, Inc	22,634
564	*	ION Geophysical Corp	4,783
110		Lufkin Industries, Inc	6,863
5,807		Marathon Oil Corp	215,032

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

159	*	Matrix Service Co	$1,937
3,461		National Oilwell Varco, Inc	232,751
1,053	*	Newfield Exploration Co	75,932
867		Noble Corp	31,013
2,143		Noble Energy, Inc	184,469
78	*	Oceaneering International, Inc	5,743
89	*	Oil States International, Inc	5,704
753	*	Parker Drilling Co	3,441
1,789	*	PetroHawk Energy Corp	32,649
200	*	Petroleum Development Corp	8,442
415	*	Petroquest Energy, Inc	3,125
697	*	Pioneer Drilling Co	6,141
1,258		Pioneer Natural Resources Co	109,220
1,201	*	Pride International, Inc	39,633
2,005		Questar Market Resources, Inc	72,802
846	*	Quicksilver Resources, Inc	12,470
663		Range Resources Corp	29,822
6,716	*	Rentech, Inc	8,194
233	*	Rex Energy Corp	3,180
84	*	Rosetta Resources, Inc	3,162
1,667	*	Southwestern Energy Co	62,396
8,091		Spectra Energy Corp	202,193
603		St. Mary Land & Exploration Co	35,535
354		Sunoco, Inc	14,270
451	*	Swift Energy Co	17,657
951	*	Ultra Petroleum Corp	45,429
300	*	Unit Corp	13,944
487	*	Venoco, Inc	8,985
500		W&T Offshore, Inc	8,935
1,616	*	Weatherford International Ltd	36,845
341	*	Whiting Petroleum Corp	39,962
4,830		Williams Cos, Inc	119,398

		TOTAL ENERGY	3,641,667

FOOD & STAPLES RETAILING - 2.8%
3,253		Costco Wholesale Corp	234,898
6,235		CVS Corp	216,791
2,499		Kroger Co	55,878
98		Nash Finch Co	4,166
2,978		Safeway, Inc	66,975
128		Spartan Stores, Inc	2,170
6,047		Sysco Corp	177,782
5,425		Walgreen Co	211,358
432	*	Whole Foods Market, Inc	21,855

		TOTAL FOOD & STAPLES RETAILING	991,873

FOOD BEVERAGE & TOBACCO - 3.8%
2,362		Campbell Soup Co	82,080
548		ConAgra Foods, Inc	12,374
5,459		General Mills, Inc	194,286
52	*	Green Mountain Coffee Roasters, Inc	1,709
2,507		H.J. Heinz Co	123,996
94	*	Hansen Natural Corp	4,914
17		Hormel Foods Corp	871
273		J.M. Smucker Co	17,922
3,161		Kellogg Co	161,464
7,992		Kraft Foods, Inc (Class A)	251,828
51		Lancaster Colony Corp	2,917
146		McCormick & Co, Inc	6,793
6,233		PepsiCo, Inc	407,202
11	*	Ralcorp Holdings, Inc	715
4,037		Sara Lee Corp	70,688
78		Tootsie Roll Industries, Inc	2,260

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

		TOTAL FOOD BEVERAGE & TOBACCO	$1,342,019

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
3,533		Aetna, Inc	107,792
2,120	*	Agilent Technologies, Inc	87,832
55	*	Amsurg Corp	1,152
4,302		Baxter International, Inc	217,767
432		Beckman Coulter, Inc	32,499
2,325		Becton Dickinson & Co	196,509
141	*	Catalyst Health Solutions, Inc	6,555
263	*	Centene Corp	6,664
75		Chemed Corp	4,763
112	*	Corvel Corp	5,415
808		Dentsply International, Inc	27,609
12	*	Gen-Probe, Inc	700
85	*	Greatbatch, Inc	2,053
161	*	Healthways, Inc	1,797
105	*	Henry Schein, Inc	6,446
507		Hill-Rom Holdings, Inc	19,961
208	*	Hospira, Inc	11,584
737	*	Humana, Inc	40,343
267	*	Idexx Laboratories, Inc	18,482
103	*	Intuitive Surgical, Inc	26,548
33		Invacare Corp	995
341	*	Inverness Medical Innovations, Inc	12,481
200	*	Kinetic Concepts, Inc	8,376
337	*	LifePoint Hospitals, Inc	12,385
705		McKesson Corp	49,618
742	*	Medco Health Solutions, Inc	45,462
6,865		Medtronic, Inc	254,623
201	*	Molina Healthcare, Inc	5,598
104	*	MWI Veterinary Supply, Inc	6,568
61		Owens & Minor, Inc	1,795
522		Patterson Cos, Inc	15,989
193	*	PharMerica Corp	2,210
164	*	Resmed, Inc	5,681
293		STERIS Corp	10,683
3,541	*	WellPoint, Inc	201,342

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,456,277

HOUSEHOLD & PERSONAL PRODUCTS - 3.0%
30		Alberto-Culver Co	1,111
1,845		Avon Products, Inc	53,616
61		Church & Dwight Co, Inc	4,210
504		Clorox Co	31,893
2,054		Colgate-Palmolive Co	165,080
276		Estee Lauder Cos (Class A)	22,273
2,976		Kimberly-Clark Corp	187,607
9,311		Procter & Gamble Co	598,977
134	*	USANA Health Sciences, Inc	5,822

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,070,589

INSURANCE - 3.6%
3,694		Aflac, Inc	208,452
5	*	Alleghany Corp	1,532
120	*	Arch Capital Group Ltd	10,566
903		Aspen Insurance Holdings Ltd	25,844
703		Assurant, Inc	27,080
133		Axis Capital Holdings Ltd	4,772
3,341		Chubb Corp	199,257
2,918		Cincinnati Financial Corp	92,471
332		Endurance Specialty Holdings Ltd	15,295
202		Erie Indemnity Co (Class A)	13,225
32		Everest Re Group Ltd	2,714

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,946	*	Genworth Financial, Inc (Class A)	$51,850
164		Hanover Insurance Group, Inc	7,662
2,587		Lincoln National Corp	71,944
34	*	Markel Corp	12,856
765		Montpelier Re Holdings Ltd	15,254
320	*	National Financial Partners Corp	4,288
28		PartnerRe Ltd	2,250
2,701	*	Phoenix Cos, Inc	6,861
379		Platinum Underwriters Holdings Ltd	17,044
2,185		Principal Financial Group	71,144
6,225		Progressive Corp	123,691
300		Protective Life Corp	7,992
36		Stancorp Financial Group, Inc	1,625
3,921		Travelers Cos, Inc	218,439
875		W.R. Berkley Corp	23,958
1,456		XL Capital Ltd	31,770

		TOTAL INSURANCE	1,269,836

MATERIALS - 5.2%
2,280		Air Products & Chemicals, Inc	207,366
45		Airgas, Inc	2,811
8,246		Alcoa, Inc	126,906
388		Allegheny Technologies, Inc	21,410
1,794	*	Allied Nevada Gold Corp	47,200
900		AMCOL International Corp	27,900
157		Aptargroup, Inc	7,468
126		Ball Corp	8,574
627		Bemis Co, Inc	20,478
327		Buckeye Technologies, Inc	6,870
255	*	Calgon Carbon Corp	3,856
400	*	Castle (A.M.) & Co	7,364
9	*	Clearwater Paper Corp	705
929		Cleveland-Cliffs, Inc	72,471
690	*	Coeur d’Alene Mines Corp	18,851
805		Commercial Metals Co	13,355
68		Compass Minerals International, Inc	6,070
103		Domtar Corporation	7,820
2,724		Ecolab, Inc	137,344
163		Glatfelter	2,000
611		H.B. Fuller Co	12,538
182		Innophos Holdings, Inc	6,567
1,828		International Paper Co	49,794
898	*	Louisiana-Pacific Corp	8,495
377		Lubrizol Corp	40,294
1,866		MeadWestvaco Corp	48,815
176		Minerals Technologies, Inc	11,512
343		Nalco Holding Co	10,955
3,051		Nucor Corp	133,695
241		Olympic Steel, Inc	6,912
253	*	Owens-Illinois, Inc	7,767
2,315		Praxair, Inc	221,012
924		Reliance Steel & Aluminum Co	47,216
114		Rock-Tenn Co (Class A)	6,150
1,068		Royal Gold, Inc	58,345
382		Sealed Air Corp	9,722
233		Sensient Technologies Corp	8,558
1,453		Sigma-Aldrich Corp	96,712
778		Sonoco Products Co	26,196
297	*	Stillwater Mining Co	6,341
500		Temple-Inland, Inc	10,620
496	*	Titanium Metals Corp	8,521
2,728		United States Steel Corp	159,370
153	*	US Gold Corp	1,235

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

330		Valspar Corp	$11,378
872		Vulcan Materials Co	38,682
79		Wausau Paper Corp	680
1,891		Worthington Industries, Inc	34,794

		TOTAL MATERIALS	1,829,695

MEDIA - 3.0%
722	*	Discovery Communications, Inc (Class A)	30,107
423	*	Discovery Communications, Inc (Class C)	15,520
327	*	DreamWorks Animation SKG, Inc (Class A)	9,637
200	*	Entercom Communications Corp (Class A)	2,316
2,364	*	Entravision Communications Corp (Class A)	6,075
233	*	EW Scripps Co (Class A)	2,365
100	*	Fisher Communications, Inc	2,180
185		Harte-Hanks, Inc	2,362
83		John Wiley & Sons, Inc (Class A)	3,755
2,109	*	Journal Communications, Inc (Class A)	10,650
1,992	*	Liberty Global, Inc (Class A)	70,477
1,349	*	Lin TV Corp (Class A)	7,150
1,041	*	McClatchy Co (Class A)	4,861
487	*	Mediacom Communications Corp (Class A)	4,120
256		Meredith Corp	8,870
1,421	*	New York Times Co (Class A)	13,926
3,112		Omnicom Group, Inc	142,530
845		Scripps Networks Interactive (Class A)	43,729
15,457	*	Sirius XM Radio, Inc	25,349
2,827		Time Warner Cable, Inc	186,667
339	*	Valassis Communications, Inc	10,967
2,287		Virgin Media, Inc	62,298
9,116		Walt Disney Co	341,942
138		Washington Post Co (Class B)	60,651

		TOTAL MEDIA	1,068,504

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
6,242		Abbott Laboratories	299,054
78	*	Accelrys, Inc	647
100	*	Affymetrix, Inc	503
1,090	*	Akorn, Inc	6,616
100	*	Alkermes, Inc	1,228
1,828		Allergan, Inc	125,529
4,952	*	Amgen, Inc	271,866
200	*	Amylin Pharmaceuticals, Inc	2,942
200	*	Ariad Pharmaceuticals, Inc	1,020
101	*	Auxilium Pharmaceuticals, Inc	2,131
1,616	*	Biogen Idec, Inc	108,353
442	*	BioMimetic Therapeutics, Inc	5,613
9,472		Bristol-Myers Squibb Co	250,819
200	*	Bruker BioSciences Corp	3,320
200	*	Celera Corp	1,260
365	*	Cepheid, Inc	8,304
175	*	Cypress Bioscience, Inc	1,134
504	*	Dendreon Corp	17,600
2,211	*	Durect Corp	7,628
649	*	Endo Pharmaceuticals Holdings, Inc	23,176
1,642	*	Genzyme Corp	116,910
300	*	Geron Corp	1,551
5,818	*	Gilead Sciences, Inc	210,844
767	*	Incyte Corp	12,702
435	*	Isis Pharmaceuticals, Inc	4,402
9,316		Johnson & Johnson	576,195
360	*	Life Technologies Corp	19,980
11,522		Merck & Co, Inc	415,253
1,668	*	Nektar Therapeutics	21,434

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

377	*	Neurocrine Biosciences, Inc	$2,880
1,904		PDL BioPharma, Inc	11,862
232	*	Pharmasset, Inc	10,071
533	*	Pozen, Inc	3,544
227	*	Progenics Pharmaceuticals, Inc	1,239
211	*	Regeneron Pharmaceuticals, Inc	6,927
450	*	Salix Pharmaceuticals Ltd	21,132
510	*	SIGA Technologies, Inc	7,140
70		Techne Corp	4,597
88	*	United Therapeutics Corp	5,563
636	*	Vivus, Inc	5,959
454	*	Waters Corp	35,280

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,634,208

REAL ESTATE - 1.9%
270		AMB Property Corp	8,562
8,286		Annaly Mortgage Management, Inc	148,486
800		Anworth Mortgage Asset Corp	5,600
2,723	*	Ashford Hospitality Trust, Inc	26,277
629		Boston Properties, Inc	54,157
441		Capstead Mortgage Corp	5,552
184		CBL & Associates Properties, Inc	3,220
157		Cedar Shopping Centers, Inc	988
180		Digital Realty Trust, Inc	9,277
1,259		Duke Realty Corp	15,687
80		Federal Realty Investment Trust	6,234
1,053	*	FelCor Lodging Trust, Inc	7,413
1,726	*	First Industrial Realty Trust, Inc	15,120
166	*	Forestar Real Estate Group, Inc	3,204
132		Glimcher Realty Trust	1,109
889		HCP, Inc	32,706
483		Health Care REIT, Inc	23,010
1,480		Hersha Hospitality Trust	9,768
3,851		Host Marriott Corp	68,817
175		HRPT Properties Trust	4,464
1,704		Kimco Realty Corp	30,740
325		Liberty Property Trust	10,374
265		Macerich Co	12,553
255		MFA Mortgage Investments, Inc	2,081
107		Mid-America Apartment Communities, Inc	6,793
1,865		NorthStar Realty Finance Corp	8,859
38		Post Properties, Inc	1,379
3,662		Prologis	52,879
4,134	*	RAIT Investment Trust	9,053
78		Regency Centers Corp	3,295
176		UDR, Inc	4,140
263		Ventas, Inc	13,802
868		Vornado Realty Trust	72,331

		TOTAL REAL ESTATE	677,930

RETAILING - 4.3%
15		Advance Auto Parts, Inc	992
600		American Eagle Outfitters, Inc	8,778
89	*	AnnTaylor Stores Corp	2,438
305	*	Autozone, Inc	83,140
1,160	*	Bed Bath & Beyond, Inc	57,014
1,988		Best Buy Co, Inc	68,169
456	*	Carmax, Inc	14,537
100	*	Charming Shoppes, Inc	355
400		Chico’s FAS, Inc	4,812
400		Foot Locker, Inc	7,848
199	*	GameStop Corp (Class A)	4,553
3,498		Gap, Inc	77,446

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,083		Genuine Parts Co	$106,942
881	*	Hibbett Sports, Inc	32,509
248	*	HSN, Inc	7,599
940		JC Penney Co, Inc	30,371
2,045	*	Kohl’s Corp	111,125
3,113	*	Liberty Media Holding Corp (Interactive A)	49,092
1,800		Limited Brands, Inc	55,314
8,366		Lowe’s Cos, Inc	209,819
800		Macy’s, Inc	20,240
750		Nordstrom, Inc	31,785
700	*	Office Depot, Inc	3,780
404	*	Orbitz Worldwide, Inc	2,258
224		Petsmart, Inc	8,920
200		RadioShack Corp	3,698
4,004		Staples, Inc	91,171
4,562		Target Corp	274,314
300		Tiffany & Co	18,681
2,934		TJX Companies, Inc	130,240
100		Williams-Sonoma, Inc	3,569

		TOTAL RETAILING	1,521,509

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
873	*	Advanced Energy Industries, Inc	11,908
5,178	*	Advanced Micro Devices, Inc	42,356
502	*	Anadigics, Inc	3,479
9,537		Applied Materials, Inc	133,995
80	*	Atmel Corp	986
51	*	Cabot Microelectronics Corp	2,114
799	*	Energy Conversion Devices, Inc	3,675
1,595	*	Entegris, Inc	11,915
21,190		Intel Corp	445,625
499	*	Lattice Semiconductor Corp	3,024
2,267	*	LSI Logic Corp	13,579
654	*	LTX-Credence Corp	4,840
3,239	*	ON Semiconductor Corp	32,001
706	*	RF Micro Devices, Inc	5,189
210	*	Sigma Designs, Inc	2,976
487	*	Skyworks Solutions, Inc	13,943
1,577	*	Sunpower Corp (Class A)	20,233
408	*	Sunpower Corp (Class B)	5,063
8,124		Texas Instruments, Inc	264,029
170	*	Ultratech, Inc	3,380
800		Xilinx, Inc	23,184

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,047,494

SOFTWARE & SERVICES - 8.9%
4,426		Accenture plc	214,617
2,710	*	Adobe Systems, Inc	83,414
463	*	Akamai Technologies, Inc	21,784
33	*	Ansys, Inc	1,718
1,285	*	Art Technology Group, Inc	7,684
1,014	*	Autodesk, Inc	38,735
61	*	Blackboard, Inc	2,519
749		Broadridge Financial Solutions, Inc	16,426
320		CA, Inc	7,821
190	*	Ciber, Inc	889
696	*	Compuware Corp	8,122
100	*	CSG Systems International, Inc	1,894
710		Earthlink, Inc	6,106
174	*	Equinix, Inc	14,139
848	*	Google, Inc (Class A)	503,688
584	*	Informatica Corp	25,714
400	*	Internap Network Services Corp	2,432
4,190		International Business Machines Corp	614,924

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

252	*	Intuit, Inc	$12,424
421		Jack Henry & Associates, Inc	12,272
626	*	Lawson Software, Inc	5,791
205	*	Liquidity Services, Inc	2,880
334	*	Liveperson, Inc	3,774
249		Marchex, Inc (Class B)	2,375
357	*	Mentor Graphics Corp	4,284
24,292		Microsoft Corp	678,232
120	*	NeuStar, Inc (Class A)	3,126
1,258		NIC, Inc	12,215
2,080	*	Novell, Inc	12,314
14,278		Oracle Corp	446,901
118		Pegasystems, Inc	4,322
85	*	Perficient, Inc	1,063
351	*	Rackspace Hosting, Inc	11,025
819	*	RealNetworks, Inc	3,440
452	*	S1 Corp	3,119
575	*	Salesforce.com, Inc	75,900
500		Sapient Corp	6,050
196	*	Smith Micro Software, Inc	3,085
168	*	Sonic Solutions, Inc	2,520
5,158	*	Symantec Corp	86,345
13		Syntel, Inc	621
264	*	Terremark Worldwide, Inc	3,419
1,069	*	TIBCO Software, Inc	21,070
480	*	TNS, Inc	9,984
1,463		Total System Services, Inc	22,501
215	*	Travelzoo, Inc	8,862
142	*	Tyler Technologies, Inc	2,948
146	*	Ultimate Software Group, Inc	7,100
348		United Online, Inc	2,297
273	*	Vasco Data Security International	2,219
162	*	Wright Express Corp	7,452
6,532	*	Yahoo!, Inc	108,627

		TOTAL SOFTWARE & SERVICES	3,163,183

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
91	*	Acme Packet, Inc	4,838
932	*	Agilysys, Inc	5,247
97	*	Avid Technology, Inc	1,694
147	*	Benchmark Electronics, Inc	2,670
553	*	Bookham, Inc	7,272
21,229	*	Cisco Systems, Inc	429,462
1,082	*	Cray, Inc	7,736
11,533	*	Dell, Inc	156,272
24	*	DG FastChannel, Inc	693
5,428	*	EMC Corp	124,301
532	*	Finisar Corp	15,795
582	*	Harmonic, Inc	4,988
8,903		Hewlett-Packard Co	374,816
169	*	InterDigital, Inc	7,037
124	*	Intevac, Inc	1,737
14	*	Itron, Inc	776
198	*	Ixia	3,322
300	*	Lexmark International, Inc (Class A)	10,446
495	*	Loral Space & Communications, Inc	37,868
15,695	*	Motorola, Inc	142,354
1,151	*	NetApp, Inc	63,259
645	*	Oplink Communications, Inc	11,913
293		Plantronics, Inc	10,905
416	*	Polycom, Inc	16,216
715	*	Power-One, Inc	7,293
500	*	QLogic Corp	8,510
5,118	*	Quantum Corp	19,039

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

975	*	Radisys Corp	$8,678
2,319	*	Seagate Technology, Inc	34,855
790	*	Smart Modular Technologies WWH, Inc	4,550
406	*	STEC, Inc	7,166
172	*	Super Micro Computer, Inc	1,985
40		Sycamore Networks, Inc	824
1,169	*	Symmetricom, Inc	8,288
141	*	Synaptics, Inc	4,143
26	*	Tech Data Corp	1,145
221	*	Tekelec	2,632
1,492		Tellabs, Inc	10,116
281	*	Trimble Navigation Ltd	11,220
184	*	TTM Technologies, Inc	2,743
8,142		Xerox Corp	93,796

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,668,600

TELECOMMUNICATION SERVICES - 2.1%
1,026		Alaska Communications Systems Group, Inc	11,389
1,683	*	American Tower Corp (Class A)	86,910
2,107		CenturyTel, Inc	97,280
1,541	*	Cincinnati Bell, Inc	4,315
403	*	Crown Castle International Corp	17,663
11,546		Frontier Communications Corp	112,343
2,464	*	MetroPCS Communications, Inc	31,120
1,646	*	NII Holdings, Inc (Class B)	73,510
17,142		Qwest Communications International, Inc	130,450
90	*	SBA Communications Corp (Class A)	3,685
23,788	*	Sprint Nextel Corp	100,624
492	*	Syniverse Holdings, Inc	15,178
34		Telephone & Data Systems, Inc	1,243
443	*	tw telecom inc (Class A)	7,553
18	*	US Cellular Corp	899
4,593		Windstream Corp	64,026

		TOTAL TELECOMMUNICATION SERVICES	758,188

TRANSPORTATION - 3.0%
2,987	*	Airtran Holdings, Inc	22,074
116		Alexander & Baldwin, Inc	4,643
176		CH Robinson Worldwide, Inc	14,113
2,860		CSX Corp	184,785
2,894	*	Delta Air Lines, Inc	36,464
153	*	Dollar Thrifty Automotive Group, Inc	7,231
178		Expeditors International Washington, Inc	9,719
2,278		FedEx Corp	211,877
34	*	Genesee & Wyoming, Inc (Class A)	1,800
544	*	Hertz Global Holdings, Inc	7,883
500	*	Kansas City Southern Industries, Inc	23,930
3,218		Norfolk Southern Corp	202,154
68		Ryder System, Inc	3,580
267		Skywest, Inc	4,171
4,679		Southwest Airlines Co	60,733
3,820		United Parcel Service, Inc (Class B)	277,256

		TOTAL TRANSPORTATION	1,072,413

UTILITIES - 4.3%
1,158		AGL Resources, Inc	41,514
1,068		Alliant Energy Corp	39,270
946		Aqua America, Inc	21,266
1,100		Atmos Energy Corp	34,320
2,238		Avista Corp	50,400
1,390	*	Calpine Corp	18,543
1,918		Centerpoint Energy, Inc	30,151
242		Central Vermont Public Service Corp	5,290
167		CH Energy Group, Inc	8,165

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

2,819	Cleco Corp	$86,712
3,219	Consolidated Edison, Inc	159,565
175	DTE Energy Co	7,931
2,716	Hawaiian Electric Industries, Inc	61,898
2,381	Idacorp, Inc	88,049
87	ITC Holdings Corp	5,392
222	Laclede Group, Inc	8,112
500	MGE Energy, Inc	21,380
197	New Jersey Resources Corp	8,493
2,768	NextEra Energy, Inc	143,909
693	Nicor, Inc	34,595
4,838	NiSource, Inc	85,246
1,381	Northeast Utilities	44,026
162	Northwest Natural Gas Co	7,528
819	NSTAR	34,554
3,211	NV Energy, Inc	45,115
5,630	Pepco Holdings, Inc	102,748
1,319	PG&E Corp	63,101
1,285	Piedmont Natural Gas Co, Inc	35,929
2,792	PPL Corp	73,485
52	SCANA Corp	2,111
1,432	Sempra Energy	75,151
211	SJW Corp	5,585
560	South Jersey Industries, Inc	29,579
155	Southwest Gas Corp	5,684
200	UIL Holdings Corp	5,992
524	WGL Holdings, Inc	18,743
125	Wisconsin Energy Corp	7,358
244	Xcel Energy, Inc	5,746

	TOTAL UTILITIES	1,522,636

	TOTAL COMMON STOCKS (Cost $31,871,138)	35,379,366

	TOTAL INVESTMENTS - 100.1% (Cost $31,871,138)	35,379,366
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(35,780)

	NET ASSETS - 100.0%	$35,343,586

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.5%
ASSET MANAGEMENT & CUSTODY BANKS - 1.5%
20,000		iShares Dow Jones US Real Estate Index Fund	$1,119,200

		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	1,119,200

DIVERSIFIED REITS - 4.7%
42,000		Vornado Realty Trust	3,499,860

		TOTAL DIVERSIFIED REIT’S	3,499,860

HOMEBUILDING - 0.8%
80,000	*	Pulte Homes, Inc	601,600

		TOTAL HOMEBUILDING	601,600

HOTELS, RESORTS & CRUISE LINES - 2.1%
120,000	*	Orient-Express Hotels Ltd (Class A)	1,558,800

		TOTAL HOTELS, RESORTS & CRUISE LINES	1,558,800

INDUSTRIAL REITS - 3.8%
30,000		AMB Property Corp	951,300
19,500		EastGroup Properties, Inc	825,240
15,000	*	First Industrial Realty Trust, Inc	131,400
60,000		Prologis	866,400

		TOTAL INDUSTRIAL REIT’S	2,774,340

MORTGAGE REITS - 0.9%
35,000		Annaly Mortgage Management, Inc	627,200

		TOTAL MORTGAGE REIT’S	627,200

OFFICE REITS - 12.6%
19,000		Alexandria Real Estate Equities, Inc	1,391,940
37,000		BioMed Realty Trust, Inc	690,050
42,000		Boston Properties, Inc	3,616,200
16,000		Corporate Office Properties Trust	559,200
22,000		Digital Realty Trust, Inc	1,133,880
7,500		Kilroy Realty Corp	273,525
35,000		Mission West Properties, Inc	234,150
21,000		SL Green Realty Corp	1,417,710

		TOTAL OFFICE REIT’S	9,316,655

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,g,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE DEVELOPMENT - 0.5%
20,000	*	Forestar Real Estate Group, Inc	386,000

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

		TOTAL REAL ESTATE DEVELOPMENT	$386,000

REAL ESTATE OPERATING COMPANIES - 2.3%
407,000	*	Thomas Properties Group, Inc	1,717,540

		TOTAL REAL ESTATE OPERATING COMPANIES	1,717,540

RESIDENTIAL REITS - 16.8%
44,000		American Campus Communities, Inc	1,397,440
20,000		Associated Estates Realty Corp	305,800
22,000		AvalonBay Communities, Inc	2,476,100
14,000		Camden Property Trust	755,720
90,000		Equity Residential	4,675,500
18,000		Essex Property Trust, Inc	2,055,960
30,000		UDR, Inc	705,600

		TOTAL RESIDENTIAL REIT’S	12,372,120

RETAIL REITS - 23.0%
150,000		Developers Diversified Realty Corp	2,113,500
17,000		Federal Realty Investment Trust	1,324,810
5,008	b	General Growth Properties, Inc	77,524
20,000		Glimcher Realty Trust	168,000
70,000		Kimco Realty Corp	1,262,800
38,000		Macerich Co	1,800,060
15,000		Realty Income Corp	513,000
25,000		Regency Centers Corp	1,056,000
77,500		Simon Property Group, Inc	7,710,475
15,000		Tanger Factory Outlet Centers, Inc	767,850
3,500		Taubman Centers, Inc	176,680

		TOTAL RETAIL REIT’S	16,970,699

SPECIALIZED REITS - 28.5%
34,637		Entertainment Properties Trust	1,601,961
19,000		Extra Space Storage, Inc	330,600
50,000	*	FelCor Lodging Trust, Inc	352,000
78,000		HCP, Inc	2,869,620
40,000		Health Care REIT, Inc	1,905,600
85,000		Hersha Hospitality Trust	561,000
180,000		Host Marriott Corp	3,216,600
6,000		LaSalle Hotel Properties	158,400
46,000		Nationwide Health Properties, Inc	1,673,480
20,000		Plum Creek Timber Co, Inc	749,000
34,000		Public Storage, Inc	3,448,280
10,000		Sovran Self Storage, Inc	368,100
35,000	*	Sunstone Hotel Investors, Inc	361,550
60,000		U-Store-It Trust	571,800
39,500		Ventas, Inc	2,072,960
40,000		Weyerhaeuser Co	757,200

		TOTAL SPECIALIZED REIT’S	20,998,151

		TOTAL COMMON STOCKS (Cost $66,012,952)	71,942,165

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES	COMPANY	VALUE

PREFERRED STOCK - 1.1%
OFFICE REITS - 0.5%
13,000	SL Green Realty Corp	$325,000

	TOTAL OFFICE REITS	325,000

RETAIL REITS - 0.6%
19,500	CBL & Associates Properties, Inc	460,590

	TOTAL RETAIL REITS	460,590

	TOTAL PREFERRED STOCK (Cost $720,976)	785,590

	TOTAL INVESTMENTS - 98.6% (Cost $66,733,928)	72,727,755
	OTHER ASSETS & LIABILITIES, NET - 1.4%	1,030,777

	NET ASSETS - 100.0%	$73,758,532

Abbreviation(s):

REIT Real Estate Investment Trust

*	Non-income producing.

b	In bankruptcy.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/10, the value of these securities amounted to $0 or 0.00% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 97.5%

CORPORATE BONDS - 30.2%
BANKS - 6.8%
$100,000	g	Banco Bradesco S.A.	5.900%	01/16/21	$100,120
100,000	g	Banco de Credito del Peru	5.380	09/16/20	98,500
100,000	g	Banco del Estado de Chile	4.130	10/07/20	94,987
100,000	g	Banco do Brasil S.A.	5.380	01/15/21	98,000
100,000	g	Banco Santander Brasil	4.500	04/06/15	102,007
100,000	g	Banco Santander Chile	3.750	09/22/15	99,991
1,000,000		Bank of America Corp	2.380	06/22/12	1,025,810
50,000		Bank of America Corp	7.380	05/15/14	55,579
150,000		Bank of America Corp	3.700	09/01/15	148,705
200,000		Bank of America Corp	5.300	03/15/17	202,687
75,000		Bank of America Corp	5.750	12/01/17	78,047
100,000	g	Bank of China Hong Kong Ltd	5.550	02/11/20	104,475
250,000	g	Bank of Nova Scotia	1.650	10/29/15	238,970
75,000		BB&T Corp	3.850	07/27/27	78,022
100,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	101,788
1,000,000		Citigroup, Inc	2.130	04/30/12	1,020,293
100,000		Citigroup, Inc	6.000	12/13/13	109,274
50,000		Citigroup, Inc	5.500	10/15/14	53,872
75,000		Citigroup, Inc	6.130	05/15/18	82,165
100,000		Citigroup, Inc	5.380	08/09/20	103,901
75,000		Citigroup, Inc	6.880	03/05/38	83,193
50,000		Citigroup, Inc	8.130	07/15/39	63,607
900,000	g	Depfa ACS Bank	5.130	03/16/37	599,915
100,000		Deutsche Bank AG.	3.880	08/18/14	104,975
50,000		Discover Bank	7.000	04/15/20	53,752
100,000		Eksportfinans ASA	5.000	02/14/12	104,707
230,000		Eksportfinans ASA	2.000	09/15/15	224,623
50,000		First Horizon National Corp	5.380	12/15/15	50,471
100,000	g	HSBC Bank plc	3.500	06/28/15	102,511
150,000	g	HSBC Bank plc	4.130	08/12/20	144,168
100,000	g	ICICI Bank Ltd	5.500	03/25/15	104,068
100,000	g	Itau Unibanco Holdings S.A.	5.750	01/22/21	99,750
60,000		JPMorgan Chase & Co	5.130	09/15/14	63,844
350,000		JPMorgan Chase & Co	4.250	10/15/20	341,828
100,000		JPMorgan Chase & Co	5.500	10/15/40	102,214
500,000		KeyBank NA	3.200	06/15/12	518,689
250,000		New York Community Bank	3.000	12/16/11	255,989
25,000		Noble Holding International Ltd	3.450	08/01/15	25,530
75,000		Noble Holding International Ltd	4.900	08/01/20	77,587
175,000		Northern Trust Corp	4.630	05/01/14	189,197
100,000		PNC Funding Corp	5.130	02/08/20	104,229
500,000		Regions Bank	3.250	12/09/11	513,220

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Sovereign Bancorp, Inc	2.750%	01/17/12	$511,361
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	101,779
150,000		Union Bank of California NA	5.950	05/11/16	159,660
25,000		USB Capital XIII Trust	6.630	12/15/39	25,536
100,000	g	Vnesheconombank	6.800	11/22/25	99,750
25,000		Wachovia Bank NA	4.800	11/01/14	26,580
100,000		Wachovia Bank NA	5.850	02/01/37	100,639
100,000		Wells Fargo & Co	2.130	06/15/12	102,299
100,000		Wells Fargo & Co	4.750	02/09/15	106,088
50,000		Westpac Banking Corp	3.000	08/04/15	50,253
40,000		Zions Bancorporation	7.750	09/23/14	41,700

		TOTAL BANKS			9,250,905

CAPITAL GOODS - 0.7%
25,000		Black & Decker Corp	8.950	04/15/14	29,726
50,000		CRH America, Inc	4.130	01/15/16	49,681
140,000		DIRECTV Holdings LLC	3.550	03/15/15	142,229
200,000	g	Gold Fields Orogen Holding BVI Ltd	4.880	10/07/20	191,326
55,000		Goodrich Corp	6.130	03/01/19	62,242
50,000		ITT Corp	4.900	05/01/14	53,678
20,000		John Deere Capital Corp	2.950	03/09/15	20,546
100,000	g	Myriad International Holding BV	6.380	07/28/17	104,740
50,000		Tyco International Finance S.A.	6.000	11/15/13	55,467
25,000		Tyco International Finance S.A.	4.130	10/15/14	26,510
25,000		United Technologies Corp	5.700	04/15/40	27,254
100,000		Valmont Industries, Inc	6.630	04/20/20	104,028

		TOTAL CAPITAL GOODS			867,427

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
100,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	100,264
25,000		News America, Inc	7.250	05/18/18	30,163
50,000		News America, Inc	6.200	12/15/34	52,499
50,000		News America, Inc	6.900	08/15/39	57,246
30,000		Republic Services, Inc	5.000	03/01/20	31,567
25,000		Republic Services, Inc	5.250	11/15/21	26,347
40,000		Republic Services, Inc	6.200	03/01/40	43,359

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			341,445

CONSUMER DURABLES & APPAREL - 0.1%
75,000		Whirlpool Corp	8.000	05/01/12	80,821

		TOTAL CONSUMER DURABLES & APPAREL			80,821

CONSUMER SERVICES - 0.1%
60,000		McDonald’s Corp	3.500	07/15/20	57,874
100,000		Walt Disney Co	4.500	12/15/13	109,212

		TOTAL CONSUMER SERVICES			167,086

DIVERSIFIED FINANCIALS - 8.3%
25,000		American Express Co	7.000	03/19/18	29,119
125,000		American Express Co	8.130	05/20/19	155,526
50,000		Ameriprise Financial, Inc	5.300	03/15/20	52,603

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000	g	Banco Mercantil del Norte S.A.	4.380%	07/19/15	$101,495
100,000	g	Bangkok Bank PCL	4.800	10/18/20	95,822
500,000	g	Bank of Montreal	2.850	06/09/15	507,897
50,000		Bank of New York Mellon Corp	4.300	05/15/14	53,350
50,000		Bank of New York Mellon Corp	5.450	05/15/19	54,925
50,000		Barclays Bank plc	5.200	07/10/14	54,004
50,000		BlackRock, Inc	3.500	12/10/14	51,851
50,000		BlackRock, Inc	5.000	12/10/19	52,211
100,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	101,756
200,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	201,090
50,000		Capital One Bank USA NA	8.800	07/15/19	61,502
50,000		Capital One Capital V	8.880	05/15/40	52,063
1,000,000		Citigroup Funding, Inc	1.880	10/22/12	1,020,026
150,000		Credit Suisse	5.000	05/15/13	161,442
100,000		Credit Suisse	5.500	05/01/14	109,665
25,000		Credit Suisse	5.300	08/13/19	26,407
25,000		Credit Suisse AG.	5.400	01/14/20	25,532
100,000		Eaton Vance Corp	6.500	10/02/17	113,360
60,000		Franklin Resources, Inc	3.130	05/20/15	61,101
500,000		General Electric Capital Corp	2.250	03/12/12	510,581
200,000		General Electric Capital Corp	2.200	06/08/12	204,478
200,000		General Electric Capital Corp	2.130	12/21/12	205,487
25,000		General Electric Capital Corp	2.800	01/08/13	25,558
200,000		General Electric Capital Corp	1.880	09/16/13	200,107
375,000		General Electric Capital Corp	5.500	06/04/14	409,500
350,000		General Electric Capital Corp	4.380	09/16/20	344,455
450,000		GMAC, Inc	1.750	10/30/12	457,970
1,700,000		GMAC, Inc	2.200	12/19/12	1,748,498
100,000	i	Goldman Sachs Capital II	5.790	12/30/49	84,750
100,000		Goldman Sachs Group, Inc	4.750	07/15/13	106,527
100,000		Goldman Sachs Group, Inc	3.700	08/01/15	101,891
150,000		Goldman Sachs Group, Inc	5.350	01/15/16	161,160
50,000		Goldman Sachs Group, Inc	7.500	02/15/19	58,300
125,000		Goldman Sachs Group, Inc	5.380	03/15/20	129,170
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	25,560
100,000		HSBC Finance Corp	5.250	01/14/11	100,101
165,000		HSBC Finance Corp	4.750	07/15/13	174,021
100,000	g	Hyundai Capital America	3.750	04/06/16	98,213
35,000	g	International Lease Finance Corp	6.500	09/01/14	37,100
25,000	g	International Lease Finance Corp	8.630	09/15/15	26,875
50,000		International Lease Finance Corp	8.250	12/15/20	51,500
50,000		Jefferies Group, Inc	3.880	11/09/15	49,145
100,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	106,650
100,000	b,n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	10
50,000	g	Lloyds TSB Bank plc	5.800	01/13/20	49,368
100,000		MBNA Corp	6.130	03/01/13	107,367
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	316,438
50,000		Merrill Lynch & Co, Inc	6.400	08/28/17	52,864
150,000		Merrill Lynch & Co, Inc	6.880	04/25/18	164,154
175,000		Morgan Stanley	6.000	05/13/14	189,084
50,000		Morgan Stanley	6.000	04/28/15	54,150
100,000		Morgan Stanley	5.450	01/09/17	103,702

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$65,000		Morgan Stanley	6.630%	04/01/18	$70,510
150,000		Morgan Stanley	7.300	05/13/19	168,846
50,000		NASDAQ OMX Group, Inc	4.000	01/15/15	50,892
35,000		NASDAQ OMX Group, Inc	5.550	01/15/20	35,363
55,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	56,530
50,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	68,971
25,000		Nomura Holdings, Inc	5.000	03/04/15	26,065
100,000	g	Principal Life Global Funding I	5.130	10/15/13	107,459
100,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	100,009
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	180,950
350,000		State Street Corp	2.150	04/30/12	357,310
75,000		State Street Corp	4.300	05/30/14	80,242
300,000	g	Toronto-Dominion Bank	2.200	07/29/15	295,103
75,000		UBS AG.	4.880	08/04/20	76,301
100,000	g	Waha Aerospace BV	3.930	07/28/20	100,822

		TOTAL DIVERSIFIED FINANCIALS			11,372,854

ENERGY - 2.7%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	53,714
30,000		Anadarko Petroleum Corp	8.700	03/15/19	36,636
50,000		Anadarko Petroleum Corp	6.200	03/15/40	48,809
100,000		Apache Corp	5.100	09/01/40	97,164
75,000		Baker Hughes, Inc	6.500	11/15/13	85,356
100,000		Baker Hughes, Inc	5.130	09/15/40	97,678
50,000		BJ Services Co	5.750	06/01/11	51,069
100,000		BP Capital Markets plc	3.130	03/10/12	102,254
75,000		BP Capital Markets plc	3.880	03/10/15	77,362
100,000		BP Capital Markets plc	3.130	10/01/15	99,931
100,000		Burlington Resources Finance Co	7.200	08/15/31	118,723
75,000		Chevron Corp	3.450	03/03/12	77,390
125,000		ConocoPhillips	4.600	01/15/15	136,243
100,000		ConocoPhillips	6.500	02/01/39	118,910
92,290		Dolphin Energy Ltd	5.890	06/15/19	98,750
100,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	99,972
25,000		Enbridge Energy Partners LP	5.200	03/15/20	26,202
25,000		EnCana Corp	6.630	08/15/37	27,341
75,000		Enterprise Products Operating LLC	4.600	08/01/12	78,715
25,000		Enterprise Products Operating LLC	5.000	03/01/15	26,958
100,000		Enterprise Products Operating LLC	6.130	10/15/39	104,081
75,000		EOG Resources, Inc	4.100	02/01/21	73,764
25,000		Hess Corp	8.130	02/15/19	31,584
75,000		Hess Corp	5.600	02/15/41	74,455
25,000		Marathon Oil Corp	6.500	02/15/14	28,143
25,000		Nexen, Inc	6.400	05/15/37	24,222
75,000		Nexen, Inc	7.500	07/30/39	81,562
100,000		Occidental Petroleum Corp	4.100	02/01/21	101,644
20,000		Pemex Project Funding Master Trust	5.750	03/01/18	21,384
85,000		Pemex Project Funding Master Trust	6.630	06/15/35	86,487
25,000		Pemex Project Funding Master Trust	6.630	06/15/38	25,393
60,000		Petrobras International Finance Co	7.880	03/15/19	70,930
59,000		Petrobras International Finance Co	6.880	01/20/40	61,974
50,000		Petroleos Mexicanos	4.880	0	52,625

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$20,000		Petroleos Mexicanos	8.000%	05/03/19	$24,100
90,000		Petroleos Mexicanos	5.500	01/21/21	91,125
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	120,000
100,000	g	Petronas Capital Ltd	5.250	08/12/19	107,489
100,000		Plains All American Pipeline LP	5.750	01/15/20	106,514
100,000	g	Reliance Holdings USA	4.500	10/19/20	95,415
50,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	53,997
50,000		SEACOR Holdings, Inc	7.380	10/01/19	51,863
75,000		Shell International Finance BV	4.300	09/22/19	78,192
25,000		Shell International Finance BV	6.380	12/15/38	29,631
25,000		Statoil ASA	2.900	10/15/14	25,850
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	104,718
25,000		Vale Overseas Ltd	6.250	01/23/17	27,878
25,000		Vale Overseas Ltd	6.880	11/21/36	27,500
60,000		Vale Overseas Ltd	6.880	11/10/39	66,296
50,000		Valero Energy Corp	4.500	02/01/15	52,002
110,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	109,454
100,000		XTO Energy, Inc	6.250	04/15/13	111,402
50,000		XTO Energy, Inc	4.630	06/15/13	54,289

		TOTAL ENERGY			3,735,140

FOOD & STAPLES RETAILING - 0.1%
50,000		CVS Caremark Corp	3.250	05/18/15	50,815
50,000		Delhaize Group S.A.	5.880	02/01/14	55,178
50,000		Delhaize Group S.A.	6.500	06/15/17	56,683

		TOTAL FOOD & STAPLES RETAILING			162,676

FOOD BEVERAGE & TOBACCO - 1.1%
80,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	86,687
75,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	79,270
25,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	28,633
100,000		Coca-Cola Co	1.500	11/15/15	95,984
100,000		Coca-Cola Co	3.150	11/15/20	93,829
50,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	53,880
7,000		ConAgra Foods, Inc	6.750	09/15/11	7,285
98,000		ConAgra Foods, Inc	5.820	06/15/17	106,377
25,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	27,568
55,000		General Mills, Inc	5.200	03/17/15	60,718
50,000		General Mills, Inc	5.650	02/15/19	55,663
100,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	100,391
100,000	g	HJ Heinz Finance Co	7.130	08/01/39	117,593
100,000		Kellogg Co	4.000	12/15/20	98,625
25,000		Kraft Foods, Inc	6.130	02/01/18	28,557
50,000		Kraft Foods, Inc	5.380	02/10/20	53,813
75,000		Kraft Foods, Inc	6.500	02/09/40	84,047
50,000		Mead Johnson Nutrition Co	5.900	11/01/39	51,764
100,000		PepsiCo, Inc	0.880	10/25/13	98,857
5,000		PepsiCo, Inc	7.900	11/01/18	6,433
50,000		PepsiCo, Inc	4.880	11/01/40	48,517
100,000		Philip Morris International, Inc	6.880	03/17/14	115,231

		TOTAL FOOD BEVERAGE & TOBACCO			1,499,722

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
$50,000		Agilent Technologies, Inc	2.500%	07/15/13	$50,586
50,000		Boston Scientific Corp	4.500	01/15/15	51,051
50,000		McKesson Corp	6.500	02/15/14	56,174
100,000		Medtronic, Inc	4.750	09/15/15	110,693
50,000		Medtronic, Inc	4.450	03/15/20	51,909
100,000		Quest Diagnostics, Inc	6.400	07/01/17	109,527
80,000		Stryker Corp	3.000	01/15/15	81,738
15,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	15,687

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			527,365

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
65,000		Procter & Gamble Co	5.550	03/05/37	70,783

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			70,783

INSURANCE - 1.0%
50,000		ACE INA Holdings, Inc	5.880	06/15/14	56,062
75,000		Allstate Corp	7.450	05/16/19	91,024
150,000		American International Group, Inc	3.650	01/15/14	152,561
100,000		Chubb Corp	6.000	05/11/37	108,373
20,000		CIGNA Corp	5.130	06/15/20	20,731
50,000		Genworth Financial, Inc	7.200	02/15/21	51,181
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	75,204
75,000		Hartford Financial Services Group, Inc	5.500	03/30/20	76,081
50,000		Hartford Financial Services Group, Inc	6.630	03/30/40	50,807
25,000		Lincoln National Corp	7.000	06/15/40	27,187
50,000		Metlife, Inc	5.000	06/15/15	54,150
100,000		Metlife, Inc	6.750	06/01/16	115,996
150,000		Prudential Financial, Inc	6.200	11/15/40	158,679
100,000	g	Prudential Funding LLC	6.750	09/15/23	113,666
25,000		Travelers Cos, Inc	5.800	05/15/18	28,006
25,000		Travelers Cos, Inc	5.900	06/02/19	28,163
20,000		Unum Group	5.630	09/15/20	20,075
25,000		WR Berkley Corp	5.380	09/15/20	24,399

		TOTAL INSURANCE			1,252,345

MATERIALS - 0.9%
125,000		3M Co	5.700	03/15/37	136,682
100,000		Air Products & Chemicals, Inc	4.150	02/01/13	105,050
35,000		Air Products & Chemicals, Inc	4.380	08/21/19	35,186
10,000		Airgas, Inc	4.500	09/15/14	10,474
25,000		Alcoa, Inc	6.150	08/15/20	25,673
20,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	20,800
35,000		ArcelorMittal	3.750	08/05/15	35,291
30,000		ArcelorMittal	7.000	10/15/39	31,133
100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	94,754
50,000		EI Du Pont de Nemours & Co	3.250	01/15/15	51,894
120,000	g	Gerdau S.A.	5.750	01/30/21	120,300
50,000		International Paper Co	7.300	11/15/39	56,972
25,000		Newmont Mining Corp	6.250	10/01/39	27,183
140,000	g	POSCO	4.250	10/28/20	132,937
50,000		Praxair, Inc	5.250	11/15/14	55,750

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$115,000		Rio Tinto Finance USA Ltd	3.500%	11/02/20	$109,166
100,000	g	Sinochem Corp	6.300	11/12/40	102,292
100,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	102,011

		TOTAL MATERIALS			1,253,548

MEDIA - 0.8%
50,000		CBS Corp	4.300	02/15/21	47,476
75,000		Comcast Corp	5.650	06/15/35	72,860
50,000		Comcast Corp	6.400	03/01/40	53,593
63,000		Lamar Media Corp	6.630	08/15/15	63,945
25,000	g	NBC Universal, Inc	5.150	04/30/20	25,916
350,000	g	NBC Universal, Inc	4.380	04/01/21	339,713
75,000		Time Warner Cable, Inc	6.200	07/01/13	83,297
100,000		Time Warner Cable, Inc	8.750	02/14/19	127,247
125,000		Time Warner Cable, Inc	8.250	04/01/19	155,272
50,000		Time Warner, Inc	3.150	07/15/15	50,801
50,000		Time Warner, Inc	6.500	11/15/36	54,647
25,000		Viacom, Inc	4.380	09/15/14	26,616

		TOTAL MEDIA			1,101,383

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
50,000		Abbott Laboratories	5.600	05/15/11	50,985
80,000		Abbott Laboratories	4.130	05/27/20	81,338
75,000		Amgen, Inc	3.450	10/01/20	71,463
65,000		Eli Lilly & Co	3.550	03/06/12	67,063
25,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	28,586
50,000		Johnson & Johnson	5.850	07/15/38	57,552
65,000		Life Technologies Corp	3.500	01/15/16	64,802
200,000		Merck & Co, Inc	3.880	01/15/21	198,754
35,000		Novartis Capital Corp	4.130	02/10/14	37,352
200,000		Novartis Capital Corp	2.900	04/24/15	205,456
35,000		Novartis Capital Corp	4.400	04/24/20	36,707
35,000		Pfizer, Inc	5.350	03/15/15	39,346
100,000		Pfizer, Inc	6.200	03/15/19	117,136
50,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	50,874

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,107,414

REAL ESTATE - 0.4%
30,000		AMB Property LP	4.500	08/15/17	29,999
15,000		Boston Properties LP	4.130	05/15/21	14,221
25,000		Boston Properties LP	2.880	02/15/37	25,375
25,000		Brandywine Operating Partnership LP	7.500	05/15/15	27,327
25,000		Brandywine Operating Partnership LP	5.700	05/01/17	24,937
25,000		Developers Diversified Realty Corp	7.500	04/01/17	27,927
40,000		Developers Diversified Realty Corp	7.880	09/01/20	44,794
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	25,004
25,000		Kilroy Realty Corp	5.000	11/03/15	24,819
10,000		Kimco Realty Corp	5.700	05/01/17	10,740
50,000		Liberty Property LP	4.750	10/01/20	49,478
20,000		Mack-Cali Realty Corp	7.750	08/15/19	23,275
10,000		National Retail Properties, Inc	6.880	10/15/17	10,774
25,000		Nationwide Health Properties, Inc	6.250	02/01/13	26,815

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$15,000		ProLogis	7.630%	08/15/14	$16,914
25,000		Realty Income Corp	5.950	09/15/16	27,435
35,000		Realty Income Corp	5.750	01/15/21	36,188
25,000		Simon Property Group LP	5.250	12/01/16	26,970
40,000		Simon Property Group LP	10.350	04/01/19	54,687
15,000		Ventas Realty LP	3.130	11/30/15	14,452
50,000		Washington Real Estate Investment Trust	4.950	10/01/20	47,519

		TOTAL REAL ESTATE			589,650

RETAILING - 0.5%
50,000		Advance Auto Parts, Inc	5.750	05/01/20	52,232
150,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	160,125
25,000		Martin Marietta Materials, Inc	6.600	04/15/18	26,878
25,000		Staples, Inc	9.750	01/15/14	30,296
300,000		Wal-Mart Stores, Inc	3.250	10/25/20	281,955
50,000		Wal-Mart Stores, Inc	5.250	09/01/35	50,317
75,000		Wal-Mart Stores, Inc	5.000	10/25/40	72,845

		TOTAL RETAILING			674,648

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
50,000		Analog Devices, Inc	5.000	07/01/14	53,889
50,000	g	Broadcom Corp	1.500	11/01/13	49,659
50,000	g	Broadcom Corp	2.380	11/01/15	48,672

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			152,220

SOFTWARE & SERVICES - 0.5%
50,000		Adobe Systems, Inc	3.250	02/01/15	50,936
75,000		International Business Machines Corp	1.000	08/05/13	74,726
35,000		Microsoft Corp	0.880	09/27/13	34,803
40,000		Microsoft Corp	2.950	06/01/14	41,639
125,000		Microsoft Corp	1.630	09/25/15	121,904
75,000		Microsoft Corp	3.000	10/01/20	70,327
50,000		Oracle Corp	3.750	07/08/14	53,144
25,000		Oracle Corp	5.750	04/15/18	28,599
65,000	g	Oracle Corp	3.880	07/15/20	64,616
100,000		Symantec Corp	2.750	09/15/15	97,582

		TOTAL SOFTWARE & SERVICES			638,276

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
50,000		Amphenol Corp	4.750	11/15/14	53,416
65,000		Cisco Systems, Inc	4.450	01/15/20	68,101
75,000		Hewlett-Packard Co	4.250	02/24/12	77,939
50,000		Hewlett-Packard Co	2.950	08/15/12	51,552
25,000		Hewlett-Packard Co	4.750	06/02/14	27,392
20,000		Hewlett-Packard Co	3.750	12/01/20	19,562
50,000		L-3 Communications Corp	6.380	10/15/15	51,500
35,000		L-3 Communications Corp	5.200	10/15/19	35,582
25,000		Xerox Corp	8.250	05/15/14	29,182
25,000		Xerox Corp	5.630	12/15/19	26,798

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			441,024

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TELECOMMUNICATION SERVICES - 1.7%
$40,000		America Movil SAB de C.V.	5.000%	03/30/20	$41,578
100,000		AT&T, Inc	6.150	09/15/34	103,275
125,000		AT&T, Inc	6.300	01/15/38	131,869
92,000	g	AT&T, Inc	5.350	09/01/40	86,523
25,000		BellSouth Capital Funding Corp	7.880	02/15/30	30,122
100,000		BellSouth Corp	6.880	10/15/31	108,415
175,000		Cellco Partnership	3.750	05/20/11	177,145
175,000		Cellco Partnership	8.500	11/15/18	228,995
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	134,395
50,000		France Telecom S.A.	2.130	09/16/15	48,672
110,000	g	Qtel International Finance	4.750	02/16/21	104,948
100,000		Sprint Capital Corp	8.750	03/15/32	101,000
50,000		Telecom Italia Capital S.A.	6.180	06/18/14	53,173
25,000		Telecom Italia Capital S.A.	7.000	06/04/18	26,471
200,000		Telecom Italia Capital S.A.	7.180	06/18/19	213,986
135,000		Telefonica Emisiones SAU	5.130	04/27/20	129,970
100,000	g	Telefonica Moviles Chile S.A.	2.880	11/09/15	95,978
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	105,567
100,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	96,250
100,000		Verizon Communications, Inc	4.350	02/15/13	106,341
40,000		Verizon Communications, Inc	8.750	11/01/18	52,233
50,000		Verizon Communications, Inc	6.250	04/01/37	53,353
50,000		Verizon Communications, Inc	6.400	02/15/38	55,309
25,000		Verizon Communications, Inc	8.950	03/01/39	35,627

		TOTAL TELECOMMUNICATION SERVICES			2,321,195

TRANSPORTATION - 0.7%
100,000		Boeing Co	6.130	02/15/33	110,246
100,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	104,512
75,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	77,596
25,000		Embraer Overseas Ltd	6.380	01/15/20	26,375
50,000		Norfolk Southern Corp	5.750	04/01/18	56,461
100,000		Norfolk Southern Corp	5.590	05/17/25	103,316
62,000		Northrop Grumman Corp	5.050	11/15/40	57,926
281,250		Totem Ocean Trailer Express, Inc	4.510	12/18/19	302,884
75,000		Union Pacific Corp	5.130	02/15/14	80,939
100,000		United Parcel Service, Inc	3.130	01/15/21	92,900

		TOTAL TRANSPORTATION			1,013,155

UTILITIES - 1.9%
50,000		AGL Capital Corp	5.250	08/15/19	52,801
75,000		Alliant Energy Corp	4.000	10/15/14	77,709
75,000		Atmos Energy Corp	8.500	03/15/19	93,881
200,000		Carolina Power & Light Co	5.300	01/15/19	222,003
50,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	57,143
100,000	g	Colbun S.A.	6.000	01/21/20	104,006
150,000		Commonwealth Edison Co	4.000	08/01/20	147,617
25,000		Connecticut Light & Power Co	5.500	02/01/19	27,778
35,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	37,232
100,000		Duke Energy Carolinas LLC	5.750	11/15/13	112,021
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	15,466

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000	g	Empresa Electrica del Norte Grande S.A.	5.630%	01/15/21	$99,066
50,000		Indiana Michigan Power Co	7.000	03/15/19	59,036
25,000		Integrys Energy Group, Inc	4.170	11/01/20	23,865
100,000	g	Kentucky Utilities Co	3.750	11/15/20	95,203
50,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	51,652
100,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	96,946
50,000		Midamerican Energy Holdings Co	5.950	05/15/37	52,741
100,000		Nevada Power Co	6.650	04/01/36	111,883
50,000		Nevada Power Co	5.380	09/15/40	48,118
75,000		Pacific Gas & Electric Co	8.250	10/15/18	97,444
50,000		PacifiCorp	6.000	01/15/39	55,149
75,000		Pepco Holdings, Inc	2.700	10/01/15	73,100
50,000		PG&E Corp	5.750	04/01/14	54,728
103,000		Progress Energy, Inc	7.100	03/01/11	104,048
50,000		Progress Energy, Inc	7.050	03/15/19	59,320
75,000		Public Service Co of Colorado	3.200	11/15/20	70,716
100,000		Public Service Co of Oklahoma	5.150	12/01/19	104,699
25,000		San Diego Gas & Electric Co	5.350	05/15/40	25,556
50,000		Sempra Energy	6.000	10/15/39	52,830
25,000		Veolia Environnement	5.250	06/03/13	27,007
100,000		Virginia Electric and Power Co	4.750	03/01/13	106,657
50,000		Williams Partners LP	3.800	02/15/15	51,670
75,000		Williams Partners LP	5.250	03/15/20	77,745
75,000		Williams Partners LP	6.300	04/15/40	78,067

		TOTAL UTILITIES			2,624,903

		TOTAL CORPORATE BONDS (Cost $40,027,620)			41,245,985

GOVERNMENT BONDS - 60.5%
AGENCY SECURITIES - 5.9%
		Federal Farm Credit Bank (FFCB)
600,000		FFCB	2.630	04/21/11	604,356
500,000		FFCB	1.380	06/25/13	506,515
		Federal Home Loan Bank (FHLB)
1,000,000		FHLB	1.880	06/21/13	1,023,306
		Federal Home Loan Mortgage Corp (FHLMC)
2,000,000		FHLMC	2.130	09/21/12	2,051,196
300,000		FHLMC	2.500	04/23/14	310,824
1,500,000		FHLMC	5.130	10/18/16	1,701,287
		Federal National Mortgage Association (FNMA)
100,000		FNMA	1.250	08/20/13	100,653
1,000,000		FNMA	3.000	09/16/14	1,053,287
100,000		European Investment Bank	4.880	02/15/36	102,246
500,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	486,690
250,000		Private Export Funding Corp	3.050	10/15/14	263,319

		TOTAL AGENCY SECURITIES			8,203,679

FOREIGN GOVERNMENT BONDS - 6.3%
100,000	g	Bahrain Government International Bond	5.500	03/31/20	101,854
100,000	g	Banco Nacional de Desenvolvimento Economico e Social	5.500	07/12/20	102,750

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$50,000		Belgium Kingdom	2.750%	03/05/15	$49,162
200,000		Brazilian Government International Bond	5.880	01/15/19	222,000
100,000		Brazilian Government International Bond	4.880	01/22/21	102,000
25,000		Brazilian Government International Bond	7.130	01/20/37	29,813
100,000		Brazilian Government International Bond	5.630	01/07/41	99,250
150,000		Canada Government International Bond	2.380	09/10/14	154,654
150,000		Chile Government International Bond	3.880	08/05/20	147,459
100,000	g	Croatia Government International Bond	6.630	07/14/20	103,238
250,000		Export Development Canada	2.250	05/28/15	253,133
100,000		Export-Import Bank of Korea	5.880	01/14/15	108,292
100,000		Export-Import Bank of Korea	5.130	06/29/20	102,967
175,000		Federative Republic of Brazil	6.000	01/17/17	198,013
80,000		Korea Development Bank	3.250	03/09/16	77,796
500,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	518,355
25,000		Peruvian Government International Bond	7.130	03/30/19	29,875
25,000		Peruvian Government International Bond	7.350	07/21/25	30,413
80,000		Poland Government International Bond	3.880	07/16/15	81,310
30,000		Poland Government International Bond	6.380	07/15/19	33,606
175,000		Province of British Columbia Canada	2.850	06/15/15	180,157
500,000		Province of Manitoba Canada	2.130	04/22/13	511,208
500,000		Province of Nova Scotia Canada	2.380	07/21/15	500,512
1,000,000		Province of Ontario Canada	2.630	01/20/12	1,020,531
300,000		Province of Ontario Canada	4.100	06/16/14	324,058
300,000		Province of Ontario Canada	2.950	02/05/15	309,676
400,000		Province of Ontario Canada	2.700	06/16/15	407,217
1,000,000		Province of Ontario Canada	4.000	10/07/19	1,027,268
500,000		Province of Ontario Canada	4.400	04/14/20	522,722
110,000		Province of Quebec Canada	4.630	05/14/18	119,001
500,000		Province of Quebec Canada	3.500	07/29/20	484,031
100,000		Qatar Government International Bond	5.250	01/20/20	105,500
30,000		Republic of Hungary	6.250	01/29/20	29,027
100,000		Republic of Korea	5.750	04/16/14	109,243
100,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	100,130
100,000		South Africa Government International Bond	6.880	05/27/19	117,125
52,000		United Mexican States	5.880	02/17/14	59,150
50,000		United Mexican States	5.950	03/19/19	55,750
100,000		United Mexican States	5.130	01/15/20	104,250

		TOTAL FOREIGN GOVERNMENT BONDS			8,632,496

MORTGAGE BACKED - 28.7%
		Federal Home Loan Mortgage Corp (FHLMC)
72,154	i	FHLMC	2.600	02/01/36	75,121
230,009	i	FHLMC	5.790	07/01/36	243,385
46,375	i	FHLMC	2.910	09/01/36	48,356
118,003	i	FHLMC	5.630	09/01/36	124,003
34,617	i	FHLMC	5.920	09/01/36	36,599
115,684	i	FHLMC	5.500	03/01/37	122,305
220,333	i	FHLMC	5.880	04/01/37	236,126
71,511	i	FHLMC	5.720	05/01/37	76,530
		Federal Home Loan Mortgage Corp Gold (FGLMC)
228,746		FGLMC	5.000	02/01/19	244,794
41,942		FGLMC	4.500	01/01/20	44,275

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$158,598	FGLMC	4.500%	07/01/20	$167,337
42,185	FGLMC	5.000	04/01/23	44,564
136,475	FGLMC	4.000	07/01/24	140,356
53,256	FGLMC	4.500	09/01/24	55,653
18,903	FGLMC	6.000	03/01/33	20,774
207,476	FGLMC	5.000	11/01/33	219,025
365,518	FGLMC	6.000	11/01/33	401,701
95,951	FGLMC	5.000	05/01/34	101,172
61,858	FGLMC	6.000	09/01/34	67,691
16,420	FGLMC	6.000	04/01/35	17,897
38,890	FGLMC	5.000	02/01/36	40,982
25,088	FGLMC	6.500	05/01/36	27,904
293,480	FGLMC	5.500	04/01/37	313,118
353,581	FGLMC	5.500	05/01/37	377,241
226,519	FGLMC	6.000	08/01/37	247,456
23,462	FGLMC	6.000	08/01/37	25,499
82,909	FGLMC	6.500	09/01/37	92,007
65,994	FGLMC	6.500	11/01/37	73,236
190,394	FGLMC	5.000	04/01/38	200,874
66,194	FGLMC	6.500	05/01/38	73,422
88,362	FGLMC	5.500	01/01/39	94,247
183,637	FGLMC	4.000	06/01/39	182,492
106,638	FGLMC	5.000	07/01/39	111,907
136,165	FGLMC	5.000	01/01/40	142,894
	Federal National Mortgage Association (FNMA)
7,874	FNMA	5.000	06/01/13	8,441
1,512,658	FNMA	4.560	01/01/15	1,612,175
69,567	FNMA	5.500	04/01/18	75,092
59,061	FNMA	5.500	05/01/18	63,722
150,000	FNMA	4.000	02/25/19	157,731
67,612	FNMA	4.500	03/01/19	71,542
36,514	FNMA	4.500	06/01/19	38,636
198,560	FNMA	5.500	07/01/20	215,593
17,392	FNMA	4.500	11/01/20	18,403
134,807	FNMA	4.500	12/01/20	142,726
51,774	FNMA	5.000	12/01/20	55,309
58,778	FNMA	4.500	03/01/23	61,717
162,486	FNMA	5.000	04/01/23	172,480
134,667	FNMA	4.500	06/01/23	141,401
134,980	FNMA	5.000	07/01/23	143,269
120,711	FNMA	5.000	07/01/23	128,124
135,148	FNMA	5.500	02/01/24	146,200
388,201	FNMA	4.500	04/01/24	407,126
155,382	FNMA	4.000	05/01/24	160,262
295,541	FNMA	5.500	07/01/24	319,415
10,497	FNMA	5.500	09/01/24	11,345
514,710	FNMA	4.000	02/01/25	532,081
56,538	FNMA	6.500	07/01/32	63,573
73,772	FNMA	5.500	01/01/33	79,426
124,597	FNMA	5.500	07/01/33	134,302
662,198	FNMA	5.500	07/01/33	713,782
254,377	FNMA	5.500	07/01/33	274,192

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$310,804		FNMA	6.000%	10/01/33	$342,383
182,503		FNMA	5.000	11/01/33	193,025
724,054		FNMA	5.500	11/01/33	780,456
400,818		FNMA	5.000	03/01/34	423,926
709,055		FNMA	5.000	03/01/34	749,933
99,841		FNMA	5.500	04/01/34	107,589
59,851		FNMA	5.000	08/01/34	63,257
1,512,271		FNMA	5.000	09/01/34	1,597,565
74,363		FNMA	5.000	11/01/34	78,650
43,205		FNMA	6.500	02/01/35	48,580
180,122		FNMA	5.500	04/01/35	193,872
19,286		FNMA	7.500	06/01/35	22,121
39,896		FNMA	5.500	07/01/35	42,941
17,954		FNMA	7.500	07/01/35	20,594
69,217		FNMA	4.500	08/01/35	71,439
94,419		FNMA	5.000	08/01/35	99,685
242,154		FNMA	5.500	09/01/35	261,017
94,051		FNMA	5.500	10/01/35	101,143
106,050		FNMA	5.000	02/01/36	111,965
360,171		FNMA	6.000	04/01/36	392,601
191,401		FNMA	6.000	06/01/36	209,831
109,544	i	FNMA	5.880	07/01/36	115,496
56,644		FNMA	6.500	09/01/36	63,161
78,976		FNMA	6.000	12/01/36	86,087
60,695		FNMA	5.000	02/01/37	63,872
274,874		FNMA	5.500	02/01/37	294,740
53,278		FNMA	7.000	02/01/37	60,333
165,908		FNMA	5.500	03/01/37	177,640
114,386		FNMA	7.000	04/01/37	129,535
62,137		FNMA	5.500	06/01/37	66,531
28,316		FNMA	6.500	08/01/37	31,848
68,027		FNMA	6.000	11/01/37	74,024
26,374		FNMA	7.000	11/01/37	29,867
110,022		FNMA	5.500	01/01/38	117,802
14,136		FNMA	6.500	01/01/38	15,722
868,758		FNMA	5.500	02/01/38	930,053
260,104		FNMA	5.500	02/01/38	278,456
3,663		FNMA	6.500	02/01/38	4,087
6,135		FNMA	6.500	03/01/38	6,822
19,009		FNMA	6.500	03/01/38	21,138
306,701		FNMA	5.000	04/01/38	322,688
166,110		FNMA	6.000	04/01/38	180,703
904,035		FNMA	6.000	07/01/38	983,740
874,465		FNMA	6.000	10/01/38	951,562
334,436		FNMA	4.000	01/01/39	333,030
121,501		FNMA	4.500	01/01/39	124,830
80,862		FNMA	5.500	01/01/39	86,567
88,354		FNMA	6.000	01/01/39	96,116
70,985		FNMA	6.000	01/01/39	77,221
132,313		FNMA	4.000	02/01/39	131,777
121,612		FNMA	4.500	02/01/39	124,945
729,246		FNMA	4.500	02/01/39	749,231

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$70,561	FNMA	5.500%	02/01/39	$75,540
279,538	FNMA	5.000	04/01/38	294,109
1,709,116	FNMA	4.500	04/01/39	1,756,219
105,474	FNMA	5.000	04/01/39	110,962
438,611	FNMA	4.500	06/01/39	450,700
728,173	FNMA	4.000	07/01/39	725,112
509,376	FNMA	6.500	07/01/39	566,383
475,333	FNMA	4.000	08/01/39	473,335
503,096	FNMA	4.500	08/01/39	516,961
741,171	FNMA	6.000	09/01/39	806,053
315,633	FNMA	4.500	10/01/39	324,332
330,226	FNMA	4.500	11/01/39	339,328
352,158	FNMA	4.500	11/01/39	361,864
228,128	FNMA	5.000	11/01/39	239,996
486,091	FNMA	5.000	06/01/40	513,507
447,484	FNMA	4.500	07/01/40	459,747
435,396	FNMA	4.500	07/01/40	447,328
478,426	FNMA	5.500	07/01/40	512,106
498,932	FNMA	4.000	11/01/40	496,835
399,021	FNMA	4.500	11/01/40	409,955
	Government National Mortgage Association (GNMA)
34,022	GNMA	5.500	07/15/33	36,961
227,264	GNMA	5.500	07/20/33	246,154
39,411	GNMA	5.000	03/15/34	42,026
185,268	GNMA	5.000	06/15/34	199,877
310,570	GNMA	5.500	02/15/37	336,045
250,387	GNMA	5.000	01/15/38	266,374
98,439	GNMA	5.000	04/15/38	104,724
210,830	GNMA	5.500	05/15/38	228,058
40,169	GNMA	6.000	08/15/38	44,226
38,399	GNMA	6.000	08/20/38	42,125
419,642	GNMA	5.500	07/15/39	453,932
160,278	GNMA	4.500	07/20/39	166,652
56,753	GNMA	5.000	07/20/39	60,370
69,102	GNMA	4.000	08/15/39	69,730
679,300	GNMA	4.500	03/15/40	706,184
243,920	GNMA	4.500	04/15/40	253,574
223,873	GNMA	5.000	04/15/40	238,168
463,554	GNMA	5.000	04/15/40	493,152
567,979	GNMA	5.000	05/20/40	604,160
489,986	GNMA	4.500	06/15/40	509,378
488,521	GNMA	5.000	06/15/40	519,713
571,020	GNMA	4.000	07/15/40	576,203
196,361	GNMA	6.230	09/15/43	208,890

	TOTAL MORTGAGE BACKED			39,368,253

MUNICIPAL BONDS - 0.7%
150,000	Grant County Public Utility District No 2	5.630	01/01/27	138,534
500,000	Long Island Power Authority	5.850	05/01/41	458,479
150,000	State of California	7.630	03/01/40	156,512
175,000	State of Illinois	6.730	04/01/35	160,626

	TOTAL MUNICIPAL BONDS			914,151

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

U.S. TREASURY SECURITIES - 18.9%
$842,500		United States Treasury Bond	5.250%	02/15/29	$966,242
1,531,000		United States Treasury Bond	4.380	05/15/40	1,538,411
1,440,000		United States Treasury Bond	3.880	08/15/40	1,326,375
200,000		United States Treasury Note	1.000	12/31/11	201,305
55,000		United States Treasury Note	0.630	06/30/12	55,163
85,000		United States Treasury Note	0.630	07/31/12	85,232
48,000		United States Treasury Note	1.380	10/15/12	48,707
30,000		United States Treasury Note	0.750	08/15/13	29,939
1,025,000		United States Treasury Note	0.750	09/15/13	1,021,717
50,000		United States Treasury Note	0.500	10/15/13	49,441
285,000		United States Treasury Note	0.500	11/15/13	281,326
635,000		United States Treasury Note	2.000	11/30/13	653,752
175,000		United States Treasury Note	0.750	12/15/13	173,756
4,377,000		United States Treasury Note	1.880	04/30/14	4,476,506
1,613,000		United States Treasury Note	2.250	05/31/14	1,668,573
799,000		United States Treasury Note	2.380	08/31/14	827,714
1,180,000		United States Treasury Note	2.380	10/31/14	1,221,392
4,208,000		United States Treasury Note	1.380	11/30/15	4,089,322
860,000		United States Treasury Note	2.630	02/29/16	882,642
1,100,000		United States Treasury Note	2.380	03/31/16	1,113,922
50,000		United States Treasury Note	3.000	02/28/17	51,563
4,000,000		United States Treasury Note	1.880	08/31/17	3,818,436
350,000		United States Treasury Note	2.250	11/30/17	340,348
779,000		United States Treasury Note	2.630	11/15/20	734,816
500,000	j	United States Treasury Strip Principal	0.000	08/15/27	242,794

		TOTAL U.S. TREASURY SECURITIES			25,899,394

		TOTAL GOVERNMENT BONDS (Cost $81,245,659)			83,017,973

STRUCTURED ASSETS - 6.8%
ASSET BACKED - 2.0%
70,000	g	Ally Master Owner Trust	2.880	04/15/13	71,689
		Series - 2010 3 (Class A)
50,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	50,493
		Series - 2010 3 (Class C)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	195,317
		Series - 2010 5A (Class A)
418,036		Centex Home Equity	5.540	01/25/32	417,574
		Series - 2002 A (Class AF6)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	85,178
		Series - 2004 2 (Class 1B)
341,152		CIT Group Home Equity Loan Trust	6.390	12/25/30	56,424
		Series - 2002 2 (Class MF2)
75,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	73,571
		Series - 2006 15 (Class A2)
816,545	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	675,872
		Series - 2007 1A (Class AF3)
15,000	g	Ford Credit Floorplan Master Owner Trust Series - 2010 3 (Class B)	4.640	02/15/17	15,775

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,272		GMAC Commercial Mortgage Securities, Inc Series - 2006 HLTV (Class A3)	5.590%	10/25/29	$96,891
250,000		GMAC Commercial Mortgage Securities, Inc Series - 2006 HLTV (Class A4)	5.810	10/25/29	200,765
84,867		HFC Home Equity Loan Asset Backed Certificates Series - 2007 1 (Class A1F)	5.910	03/20/36	85,287
24,873	i	Morgan Stanley ABS Capital I Series - 2007 HE2 (Class A2A)	0.270	01/25/37	24,107
310,000		Renaissance Home Equity Loan Trust Series - 2006 3 (Class AF3)	5.590	11/25/36	177,124
149,707		Residential Funding Mortgage Securities II, Inc Series - 2006 HI5 (Class A2)	5.520	04/25/21	146,794
100,000		Residential Funding Mortgage Securities II, Inc Series - 2006 HI1 (Class M2)	6.060	02/25/36	34,212
42,513	i	Securitized Asset Backed Receivables LLC Trust Series - 2006 NC2 (Class A2)	0.410	03/25/36	40,387
100,000	g	Vornado DP LLC Series - 2010 VNO (Class C)	5.280	09/13/28	98,071
145,611	g,m	Wachovia Amortization Controlled Heloc NIM Series - 2006 N1 (Class N1)	5.680	08/12/47	120,129
38,788	i	Wells Fargo Home Equity Trust Series - 2006 2 (Class A3)	0.400	07/25/36	35,236

		TOTAL ASSET BACKED			2,700,896

OTHER MORTGAGE BACKED - 4.8%
80,000	i	Banc of America Commercial Mortgage, Inc Series - 2005 3 (Class AJ)	4.770	07/10/43	74,662
70,000		Banc of America Commercial Mortgage, Inc Series - 2006 6 (Class A4)	5.360	10/10/45	73,153
75,000	i	Banc of America Commercial Mortgage, Inc Series - 2007 2 (Class A4)	5.690	04/10/49	78,373
140,000	g,i	Banc of America Large Loan, Inc Series - 2009 UB2 (Class A4AB)	5.770	12/24/49	148,006
25,000		Bear Stearns Commercial Mortgage Securities Series - 2006 PW14 (Class A4)	5.200	12/11/38	26,407
45,000	i	Bear Stearns Commercial Mortgage Securities Series - 2006 PW11 (Class A4)	5.460	03/11/39	48,654
40,000		Bear Stearns Commercial Mortgage Securities Series - 2005 PWR8 (Class A4)	4.670	06/11/41	41,965
80,000	i	Bear Stearns Commercial Mortgage Securities Series - 2006 PW13 (Class AM)	5.580	09/11/41	80,967
75,000		Bear Stearns Commercial Mortgage Securities Series - 2006 T24 (Class A4)	5.540	10/12/41	80,747
110,000	i	Bear Stearns Commercial Mortgage Securities Series - 2004 T16 (Class A6)	4.750	02/13/46	115,781
105,000	i	Bear Stearns Commercial Mortgage Securities Series - 2007 PW17 (Class A4)	5.690	06/11/50	111,310
100,000		Bear Stearns Commercial Mortgage Securities Series - 2007 PW18 (Class A4)	5.700	06/11/50	104,194
75,000		Chase Mortgage Finance Corp Series - 2005 S2 (Class A24)	5.500	10/25/35	75,805

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$50,000		Citigroup, Inc Series - 2007 CD4 (Class A4)	5.320%	12/11/49	$51,826
85,000	i	Commercial Mortgage Pass Through Certificates Series - 2007 C9 (Class A4)	5.810	12/10/49	91,453
76,244		Countrywide Alternative Loan Trust Series - 2004 30CB (Class 1A15)	5.500	08/25/16	74,539
74,604		Countrywide Home Loan Mortgage Pass Through Trust Series - 2005 17 (Class 1A10)	5.250	09/25/35	76,280
35,006		Countrywide Home Loan Mortgage Pass Through Trust Series - 2005 J3 (Class 1A1)	5.500	09/25/35	34,900
50,000		CS First Boston Mortgage Securities Corp Series - 2003 C3 (Class B)	4.050	05/15/38	50,544
55,000	i	CS First Boston Mortgage Securities Corp Series - 2005 C5 (Class A4)	5.100	08/15/38	58,789
35,000	i	CS First Boston Mortgage Securities Corp Series - 2005 C5 (Class AJ)	5.100	08/15/38	33,862
50,384		First Horizon Asset Securities, Inc Series - 2003 9 (Class 1A4)	5.500	11/25/33	51,445
83,323	i	GMAC Mortgage Corp Loan Trust Series - 2003 AR1 (Class A5)	4.580	10/19/33	82,858
100,000	i	Greenwich Capital Commercial Funding Corp Series - 2006 GG7 (Class A4)	5.880	07/10/38	109,100
495,000	i	Greenwich Capital Commercial Funding Corp Series - 2006 GG7 (Class AM)	5.890	07/10/38	509,800
400,000		Greenwich Capital Commercial Funding Corp Series - 2007 GG9 (Class A4)	5.440	03/10/39	421,430
85,000		Greenwich Capital Commercial Funding Corp Series - 2007 GG9 (Class AM)	5.480	03/10/39	84,921
335,000		Greenwich Capital Commercial Funding Corp Series - 2007 GG11 (Class A4)	5.740	12/10/49	353,977
70,000	i	GS Mortgage Securities Corp II Series - 2006 GG6 (Class A4)	5.550	04/10/38	75,190
100,000	i	GS Mortgage Securities Corp II Series - 2006 GG6 (Class AM)	5.620	04/10/38	101,036
125,000		GS Mortgage Securities Corp II Series - 2006 GG8 (Class A4)	5.560	11/10/39	132,591
100,000	g	GS Mortgage Securities Corp II Series - 2010 C1 (Class B)	5.150	08/10/43	101,610
100,000	g,i	GS Mortgage Securities Corp II Series - 2010 C2 (Class C)	5.230	12/10/43	94,843
34,863	i	GSR Mortgage Loan Trust Series - 2006 AR1 (Class 2A2)	2.960	01/25/36	33,713
50,000	g	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2009 IWST (Class A2)	5.630	12/05/27	53,614
15,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2010 C2 (Class B)	5.070	11/15/43	14,189
30,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2010 C2 (Class C)	5.530	11/15/43	28,075
150,000		JP Morgan Chase Commercial Mortgage Securities Corp Series - 2006 LDP9 (Class A3)	5.340	05/15/47	155,674
55,000		JP Morgan Chase Commercial Mortgage Securities Corp Series - 2007 CB18 (Class A4)	5.440	06/12/47	57,636

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2007 LD11 (Class A4)	5.820%	06/15/49	$209,251
62,788	i	JP Morgan Mortgage Trust Series - 2005 A2 (Class 5A1)	4.310	04/25/35	63,172
50,000	i	LB-UBS Commercial Mortgage Trust Series - 2005 C2 (Class A5)	5.150	04/15/30	52,461
220,000		LB-UBS Commercial Mortgage Trust Series - 2007 C1 (Class A4)	5.420	02/15/40	231,031
115,000		LB-UBS Commercial Mortgage Trust Series - 2007 C2 (Class A3)	5.430	02/15/40	118,588
75,000	i	LB-UBS Commercial Mortgage Trust Series - 2007 C6 (Class A4)	5.860	07/15/40	78,800
200,000	i	Merrill Lynch Mortgage Trust Series - 2005 CKI1 (Class A6)	5.240	11/12/37	215,279
41,024	i	Merrill Lynch Mortgage Trust Series - 2005 CIP1 (Class AM)	5.110	07/12/38	41,718
75,000	i	Merrill Lynch Mortgage Trust Series - 2006 C1 (Class A4)	5.660	05/12/39	80,832
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series - 2006 1 (Class A4)	5.420	02/12/39	80,964
65,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series - 2007 8 (Class AM)	5.960	08/12/49	64,237
130,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series - 2006 4 (Class A3)	5.170	12/12/49	134,555
80,000	i	Morgan Stanley Capital I Series - 2004 T15 (Class A4)	5.270	06/13/41	85,691
270,000	i	Morgan Stanley Capital I Series - 2007 HQ11 (Class A4)	5.450	02/12/44	280,198
85,000		Morgan Stanley Capital I Series - 2007 IQ13 (Class A4)	5.360	03/15/44	87,681
102,000	i	Morgan Stanley Capital I Series - 2006 HQ9 (Class A4)	5.730	07/12/44	110,667
30,000	i	Morgan Stanley Capital I Series - 2007 T25 (Class AM)	5.540	11/12/49	30,576
35,000		Morgan Stanley Capital I Series - 0 IQ9 (Class AJ)	4.770	07/15/56	33,606
75,000	g,i	RBSCF Trust Series - 2010 MB1 (Class D)	4.670	04/15/24	72,728
26,487	i	Structured Adjustable Rate Mortgage Loan Trust Series - 2005 6XS (Class A3)	0.640	03/25/35	25,854
18,863	i	Structured Adjustable Rate Mortgage Loan Trust Series - 2006 6 (Class 2A1)	5.750	07/25/36	18,791
40,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2005 C22 (Class AJ)	5.360	12/15/44	37,376
85,000		Wachovia Bank Commercial Mortgage Trust Series - 2007 C31 (Class A5)	5.500	04/15/47	85,232
120,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2006 C29 (Class AJ)	5.370	11/15/48	106,617
50,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C33 (Class A4)	5.900	02/15/51	51,894
95,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C33 (Class A5)	5.900	02/15/51	98,071

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$50,000	g,i	Wells Fargo Mortgage Backed Securities Trust Series - 2010 C1 (Class B)	5.280%	10/15/57	$50,349

		TOTAL OTHER MORTGAGE BACKED			6,540,138

		TOTAL STRUCTURED ASSETS (Cost $9,611,439)			9,241,034

		TOTAL BONDS (Cost $130,884,718)			133,504,992

SHARES		COMPANY
PREFERRED STOCKS - 0.0%
BANKS - 0.0%
5,517	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	3,470
17,265	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	9,669

		TOTAL BANKS			13,139

		TOTAL PREFERRED STOCKS (Cost $569,550)			13,139

		TOTAL INVESTMENTS - 97.5% (Cost $131,454,268)			133,518,131
		OTHER ASSETS & LIABILITIES, NET - 2.5%			3,482,245

		NET ASSETS - 100.0%			$137,000,376

Abbreviation(s):

ABS	Asset-Backed Security

*	Non-income producing.

b	In bankruptcy.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2010 the value of these securities amounted to 9,994,310 or 7.30% of net assets.

i	Floating or variable rate security. Coupon reflects the rate at period end.

j	Zero coupon.

m	Indicates a security that has been deemed illiquid.

n	In default.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

December 31, 2010

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.9%
BANKERS’ ACCEPTANCES - 0.5%
$115,000	JPMorgan Chase Bank NA		02/22/11	$114,955
207,000	JPMorgan Chase Bank NA		03/21/11	206,873

	TOTAL BANKERS’ ACCEPTANCES			321,828

CERTIFICATE OF DEPOSIT - 6.8%
500,000	Bank of Montreal	0.230	01/06/11	500,000
1,000,000	Bank of Nova Scotia	0.290	01/20/11	1,000,000
400,000	Bank of Nova Scotia	0.290	03/03/11	400,000
490,000	Barclays Bank plc	0.450	05/23/11	490,000
500,000	BNP Paribas	0.310	02/11/11	500,006
600,000	Toronto-Dominion Bank	0.240	02/23/11	600,000
725,000	Toronto-Dominion Bank	0.240	02/25/11	725,000

	TOTAL CERTIFICATE OF DEPOSIT			4,215,006

COMMERCIAL PAPER - 37.5%
500,000	American Honda Finance Corp		01/18/11	499,940
300,000	American Honda Finance Corp		02/03/11	299,940
700,000	Australia & New Zealand Banking Group Ltd		01/10/11	699,955
500,000	Australia & New Zealand Banking Group Ltd		02/08/11	499,865
505,000	BNP Paribas Finance, Inc		01/10/11	504,968
418,000	Coca-Cola Co		01/19/11	417,954
270,000	Commonwealth Bank of Australia		01/18/11	269,966
250,000	Commonwealth Bank of Australia		01/27/11	249,949
545,000	Credit Agricole North America, Inc		02/03/11	544,858
297,000	Fairway Finance LLC		01/04/11	296,992
500,000	Fairway Finance LLC		02/09/11	499,859
250,000	General Electric Capital Corp		01/24/11	249,965
600,000	General Electric Capital Corp		03/14/11	599,712
515,000	General Electric Capital Corp		03/29/11	514,714
545,000	ING US Funding LLC		01/10/11	544,965
500,000	International Business Machines Corp		01/14/11	499,972
500,000	Johnson & Johnson		01/14/11	499,970
335,000	Johnson & Johnson		02/01/11	334,951
500,000	Johnson & Johnson		03/30/11	499,743
300,000	Johnson & Johnson		05/03/11	299,756
386,000	JPMorgan Chase Bank NA		01/03/11	385,994
123,000	JPMorgan Chase Bank NA		01/11/11	122,991
154,000	JPMorgan Chase Bank NA		02/04/11	153,961
111,000	JPMorgan Chase Bank NA		02/28/11	110,946
163,000	JPMorgan Chase Bank NA		03/08/11	162,916
123,000	JPMorgan Chase Bank NA		03/28/11	122,921
170,000	JPMorgan Chase Bank NA		04/04/11	169,881
135,000	JPMorgan Chase Bank NA		04/21/11	134,885
340,000	Lloyds TSB Bank plc		02/11/11	339,909
755,000	Nestle Capital Corp		02/10/11	754,832
670,000	Nestle Capital Corp		04/01/11	669,598
300,000	Old Line Funding LLC		01/04/11	299,994
385,000	Old Line Funding LLC		01/07/11	384,985
950,000	Old Line Funding LLC		03/03/11	949,541
250,000	Private Export Funding Corp		01/06/11	249,992
385,000	Private Export Funding Corp		02/11/11	384,913
500,000	Procter & Gamble Co		01/05/11	499,987
285,000	Procter & Gamble Co		04/04/11	284,798
700,000	Procter & Gamble International Funding S.C.A		01/13/11	699,958

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

1,000,000	Rabobank USA Financial Corp		02/07/11	$999,728
500,000	Rabobank USA Financial Corp		02/08/11	499,860
335,000	Royal Bank of Canada		03/04/11	334,873
350,000	Sheffield Receivables Corp		01/19/11	349,948
1,060,000	Sheffield Receivables Corp		03/11/11	1,059,431
500,000	Societe Generale North America, Inc		01/14/11	499,946
500,000	Societe Generale North America, Inc		01/24/11	499,914
555,000	Straight-A Funding LLC		02/14/11	554,830
600,000	Straight-A Funding LLC		02/15/11	599,828
750,000	Straight-A Funding LLC		02/17/11	749,774
300,000	Toronto-Dominion Holdings USA, Inc		01/25/11	299,950
585,000	Variable Funding Capital Co LLC		01/25/11	584,890
385,000	Variable Funding Capital Co LLC		02/15/11	384,880

	TOTAL COMMERCIAL PAPER			23,128,848

GOVERNMENT AGENCY DEBT - 31.9%
250,000	Federal Farm Credit Bank (FFCB)		01/03/11	249,997
285,000	Federal Home Loan Bank (FHLB)		01/05/11	284,993
400,000	FHLB		01/07/11	399,989
1,000,000	FHLB		01/21/11	999,917
940,000	FHLB		01/26/11	939,884
945,000	FHLB		02/02/11	944,863
500,000	FHLB		02/11/11	499,915
1,000,000	FHLB		02/16/11	999,808
260,000	FHLB		02/23/11	259,943
600,000	FHLB		03/02/11	599,845
405,000	FHLB		03/09/11	404,879
200,000	FHLB		03/18/11	199,924
415,000	FHLB		05/06/11	414,683
175,000	Federal Home Loan Mortgage Corp (FHLMC)		01/11/11	174,990
1,000,000	FHLMC		01/18/11	999,915
300,000	FHLMC		01/19/11	299,970
500,000	FHLMC		01/25/11	499,943
330,000	FHLMC		02/07/11	329,932
193,000	FHLMC		02/14/11	192,958
800,000	FHLMC		02/22/11	799,798
364,000	FHLMC		02/25/11	363,900
500,000	FHLMC		03/01/11	499,853
340,000	FHLMC		03/07/11	339,877
1,000,000	FHLMC		03/15/11	999,635
1,264,000	FHLMC		03/21/11	1,263,555
224,000	FHLMC		04/19/11	223,866
$71,000	FHLMC		05/10/11	70,931
400,000	FHLMC		05/25/11	399,600
735,000	Federal National Mortgage Association (FNMA)		01/04/11	734,987
250,000	FNMA		01/05/11	249,996
134,000	FNMA		01/12/11	133,994
460,000	FNMA		01/26/11	459,936
800,000	FNMA		02/14/11	799,853
230,000	FNMA		02/23/11	229,928
25,000	FNMA		03/01/11	24,990
825,000	FNMA		03/02/11	824,725
365,000	FNMA		03/16/11	364,876
500,000	FNMA		04/11/11	499,514
220,000	FNMA		04/18/11	219,837
516,000	FNMA		02/09/11	515,894

	TOTAL GOVERNMENT AGENCY DEBT			19,715,893

TREASURY DEBT - 16.6%
200,000	United States Treasury Bill		01/20/11	199,984
205,000	United States Treasury Bill		02/10/11	204,972
150,000	United States Treasury Bill		02/24/11	149,974

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

485,000		United States Treasury Bill		03/03/11	$484,869
1,000,000		United States Treasury Bill		03/10/11	999,660
179,000		United States Treasury Bill		03/17/11	178,927
1,250,000		United States Treasury Bill		03/24/11	1,249,629
1,034,000		United States Treasury Bill		03/31/11	1,033,569
510,000		United States Treasury Bill		04/21/11	509,774
962,000		United States Treasury Bill		05/12/11	961,377
300,000		United States Treasury Bill		05/26/11	299,798
300,000		United States Treasury Bill		06/23/11	299,733
750,000		United States Treasury Note	0.880	01/31/11	750,313
525,000		United States Treasury Note	0.880	02/28/11	525,612
1,000,000		United States Treasury Note	0.880	03/31/11	1,001,726
500,000		United States Treasury Note	0.880	04/30/11	501,032
400,000		United States Treasury Note	0.880	05/31/11	401,069
500,000		United States Treasury Note	1.000	08/31/11	502,389

		TOTAL TREASURY DEBT			10,254,407

VARIABLE RATE NOTES - 6.6%
500,000	i	Federal Farm Credit Bank (FFCB)	0.290	06/17/11	500,070
1,000,000	i	Federal Home Loan Bank (FHLB)	0.320	05/26/11	1,000,000
500,000	i	FHLB	0.370	06/01/11	500,042
600,000	i	FHLB	0.370	06/15/11	600,275
1,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.180	11/09/11	1,499,044

		TOTAL VARIABLE RATE NOTES			4,099,431

		TOTAL SHORT-TERM INVESTMENTS (Cost $61,735,413)			61,735,413

		TOTAL PORTFOLIO - 99.9% (Cost $61,735,413)			61,735,413
		OTHER ASSETS & LIABILITIES, NET - 0.1%			30,622

		NET ASSETS - 100.0%			$61,766,035

i	Floating or variable rate security. Coupon reflects the rate at period end.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of TIAA-CREF Life Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Growth Equity Fund, Growth & Income Fund, International Equity Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Stock Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Bond Fund and Money Market Fund (constituting the TIAA-CREF Life Funds, hereafter referred to as the “Funds”) at December 31, 2010, and for the year then ended and have issued our unqualified report thereon dated February 18, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds’ schedule of investments in securities (the Schedules) as of December 31, 2010 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audit.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2011

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s fiscal year-end that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

12(a)(1) Copy of current Code of Ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: February 16, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 16, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Dated: February 16, 2011	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12.  Exhibits.

12(a)(1) Copy of current code of ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer